Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund

	Number of Shares	Value
Common Stocks – 94.8%
Advertising & Marketing – 0.6%
Omnicom Group, Inc.	127,413	$9,815,897
Trade Desk (The), Inc., Class A*	39,766	1,206,103
		11,022,000
Aerospace & Defense – 3.5%
Airbus S.E. ADR (France)(a)	82,883	4,728,475
Boeing (The) Co.*	49,810	11,641,593
Curtiss-Wright Corp.	957	628,452
General Dynamics Corp.	46,561	16,347,102
HEICO Corp.	579	191,597
Loar Holdings, Inc.(a)*	26,448	1,813,804
Lockheed Martin Corp.	11,313	7,174,931
Moog, Inc., Class A	530	161,836
Northrop Grumman Corp.	7,267	5,030,653
RTX Corp.	82,008	16,477,867
Textron, Inc.	4,878	429,557
		64,625,867
Apparel & Textile Products – 0.4%
Carter’s, Inc.(a)	29,927	1,035,773
NIKE, Inc., Class B	94,354	5,832,021
		6,867,794
Asset Management – 3.4%
Ares Management Corp., Class A	8,888	1,330,267
Artisan Partners Asset Management, Inc., Class A(a)	35,162	1,565,412
BlackRock, Inc.	17,340	19,402,420
Blackstone, Inc.	12,974	1,847,757
Charles Schwab (The) Corp.	92,195	9,580,904
Cohen & Steers, Inc.	16,123	1,036,064
Federated Hermes, Inc.	21,848	1,164,061
Hamilton Lane, Inc., Class A	18,577	2,623,816
Janus Henderson Group PLC	29,898	1,438,991
KKR & Co., Inc.	63,883	7,299,272
LPL Financial Holdings, Inc.	12,562	4,578,849
Raymond James Financial, Inc.	25,627	4,250,494
Stifel Financial Corp.	837	103,202
T. Rowe Price Group, Inc.	60,252	6,367,431
Victory Capital Holdings, Inc., Class A(a)	1,365	96,274
		62,685,214
Automotive – 0.5%
Aptiv PLC*	1,153	87,340
	Number of Shares	Value
Automotive (Continued)
Autoliv, Inc. (Sweden)	787	$95,416
BorgWarner, Inc.	22,618	1,072,319
Gentherm, Inc.*	9,074	290,005
Lear Corp.	885	103,625
Tesla, Inc.*	14,608	6,287,429
XPEL, Inc.(a)*	29,102	1,499,044
		9,435,178
Banking – 2.9%
Bank of America Corp.	35,448	1,885,834
Bank OZK(a)	43,642	2,075,614
Citigroup, Inc.	61,772	7,147,638
Fifth Third Bancorp(a)	46,421	2,331,263
JP Morgan Chase & Co.	54,108	16,551,096
KeyCorp	111,822	2,406,409
PNC Financial Services Group (The), Inc.	31,015	6,925,649
Truist Financial Corp.	39,713	2,042,042
U.S. Bancorp	91,419	5,129,520
Wells Fargo & Co.	84,379	7,635,456
		54,130,521
Beverages – 1.7%
Brown-Forman Corp., Class B(a)	163,487	4,474,639
Coca-Cola (The) Co.	17,649	1,320,321
Coca-Cola Europacific Partners PLC (United Kingdom)	20,971	1,923,041
Constellation Brands, Inc., Class A	29,114	4,562,164
Diageo PLC (United Kingdom)	45,467	1,046,209
Monster Beverage Corp.*	55,526	4,484,280
PepsiCo, Inc.	85,635	13,156,105
Vita Coco (The) Co., Inc.*	6,542	349,016
		31,315,775
Biotechnology & Pharmaceuticals – 3.9%
AbbVie, Inc.	28,619	6,382,323
Amgen, Inc.	11,907	4,070,765
Biogen, Inc.*	18,779	3,378,154
Bristol-Myers Squibb Co.	50,527	2,781,511
Certara, Inc.(a)*	141,447	1,243,319
Eli Lilly & Co.	556	576,655
Innoviva, Inc.*	42,850	857,000
Johnson & Johnson	80,090	18,200,453
Merck & Co., Inc.	52,265	5,763,262
Moderna, Inc.(a)*	70,855	3,122,580
Pfizer, Inc.	345,958	9,147,130
Regeneron Pharmaceuticals, Inc.	3,244	2,405,264

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Roche Holding A.G. ADR(a)	50,269	$2,852,766
United Therapeutics Corp.*	3,467	1,627,722
Vertex Pharmaceuticals, Inc.*	13,970	6,564,503
Zoetis, Inc.	22,782	2,843,649
		71,817,056
Cable & Satellite – 0.3%
Charter Communications, Inc., Class A*	8,079	1,665,243
Comcast Corp., Class A	132,381	3,938,335
		5,603,578
Chemicals – 2.0%
Air Products and Chemicals, Inc.	13,893	3,785,842
Avery Dennison Corp.	2,752	510,523
Balchem Corp.	15,984	2,719,997
Cabot Corp.(a)	5,882	424,622
CF Industries Holdings, Inc.	5,270	491,322
Dow, Inc.	88,465	2,437,211
International Flavors & Fragrances, Inc.	62,432	4,358,378
Linde PLC	11,246	5,139,085
LyondellBasell Industries N.V., Class A	38,158	1,869,742
NewMarket Corp.	114	76,470
PPG Industries, Inc.	39,776	4,599,299
Qnity Electronics, Inc.	11,533	1,109,244
RPM International, Inc.	753	80,541
Sensient Technologies Corp.	5,078	479,973
Sherwin-Williams (The) Co.	21,391	7,586,104
Solstice Advanced Materials, Inc.*	11,640	719,003
WD-40 Co.	3,311	765,602
		37,152,958
Commercial Support Services – 0.6%
Casella Waste Systems, Inc., Class A(a)*	35,312	3,562,275
H&R Block, Inc.	16,692	658,499
Paychex, Inc.	28,523	2,941,577
Robert Half, Inc.(a)	67,233	2,326,934
Rollins, Inc.	10,500	665,070
		10,154,355
Construction Materials – 0.2%
CRH PLC	25,427	3,112,519
Eagle Materials, Inc.	1,825	371,953
Trex Co., Inc.*	23,992	993,749
		4,478,221
	Number of Shares	Value
Consumer Services – 0.1%
PROG Holdings, Inc.	40,389	$1,310,219
Containers & Packaging – 0.3%
Amcor PLC(a)	77,544	3,431,322
AptarGroup, Inc.	5,407	675,605
Packaging Corp. of America	2,575	573,066
		4,679,993
Diversified Industrials – 2.2%
Dover Corp.	3,365	678,014
Emerson Electric Co.	82,891	12,181,661
Honeywell International, Inc.	67,245	15,299,582
Illinois Tool Works, Inc.	35,623	9,306,865
ITT, Inc.	2,955	538,697
Parker-Hannifin Corp.	1,986	1,858,578
		39,863,397
E-Commerce Discretionary – 2.2%
Amazon.com, Inc.*	165,890	39,697,477
eBay, Inc.	14,342	1,308,277
		41,005,754
Electric Utilities – 2.3%
American Electric Power Co., Inc.	14,719	1,762,968
Dominion Energy, Inc.	106,544	6,410,753
Duke Energy Corp.	83,567	10,140,856
Edison International	62,946	3,920,277
Eversource Energy	55,311	3,823,649
MGE Energy, Inc.	4,631	369,924
NextEra Energy, Inc.	31,859	2,800,406
PG&E Corp.	260,438	4,015,954
Southern (The) Co.	55,900	4,992,429
Xcel Energy, Inc.	63,464	4,827,072
		43,064,288
Electrical Equipment – 2.7%
A.O. Smith Corp.(a)	12,406	911,717
AAON, Inc.(a)	11,114	1,012,041
Acuity, Inc.	3,079	952,150
Allegion PLC	5,877	971,997
AMETEK, Inc.	4,912	1,100,190
Amphenol Corp., Class A	79,619	11,471,506
Atkore, Inc.	18,562	1,289,131
Camtek Ltd. (Israel)(a)*	16,825	2,465,367
Eaton Corp. PLC	32,946	11,577,883
Fortive Corp.	7,731	408,274
Hubbell, Inc.	894	436,218
Keysight Technologies, Inc.*	560	121,145
Lennox International, Inc.	297	147,039

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electrical Equipment (Continued)
Modine Manufacturing Co.*	5,541	$1,023,201
Novanta, Inc.(a)*	13,081	1,759,918
Otis Worldwide Corp.	34,617	2,956,984
Rockwell Automation, Inc.	11,865	5,002,877
TE Connectivity PLC (Switzerland)	18,232	4,061,725
Trane Technologies PLC	2,525	1,061,964
		48,731,327
Engineering & Construction – 0.1%
Everus Construction Group, Inc.*	20,224	1,789,622
Frontdoor, Inc.*	7,884	466,023
		2,255,645
Entertainment Content – 1.0%
Fox Corp., Class A	93,909	6,834,697
Netflix, Inc.*	142,987	11,937,985
		18,772,682
Food – 1.1%
BellRing Brands, Inc.*	24,508	609,514
Campbell’s (The) Co.(a)	87,866	2,458,491
Flowers Foods, Inc.(a)	22,615	258,489
General Mills, Inc.	56,098	2,595,094
Hershey (The) Co.	4,442	865,080
Hormel Foods Corp.	28,323	697,029
Ingredion, Inc.	3,449	407,327
Kraft Heinz (The) Co.(a)	80,560	1,912,494
McCormick & Co., Inc. (Non Voting)	8,571	529,945
Mondelez International, Inc., Class A	107,988	6,314,058
Nestle S.A.(b)	23,216	2,215,423
Tyson Foods, Inc., Class A	32,079	2,095,721
		20,958,665
Forestry, Paper & Wood Products – 0.2%
Boise Cascade Co.	10,147	819,979
Louisiana-Pacific Corp.	4,509	377,584
UFP Industries, Inc.	14,663	1,514,395
		2,711,958
Health Care Facilities & Services – 2.6%
Centene Corp.*	52,788	2,286,776
Chemed Corp.	863	368,622
Cigna Group (The)	38,356	10,513,763
Elevance Health, Inc.	10,204	3,527,931
Encompass Health Corp.	6,701	633,446
Ensign Group (The), Inc.	14,318	2,457,828
HealthEquity, Inc.*	50,126	4,294,294
Henry Schein, Inc.*	8,787	663,243
	Number of Shares	Value
Health Care Facilities & Services (Continued)
Humana, Inc.	11,796	$2,302,579
IQVIA Holdings, Inc.*	17,021	3,917,383
McKesson Corp.	13,248	11,011,870
Medpace Holdings, Inc.*	3,610	2,102,753
UnitedHealth Group, Inc.	5,088	1,459,900
Universal Health Services, Inc., Class B	4,747	955,381
US Physical Therapy, Inc.(a)	5,919	496,427
		46,992,196
Home & Office Products – 0.0%(c)
Arhaus, Inc.*	71,778	730,700
Home Construction – 0.3%
DR Horton, Inc.	4,012	597,146
Fortune Brands Innovations, Inc.	9,131	493,987
Masco Corp.	45,436	3,002,865
PulteGroup, Inc.	6,312	789,568
Tri Pointe Homes, Inc.*	32,793	1,093,647
		5,977,213
Household Products – 1.5%
Church & Dwight Co., Inc.	7,987	768,749
Clorox (The) Co.	33,116	3,735,154
Colgate-Palmolive Co.	49,384	4,458,881
Estee Lauder (The) Cos., Inc., Class A	34,441	3,970,359
Kenvue, Inc.	52,132	907,097
Kimberly-Clark Corp.	28,027	2,802,420
Prestige Consumer Healthcare, Inc.*	15,328	988,196
Procter & Gamble (The) Co.	43,942	6,669,077
Reckitt Benckiser Group PLC (United Kingdom)	30,938	2,578,988
		26,878,921
Industrial Intermediate Products – 0.4%
Enpro, Inc.	8,181	1,953,459
RBC Bearings, Inc.*	5,282	2,639,257
Standex International Corp.(a)	9,697	2,327,280
		6,919,996
Industrial Support Services – 1.1%
Fastenal Co.	174,154	7,551,318
MSC Industrial Direct Co., Inc., Class A(a)	10,154	856,388
SiteOne Landscape Supply, Inc.*	16,023	2,299,942
WW Grainger, Inc.	8,744	9,442,995
		20,150,643

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Institutional Financial Services – 1.5%
CME Group, Inc.	10,472	$3,027,036
Houlihan Lokey, Inc.	464	78,100
Interactive Brokers Group, Inc., Class A	10,268	768,868
Intercontinental Exchange, Inc.	4,563	792,958
Moelis & Co., Class A(a)	32,102	2,300,750
Morgan Stanley	48,917	8,942,028
Nasdaq, Inc.	82,959	8,037,898
SEI Investments Co.	35,724	3,138,353
Tradeweb Markets, Inc., Class A	807	83,178
		27,169,169
Insurance – 2.7%
Aon PLC, Class A	17,821	6,230,934
Berkshire Hathaway, Inc., Class B*	11,927	5,731,281
Brown & Brown, Inc.	1,025	73,903
Chubb Ltd.	20,361	6,302,951
Goosehead Insurance, Inc., Class A*	13,578	839,664
Marsh & McLennan Cos., Inc.	64,296	12,099,864
Progressive (The) Corp.	53,287	11,083,696
RLI Corp.	21,682	1,266,879
Travelers (The) Cos., Inc.	23,382	6,652,413
		50,281,585
Internet Media & Services – 6.4%
Airbnb, Inc., Class A*	75,226	9,731,988
Alphabet, Inc., Class A	163,885	55,393,130
Meta Platforms, Inc., Class A	63,353	45,392,424
Uber Technologies, Inc.*	65,503	5,243,515
VeriSign, Inc.	5,637	1,376,725
Ziff Davis, Inc.(a)*	33,291	1,272,382
		118,410,164
IT Services – 1.2%
Accenture PLC, Class A	56,313	14,846,359
CDW Corp.	754	95,298
Cognizant Technology Solutions Corp., Class A	51,780	4,249,067
Genpact Ltd.	4,986	219,883
ICF International, Inc.	19,796	1,845,977
		21,256,584
Leisure Facilities & Services – 0.8%
Chipotle Mexican Grill, Inc.*	146,100	5,678,907
Choice Hotels International, Inc.(a)	3,257	334,819
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Domino’s Pizza, Inc.	912	$374,221
Marriott International, Inc., Class A	18,523	5,840,302
Wingstop, Inc.(a)	5,804	1,540,556
		13,768,805
Leisure Products – 0.0%(c)
Thor Industries, Inc.(a)	875	97,886
Machinery – 1.2%
Caterpillar, Inc.	4,097	2,693,204
CNH Industrial N.V.	290,748	3,128,448
CSW Industrials, Inc.(a)	6,947	1,875,551
Donaldson Co., Inc.	9,600	978,624
Federal Signal Corp.	21,163	2,287,509
Graco, Inc.	11,588	1,011,980
IDEX Corp.	17,472	3,469,066
Kadant, Inc.(a)	7,821	2,510,854
Middleby (The) Corp.*	3,822	562,484
Nordson Corp.	3,604	989,406
Snap-on, Inc.	2,800	1,025,108
Toro (The) Co.	7,809	714,523
		21,246,757
Medical Equipment & Devices – 4.2%
Abbott Laboratories	48,963	5,351,655
Agilent Technologies, Inc.	16,490	2,207,187
Align Technology, Inc.*	11,836	1,929,623
Baxter International, Inc.	172,587	3,463,821
Becton Dickinson & Co.	17,212	3,502,298
Danaher Corp.	20,120	4,404,067
Edwards Lifesciences Corp.*	23,061	1,876,243
GE HealthCare Technologies, Inc.	49,617	3,918,255
Illumina, Inc.*	19,216	2,782,669
Intuitive Surgical, Inc.*	26,696	13,460,657
Medline, Inc., Class A*	13,921	615,308
Medtronic PLC	38,491	3,963,033
Mettler-Toledo International, Inc.*	634	870,634
Repligen Corp.*	6,997	1,045,142
ResMed, Inc.	782	201,998
Stryker Corp.	24,858	9,186,523
Teleflex, Inc.	7,994	834,334
Thermo Fisher Scientific, Inc.	19,084	11,042,193
Waters Corp.*	12,770	4,734,094
Zimmer Biomet Holdings, Inc.(a)	22,453	1,954,983
		77,344,717

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain – 2.8%
Cheniere Energy, Inc.	9,299	$1,966,924
Chevron Corp.	42,798	7,570,966
ConocoPhillips	91,121	9,497,542
Devon Energy Corp.	57,027	2,293,056
Diamondback Energy, Inc.	7,638	1,252,250
EOG Resources, Inc.	25,204	2,826,124
Exxon Mobil Corp.	117,048	16,550,587
Occidental Petroleum Corp.	47,927	2,175,407
ONEOK, Inc.	31,620	2,503,988
Texas Pacific Land Corp.(a)	11,652	4,059,091
Viper Energy, Inc., Class A	24,345	1,030,767
		51,726,702
Oil, Gas Services & Equipment – 0.1%
Halliburton Co.	4,326	145,007
SLB Ltd.	49,931	2,415,662
		2,560,669
Publishing & Broadcasting – 0.0%(c)
New York Times (The) Co., Class A	1,650	120,962
Real Estate Investment Trusts – 1.5%
AvalonBay Communities, Inc.	15,798	2,806,831
Crown Castle, Inc.	43,914	3,812,174
EastGroup Properties, Inc.	666	120,972
Healthpeak Properties, Inc.	285,545	4,922,796
Prologis, Inc.	66,370	8,665,267
Public Storage	5,033	1,390,064
Realty Income Corp.	62,049	3,794,917
SBA Communications Corp.	9,344	1,720,324
		27,233,345
Retail - Consumer Staples – 0.7%
Costco Wholesale Corp.	1,096	1,030,514
Dollar General Corp.	916	131,382
Five Below, Inc.*	7,529	1,442,857
Ollie’s Bargain Outlet Holdings, Inc.*	16,573	1,828,168
PriceSmart, Inc.	1,406	199,947
Target Corp.	19,657	2,073,224
Walmart, Inc.	53,815	6,411,519
		13,117,611
Retail - Discretionary – 1.7%
AutoZone, Inc.*	513	1,900,301
Best Buy Co., Inc.(a)	13,554	882,365
Floor & Decor Holdings, Inc., Class A(a)*	20,182	1,331,205
Freshpet, Inc.*	22,553	1,571,944
Genuine Parts Co.	2,234	310,504
Home Depot (The), Inc.	19,509	7,307,876
	Number of Shares	Value
Retail - Discretionary (Continued)
La-Z-Boy, Inc.	31,792	$1,157,547
Lowe’s Cos., Inc.	27,554	7,358,571
Lululemon Athletica, Inc.*	11,477	2,002,737
O’Reilly Automotive, Inc.*	50,910	5,010,053
Tractor Supply Co.	14,365	730,891
Valvoline, Inc.(a)*	38,581	1,262,370
Winmark Corp.	2,025	912,647
		31,739,011
Semiconductors – 10.8%
Analog Devices, Inc.	26,474	8,230,237
Applied Materials, Inc.	24,965	8,046,719
ASML Holding N.V. ADR (Netherlands)(b)	5,631	8,012,913
Axcelis Technologies, Inc.*	10,027	883,078
Broadcom, Inc.	42,437	14,059,378
Cirrus Logic, Inc.*	5,972	778,390
KLA Corp.	9,673	13,812,464
Lam Research Corp.	34,657	8,091,023
Marvell Technology, Inc.	33,019	2,605,860
Monolithic Power Systems, Inc.(a)	500	562,075
Nova Ltd. (Israel)(a)*	5,233	2,395,877
NVIDIA Corp.	466,631	89,187,183
NXP Semiconductors N.V. (Netherlands)	36,589	8,274,236
ON Semiconductor Corp.*	48,070	2,878,912
Photronics, Inc.*	71,846	2,483,716
QUALCOMM, Inc.	33,361	5,057,194
Skyworks Solutions, Inc.(a)	41,763	2,328,705
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	25,354	8,381,018
Teradyne, Inc.	8,332	2,008,429
Texas Instruments, Inc.	50,705	10,929,463
		199,006,870
Software – 8.1%
Adobe, Inc.*	11,907	3,491,728
Akamai Technologies, Inc.*	2,038	197,992
Atlassian Corp., Class A*	17,696	2,091,313
CCC Intelligent Solutions Holdings, Inc.(a)*	228,817	1,734,433
Check Point Software Technologies Ltd. (Israel)*	30,524	5,479,363
Datadog, Inc., Class A*	17,401	2,250,297
Fortinet, Inc.*	5,153	418,733
Global-e Online Ltd. (Israel)(a)*	48,543	1,774,247
Guidewire Software, Inc.*	7,133	1,004,041
Intuit, Inc.	12,585	6,278,908

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software (Continued)
Manhattan Associates, Inc.*	7,357	$1,110,980
Microsoft Corp.	161,096	69,317,998
Oracle Corp.	90,760	14,937,281
Palo Alto Networks, Inc.*	54,231	9,597,260
Procore Technologies, Inc.*	41,774	2,359,813
Q2 Holdings, Inc.*	15,151	927,999
Roper Technologies, Inc.	8,233	3,056,336
Salesforce, Inc.	50,020	10,618,746
ServiceNow, Inc.*	35,875	4,197,734
Synopsys, Inc.*	12,654	5,885,565
Tyler Technologies, Inc.*	174	64,276
Workday, Inc., Class A*	11,905	2,090,875
		148,885,918
Specialty Finance – 5.6%
American Express Co.	50,317	17,720,138
Broadridge Financial Solutions, Inc.	2,902	572,013
Equifax, Inc.	28,607	5,761,450
FactSet Research Systems, Inc.	3,065	779,613
Fair Isaac Corp.*	2,146	3,139,963
Fiserv, Inc.*	13,257	844,869
Jack Henry & Associates, Inc.	9,313	1,668,983
MarketAxess Holdings, Inc.	4,308	729,043
Mastercard, Inc., Class A	23,274	12,539,798
Moody’s Corp.	18,237	9,402,268
Paymentus Holdings, Inc., Class A*	64,926	1,735,472
PayPal Holdings, Inc.	40,115	2,113,659
S&P Global, Inc.	17,137	9,044,737
Shift4 Payments, Inc., Class A(a)*	45,832	2,705,921
TransUnion	33,995	2,686,285
Verisk Analytics, Inc.	3,273	711,747
Visa, Inc., Class A	93,694	30,153,540
		102,309,499
Steel – 0.1%
Steel Dynamics, Inc.	6,955	1,248,909
Technology Hardware – 4.9%
Apple, Inc.	276,501	71,746,480
Arista Networks, Inc.*	83,783	11,875,402
CTS Corp.	2,316	119,066
Fabrinet (Thailand)*	5,186	2,538,236
HP, Inc.	74,396	1,446,258
NetApp, Inc.	4,281	412,474
	Number of Shares	Value
Technology Hardware (Continued)
Plexus Corp.*	4,089	$815,060
Ubiquiti, Inc.(a)	681	375,517
		89,328,493
Telecommunications – 0.2%
Verizon Communications, Inc.	100,525	4,475,373
Tobacco & Cannabis – 0.7%
Altria Group, Inc.	59,826	3,708,614
Philip Morris International, Inc.	49,694	8,917,091
		12,625,705
Transportation & Logistics – 1.1%
CSX Corp.	57,552	2,173,164
JB Hunt Transport Services, Inc.	1,009	204,544
Old Dominion Freight Line, Inc.	1,273	220,484
Saia, Inc.*	5,804	1,943,585
Union Pacific Corp.	61,694	14,504,259
United Parcel Service, Inc., Class B	17,522	1,861,187
		20,907,223
Transportation Equipment – 0.3%
Allison Transmission Holdings, Inc.	11,974	1,301,574
PACCAR, Inc.	40,007	4,917,260
		6,218,834
Wholesale - Discretionary – 0.1%
G-III Apparel Group Ltd.(a)	30,142	884,668
Pool Corp.	969	246,213
		1,130,881
Total Common Stocks (Cost $1,418,954,546)		1,742,503,786

Master Limited Partnerships – 0.1%
Oil & Gas Supply Chain – 0.1%
Enterprise Products Partners L.P.	36,101	1,198,192
Total Master Limited Partnership (Cost $964,408)		1,198,192

Investment Companies – 3.8%
State Street SPDR Portfolio S&P 600 Small Cap ETF(a)	698,498	34,547,711

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value

State Street SPDR S&P 600 Small Cap Value ETF(a)	355,463	$34,455,029
Total Investment Companies (Cost $63,881,579)		69,002,740

	Par(d)/Number of Shares
Short-Term Investments – 1.9%
Money Market Funds – 1.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.54%(e)	21,899,150	21,899,150
Northern Institutional Funds - Liquid Assets Portfolio, 3.81%(e)(f)	9,527,791	9,527,791
		31,426,941
	Par(d)/Number of Shares	Value
U.S. Government Agencies – 0.2%(g)
Federal Home Loan Bank Discount Notes, 0.00%, 2/2/26(h)	$4,002,000	$4,000,839
Total Short-Term Investments (Cost $35,428,549)		35,427,780
Total Investments – 100.6% (Cost $1,519,229,082)		1,848,132,498
Liabilities less Other Assets – (0.6)%		(10,503,046)
NET ASSETS – 100.0%		$1,837,629,452

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. As of January 31, 2026, the total value of securities on loan is $57,776,151.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Amount rounds to less than 0.05%.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of January 31, 2026 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2026, total cash collateral has a value of $9,527,791 and total non-cash collateral has a value of $49,706,727.
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
S&P	Standards & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,739,242,154	$3,261,632	$—	$1,742,503,786
Master Limited Partnerships	1,198,192	—	—	1,198,192
Investment Companies	69,002,740	—	—	69,002,740
Short-Term Investments	31,426,941	4,000,839	—	35,427,780
Total Investments	$1,840,870,027	$7,262,471	$—	$1,848,132,498

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments
Morningstar International Equity Fund

	Number of Shares	Value
Common Stocks – 96.6%
Advertising & Marketing – 0.3%
Publicis Groupe S.A. (France)	34,725	$3,470,705
Aerospace & Defense – 2.4%
Airbus S.E. (France)	11,078	2,536,309
BAE Systems PLC (United Kingdom)	322,404	8,752,284
Melrose Industries PLC (United Kingdom)	149,010	1,281,178
Safran S.A. (France)	13,602	4,859,879
Singapore Technologies Engineering Ltd. (Singapore)	596,460	4,585,339
Thales S.A. (France)	5,092	1,558,793
		23,573,782
Apparel & Textile Products – 1.9%
adidas A.G. (Germany)	22,400	3,971,601
Bosideng International Holdings Ltd. (China)	1,436,000	876,386
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	17,683	3,432,442
Eclat Textile Co. Ltd. (Taiwan)	99,801	1,248,514
Kering S.A. (France)	10,501	3,278,181
LVMH Moet Hennessy Louis Vuitton S.E. (France)	9,319	6,014,526
		18,821,650
Asset Management – 2.2%
3i Group PLC (United Kingdom)	59,853	2,749,595
Azimut Holding S.p.A. (Italy)	89,139	3,765,584
Julius Baer Group Ltd. (Switzerland)	16,635	1,389,527
Netwealth Group Ltd. (Australia)	37,576	636,681
Sanlam Ltd. (South Africa)	238,632	1,492,027
Schroders PLC (United Kingdom)	1,405,173	8,703,268
UBS Group A.G. (Switzerland)(a)	29,854	1,412,554
VZ Holding A.G. (Switzerland)	6,054	1,186,652
XTB S.A. (Poland)(b)	25,340	603,931
		21,939,819
Automotive – 2.9%
Aumovio S.E. (Germany)*	13,531	649,275
Bayerische Motoren Werke A.G. (Germany)	38,547	3,969,584
	Number of Shares	Value
Automotive (Continued)
Cie Generale des Etablissements Michelin S.C.A. (France)	58,631	$2,177,300
Contemporary Amperex Technology Co. Ltd., Class A (China)	103,900	5,233,419
Continental A.G. (Germany)	44,255	3,482,395
Huayu Automotive Systems Co. Ltd., Class A (China)	288,100	795,963
Hyundai Mobis Co. Ltd. (South Korea)	4,049	1,265,138
Kia Corp. (South Korea)	23,705	2,522,288
Koito Manufacturing Co. Ltd. (Japan)	23,800	372,594
Magna International, Inc. (Canada)	25,922	1,325,179
Mercedes-Benz Group A.G. (Germany)	19,891	1,359,436
NGK Insulators Ltd. (Japan)	63,000	1,509,354
Nifco, Inc. (Japan)	49,100	1,528,677
Toyota Motor Corp. (Japan)	105,873	2,399,665
		28,590,267
Banking – 9.9%
ANZ Group Holdings Ltd. (Australia)	55,539	1,412,932
Axis Bank Ltd. (India)	182,389	2,721,123
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	275,443	6,991,756
Banco do Brasil S.A. (Brazil)	400,800	1,913,848
Bank Mandiri Persero Tbk PT (Indonesia)	19,617,800	5,644,949
Bank of Montreal (Canada)	9,571	1,302,961
BNP Paribas S.A. (France)	70,936	7,670,492
China Construction Bank Corp., Class H (China)	2,503,000	2,527,355
China Merchants Bank Co. Ltd., Class H (China)	246,613	1,506,706
Commercial International Bank - Egypt (CIB) GDR (Egypt)(a)	474,658	1,257,251
Credicorp Ltd. (Peru)	14,685	5,240,049
DBS Group Holdings Ltd. (Singapore)	153,987	7,157,678
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	591,248	6,665,580
HDFC Bank Ltd. (India)	190,238	1,923,549
HDFC Bank Ltd. ADR (India)	176,721	5,722,226
HSBC Holdings PLC (United Kingdom)	111,498	1,966,928
ICICI Bank Ltd. (India)	77,621	1,144,338

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
ING Groep N.V. (Netherlands)	48,656	$1,434,911
Intesa Sanpaolo S.p.A. (Italy)	187,809	1,329,574
Kasikornbank PCL (Thailand)(a)	171,000	1,023,599
KB Financial Group, Inc. (South Korea)	48,652	4,553,789
National Bank of Greece S.A. (Greece)	102,293	1,805,926
Nedbank Group Ltd. (South Africa)	93,567	1,536,923
Nordea Bank Abp (Finland)	93,940	1,814,959
OTP Bank Nyrt. (Hungary)	16,599	2,088,686
Sberbank of Russia PJSC (Russia)(c)*	405,212	—
Shinhan Financial Group Co. Ltd. (South Korea)	36,010	2,104,559
Skandinaviska Enskilda Banken AB, Class A (Sweden)	201,519	4,331,538
Standard Bank Group Ltd. (South Africa)	99,195	1,823,004
State Bank of India (India)	75,423	884,006
Sumitomo Mitsui Financial Group, Inc. (Japan)	69,088	2,431,238
Sumitomo Mitsui Trust Group, Inc. (Japan)	62,849	2,099,081
Svenska Handelsbanken AB, Class A (Sweden)	94,219	1,485,368
Toronto-Dominion Bank (The) (Canada)	21,097	1,971,729
United Overseas Bank Ltd. (Singapore)	64,465	1,942,921
Woori Financial Group, Inc. (South Korea)	66,317	1,387,277
		98,818,809
Beverages – 3.5%
Ambev S.A. (Brazil)	2,186,309	6,164,995
Anheuser-Busch InBev S.A./N.V. (Belgium)	35,827	2,578,937
Asahi Group Holdings Ltd. (Japan)	179,300	1,877,066
Diageo PLC (United Kingdom)	294,659	6,780,192
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	268,845	2,805,520
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	62,183	6,489,418
	Number of Shares	Value
Beverages (Continued)
Jiangsu Yanghe Distillery Co. Ltd., Class A (China)	76,600	$608,915
Kweichow Moutai Co. Ltd., Class A (China)	7,700	1,549,563
Pernod Ricard S.A. (France)	56,904	5,088,168
Tingyi Cayman Islands Holding Corp. (China)	736,000	1,115,504
		35,058,278
Biotechnology & Pharmaceuticals – 5.6%
AstraZeneca PLC ADR (United Kingdom)	18,100	1,679,137
Bayer A.G. (Germany)(a)	77,618	4,105,347
China Medical System Holdings Ltd. (China)	510,000	914,819
Chugai Pharmaceutical Co. Ltd. (Japan)	93,400	5,335,076
Consun Pharmaceutical Group Ltd. (China)	395,292	913,933
CSL Ltd. (Australia)	10,655	1,342,635
CSPC Pharmaceutical Group Ltd. (China)	478,166	586,584
Daiichi Sankyo Co. Ltd. (Japan)	130,700	2,394,375
Genmab A/S (Denmark)*	9,255	3,015,145
GSK PLC	299,820	7,753,844
Hansoh Pharmaceutical Group Co. Ltd. (China)(b)	108,351	533,973
Kalbe Farma Tbk PT (Indonesia)	4,770,000	325,347
Kobayashi Pharmaceutical Co. Ltd. (Japan)	26,700	933,786
Merck KGaA (Germany)	9,614	1,432,417
Nippon Shinyaku Co. Ltd. (Japan)	62,900	2,099,596
Novartis A.G.(a)	21,357	3,168,734
Novo Nordisk A/S, Class B (Denmark)	111,511	6,621,439
Roche Holding A.G. (Genusschein)	20,324	9,242,134
Sanofi S.A.	17,700	1,669,530
Shionogi & Co. Ltd. (Japan)	117,600	2,421,288
		56,489,139
Chemicals – 2.3%
Air Liquide S.A. (France)	12,045	2,255,576
Akzo Nobel N.V. (Netherlands)	54,014	3,784,075
Brenntag S.E. (Germany)	42,925	2,611,546
Croda International PLC (United Kingdom)	53,299	1,991,778

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals (Continued)
DSM-Firmenich A.G. (Switzerland)	16,130	$1,271,909
EMS-Chemie Holding A.G. (Switzerland)(a)	3,038	2,361,949
IMCD N.V. (Netherlands)	15,400	1,439,477
Novonesis (Novozymes) B (Denmark)	5,847	358,267
Symrise A.G. (Germany)	64,919	5,465,343
UPL Ltd. (India)	146,531	1,122,722
		22,662,642
Commercial Support Services – 2.5%
Bidvest Group Ltd. (South Africa)	102,137	1,477,889
Bureau Veritas S.A. (France)	58,481	1,882,640
Compass Group PLC (United Kingdom)	81,346	2,439,196
Eurofins Scientific S.E. (Luxembourg)	19,883	1,608,396
Intertek Group PLC (United Kingdom)	62,430	3,829,936
RELX PLC (United Kingdom)	35,228	1,248,904
Rentokil Initial PLC (United Kingdom)	432,460	2,684,200
S-1 Corp. (South Korea)	26,650	1,475,654
Secom Co. Ltd. (Japan)	117,200	4,293,458
SGS S.A. (Switzerland)(a)	15,116	1,819,354
Taiwan Secom Co. Ltd. (Taiwan)	408,201	1,381,344
Wolters Kluwer N.V. (Netherlands)	12,772	1,199,331
		25,340,302
Construction Materials – 0.5%
Anhui Conch Cement Co. Ltd., Class H (China)	320,500	1,016,408
James Hardie Industries PLC CDI(d)*	83,149	1,894,709
Kingspan Group PLC (Ireland)	22,287	1,940,632
		4,851,749
Consumer Services – 0.1%
Humansoft Holding Co. K.S.C. (Kuwait)	78,659	677,733
Containers & Packaging – 0.1%
Winpak Ltd. (Canada)	33,156	1,047,288
Diversified Industrials – 0.5%
Alfa Laval AB (Sweden)	88,128	5,104,576
	Number of Shares	Value
E-Commerce Discretionary – 1.6%
Alibaba Group Holding Ltd. (China)	369,302	$7,856,378
JD.com, Inc., Class A (China)	160,641	2,290,844
MercadoLibre, Inc. (Brazil)*	1,611	3,460,090
Pilot Corp. (Japan)(d)	43,300	1,361,381
Sea Ltd. ADR (Singapore)*	11,150	1,298,863
		16,267,556
Electric Utilities – 0.3%
Engie Brasil Energia S.A. (Brazil)	138,360	863,115
RWE A.G. (Germany)	20,530	1,303,735
SSE PLC (United Kingdom)	39,159	1,301,546
		3,468,396
Electrical Equipment – 1.9%
Assa Abloy AB, Class B (Sweden)	72,621	2,936,353
Daikin Industries Ltd. (Japan)	14,784	1,771,572
Hexagon AB, Class B (Sweden)	234,109	2,639,588
Keli Sensing Technology Ningbo Co. Ltd., Class A (China)	23,700	227,389
Kone OYJ, Class B (Finland)	52,573	3,778,154
Legrand S.A. (France)	20,779	3,317,534
Nohmi Bosai Ltd. (Japan)	26,100	640,614
Schneider Electric S.E.	12,816	3,674,373
		18,985,577
Engineering & Construction – 0.6%
Cellnex Telecom S.A. (Spain)(b)*	41,698	1,289,726
COMSYS Holdings Corp. (Japan)	12,700	396,798
Indus Towers Ltd. (India)*	409,386	1,985,867
Spirax Group PLC (United Kingdom)	5,437	541,767
Sumitomo Densetsu Co. Ltd. (Japan)	10,200	640,156
Takuma Co. Ltd. (Japan)	74,400	1,202,700
		6,057,014
Entertainment Content – 0.8%
NetEase, Inc. (China)	150,870	3,912,072
NetEase, Inc. ADR (China)	19,048	2,453,954
Universal Music Group N.V. (Netherlands)	51,072	1,252,160
		7,618,186
Food – 1.8%
AVI Ltd. (South Africa)	241,856	1,609,504

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food (Continued)
Cheng De Lolo Co. Ltd., Class A (China)	518,351	$638,612
Danone S.A. (France)	25,775	2,019,728
Kerry Group PLC, Class A (Ireland)	17,881	1,589,478
MEIJI Holdings Co. Ltd. (Japan)(d)	56,253	1,316,908
Nestle S.A.(a)	92,665	8,842,701
Orion Corp. (South Korea)	8,205	667,892
Universal Robina Corp. (Philippines)	174,360	209,915
Want Want China Holdings Ltd. (China)	2,094,839	1,263,407
		18,158,145
Forestry, Paper & Wood Products – 0.1%
Suzano S.A. (Brazil)	92,000	861,656
Gas & Water Utilities – 0.3%
ENN Natural Gas Co. Ltd., Class A (China)	377,176	1,057,202
Kunlun Energy Co. Ltd. (China)	258,227	264,575
Veolia Environnement S.A. (France)	41,247	1,547,060
		2,868,837
Health Care Facilities & Services – 0.8%
Fresenius S.E. & Co. KGaA (Germany)	36,461	2,039,549
Life Healthcare Group Holdings Ltd. (South Africa)	963,564	663,303
Ramsay Health Care Ltd. (Australia)(d)	54,689	1,379,573
Rede D’Or Sao Luiz S.A. (Brazil)(b)	99,000	795,536
Ship Healthcare Holdings, Inc. (Japan)	21,900	360,997
Sinopharm Group Co. Ltd., Class H (China)	576,723	1,538,837
Sonic Healthcare Ltd. (Australia)	81,242	1,299,207
		8,077,002
Home & Office Products – 0.7%
Coway Co. Ltd. (South Korea)	16,100	931,549
Haier Smart Home Co. Ltd., Class A (China)	633,100	2,283,768
Midea Group Co. Ltd., Class A (China)	125,500	1,399,237
Midea Group Co. Ltd., Class H (China)	108,695	1,191,346
	Number of Shares	Value
Home & Office Products (Continued)
Nien Made Enterprise Co. Ltd. (Taiwan)	33,753	$455,405
Rinnai Corp. (Japan)	33,100	869,385
		7,130,690
Home Construction – 0.7%
Geberit A.G. (Switzerland)(a)	3,816	2,913,862
Persimmon PLC (United Kingdom)	65,235	1,256,246
Sekisui Chemical Co. Ltd. (Japan)	127,500	2,255,142
Taylor Wimpey PLC (United Kingdom)	283,398	414,317
		6,839,567
Household Products – 2.5%
Haleon PLC	842,854	4,408,046
Hengan International Group Co. Ltd. (China)	249,000	900,091
Kimberly-Clark de Mexico S.A.B. de C.V., Class A (Mexico)	440,507	975,740
L’Oreal S.A. (France)	9,479	4,355,027
Reckitt Benckiser Group PLC (United Kingdom)	85,513	7,128,354
Unicharm Corp. (Japan)	491,580	2,983,912
Unilever PLC (United Kingdom)	45,615	3,103,163
Unilever PLC (Euronext Amsterdam Exchange) (United Kingdom)	14,204	966,953
		24,821,286
Industrial Intermediate Products – 0.6%
SKF AB, Class B (Sweden)	220,961	5,777,400
Industrial Support Services – 0.5%
Ashtead Group PLC (United Kingdom)	79,900	5,143,938
Institutional Financial Services – 2.4%
ASX Ltd. (Australia)(d)	134,370	5,348,515
B3 S.A. - Brasil Bolsa Balcao (Brazil)*	680,300	2,091,540
Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	879,162	1,763,757
Bursa Malaysia Bhd. (Malaysia)	957,800	2,192,453
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	88,364	4,871,606
Japan Exchange Group, Inc. (Japan)	437,600	4,775,189
London Stock Exchange Group PLC (United Kingdom)	17,658	1,969,611

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Nihon M&A Center Holdings, Inc. (Japan)(d)	92,000	$422,524
Singapore Exchange Ltd. (Singapore)	78,000	1,080,777
		24,515,972
Insurance – 3.9%
AIA Group Ltd. (Hong Kong)	842,191	9,716,764
Allianz S.E. (Germany)(a)	16,125	7,100,196
ASR Nederland N.V. (Netherlands)	26,625	1,933,793
BB Seguridade Participacoes S.A. (Brazil)	267,900	1,904,354
Dai-ichi Life Holdings, Inc. (Japan)	218,115	1,918,134
Manulife Financial Corp. (Canada)	121,253	4,618,950
MS&AD Insurance Group Holdings, Inc. (Japan)	51,305	1,307,127
Ping An Insurance Group Co. of China Ltd., Class H (China)(d)	830,748	7,705,480
Prudential PLC (Hong Kong)	206,201	3,386,902
		39,591,700
Internet Media & Services – 2.6%
Autotrader Group PLC (United Kingdom)(b)	88,144	649,753
Baidu, Inc., Class A (China)*	131,282	2,516,355
Guangdong South New Media Co. Ltd., Class A (China)	234,100	1,540,817
Kakaku.com, Inc. (Japan)	29,300	399,892
M3, Inc. (Japan)	133,900	1,652,197
NAVER Corp. (South Korea)	30,784	5,851,476
Prosus N.V. (China)*	40,874	2,350,307
REA Group Ltd. (Australia)(d)	3,520	462,823
Rightmove PLC (United Kingdom)	295,452	2,000,036
Tencent Holdings Ltd. (China)	109,715	8,432,893
		25,856,549
IT Services – 1.7%
Capgemini S.E. (France)	29,916	4,648,296
CGI, Inc. (Canada)	9,016	772,715
Fujitsu Ltd. (Japan)	57,800	1,606,018
Infosys Ltd. (India)	136,081	2,433,983
Infosys Ltd. ADR (India)(d)	77,767	1,367,144
Otsuka Corp. (Japan)	46,600	923,914
	Number of Shares	Value
IT Services (Continued)
Samsung SDS Co. Ltd. (South Korea)	4,085	$489,842
Tata Consultancy Services Ltd. (India)	141,312	4,805,752
		17,047,664
Leisure Facilities & Services – 0.9%
Accor S.A. (France)	55,517	3,019,080
Arcos Dorados Holdings, Inc., Class A (Brazil)(d)	81,636	667,782
Flutter Entertainment PLC(d)*	7,658	1,264,719
OPAP S.A. (Greece)	54,890	1,106,086
Yum China Holdings, Inc. (China)	63,443	3,154,552
		9,212,219
Leisure Products – 0.3%
BRP, Inc.	10,779	813,541
Fusheng Precision Co. Ltd. (Taiwan)	83,736	712,648
Shimano, Inc. (Japan)	11,166	1,272,785
		2,798,974
Machinery – 3.6%
Atlas Copco AB, Class A (Sweden)	353,447	7,288,854
CNH Industrial N.V.	269,588	2,900,767
Daifuku Co. Ltd. (Japan)	77,600	2,783,760
Epiroc AB, Class A (Sweden)	281,026	7,878,055
FANUC Corp. (Japan)	58,147	2,334,869
Haitian International Holdings Ltd. (China)	87,452	270,532
Hoshizaki Corp. (Japan)	39,500	1,302,122
Keyence Corp. (Japan)	4,600	1,687,558
Kubota Corp. (Japan)	154,368	2,365,175
Omron Corp. (Japan)	62,108	1,584,671
SMC Corp. (Japan)	6,700	2,604,768
Techtronic Industries Co. Ltd. (Hong Kong)	171,000	2,334,407
Yaskawa Electric Corp. (Japan)	36,339	1,159,915
		36,495,453
Medical Equipment & Devices – 2.3%
Alcon A.G.(d)	34,590	2,801,098
Alcon A.G. (SIX Swiss Exchange)(d)	15,448	1,250,398
Coloplast A/S, Class B (Denmark)	46,471	3,961,420
Hoya Corp. (Japan)	11,438	1,918,792

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Koninklijke Philips N.V. (Netherlands)	92,939	$2,668,821
Olympus Corp. (Japan)	98,969	1,182,137
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	43,400	1,179,236
Siemens Healthineers A.G. (Germany)(b)	96,195	4,801,432
Sonova Holding A.G. (Switzerland)(a)	5,729	1,567,932
Sysmex Corp. (Japan)	169,400	1,602,908
		22,934,174
Metals & Mining – 2.9%
China Shenhua Energy Co. Ltd., Class H (China)	465,959	2,563,758
Exxaro Resources Ltd. (South Africa)	24,987	285,219
Fortescue Ltd. (Australia)	150,356	2,177,286
Glencore PLC (Australia)*	738,828	5,036,854
Indo Tambangraya Megah Tbk PT (Indonesia)	405,900	531,625
Kinetic Development Group Ltd. (China)	1,597,937	357,327
Kumba Iron Ore Ltd. (South Africa)	182,319	4,063,133
Rio Tinto PLC (Australia)	57,202	5,218,787
Shougang Fushan Resources Group Ltd. (China)	5,679,464	2,393,410
United Tractors Tbk PT (Indonesia)	445,700	694,337
Vale S.A. (Brazil)	273,416	4,370,292
Vale S.A. ADR (Brazil)	111,938	1,798,844
		29,490,872
Oil & Gas Supply Chain – 3.6%
Beach Energy Ltd. (Australia)(d)	297,020	254,589
Eni S.p.A. (Italy)	69,290	1,416,228
Gazprom PJSC (Russia)(c)*	421,794	—
Gaztransport Et Technigaz S.A. (France)	4,776	1,028,982
LUKOIL PJSC (Russia)(c)*	13,736	—
MOL Hungarian Oil & Gas PLC (Hungary)	113,846	1,390,395
Parex Resources, Inc. (Canada)	296,229	4,394,540
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)	233,161	3,576,690
Petronas Gas Bhd. (Malaysia)	467,800	2,181,168
PRIO S.A. (Brazil)*	128,400	1,240,877
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
PTT Exploration & Production PCL (Thailand)(a)	168,500	$658,133
Rosneft Oil Co. PJSC (Russia)(c)*	210,931	—
Shell PLC	280,328	10,775,672
TotalEnergies S.E. (France)	65,100	4,734,643
United Energy Group Ltd. (Iraq)	10,453,252	860,843
Vibra Energia S.A. (Brazil)	341,505	1,859,777
Woodside Energy Group Ltd. (Australia)	72,752	1,284,546
		35,657,083
Oil, Gas Services & Equipment – 0.1%
SLB Ltd.	24,704	1,195,179
Publishing & Broadcasting – 0.1%
Metropole Television S.A. (France)(d)	70,338	1,007,550
Real Estate Investment Trusts – 0.3%
Big Yellow Group PLC (United Kingdom)	126,800	1,794,957
Shurgard Self Storage Ltd. (Belgium)	29,892	1,085,013
		2,879,970
Real Estate Owners & Developers – 0.3%
Emaar Development PJSC (United Arab Emirates)	620,631	2,906,699
Mitsubishi Estate Co. Ltd. (Japan)	3,700	94,298
		3,000,997
Real Estate Services – 0.2%
Country Garden Services Holdings Co. Ltd. (China)	2,851,160	2,357,562
Retail - Consumer Staples – 0.9%
Alimentation Couche-Tard, Inc. (Canada)	47,123	2,451,579
BIM Birlesik Magazalar A.S. (Turkey)	77,797	1,187,238
DaShenLin Pharmaceutical Group Co. Ltd., Class A (China)	347,939	999,746
Koninklijke Ahold Delhaize N.V. (Netherlands)	23,438	916,430
Sundrug Co. Ltd. (Japan)	27,700	737,426
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	818,325	2,596,950
		8,889,369

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail - Discretionary – 0.9%
Astra International Tbk PT (Indonesia)	3,768,100	$1,428,755
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A (China)	827,647	1,393,974
JUMBO S.A. (Greece)	6,380	189,366
Moncler S.p.A. (Italy)	5,307	309,206
Mr Price Group Ltd. (South Africa)	70,537	774,578
Pandora A/S (Denmark)	14,231	1,151,909
Truworths International Ltd. (South Africa)	509,934	1,897,209
USS Co. Ltd. (Japan)	197,300	2,180,034
		9,325,031
Semiconductors – 8.4%
ASE Technology Holding Co. Ltd. (Taiwan)	325,000	3,021,561
ASM International N.V. (Netherlands)	2,298	1,929,938
ASML Holding N.V. (Netherlands)	10,876	15,595,163
ASML Holding N.V. ADR (Netherlands)(a)	1,129	1,606,567
ASMPT Ltd. (Hong Kong)	78,900	1,052,209
DB HiTek Co. Ltd. (South Korea)	36,956	2,696,343
Disco Corp. (Japan)	8,100	3,452,630
Globalwafers Co. Ltd. (Taiwan)	78,000	1,226,365
Greatek Electronics, Inc. (Taiwan)	346,103	982,330
Infineon Technologies A.G. (Germany)	17,223	841,904
Japan Material Co. Ltd. (Japan)	24,400	282,958
Lasertec Corp. (Japan)	16,400	3,767,695
MediaTek, Inc. (Taiwan)	41,000	2,274,292
Novatek Microelectronics Corp. (Taiwan)	66,000	783,130
Powertech Technology, Inc. (Taiwan)	168,661	1,335,552
SK Hynix, Inc. (South Korea)	6,843	4,272,615
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	233,133	12,891,308
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	60,523	20,006,483
	Number of Shares	Value
Semiconductors (Continued)
Tokyo Electron Ltd. (Japan)	22,008	$5,864,231
Tokyo Seimitsu Co. Ltd. (Japan)	6,100	552,664
		84,435,938
Software – 1.0%
Dassault Systemes S.E. (France)	170,455	4,688,335
Nice Ltd. ADR (Israel)(d)*	15,876	1,689,365
Obic Co. Ltd. (Japan)	52,600	1,461,962
SAP S.E. (Germany)	4,185	836,031
Shopify, Inc., Class A (Canada)*	13,964	1,832,298
		10,507,991
Specialty Finance – 1.6%
Adyen N.V. (Netherlands)(b)*	2,223	3,296,365
Edenred S.E. (France)	79,496	1,665,109
Experian PLC	69,672	2,638,809
Nexi S.p.A. (Italy)(b)(d)	332,317	1,418,817
Plus500 Ltd. (Israel)	41,560	2,392,256
Zenkoku Hosho Co. Ltd. (Japan)	207,600	4,127,420
		15,538,776
Steel – 0.3%
Maruichi Steel Tube Ltd. (Japan)	27,800	275,467
Ternium S.A. ADR (Mexico)(d)	21,638	905,334
thyssenkrupp A.G. (Germany)	98,113	1,307,919
Tokyo Steel Manufacturing Co. Ltd. (Japan)	92,300	901,193
		3,389,913
Technology Hardware – 4.7%
Advantech Co. Ltd. (Taiwan)	141,210	1,332,628
Brother Industries Ltd. (Japan)	156,600	3,192,698
Delta Electronics, Inc. (Taiwan)	167,000	6,373,112
Inaba Denki Sangyo Co. Ltd. (Japan)	80,300	1,337,497
Largan Precision Co. Ltd. (Taiwan)	37,794	2,880,558
Lenovo Group Ltd. (China)(d)	854,000	962,213
Murata Manufacturing Co. Ltd. (Japan)	144,426	2,934,095
Quanta Computer, Inc. (Taiwan)	206,000	1,813,453

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Samsung Electronics Co. Ltd. (South Korea)	37,545	$4,147,776
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	3,457	9,516,848
Sony Group Corp. (Japan)	313,071	6,902,561
TDK Corp. (Japan)	89,649	1,156,762
Wiwynn Corp. (Taiwan)	18,000	2,017,659
Yageo Corp. (Taiwan)	97,744	853,342
Yealink Network Technology Corp. Ltd., Class A (China)	281,900	1,553,371
		46,974,573
Telecommunications – 1.9%
America Movil S.A.B. de C.V. ADR (Mexico)	68,415	1,416,191
America Movil S.A.B. de C.V., Series B (Mexico)	1,206,916	1,247,938
Chunghwa Telecom Co. Ltd. (Taiwan)	700,424	2,970,109
CITIC Telecom International Holdings Ltd. (China)	827,822	272,473
Elisa OYJ (Finland)	37,394	1,654,126
KT Corp. (South Korea)	25,639	1,014,372
Mobile TeleSystems PJSC ADR (Russia)(c)*	138,416	—
Rogers Communications Inc., Class B (Canada)	67,489	2,547,597
Saudi Telecom Co. (Saudi Arabia)	27,874	330,886
Telkom Indonesia Persero Tbk PT (Indonesia)	20,100,600	4,296,713
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(d)	79,630	1,681,786
Vodacom Group Ltd. (South Africa)	163,842	1,527,079
		18,959,270
Tobacco & Cannabis – 0.6%
British American Tobacco PLC (United Kingdom)	31,941	1,929,671
Imperial Brands PLC (United Kingdom)	56,828	2,393,470
KT&G Corp. (South Korea)	18,281	1,954,596
		6,277,737
Transportation & Logistics – 2.1%
Canadian National Railway Co. (Canada)	22,631	2,177,555
Canadian National Railway Co. (TSX Toronto Exchange) (Canada)	37,233	3,581,795
	Number of Shares	Value
Transportation & Logistics (Continued)
Canadian Pacific Kansas City Ltd. (Canada)	3,177	$236,166
DSV A/S (Denmark)	9,730	2,735,931
Fujian Expressway Development Co. Ltd., Class A (China)	1,993,900	1,094,328
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)	6,446	1,772,070
InPost S.A. (Poland)(d)*	84,398	1,322,839
International Container Terminal Services, Inc. (Philippines)	106,830	1,170,103
Motiva Infraestrutura de Mobilidade S.A. (Brazil)	355,260	1,136,778
Ryanair Holdings PLC ADR (Italy)	47,834	3,377,080
SF Holding Co. Ltd., Class A (China)	401,300	2,161,753
		20,766,398
Transportation Equipment – 0.6%
Daimler Truck Holding A.G. (Germany)	45,171	2,187,133
Knorr-Bremse A.G. (Germany)	11,288	1,314,322
Volvo AB, Class B (Sweden)	35,350	1,284,528
Weichai Power Co. Ltd., Class H (China)	448,000	1,518,555
		6,304,538
Wholesale - Consumer Staples – 0.1%
Dongsuh Cos., Inc. (South Korea)	36,711	662,360
Wholesale - Discretionary – 0.4%
Bunzl PLC (United Kingdom)	138,594	3,886,602
Xinhua Winshare Publishing and Media Co. Ltd., Class H (China)	191,578	268,338
		4,154,940
Total Common Stocks (Cost $825,611,090)		968,750,741

Master Limited Partnerships – 0.4%
Oil & Gas Supply Chain – 0.4%
Isramco Negev 2 L.P. (Israel)	363,600	263,194
Newmed Energy L.P. (Israel)	599,102	3,825,057
Total Master Limited Partnerships (Cost $3,004,662)		4,088,251

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value

Preferred Stocks – 0.6%
Automotive – 0.1%
Dr. Ing hc F Porsche A.G., 3.64% (Germany)(b)(e)	23,984	$1,167,131
Banking – 0.2%
Banco Bradesco S.A. (Brazil)*	383,191	1,547,254
Household Products – 0.1%
Henkel A.G. & Co. KGaA, 2.75% (Germany)(e)	13,987	1,228,786
Technology Hardware – 0.2%
Samsung Electronics Co. Ltd., 1.42% (South Korea)(e)	29,575	2,395,607
Total Preferred Stocks (Cost $4,706,949)		6,338,778

Investment Companies – 0.2%
iShares Core MSCI Total International Stock ETF(d)	23,543	2,104,980
Total Investment Companies (Cost $1,948,500)		2,104,980

	Number of Shares	Value
Short-Term Investments – 2.9%
Money Market Funds – 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.54%(f)	19,307,616	$19,307,616
Northern Institutional Funds - Liquid Assets Portfolio, 3.81%(f)(g)	9,796,656	9,796,656
Total Short-Term Investments (Cost $29,104,272)		29,104,272
Total Investments – 100.7% (Cost $864,375,473)		1,010,387,022
Liabilities less Other Assets – (0.7)%		(7,471,909)
NET ASSETS – 100.0%		$1,002,915,113

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total value of $14,556,664 or 1.45% of net assets.

(c)	Investment is valued using significant unobservable inputs (Level 3).
(d)	Security either partially or fully on loan. As of January 31, 2026, the total value of securities on loan is $21,002,491.
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	7-day current yield as of January 31, 2026 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2026, total cash collateral has a value of $9,796,656 and total non-cash collateral has a value of $13,594,405.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
L.P.	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Concentration by Currency (%)(a)
Euro	20.8
British Pound	11.7
Japanese Yen	11.7
U.S. Dollar	8.3
Hong Kong Dollar	7.6
All other currencies less than 5%	39.9
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
Japan	11.7
United States	9.5
China	9.0
United Kingdom	7.8
France	7.3
Taiwan	6.4
Germany	5.1
All other countries less than 5%(b)	43.2
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$179,016,575	$789,734,166	$— *	$968,750,741
Master Limited Partnerships	—	4,088,251	—	4,088,251
Preferred Stocks	—	6,338,778	—	6,338,778
Investment Companies	2,104,980	—	—	2,104,980
Short-Term Investments	29,104,272	—	—	29,104,272
Total Investments	$210,225,827	$800,161,195	$—	$1,010,387,022

*Includes securities determined to have no value as of January 31, 2026.

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments
Morningstar Global Income Fund

	Par(a)	Value
Asset-Backed Securities – 3.3%
Other – 3.1%
720 East CLO VII Ltd., Series 2025-7A, Class E, (3M CME Term SOFR + 4.75%), 8.42%, 4/20/37(b)(c)	$150,000	$150,337
AGL CLO 44 Ltd., Series 2025-44A, Class E, (3M CME Term SOFR + 4.75%), 8.70%, 10/22/37(b)(c)	125,000	126,028
AMMC CLO 24 Ltd., Series 2021-24A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 6.62%, 1/20/35(b)(c)	150,000	150,071
AMMC CLO 30 Ltd., Series 2024-30A, Class D1R, (3M CME Term SOFR + 2.65%), 6.29%, 4/15/39(b)(c)(d)	100,000	100,000
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.35%), 5.03%, 8/20/42(b)(c)	150,000	149,914
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1R, (3M CME Term SOFR + 3.20%), 6.87%, 4/22/35(b)(c)	250,000	251,193
Black Diamond CLO Ltd., Series 2021-1A, Class CR, (3M CME Term SOFR + 3.90%), 7.57%, 11/22/34(b)(c)	150,000	150,027
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3M CME Term SOFR + 2.90%, 2.90% Floor), 6.57%, 10/20/37(b)(c)	110,000	111,365
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 10.79%, 7/25/34(b)(c)	250,000	246,480
CIFC Funding Ltd., Series 2017-3A, Class D1R, (3M CME Term SOFR + 3.70%, 3.70% Floor), 7.37%, 4/20/37(b)(c)	210,000	211,266
Columbia Cent CLO 35 Ltd., Series 2025-35A, Class D1A, (3M CME Term SOFR + 3.50%), 7.17%, 7/25/36(b)(c)	100,000	100,759
Dwight Issuer LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.66%), 5.34%, 6/18/42(b)(c)	100,000	100,005
	Par(a)	Value
Other (Continued)
Galaxy XXII CLO Ltd., Series 2016-22A, Class DR4, (3M CME Term SOFR + 2.50%), 4.30%, 4/16/34(b)(c)(d)	$100,000	$100,000
Goldentree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class ER3, (3M CME Term SOFR + 4.50%), 8.17%, 4/20/34(b)(c)	150,000	148,248
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	422,232	177,072
Greywolf CLO IV Ltd., Series 2019-1A, Class CR2, (3M CME Term SOFR + 3.50%), 7.17%, 4/17/34(b)(c)	100,000	100,006
Jamestown CLO IX Ltd., Series 2016-9A, Class CR3, (3M CME Term SOFR + 3.25%), 6.92%, 7/25/34(b)(c)	150,000	150,224
Mountain View CLO XIX Ltd., Series 2025-1A, Class D1, (3M CME Term SOFR + 3.40%), 7.23%, 10/17/38(b)(c)	100,000	100,995
Nassau Ltd., Series 2021-IA, Class DR, (3M CME Term SOFR + 3.60%), 7.27%, 8/26/34(b)(c)	150,000	150,530
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 4.08%, 1/25/33(c)	158,283	155,732
New Mountain CLO 5 Ltd., Series 5A, Class D1R, (3M CME Term SOFR + 3.15%), 6.82%, 7/20/36(b)(c)	100,000	100,637
Palmer Square CLO Ltd., Series 2022-3A, Class D1R, (3M CME Term SOFR + 2.95%, 2.95% Floor), 6.62%, 7/20/37(b)(c)	150,000	151,859
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, (3M CME Term SOFR + 3.00%, 3.00% Floor), 6.67%, 4/15/31(b)(c)	160,000	160,698
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(b)	55,154	54,807

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)
RR 18 Ltd., Series 2021-18A, Class DR, (3M CME Term SOFR + 4.90%), 8.57%, 7/15/40(b)(c)	$150,000	$151,870
SMB Private Education Loan Trust,
Series 2021-A, Class D1, 3.86%, 1/15/53(b)	135,505	122,876
Series 2024-D, Class D, 7.51%, 7/05/53(b)	100,000	103,173

Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	140,507	137,230
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 7.53%, 4/19/34(b)(c)	250,000	245,267
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, (3M CME Term SOFR + 4.30%, 4.30% Floor), 7.97%, 4/18/37(b)(c)	160,000	160,210
Valley Stream Park CLO Ltd., Series 2022-1A, Class DRR, (3M CME Term SOFR + 2.70%, 2.70% Floor), 6.37%, 1/20/37(b)(c)	120,000	120,150
		4,439,029
Specialty Finance – 0.2%
Capital Four U.S. CLO I Ltd., Series 2021-1A, Class DR, (3M CME Term SOFR + 3.25%), 7.18%, 1/18/35(b)(c)(d)	100,000	100,000
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 5.82%, 6/19/37(b)(c)	176,970	177,085
		277,085
Total Asset-Backed Securities (Cost $4,860,469)		4,716,114

	Number of Shares
Common Stocks – 46.6%
Aerospace & Defense – 2.0%
BAE Systems PLC (United Kingdom)	78,271	2,124,819
Huntington Ingalls Industries, Inc.	1,029	432,705
Lockheed Martin Corp.	512	324,720
		2,882,244
	Number of Shares	Value
Asset Management – 0.7%
BlackRock, Inc.	306	$342,396
Blackstone, Inc.	1,056	150,395
Macquarie Korea Infrastructure Fund (South Korea)	25,661	199,440
T. Rowe Price Group, Inc.	3,035	320,739
		1,012,970
Automotive – 0.3%
Hyundai Motor Co. (South Korea)	1,300	452,537
Banking – 4.3%
Bank Polska Kasa Opieki S.A. (Poland)	21,348	1,298,343
JP Morgan Chase & Co.	4,812	1,471,943
PNC Financial Services Group (The), Inc.	1,350	301,455
Truist Financial Corp.	3,669	188,660
U.S. Bancorp	8,156	457,633
UniCredit S.p.A. (Italy)	28,050	2,444,447
		6,162,481
Beverages – 0.9%
Coca-Cola (The) Co.	10,533	787,973
PepsiCo, Inc.	3,825	587,635
		1,375,608
Biotechnology & Pharmaceuticals – 5.0%
AbbVie, Inc.	1,950	434,870
Amgen, Inc.	1,249	427,008
Bristol-Myers Squibb Co.	5,906	325,125
Gilead Sciences, Inc.	3,226	457,931
Johnson & Johnson	12,274	2,789,266
Novartis A.G. ADR(e)	14,602	2,171,025
Pfizer, Inc.	21,179	559,973
		7,165,198
Cable & Satellite – 0.5%
Comcast Corp., Class A	25,018	744,285
Chemicals – 0.6%
Air Products and Chemicals, Inc.	2,056	560,260
International Flavors & Fragrances, Inc.	4,512	314,983
		875,243
Construction Materials – 0.8%
Cie de Saint-Gobain S.A. (France)	11,910	1,175,583
Consumer Services – 0.0%(f)
WW International, Inc.(e)*	787	15,937

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Containers & Packaging – 0.3%
Amcor PLC(e)	11,052	$489,051
Diversified Industrials – 1.9%
Emerson Electric Co.	1,440	211,622
Honeywell International, Inc.	1,219	277,347
Siemens A.G. (Germany)(g)	7,612	2,301,339
		2,790,308
Electric Utilities – 2.8%
American Electric Power Co., Inc.	3,265	391,065
Dominion Energy, Inc.	4,492	270,284
Enel S.p.A. (Italy)	147,966	1,634,812
National Grid PLC (United Kingdom)	99,966	1,698,378
		3,994,539
Electrical Equipment – 0.5%
Johnson Controls International PLC	6,458	770,181
Engineering & Construction – 0.2%
Vinci S.A. (France)	2,365	340,051
Food – 0.3%
Mondelez International, Inc., Class A	7,516	439,460
Gas & Water Utilities – 0.2%
NiSource, Inc.	5,223	231,327
Health Care Facilities & Services – 0.2%
CVS Health Corp.	3,140	233,993
Home & Office Products – 0.5%
Midea Group Co. Ltd., Class H (China)	61,111	669,804
Household Products – 0.9%
Kenvue, Inc.	18,893	328,738
Kimberly-Clark Corp.	2,630	262,974
Procter & Gamble (The) Co.	4,794	727,585
		1,319,297
Institutional Financial Services – 1.6%
CME Group, Inc.	2,112	610,495
Morgan Stanley	7,837	1,432,603
Northern Trust Corp.	1,425	212,938
		2,256,036
Insurance – 2.8%
MS&AD Insurance Group Holdings, Inc. (Japan)	59,432	1,514,184
	Number of Shares	Value
Insurance (Continued)
NN Group N.V. (Netherlands)	21,540	$1,707,417
Zurich Insurance Group A.G. (Switzerland)	1,155	821,692
		4,043,293
IT Services – 0.3%
International Business Machines Corp.	1,196	366,813
Leisure Facilities & Services – 1.6%
McDonald’s Corp.	1,324	417,060
OPAP S.A. (Greece)	78,339	1,578,606
Starbucks Corp.	2,796	257,092
		2,252,758
Leisure Products – 0.2%
Hasbro, Inc.	3,045	271,949
Medical Equipment & Devices – 0.6%
Baxter International, Inc.	15,198	305,024
Medtronic PLC	5,361	551,968
		856,992
Metals & Mining – 1.7%
Rio Tinto Ltd. (Australia)(e)	23,672	2,466,263
Oil & Gas Supply Chain – 4.2%
Chevron Corp.	12,735	2,252,822
Enbridge, Inc. (Canada)	24,349	1,188,615
Exxon Mobil Corp.	5,442	769,499
Gazprom PJSC (Russia)(h)*	33,780	—
LUKOIL PJSC (Russia)(h)*	1,232	—
ONEOK, Inc.	5,490	434,753
Petroleo Brasileiro S.A. - Petrobras (Brazil)*	194,158	1,490,103
Rosneft Oil Co. PJSC (Russia)(h)*	17,410	—
		6,135,792
Real Estate Investment Trusts – 2.7%
Crown Castle, Inc.	5,544	481,275
Federal Realty Investment Trust	4,265	431,447
Prologis Property Mexico S.A. de C.V. (Mexico)	273,756	1,254,741
Realty Income Corp.	4,011	245,313
Simon Property Group, Inc.	1,205	230,528
Ventas, Inc.	2,828	219,651
VICI Properties, Inc.	39,470	1,108,318
		3,971,273
Semiconductors – 3.3%
ASE Technology Holding Co. Ltd. (Taiwan)	150,770	1,401,725

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Semiconductors (Continued)
MediaTek, Inc. (Taiwan)	28,031	$1,554,895
QUALCOMM, Inc.	8,162	1,237,277
Texas Instruments, Inc.	2,683	578,321
		4,772,218
Specialty Finance – 0.1%
Western Union (The) Co.(e)	17,198	161,145
Technology Hardware – 0.3%
Cisco Systems, Inc.	2,774	217,260
NetApp, Inc.	949	91,436
Quanta Computer, Inc. (Taiwan)	10,000	88,032
		396,728
Telecommunications – 1.6%
Altice Financing S.A. (France)*	3,803	69,872
Softbank Corp. (Japan)	1,148,211	1,560,716
Verizon Communications, Inc.	15,878	706,889
		2,337,477
Tobacco & Cannabis – 1.7%
British American Tobacco PLC ADR (United Kingdom)	30,347	1,841,456
Philip Morris International, Inc.	3,646	654,238
		2,495,694
Transportation & Logistics – 0.2%
Spirit Aviation Holdings, Inc.*	8,659	2,598
United Parcel Service, Inc., Class B	2,109	224,018
		226,616
Transportation Equipment – 0.6%
Volvo AB, Class B (Sweden)	24,480	889,540
Wholesale - Consumer Staples – 0.2%
Sysco Corp.	3,015	252,808
Total Common Stocks (Cost $55,347,936)		67,293,492

Par(a)
Convertible Bonds – 0.0%(f)
Electrical Equipment – 0.0%(f)
BWX Technologies, Inc., 0.00%, 11/01/30(b)(e)(i)	$30,000	30,930
	Par(a)	Value
Technology Hardware – 0.0%(f)
Super Micro Computer, Inc., 3.50%, 3/01/29	$29,000	$26,465
Total Convertible Bonds (Cost $61,542)		57,395

Corporate Bonds – 9.2%
Advertising & Marketing – 0.1%
Neptune Bidco U.S., Inc.,
10.38%, 5/15/31(b)(e)	40,000	42,292
9.50%, 2/15/33(b)	70,000	71,278
		113,570
Aerospace & Defense – 0.1%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(b)	30,000	31,050
Axon Enterprise, Inc.,
6.13%, 3/15/30(b)	50,000	51,397
6.25%, 3/15/33(b)	20,000	20,723
		103,170
Automotive – 0.3%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(b)	110,000	113,160
PM General Purchaser LLC, 9.50%, 10/01/28(b)	300,000	273,957
		387,117
Banking – 0.1%
Citigroup, Inc., (5Y U.S. Treasury CMT + 3.00%), 6.63%, 2/15/31(j)(k)	110,000	112,010
Beverages – 0.0%(f)
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/01/29(b)	50,000	50,042
Biotechnology & Pharmaceuticals – 0.1%
1261229 B.C. Ltd., 10.00%, 4/15/32(b)(e)	200,000	205,251
Cable & Satellite – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 2/01/33(b)	210,000	212,028
7.38%, 2/01/36(b)	120,000	120,144
CSC Holdings LLC,
11.75%, 1/31/29(b)	390,000	284,375
6.50%, 2/01/29(b)	400,000	256,119

Directv Financing LLC, 8.88%, 2/01/30(b)	70,000	70,876

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Cable & Satellite (Continued)

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(b)	$50,000	$51,504
DISH Network Corp., 11.75%, 11/15/27(b)	160,000	165,593
		1,160,639
Chemicals – 0.1%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	10,000	10,229
Qnity Electronics, Inc.,
5.75%, 8/15/32(b)	60,000	61,123
6.25%, 8/15/33(b)	50,000	51,604
		122,956
Commercial Support Services – 0.5%
CoreCivic, Inc.,
4.75%, 10/15/27	170,000	169,792
8.25%, 4/15/29	40,000	41,896

GEO Group (The), Inc., 10.25%, 4/15/31	90,000	98,201
GFL Environmental Holdings U.S., Inc., 5.50%, 2/01/34(b)	40,000	40,092
RR Donnelley & Sons Co., 9.50%, 8/01/29(b)	130,000	135,291
TKC Holdings, Inc.,
6.88%, 5/15/28(b)	90,000	90,623
10.50%, 5/15/29(b)	80,000	82,273
		658,168
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(b)	60,000	59,923
Quikrete Holdings, Inc., 6.38%, 3/01/32(b)	70,000	72,596
		132,519
Consumer Non-Cyclical – 0.0%(f)
TEAM Services Holding, Inc., 9.00%, 2/15/33(b)(d)	70,000	70,000
Consumer Services – 0.1%
Carriage Services, Inc., 4.25%, 5/15/29(b)	110,000	105,913
Diversified Industrials – 0.0%(f)
Vortex Opco LLC, 8.00%, 4/30/30(b)(l)	107,217	268
Electric Utilities – 0.5%
Lightning Power LLC, 7.25%, 8/15/32(b)	200,000	212,879
	Par(a)	Value
Electric Utilities (Continued)
NRG Energy, Inc.,
5.75%, 1/15/34(b)	$40,000	$40,265
6.25%, 11/01/34(b)	60,000	61,596
6.00%, 1/15/36(b)	210,000	212,192

Talen Energy Supply LLC, 6.50%, 2/01/36(b)	70,000	71,767
Vistra Operations Co. LLC,
4.38%, 5/01/29(b)	30,000	29,624
6.88%, 4/15/32(b)	70,000	73,552
		701,875
Electrical Equipment – 0.1%
Alpha Generation LLC, 6.75%, 10/15/32(b)	120,000	124,416
Engineering & Construction – 0.3%
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/28(b)	90,000	91,396
TopBuild Corp., 5.63%, 1/31/34(b)	120,000	121,081
Tutor Perini Corp., 11.88%, 4/30/29(b)	180,000	198,722
		411,199
Entertainment Content – 0.1%
AMC Networks, Inc., 10.25%, 1/15/29(b)	40,000	41,708
Univision Communications, Inc., 9.38%, 8/01/32(b)	40,000	43,066
Versant Media Group, Inc., 7.25%, 1/30/31(b)(e)	40,000	40,992
Warnermedia Holdings, Inc., 4.28%, 3/15/32	58,000	51,040
		176,806
Health Care Facilities & Services – 0.7%
Akumin, Inc., (100% Cash), 9.00%, 8/01/27(b)(m)	250,000	245,000
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29(b)	180,000	165,519
6.13%, 4/01/30(b)	30,000	24,689
5.25%, 5/15/30(b)	100,000	94,291
9.75%, 1/15/34(b)	90,000	93,833

Claritev Corp., (100% Cash), 6.75%, 3/31/31(b)(m)	101,289	77,739
LifePoint Health, Inc., 9.88%, 8/15/30(b)	120,000	128,740
MPH Acquisition Holdings LLC,
(100% Cash), 11.50%, 12/31/30(b)(m)	18,722	19,658
5.75%, 12/31/30(b)(e)	11,644	9,956

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)

Sotera Health Holdings LLC, 7.38%, 6/01/31(b)	$60,000	$63,133
U.S. Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	44,756
		967,314
Home Construction – 0.0%(f)
Dream Finders Homes, Inc., 6.88%, 9/15/30(b)	70,000	70,900
Industrial Intermediate Products – 0.1%
Park-Ohio Industries, Inc., 8.50%, 8/01/30(b)	100,000	102,694
Industrial Support Services – 0.1%
EquipmentShare.com, Inc.,
9.00%, 5/15/28(b)	80,000	83,603
8.63%, 5/15/32(b)	60,000	64,142

Herc Holdings, Inc., 7.25%, 6/15/33(b)	70,000	74,082
		221,827
Institutional Financial Services – 0.1%
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(b)	50,000	52,570
6.75%, 5/01/33(b)	50,000	52,007

Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	50,000	51,585
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	20,000	20,952
		177,114
Insurance – 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)	20,000	20,303
Asurion LLC & Asurion Co-Issuer, Inc.,
8.00%, 12/31/32(b)	140,000	146,273
8.38%, 2/01/34(b)	40,000	40,438
		207,014
Internet Media & Services – 0.1%
Getty Images, Inc.,
11.25%, 2/21/30(b)	30,000	26,853
10.50%, 11/15/30(b)(e)	40,000	40,503

Meta Platforms, Inc., 5.50%, 11/15/45	130,000	125,012
		192,368
	Par(a)	Value
Leisure Facilities & Services – 0.6%
Carnival Corp.,
5.13%, 5/01/29(b)	$40,000	$40,469
6.13%, 2/15/33(b)	70,000	72,010

Full House Resorts, Inc., 8.25%, 2/15/28(b)(e)	190,000	173,138
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(b)(e)	10,000	9,566
Light & Wonder International, Inc., 6.25%, 10/01/33(b)	60,000	60,750
NCL Corp. Ltd., 6.75%, 2/01/32(b)	120,000	122,977
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(b)	90,000	91,364
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 1/15/32(b)	30,000	30,614
Viking Cruises Ltd.,
7.00%, 2/15/29(b)	130,000	130,524
5.88%, 10/15/33(b)	80,000	81,103

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(b)	50,000	53,871
		866,386
Machinery – 0.0%(f)
Columbus McKinnon Corp., 7.13%, 2/01/33(b)	20,000	20,104
Medical Equipment & Devices – 0.1%
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 4/01/29(b)	80,000	82,569
Oil & Gas Supply Chain – 1.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 10/15/33(b)	50,000	50,545
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(b)	50,000	53,011
Chord Energy Corp.,
6.00%, 10/01/30(b)	50,000	50,975
6.75%, 3/15/33(b)	60,000	62,200

Crescent Energy Finance LLC, 8.38%, 1/15/34(b)(e)	110,000	111,041

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Granite Ridge Resources, Inc., 8.88%, 11/04/29(b)	$130,000	$124,800
Howard Midstream Energy Partners LLC,
7.38%, 7/15/32(b)	50,000	52,815
6.63%, 1/15/34(b)	60,000	61,584

New Generation Gas Gathering LLC, 10.34%, 9/30/29(h)	189,189	196,775
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)	80,000	80,770
Occidental Petroleum Corp., 4.40%, 8/15/49	60,000	44,961
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	110,000	109,838
Permian Resources Operating LLC,
7.00%, 1/15/32(b)	150,000	157,245
6.25%, 2/01/33(b)	90,000	92,714

Range Resources Corp., 4.75%, 2/15/30(b)	90,000	88,765
Rockies Express Pipeline LLC,
7.50%, 7/15/38(b)	40,000	43,786
6.88%, 4/15/40(b)	80,000	81,898
Sunoco L.P.,
(5Y U.S. Treasury CMT + 4.23%), 7.88%, 9/18/30(b)(j)(k)	127,000	130,814
5.63%, 3/15/31(b)	80,000	80,490

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	50,000	50,739
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)	140,000	121,484
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	90,000	95,838
(5Y U.S. Treasury CMT + 5.44%), 9.00%, 9/30/29(b)(e)(j)(k)	170,000	149,553
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(b)	10,000	10,293
6.50%, 6/15/34(b)	10,000	10,356
6.75%, 1/15/36(b)	240,000	251,582
		2,364,872
Oil, Gas Services & Equipment – 0.2%
Nabors Industries, Inc., 8.88%, 8/15/31(b)	120,000	122,019
	Par(a)	Value
Oil, Gas Services & Equipment (Continued)
Noble Finance II LLC, 8.00%, 4/15/30(b)	$70,000	$72,972
WBI Operating LLC, 6.50%, 10/15/33(b)	60,000	60,567
		255,558
Publishing & Broadcasting – 0.3%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 6/01/29(b)	160,000	158,323
7.13%, 2/15/31(b)	50,000	52,140
Gray Media, Inc.,
9.63%, 7/15/32(b)	90,000	92,786
7.25%, 8/15/33(b)	50,000	51,189

iHeartCommunications, Inc., 9.13%, 5/01/29(b)	28,500	26,932
		381,370
Real Estate Investment Trusts – 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30(b)	50,000	51,498
Millrose Properties, Inc.,
6.38%, 8/01/30(b)	100,000	102,069
6.25%, 9/15/32(b)	30,000	30,338
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	140,000	136,885
4.63%, 8/01/29	20,000	17,147
8.50%, 2/15/32(b)	60,000	64,281
		402,218
Real Estate Owners & Developers – 0.0%(f)
Five Point Operating Co. L.P., 8.00%, 10/01/30(b)	70,000	72,754
Real Estate Services – 0.0%(f)
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(b)	30,000	30,188
Retail - Discretionary – 0.1%
Michaels (The) Cos., Inc.,
5.25%, 5/01/28(b)	40,000	39,564
7.88%, 5/01/29(b)	20,000	19,486

Petco Health & Wellness Co., Inc., 8.25%, 2/01/31(b)(d)	50,000	50,131
		109,181
Semiconductors – 0.0%(f)
Intel Corp., 5.70%, 2/10/53	30,000	28,322
Software – 0.2%
Citrix Systems, Inc., 4.50%, 12/01/27	50,000	48,094

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Software (Continued)
Cloud Software Group, Inc.,
8.25%, 6/30/32(b)	$40,000	$40,683
6.63%, 8/15/33(b)(e)	40,000	38,343

CoreWeave, Inc., 9.25%, 6/01/30(b)	60,000	59,064
Gen Digital, Inc., 6.25%, 4/01/33(b)	80,000	80,386
		266,570
Specialty Finance – 0.5%
Arbor Realty SR, Inc.,
8.50%, 12/15/28(b)(e)	40,000	38,978
7.88%, 7/15/30(b)	50,000	45,867

Block, Inc., 6.00%, 8/15/33(b)	100,000	102,148
FirstCash, Inc., 5.63%, 1/01/30(b)	50,000	50,234
LD Holdings Group LLC, 6.13%, 4/01/28(b)	70,000	66,335
Midcap Financial Issuer Trust, (3M CME Term SOFR + 3.75%), 7.42%, 1/15/56(b)(c)	200,000	198,506
Rocket Cos, Inc., 6.13%, 8/01/30(b)	60,000	61,429
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	70,000	67,610
Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	50,000	52,731
		683,838
Telecommunications – 0.4%
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	80,000	83,099
EchoStar Corp., 10.75%, 11/30/29(n)	194,800	213,544
Level 3 Financing, Inc.,
6.88%, 6/30/33(b)	50,000	51,524
8.50%, 1/15/36(b)	60,000	61,424
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
6.50%, 2/15/29(b)	20,000	19,452
8.63%, 6/15/32(b)(d)	30,000	30,225

Viasat, Inc., 5.63%, 4/15/27(b)	50,000	50,027
WULF Compute LLC, 7.75%, 10/15/30(b)	60,000	62,581
		571,876
		Par(a)	Value
Transportation & Logistics – 0.3%
American Airlines, Inc.,
7.25%, 2/15/28(b)		$40,000	$40,723
8.50%, 5/15/29(b)		70,000	73,045

American Airlines, Inc./Aadvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)		10,000	10,104
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)		200,000	197,982
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, 3/12/30(b)(o)		163,884	7,375
United Airlines Holdings, Inc., 5.38%, 3/01/31		40,000	40,397
			369,626
Transportation Equipment – 0.0%(f)
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)		60,000	62,329
Wholesale - Discretionary – 0.1%
American News Co. LLC, 11.00%, 12/01/31(b)(m)		117,854	131,407
Total Corporate Bonds (Cost $13,297,152)			13,274,318

Foreign Government Inflation-Linked Bonds – 0.0%(f)
Sovereign Government – 0.0%(f)
Uruguay Government International Bond, 3.40%, 5/16/45	UYU	60,000	1,694
Total Foreign Government Inflation-Linked Bonds (Cost $1,667)			1,694

Foreign Issuer Bonds – 4.7%
Angola – 0.3%
Angolan Government International Bond,
8.00%, 11/26/29(b)		280,000	274,615
8.75%, 4/14/32(b)		210,000	205,418
			480,033
Argentina – 0.1%
Provincia de Buenos Aires, 6.63%, 9/01/37(b)		183,680	148,322
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	1,998,000	339,149

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Canada – 0.3%
Bausch Health Cos., Inc., 6.25%, 2/15/29(b)(e)	$10,000	$7,911
Bombardier, Inc.,
7.00%, 6/01/32(b)	80,000	83,977
6.75%, 6/15/33(b)	10,000	10,504

Capstone Copper Corp., 6.75%, 3/31/33(b)	30,000	31,087
Empire Communities Corp., 9.75%, 5/01/29(b)	50,000	51,666
Hudbay Minerals, Inc., 6.13%, 4/01/29(b)	50,000	50,457
TransAlta Corp., 6.50%, 3/15/40	30,000	30,130
Vermilion Energy, Inc., 7.25%, 2/15/33(b)(e)	100,000	96,845
Wrangler Holdco Corp., 6.63%, 4/01/32(b)	100,000	104,058
		466,635
Chile – 0.1%
Latam Airlines Group S.A., 7.88%, 4/15/30(b)(e)	100,000	104,918
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36	150,000	155,193
France – 0.4%
Altice France S.A., 6.88%, 7/15/32(b)	640,245	625,227
Germany – 0.2%
ZF North America Capital, Inc.,
7.50%, 3/24/31(b)	160,000	163,998
6.88%, 4/23/32(b)	150,000	149,575
		313,573
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 6.50%, 9/24/33(b)	200,000	199,527
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (5Y U.S. Treasury CMT + 2.72%), 6.95%, 3/10/55(k)	150,000	157,029
Flutter Treasury DAC, 5.88%, 6/04/31(b)	200,000	202,591
		359,620
Israel – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/46	280,000	214,198
		Par(a)	Value
Italy – 0.3%
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(b)		$400,000	$492,054
Ivory Coast – 0.2%
Ivory Coast Government International Bond, 7.63%, 1/30/33(b)		300,000	320,147
Jamaica – 0.0%(f)
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	67,048
Jordan – 0.2%
Jordan Government International Bond, 7.75%, 1/15/28(b)		230,000	239,689
Kuwait – 0.2%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		210,000	220,293
Mexico – 0.3%
Banco Mercantil del Norte S.A., (10Y U.S. Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(j)(k)		250,000	258,388
Mexico Government International Bond, 4.75%, 3/08/44		150,000	122,677
			381,065
Morocco – 0.2%
OCP S.A., 6.75%, 5/02/34(b)		200,000	214,028
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(b)		250,000	167,843
Romania – 0.0%(f)
Romanian Government International Bond, 7.50%, 2/10/37(b)		60,000	66,638
Supranational – 0.1%
Inter-American Development Bank, 7.35%, 10/06/30	INR	18,000,000	198,102
Switzerland – 0.2%
UBS Group A.G., (5Y USD SOFR ICE IBA Swap Rate + 3.32%), 7.00%, 1/08/36(b)(j)(k)		220,000	222,707
Turkey – 0.1%
Turk Telekomunikasyon A.S., 7.38%, 5/20/29(b)		200,000	208,204

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
United Kingdom – 0.1%
Marks & Spencer PLC, 7.13%, 12/01/37(b)	$100,000	$109,492
Zambia – 0.4%
First Quantum Minerals Ltd.,
8.00%, 3/01/33(b)	230,000	246,804
7.25%, 2/15/34(b)	260,000	273,155
		519,959
Total Foreign Issuer Bonds (Cost $6,665,666)		6,833,664

	Number of Shares
Master Limited Partnerships – 2.1%
Oil & Gas Supply Chain – 2.1%
Energy Transfer L.P.	69,686	1,285,707
Enterprise Products Partners L.P.	52,727	1,750,009
Total Master Limited Partnerships (Cost $2,537,906)		3,035,716

	Par(a)
Mortgage-Backed Securities – 6.0%
Commercial Mortgage-Backed Securities – 3.0%
BANK,
Series 2022-BNK44, Class D, 4.00%, 11/15/32(b)	$190,000	148,965
Series 2024-BNK48, Class A5, 5.05%, 10/15/57	190,000	193,261

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.25%, 2/15/50(b)	110,000	102,289
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 6.37%, 11/15/29(b)(c)	250,000	251,484
BX Commercial Mortgage Trust,
Series 2019-IMC, Class E, (1M CME Term SOFR + 2.20%, 2.15% Floor), 5.88%, 4/15/34(b)(c)	300,000	295,125
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 4.64%, 11/15/38(b)(c)	$148,248	$148,248
Series 2024-BI02, Class D, 7.71%, 8/13/41(b)(p)	100,000	97,244
Series 2025-COPT, Class A, (1M CME Term SOFR + 1.75%), 5.43%, 8/15/42(b)(c)	100,000	100,375

BX Trust, Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 5.73%, 9/15/34(b)(c)	194,875	194,631
BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 4.89%, 8/15/36(b)(c)	270,000	249,558
BXMT Ltd., Series 2026-FL6, Class A, (1M CME Term SOFR + 1.45%), 5.15%, 8/19/43(b)(c)(d)	100,000	100,000
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	246,719
Extended Stay America Trust, Series 2025-ESH, Class D, (1M CME Term SOFR + 2.60%), 6.28%, 10/15/42(b)(c)	100,000	100,875
GS Mortgage Securities Trust,
Series 2015-GC32, Class D, 3.35%, 7/10/48	3,841	3,754
Series 2017-GS6, Class A2, 3.16%, 5/10/50	184,774	182,561

HIH Trust, Series 2024-61P, Class F, (1M CME Term SOFR + 5.44%, 5.44% Floor), 9.12%, 10/15/41(b)(c)	195,121	196,645
KIND Trust, Series 2021-KIND, Class E, (1M CME Term SOFR + 3.36%, 3.25% Floor), 7.05%, 8/15/38(b)(c)	158,697	158,085
KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 6.47%, 2/17/39(b)(c)	150,000	148,577

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.91%, 10/15/42(b)(p)	$100,000	$100,604
MF1 LLC,
Series 2025-FL17, Class A, (1M CME Term SOFR + 1.32%), 5.00%, 2/18/40(b)(c)	120,000	119,746
Series 2025-FL17, Class D, (1M CME Term SOFR + 2.74%), 6.42%, 2/18/40(b)(c)	100,000	99,496
Series 2026-FL21, Class A, (1M CME Term SOFR + 1.35%), 5.03%, 2/18/41(b)(c)(d)	100,000	100,000

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1M CME Term SOFR + 2.72%, 2.60% Floor), 6.40%, 4/15/38(b)(c)	160,000	160,000
Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.24%, 12/15/38(b)(c)	110,000	105,053
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, 12/15/56(p)	90,000	96,672
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 8.98%, 3/15/39(b)(c)	200,000	200,489
RIDE, Series 2025-SHRE, Class D, 6.75%, 2/14/47(b)(p)	200,000	205,806
SMRT, Series 2022-MINI, Class F, (1M CME Term SOFR + 3.35%, 3.35% Floor), 7.03%, 1/15/39(b)(c)	210,000	207,375
		4,313,637
Federal Home Loan Mortgage Corporation – 0.3%
MSCR Trust, Series 2025-MN12, Class M2, (30D Average SOFR + 2.75%), 6.45%, 11/25/45(b)(c)	110,000	110,025
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
2.00%, 9/01/41 - 5/01/51	$277,245	$234,872
4.00%, 6/01/52	77,604	74,425
		419,322
Federal National Mortgage Association – 0.4%
Pool,
3.50%, 1/01/50	79,369	74,116
2.50%, 5/01/51 - 1/01/52	211,747	181,836
3.00%, 5/01/52	159,292	141,492
4.50%, 7/01/52	102,998	101,906
5.50%, 6/01/55	99,999	101,449
		600,799
Government National Mortgage Association II – 0.0%(f)
Pool, 5.50%, 5/20/53	75,036	76,622
Whole Loan – 2.3%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.13%, 1/25/67(b)(p)	122,020	115,060
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(p)	135,991	135,097
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(p)	95,349	95,733
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	119,186	119,374
Series 2024-NQM2, Class A3, (Step to 7.59% on 3/25/28), 6.59%, 2/25/64(b)(q)	105,249	106,650

CAFL Issuer LLC, Series 2023-RTL1, Class A1, (Step to 9.05% on 7/28/26), 7.55%, 12/28/30(b)(q)	141,825	142,178
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(b)(p)	169,709	167,400
Series 2024-1, Class M1, 6.59%, 2/25/69(b)	160,000	161,692

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	148,703	135,027
FHLMC Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	130,000	121,962

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%), 7.30%, 7/25/42(b)(c)	$200,000	$207,272
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%), 6.40%, 1/25/44(b)(c)	200,000	206,370

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	166,571	157,075
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, (Step to 8.52% on 9/25/26), 7.02%, 1/25/29(b)(q)	160,000	160,902
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(p)	178,706	169,843
OBX Trust, Series 2024-NQM3, Class M1, 6.85%, 12/25/63(b)	200,000	202,383
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, (Step to 8.50% on 8/25/26), 7.50%, 2/25/30(b)(q)	160,000	160,035
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(p)	191,009	181,257
Towd Point Mortgage Trust, Series 2015-5, Class B3, 4.01%, 5/25/55(b)(p)	220,000	212,216
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(b)(q)	48,325	48,877
Series 2024-1, Class A3, (Step to 7.12% on 2/25/28), 6.12%, 1/25/69(b)(q)	101,263	101,941
	Par(a)	Value
Whole Loan (Continued)
Verus Securitization Trust,
Series 2024-3, Class A3, (Step to 7.85% on 5/25/28), 6.85%, 4/25/69(b)(q)	$78,143	$79,404
Series 2024-4, Class A3, (Step to 7.67% on 6/25/28), 6.67%, 6/25/69(b)(q)	118,332	120,064
		3,307,812
Total Mortgage-Backed Securities (Cost $8,692,643)		8,718,192

Term Loans – 4.8%(c)
Apparel & Textile Products – 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1M USD CME Term SOFR + 2.25%), 5.92%, 2/13/32	93,505	93,131
Asset Management – 0.1%
First Eagle Holdings, Inc., Delayed Draw Term Loan, 8/16/32(r)(s)	13,125	13,125
First Eagle Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.17%, 8/16/32	76,875	76,155
Focus Financial Partners LLC, Tranche C Term Loan, (1M USD CME Term SOFR + 2.50%), 6.17%, 9/15/31	9,900	9,831
Nexus Buyer LLC, Amendment No. 10 Term Loan, (1M USD CME Term SOFR + 4.00%), 7.67%, 7/31/31	39,900	39,202
		138,313
Automotive – 0.0%(f)
Clarios Global L.P., Amendment No. 6 Dollar Term Loan, (1M USD CME Term SOFR + 2.75%), 6.42%, 1/28/32	29,925	29,934
First Brands Group LLC, 2021 Term Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.81%, 3/30/27	10,345	28
First Brands Group LLC, DIP Term Loan, (1M USD CME Term SOFR + 1.55%, 1.00% Floor), 5.24%, 6/29/26	21,911	2,958

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Automotive (Continued)
First Brands Group LLC, Incremental Term Loan Senior Secured, 3/30/27(s)	$98,997	$264
First Brands Group LLC, Roll-up Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.69%, 6/29/26	617	3
		33,187
Beverages – 0.2%
Celsius, Inc., 2025 Refinancing Term Loan, (3M USD CME Term SOFR + 2.50%), 6.17%, 4/01/32	69,825	70,122
Primo Brands Corp., 2025 Refinancing Term Loan, (3M USD CME Term SOFR + 2.25%, 0.50% Floor), 5.92%, 3/31/28	166,418	166,286
		236,408
Cable & Satellite – 0.1%
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.18%), 7.05%, 3/31/31	100,000	98,052
Chemicals – 0.1%
A-AP Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 2.75%), 6.42%, 9/09/31	59,400	59,474
Hexion, Inc., 2024 Refinancing Term Loan,
(1M USD CME Term SOFR + 4.00%, 0.50% Floor), 7.67%, 3/15/29	40,181	39,296
3/15/29(s)	23,244	22,732

Natgasoline LLC, 2025 Term Loan, (1M USD CME Term SOFR + 5.50%), 9.17%, 3/29/30	39,250	39,103
		160,605
Commercial Support Services – 0.2%
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan, (1M USD CME Term SOFR + 2.00%), 5.69%, 10/13/30	79,628	79,412
Pye-Barker Fire & Safety LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 2.50%), 6.21%, 12/16/32	43,500	43,482
	Par(a)	Value
Commercial Support Services (Continued)
Pye-Barker Fire & Safety LLC, Initial Delayed Draw Term Loan, 12/16/32(r)(s)	$6,500	$6,497
Ryan LLC, 2025 Refinancing Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.17%, 11/05/32	147,403	145,053
		274,444
Communications – 0.0%(f)
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.29%, 1/31/29	19,700	19,663
Construction Materials – 0.0%(f)
HP PHRG Borrower LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 4.00%), 7.67%, 2/20/32	59,700	58,307
Consumer Cyclical – 0.1%
Harbor Freight Tools USA, Inc., Replacement Term Loan, (1M USD CME Term SOFR + 2.25%), 5.92%, 6/11/31	93,265	92,041
Spencer Spirit IH LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 7.67%, 7/15/31	117,903	117,977
		210,018
Consumer Non-Cyclical – 0.0%(f)
1261229 B.C. Ltd., Initial Term Loan, (1M USD CME Term SOFR + 6.25%), 9.92%, 10/08/30	39,800	38,760
Consumer Services – 0.1%
Catawba Nation Gaming Authority, Initial Term B Loan, (3M USD CME Term SOFR + 4.75%), 8.42%, 3/29/32	70,000	71,330
WW International, Inc., Initial Term Loan, (3M USD CME Term SOFR + 6.80%), 10.49%, 6/24/30	130,232	114,727
		186,057

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Containers & Packaging – 0.1%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 6.92%, 4/01/32	$67,096	$66,702
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan, 4/01/32(s)	1,386	1,378
		68,080
Electric Utilities – 0.0%(f)
Talen Energy Supply LLC, 2025-1 Incremental Term B Loan, (3M USD CME Term SOFR + 2.00%), 5.67%, 11/25/32	40,000	39,970
Engineering & Construction – 0.0%(f)
Osmose Utilities Services, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.04%, 6/23/28	39,896	38,774
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 9.32%, 2/10/27	76,041	46,908
Versant Media Group, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.16%, 1/30/31	70,000	69,878
		116,786
Health Care Facilities & Services – 0.6%
Aveanna Healthcare LLC, 2025 Incremental Term Loan, (1M USD CME Term SOFR + 3.75%), 7.42%, 9/17/32	79,800	79,656
Global Medical Response, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.17%, 10/01/32	132,370	132,676
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, (3M USD CME Term SOFR + 3.75%), 7.42%, 5/17/31	93,503	93,406
LifePoint Health, Inc., 2024-2 Refinancing Term Loan, (3M USD CME Term SOFR + 3.50%), 7.15%, 5/17/31	39,501	39,369
	Par(a)	Value
Health Care Facilities & Services (Continued)
MPH Acquisition Holdings LLC, Exchange First Out Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 7.42%, 12/31/30	$14,729	$14,674
MPH Acquisition Holdings LLC, Second Out Term Loan, (3M USD CME Term SOFR + 4.60%, 0.50% Floor), 8.53%, 12/31/30	122,098	112,102
Sonrava Health Holdings LLC, Second-Out Term Loan, (3M USD PRIME + 7.50%, 0.75% Floor), 14.25%, 8/18/28	325,165	13,820
Sotera Health Holdings LLC, 2025 Refinancing Term Loan, (1M USD CME Term SOFR + 2.50%), 6.17%, 5/30/31	188,091	188,561
TEAM Services Group LLC, Incremental Term Loan, (3M USD CME Term SOFR + 5.25%), 8.92%, 12/20/27	29,700	29,638
TEAM Services Group LLC, Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 8.93%, 12/20/27	39,380	39,281
TEAM Services Holding, Inc., Term Loan, 1/31/33(s)	70,000	70,000
		813,183
Household Products – 0.1%
Opal U.S. LLC, Facility B-4, (3M USD CME Term SOFR + 3.00%), 6.69%, 4/28/32	169,575	169,470
Institutional Financial Services – 0.3%
Ascensus Group Holdings, Inc., Amendment No. 4 Replacement Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 6.67%, 11/24/32	110,000	109,541
Contingent Roll-Up Term Loan(s)	89,077	36,317
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (3M USD CME Term SOFR + 2.00%), 5.82%, 12/15/31	93,474	92,679

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Spirit Airlines LLC, New Money Term Loan(s)	$76,937	$76,937
VFH Parent LLC, Term B-2 Loan, (1M USD CME Term SOFR + 2.50%), 6.17%, 6/21/31	150,000	149,562
		465,036
Insurance – 0.1%
AmWINS Group, Inc., 2026 Refinancing Term Loan, (1M USD CME Term SOFR + 2.00%, 0.75% Floor), 5.67%, 1/30/32	93,503	93,282
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (1M USD CME Term SOFR + 2.50%), 6.17%, 7/31/31	92,676	92,256
		185,538
Internet Media & Services – 0.1%
Diamond Sports Net LLC, Term Loan, (3M USD PIK Interest + 15.00%), 15.00%, 1/02/28	52,712	14,195
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 7.92%, 5/03/28	99,450	89,931
MH Sub I LLC (Micro Holding Corp.), 2024 December New Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 7.92%, 12/31/31	67,314	54,945
		159,071
IT Services – 0.2%
Nielsen Consumer, Inc., Thirteenth Amendment Dollar Refinancing Term Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 5.92%, 10/31/30	89,053	88,274
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 6.67%, 11/20/28	76,278	75,133
X Corp., Tranche B-3 Term Loan, (6M USD FIXED + 9.50%), 9.50%, 10/26/29	90,000	93,038
		256,445
	Par(a)	Value
Leisure Facilities & Services – 0.4%
Allwyn International AG, Facility B-2, (3M USD CME Term SOFR + 2.00%), 5.67%, 6/02/31	$108,360	$103,665
Endeavor Group Holdings, Inc., Term Loan B, (1M USD CME Term SOFR + 2.75%), 6.42%, 3/24/32	99,500	99,425
Kingpin Intermediate Holdings LLC, Amendment No. 15 Term Loan, (1M USD CME Term SOFR + 3.25%), 6.92%, 9/22/32	150,000	146,813
Peninsula Pacific Entertainment Development LLC, Closing Date Term B Facility Loan, (3M USD CME Term SOFR + 4.75%), 8.42%, 10/01/32	81,345	81,549
Peninsula Pacific Entertainment Development LLC, Delayed Draw Term Loan, 10/01/32(r)(s)	19,062	19,109
TKO Worldwide Holdings LLC, Additional Term B-5 Loan, (3M USD CME Term SOFR + 2.00%), 5.87%, 11/21/31	63,656	63,733
		514,294
Machinery – 0.1%
Dynamo Midco B.V., Facility B-1, (1M USD CME Term SOFR + 3.25%), 6.94%, 9/30/31	138,253	138,340
Madison IAQ LLC, 2025 Repriced Incremental Term Loan, (6M USD CME Term SOFR + 2.75%, 0.50% Floor), 6.38%, 11/08/32	57,291	57,345
		195,685
Medical Equipment & Devices – 0.1%
Hologic, Inc., Term Loan B, 1/14/33(s)	90,000	89,314
Medline Borrower L.P., 2028 Refinancing Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.42%, 10/23/28	17,367	17,409
		106,723

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Publishing & Broadcasting – 0.0%(f)
Gray Television, Inc., Term F Loan, (1M USD CME Term SOFR + 5.25%), 8.95%, 6/04/29	$1,000	$999
Learfield Communications LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 4.75%), 8.42%, 6/30/28	7,993	8,007
		9,006
Retail - Discretionary – 0.3%
Peer Holding III B.V., Additional Facility 3, (3M USD CME Term SOFR + 2.25%), 5.92%, 9/29/32	30,000	29,963
Peer Holding III B.V., Facility B-4B, (3M USD CME Term SOFR + 2.50%), 6.17%, 10/28/30	93,498	93,381
Peer Holding III B.V., Facility B-5B, (3M USD CME Term SOFR + 2.50%), 6.17%, 7/01/31	89,100	88,989
Petco Health and Wellness Company, Inc., 2026 Term Loan, 2/03/31(s)	80,000	78,100
Petco Health and Wellness Company, Inc., Initial Term Loan(s)	58,243	58,090
Thermostat Purchaser III, Inc., Initial Term B-1 Loan, (3M USD CME Term SOFR + 4.25%, 0.75% Floor), 7.92%, 8/31/28	76,409	75,423
		423,946
Software – 0.8%
Calabrio, Inc., First Out Term Loan, (3M USD CME Term SOFR + 4.00%), 7.84%, 11/26/32	30,000	27,488
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 3/21/31(s)	70,000	67,791
Cloudera, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 7.52%, 10/08/28	88,588	75,742
Cotiviti, Inc., Amendment 2 Term Loan, (1M USD CME Term SOFR + 2.75%), 6.45%, 3/26/32	119,400	110,206
Cotiviti, Inc., Initial Floating Rate Term Loan, (1M USD CME Term SOFR + 2.75%), 6.45%, 5/01/31	147,806	136,445
	Par(a)	Value
Software (Continued)
Dawn Bidco LLC, Term Loan, 8/20/32(s)	$120,000	$116,400
Dayforce, Inc., First Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 2.00%), 5.67%, 3/01/31	28,280	28,209
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 10.67%, 2/19/29	94,212	83,848
Modena Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.25%), 7.92%, 7/01/31	93,503	88,906
Red Planet Borrower LLC, Fourth Amendment Incremental Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 7.67%, 9/08/32	80,000	79,550
Relativity Intermediate HoldCo LLC, Term Loan, 1/30/33(s)	20,000	19,825
Starlight Parent LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%), 7.70%, 4/16/32	117,470	108,073
X.AI LLC, Initial Fixed Rate Term Loan, (3M USD FIXED + 12.50%), 12.50%, 6/28/30	129,350	139,914
		1,082,397
Specialty Finance – 0.4%
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, (3M USD CME Term SOFR + 4.00%, 1.00% Floor), 7.67%, 3/12/29	98,505	98,484
CFC Bidco 2022 Ltd., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.16%, 7/01/32	110,000	104,500
Evertec Group LLC, Incremental Term B Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 5.92%, 10/30/30	92,000	92,268
KREF Holdings X LLC, 2025 Replacement Term Loan, (1M USD CME Term SOFR + 2.50%), 6.18%, 3/05/32	129,101	128,940

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Specialty Finance (Continued)
Starwood Property Mortgage LLC, 2025 Repricing Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.42%, 11/18/27	$46,753	$46,636
Starwood Property Mortgage LLC, Incremental Term B-2 Loan, (1M USD CME Term SOFR + 2.25%), 5.92%, 9/24/32	49,875	50,000
		520,828
Telecommunications – 0.1%
QualityTech L.P., Term Loan, (1M USD CME Term SOFR + 3.50%), 7.18%, 11/04/31	138,950	138,950
Transportation & Logistics – 0.0%(f)
Spirit Airlines LLC, Initial Draw New Money Term Loan, (1M USD CME Term SOFR + 8.00%, 3.00% Floor), 11.68%, 7/14/26	35,902	35,408
Spirit Airlines LLC, Second Draw New Money Term Loan, (1M USD CME Term SOFR + 8.00%, 3.00% Floor), 11.68%, 7/14/26	8,984	8,860
Spirit Airlines LLC, Third Draw New Money Term Loan, (1M USD CME Term SOFR + 8.00%, 3.00% Floor), 11.68%, 7/14/26	17,923	17,677
		61,945
Total Term Loans (Cost $7,437,249)		6,913,072

	Number of Shares
Warrants – 0.1%
Transportation & Logistics – 0.1%
Spirit Airlines LLC*	6,153	86,142
Total Warrants (Cost $74,902)		86,142
	Number of Shares	Value

Investment Companies – 18.4%
Schwab U.S. REIT ETF	130,569	$2,795,482
Vanguard Intermediate-Term Treasury ETF	68,022	4,074,518
Vanguard Long-Term Treasury ETF	181,237	10,100,338
Vanguard Total International Bond ETF	196,909	9,563,870
Total Investment Companies (Cost $26,682,707)		26,534,208

	Par(a)/Number of Shares
Short-Term Investments – 6.6%
Corporate Bonds – 0.2%
DISH DBS Corp., 5.25%, 12/01/26(b)	80,000	77,749

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 8.22%, 3/05/26(c)(j)	130,000	129,758
		207,507
Money Market Funds – 6.4%
Northern Institutional Funds - Liquid Assets Portfolio, 3.81%(t)(u)	3,162,899	3,162,899

Northern Institutional Funds - Treasury Portfolio (Premier), 3.54%(t)	6,106,477	6,106,477
		9,269,376
Total Short-Term Investments (Cost $9,459,473)		9,476,883
Total Investments – 101.8% (Cost $135,119,312)		146,940,890
Liabilities less Other Assets – (1.8)%(v)		(2,606,948)
NET ASSETS – 100.0%		$144,333,942

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total value of $29,057,881 or 20.13% of net assets.

(c)	Variable or floating rate security. Rate as of January 31, 2026 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2026.

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(e)	Security either partially or fully on loan. As of January 31, 2026, the total value of securities on loan is $5,811,121.
(f)	Amount rounds to less than 0.05%.
(g)	Security sold outside United States without registration under the Securities Act of 1933.
(h)	Investment is valued using significant unobservable inputs (Level 3).
(i)	Zero coupon bond.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2026 is disclosed.
(l)	Issuer has defaulted on terms of debt obligation.
(m)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(n)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At January 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $213,544 or 0.15% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
EchoStar Corp., 10.75%, 11/30/29	11/7/2024	$191,921

(o)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(p)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2026 is disclosed.

(q)	Step coupon bond. Rate as of January 31, 2026 is disclosed.
(r)	Unfunded loan commitment. As of January 31, 2026, total value of unfunded loan commitment is $38,732.
(s)	Position is unsettled. Contract rate was not determined at January 31, 2026 and does not take effect until settlement date.
(t)	7-day current yield as of January 31, 2026 is disclosed.
(u)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2026, total cash collateral has a value of $3,162,899 and total non-cash collateral has a value of $2,840,441.
(v)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AG	Assured Guaranty
AUD	Australian Dollar
BRL	Brazilian Real
CDX	Credit Default Swap Index
CETIP	Câmara de Custódia e Liquidação
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CR	Custodial Receipts
DIP	Debtor-in-Possession
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
IBA	ICE Benchmark Administration

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
ICE	Intercontinental Exchange
INR	Indian Rupee
JMD	Jamaican Dollar
L.P.	Limited Partnership
LLC	Limited Liability Company
MXN	Mexican Peso
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	United States Secured Overnight Financing Rate
TIIE	Tasa de Interés Interbancaria de Equilibrio
ULC	Unlimited Liability Corporation
USD	United States Dollar
UYU	Uruguay Peso

Futures Contracts outstanding at January 31, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	2	3/06/2026	EUR	303,853	$(1,149)
10-Year Australian Treasury Bond	8	3/16/2026	AUD	608,063	(2,209)
U.S. Treasury Long Bond	16	3/20/2026	USD	1,842,000	(26,883)
Ultra U.S. Treasury Bond	2	3/20/2026	USD	234,875	(5,391)
Long Gilt	2	3/27/2026	GBP	248,629	1,702
2-Year U.S. Treasury Note	8	3/31/2026	USD	1,667,938	(1,496)
5-Year U.S. Treasury Note	54	3/31/2026	USD	5,882,203	(22,422)
Total Long Contracts					$(57,848)
Short Contracts
10-Year U.S. Treasury Note	(4)	3/20/2026	USD	447,313	$5,031
Ultra 10-Year U.S. Treasury Note	(2)	3/20/2026	USD	228,313	1,500
CME 3-Month SOFR	(3)	3/16/2027	USD	726,187	225
Total Short Contracts					$6,756
					$(51,092)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

4/16/26	Australian Dollars	267,279	U.S. Dollars	180,123	JPMorgan Chase	$5,949
4/16/26	U.S. Dollars	206,216	Indian Rupees	18,690,377	Citibank	3,692
Total Unrealized Appreciation						$9,641

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

4/16/26	U.S. Dollars	109,630	Chinese Offshore Yuan	759,775	JPMorgan Chase	$(1)
4/16/26	Chinese Offshore Yuan	380,000	U.S. Dollars	54,912	JPMorgan Chase	(80)
4/16/26	Chinese Offshore Yuan	379,775	U.S. Dollars	54,882	Citibank	(84)
4/16/26	U.S. Dollars	72,774	Euro	61,391	BNP Paribas	(257)
4/16/26	U.S. Dollars	27,544	Australian Dollars	40,000	Citibank	(303)
4/16/26	U.S. Dollars	179,598	Euro	152,588	Citibank	(1,923)
4/16/26	U.S. Dollars	158,431	British Pounds	117,642	JPMorgan Chase	(2,526)
4/16/26	U.S. Dollars	193,822	Australian Dollars	283,529	JPMorgan Chase	(3,562)
4/16/26	U.S. Dollars	119,457	Mexican Pesos	2,166,356	Morgan Stanley	(3,630)
3/03/26	U.S. Dollars	274,254	Brazilian Reals	1,508,080	Goldman Sachs	(10,421)
Total Unrealized Depreciation						$(22,787)
Net Unrealized Depreciation						$(13,146)

Interest Rate Swap Contracts outstanding at January 31, 2026: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day MXN TIIE Funding Rate (Monthly)	8.90% (Monthly)	11/16/2029	MXN	20,240,000	$59,816	$—	$59,816
1-Day MXN TIIE Funding Rate (Monthly)	8.89% (Monthly)	11/10/2034	MXN	3,550,000	12,487	—	12,487
Total					$72,303	$—	$72,303

Interest Rate Swap Contracts outstanding at January 31, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	10.26% (At Maturity)	JPMorgan Chase	1/02/2029	BRL	3,493,323	$(88,281)	$—	$(88,281)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.30% (At Maturity)	JPMorgan Chase	1/02/2031	BRL	1,441,860	4,003	—	4,003

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Interest Rate Swap Contracts outstanding at January 31, 2026: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.25% (At Maturity)	JPMorgan Chase	1/02/2031	BRL	887,813	$2,066	$—	$2,066
Total						$(82,212)	$—	$(82,212)
Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2026:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
MGM Resorts International, 4.75%, Due: 10/15/2028 (Pay Quarterly)	5.00%	6/20/2030	USD	75,000	$(10,109)	$(8,892)	$(1,217)
Markit CDX North America High Yield Index Series 45 (Pay Quarterly)	5.00%	12/20/2030	USD	209,583	(18,723)	(14,964)	(3,759)
Total					$(28,832)	$(23,856)	$(4,976)

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2026: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment, Inc., 4.63%, Due: 10/15/2029 (Pay Quarterly)	2.55%	5.00%	6/20/2030	USD	75,000	$7,538	$7,273	$265
Total						$7,538	$7,273	$265

Total Return Swap Contracts outstanding as of January 31, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR + 0.04% (At Maturity)	Western Asset Management Emerging Markets Frontier Custom Basket	4/09/2026	JPMorgan Chase	USD	516,000	$329	$—	$329
Total						$329	$—	$329

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$4,716,114	$—	$4,716,114
Common Stocks	40,879,603	26,413,889	— *	67,293,492
Convertible Bonds	—	57,395	—	57,395
Corporate Bonds	—	13,077,543	196,775	13,274,318
Foreign Government Inflation-Linked Bonds	—	1,694	—	1,694
Foreign Issuer Bonds	—	6,833,664	—	6,833,664
Master Limited Partnerships	3,035,716	—	—	3,035,716
Mortgage-Backed Securities	—	8,718,192	—	8,718,192
Term Loans	—	6,913,072	—	6,913,072
Warrants	—	86,142	—	86,142
Investment Companies	26,534,208	—	—	26,534,208
Short-Term Investments	9,269,376	207,507	—	9,476,883
Total Investments	$79,718,903	$67,025,212	$196,775	$146,940,890

*Includes securities determined to have no value as of January 31, 2026.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$8,458	$—	$—	$8,458
Forward Foreign Currency Exchange Contracts	—	9,641	—	9,641
Swap Contracts	—	78,966	—	78,966
Total Assets - Derivative Financial Instruments	$8,458	$88,607	$—	$97,065
Liabilities:
Futures Contracts	$(59,550)	$—	$—	$(59,550)
Forward Foreign Currency Exchange Contracts	—	(22,787)	—	(22,787)
Swap Contracts	—	(93,257)	—	(93,257)
Total Liabilities - Derivative Financial Instruments	$(59,550)	$(116,044)	$—	$(175,594)
Net Derivative Financial Instruments	$(51,092)	$(27,437)	$—	$(78,529)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund

	Par(a)	Value
Long Positions – 115.1%
Asset-Backed Securities – 9.0%
Commercial Support Services – 0.0%(b)
DB Master Finance LLC, Series 2025-1A, Class A2II, 5.17%, 8/20/55(c)	$150,000	$149,661
Consumer Services – 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-2A, Class A, 5.12%, 8/20/31(c)	1,000,000	1,025,660
Series 2025-2A, Class B, 5.51%, 8/20/31(c)	600,000	614,758
		1,640,418
Leisure Facilities & Services – 0.0%(b)
Five Guys Holdings, Inc., Series 2023-1A, Class A2, 7.55%, 1/26/54(c)	296,250	304,419
Other – 8.6%
1988 CLO 3 Ltd., Series 2023-3A, Class A1R, (3M CME Term SOFR + 1.25%), 4.92%, 10/15/38(c)(d)	250,000	250,168
A10 Issuer LLC, Series 2025-FL6, Class AS, (1M CME Term SOFR + 1.89%), 5.64%, 5/15/42(c)(d)	300,000	300,326
AASET, Series 2025-1A, Class A, 5.94%, 2/16/50(c)	251,553	256,413
AASET MT-1 Ltd., Series 2025-2A, Class A, 5.52%, 2/16/50(c)	526,885	531,666
ACREC LLC, Series 2026-FL4, Class B, (1M CME Term SOFR + 1.80%), 5.60%, 1/18/43(c)(d)	250,000	250,631
Affirm Master Trust,
Series 2025-1A, Class A, 4.99%, 2/15/33(c)	304,000	307,058
Series 2026-1A, Class A, 4.37%, 2/15/34(c)	133,000	133,068
AGL CLO 42 Ltd.,
Series 2025-42A, Class A1, (3M CME Term SOFR + 1.30%), 4.97%, 7/22/38(c)(d)	250,000	251,253
Series 2025-42A, Class B, (3M CME Term SOFR + 1.65%), 5.32%, 7/22/38(c)(d)	2,800,000	2,818,231
Series 2025-42A, Class C, (3M CME Term SOFR + 1.80%), 5.47%, 7/22/38(c)(d)	350,000	352,912
	Par(a)	Value
Other (Continued)

AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3M CME Term SOFR + 1.24%), 4.91%, 1/20/38(c)(d)	$250,000	$250,841
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.35%), 5.03%, 8/20/42(c)(d)	180,000	179,897
Ares Direct Lending CLO 6 LLC,
Series 2025-2A, Class A1, (3M CME Term SOFR + 1.45%), 5.20%, 10/16/37(c)(d)	400,000	399,972
Series 2025-2A, Class B, (3M CME Term SOFR + 1.80%), 5.55%, 10/16/37(c)(d)	750,000	750,445

Ares Direct Lending CLO 7 LLC, Series 2025-3A, Class B, (3M CME Term SOFR + 1.85%), 5.58%, 1/20/38(c)(d)	250,000	250,168
BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, (3M CME Term SOFR + 1.45%), 5.12%, 7/15/36(c)(d)	1,650,000	1,649,879
BDS LLC, Series 2025-FL15, Class AS, (1M CME Term SOFR + 1.65%), 5.33%, 3/19/43(c)(d)	850,000	850,691
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1R3, (3M CME Term SOFR + 1.30%), 4.97%, 7/20/38(c)(d)	322,000	323,557
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ARR, (3M CME Term SOFR + 1.29%), 4.96%, 7/15/37(c)(d)	250,000	251,248
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, (3M CME Term SOFR + 1.00%), 4.67%, 1/15/35(c)(d)	250,000	250,137
Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, (3M CME Term SOFR + 1.31%), 5.47%, 10/23/38(c)(d)	250,000	250,933
Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, 11/20/54(c)	1,000,000	1,010,918

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3M CME Term SOFR + 1.85%, 1.85% Floor), 5.52%, 10/25/30(c)(d)	$250,000	$250,625
BSPRT Issuer LLC, Series 2025-FL12, Class B, (1M CME Term SOFR + 1.95%), 5.62%, 1/17/43(c)(d)	150,000	150,741
BXMT Ltd., Series 2025-FL5, Class A, (1M CME Term SOFR + 1.64%), 5.31%, 10/18/42(c)(d)	116,000	116,143
Canyon Capital CLO Ltd., Series 2019-2A, Class AR2, (3M CME Term SOFR + 1.01%), 4.68%, 10/15/34(c)(d)	250,000	250,321
Canyon CLO Ltd., Series 2020-3A, Class A1R, (3M CME Term SOFR + 1.40%, 1.40% Floor), 5.07%, 10/15/37(c)(d)	330,000	331,220
CARS-DB4 L.P., Series 2020-1A, Class A6, 3.81%, 2/15/50(c)	244,219	231,151
Carva CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3M CME Term SOFR + 1.42%, 1.42% Floor), 5.09%, 10/22/37(c)(d)	250,000	251,005
Castlelake Aircraft Structured Trust,
Series 2025-2A, Class A, 5.47%, 8/15/50(c)	1,644,816	1,658,494
Series 2025-3A, Class A, 5.09%, 11/15/50(c)	542,792	542,207
Cerberus Loan Funding 50 LLC,
Series 2025-1A, Class A, (3M CME Term SOFR + 1.65%), 5.32%, 7/15/37(c)(d)	800,000	804,269
Series 2025-1A, Class B, (3M CME Term SOFR + 1.95%), 5.62%, 7/15/37(c)(d)	800,000	801,392
Cerberus Loan Funding 51 LLC,
Series 2025-2A, Class A, (3M CME Term SOFR + 1.52%), 5.19%, 10/15/37(c)(d)	500,000	502,501
Series 2025-2B, Class B, (3M CME Term SOFR + 1.85%), 5.52%, 10/15/37(c)(d)	500,000	500,430
	Par(a)	Value
Other (Continued)

Cerberus Loan Funding 52 LLC, Series 2025-3A, Class A, (3M CME Term SOFR + 1.52%), 5.19%, 10/15/37(c)(d)	$400,000	$402,001
Cerberus Loan Funding 53 LLC, Series 2025-4A, Class C, (3M CME Term SOFR + 2.00%), 5.68%, 1/15/38(c)(d)	250,000	250,247
CIFC Funding Ltd.,
Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 4.88%, 10/24/30(c)(d)	2,819	2,819
Series 2022-2A, Class A1R, (3M CME Term SOFR + 0.97%), 4.64%, 4/19/35(c)(d)	320,000	320,382

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 3.86%, 3.75% Floor), 7.54%, 7/25/37(d)	500,000	495,136
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 6/20/50(c)	800,771	811,328
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, 5/25/50(c)	1,000,000	1,007,130
CWABS Asset-Backed Certificates Trust, Series 2006-14, Class M1, (1M CME Term SOFR + 0.55%, 0.44% Floor), 4.22%, 2/25/37(d)	110,266	116,831
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/51(c)	816,000	726,000
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 4.85%, 10/15/30(c)(d)	17,534	17,534
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3M CME Term SOFR + 1.31%), 4.98%, 4/20/38(c)(d)	750,000	753,539
Diameter Capital CLO 4 Ltd., Series 2022-4A, Class ARR, (3M CME Term SOFR + 1.23%), 4.90%, 1/15/39(c)(d)	250,000	251,125

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, (3M CME Term SOFR + 1.15%, 1.15% Floor), 5.00%, 8/15/31(c)(d)	$84,070	$84,072
EFMT, Series 2025-CES4, Class A1, (Step to 6.43% on 8/25/29), 5.43%, 6/25/60(c)(e)	912,919	921,656
Eldridge CLO Ltd., Series 2025-1A, Class B, (3M CME Term SOFR + 1.65%), 5.57%, 10/20/38(c)(d)	400,000	401,037
FIGRE Trust,
Series 2025-HE1, Class A, 5.83%, 1/25/55(c)	707,201	719,249
Series 2025-PF1, Class A, 5.76%, 6/25/55(c)	660,208	669,289
Series 2025-PF1, Class B, 5.91%, 6/25/55(c)	602,646	612,224
Series 2025-PF2, Class A, 5.02%, 10/25/55(c)	278,719	279,655
Series 2026-HE1, Class A, 4.98%, 1/25/56(c)(f)	224,000	224,214
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 5.61%, 10/25/33(d)	170,654	170,710
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 4.03%, 10/25/36(d)	24,443	15,716
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 4.11%, 10/25/36(d)	14,261	9,376

FNA 8 LLC, Series 2025-1, Class A, 5.62%, 3/15/45(c)	80,895	81,357
Galaxy XXII CLO Ltd., Series 2016-22A, Class AR4, (3M CME Term SOFR + 1.02%), 4.30%, 4/16/34(c)(d)(f)	250,000	250,000
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class B, (3M CME Term SOFR + 1.60%, 1.60% Floor), 5.27%, 1/20/39(c)(d)	610,000	613,776
Golub Capital Partners CLO 16M-R3,
Series 2013-16A, Class A1R3, (3M CME Term SOFR + 1.63%), 5.49%, 8/09/39(c)(d)	1,500,000	1,500,593
	Par(a)	Value
Other (Continued)
Golub Capital Partners CLO 16M-R3,
Series 2013-16A, Class BR3, (3M CME Term SOFR + 1.95%), 5.81%, 8/09/39(c)(d)	$1,600,000	$1,601,518

Golub Capital Partners CLO 49M Ltd., Series 2020-49A, Class A1R2, (3M CME Term SOFR + 1.52%), 5.19%, 7/20/38(c)(d)	850,000	850,095
Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A2R, (3M CME Term SOFR + 1.70%), 5.60%, 8/05/37(c)(d)	800,000	800,386
Golub Capital Partners CLO 69M, Series 2023-69A, Class BR, (3M CME Term SOFR + 1.70%), 5.57%, 11/09/38(c)(d)	1,100,000	1,100,343
Golub Capital Partners CLO 83M, Series 2025-83A, Class B, (3M CME Term SOFR + 1.70%), 5.54%, 11/09/38(c)(d)	400,000	400,118
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A, 5.35%, 10/20/46(c)	100,222	101,492
Series 2025-1A, Class A, 5.38%, 2/20/49(c)	212,380	215,313
Series 2025-1A, Class B, 6.27%, 2/20/49(c)	41,496	42,454

GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class B, 5.07%, 6/25/60(c)	850,000	859,087
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, (30D Average SOFR + 1.55%), 5.25%, 10/25/55(c)(d)	436,136	438,517
Series 2026-CES1, Class A1, (Step to 5.90% on 2/25/30), 4.90%, 5/25/56(c)(e)	233,433	233,743
Series 2026-CES1, Class A2, (Step to 6.27% on 2/25/30), 5.27%, 5/25/56(c)(e)	100,000	100,190

GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.14%, 3/25/36(g)	39,470	27,217

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

HLEND CLO LLC, Series 2025-4A, Class B, (3M CME Term SOFR + 1.85%), 6.07%, 8/15/37(c)(d)	$1,650,000	$1,651,226
Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, 6/20/54(c)	800,000	812,747
HPS Private Credit CLO LLC, Series 2025-3A, Class B, (3M CME Term SOFR + 2.05%), 5.72%, 7/20/37(c)(d)	3,250,000	3,254,041
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B2, (30D Average SOFR + 1.35%), 5.05%, 10/20/32(c)(d)	132,450	132,896
Series 2025-2, Class B2, (30D Average SOFR + 1.20%), 4.90%, 9/20/33(c)(d)	213,334	213,932
JCP Direct Lending CLO LLC,
Series 2023-1A, Class A1R, (3M CME Term SOFR + 1.65%), 5.32%, 7/20/37(c)(d)	350,000	349,978
Series 2023-1A, Class AJR, (3M CME Term SOFR + 1.78%), 5.45%, 7/20/37(c)(d)	1,000,000	1,000,658

Jefferies Credit Partners Direct Lending CLO Ltd., Series 2025-1A, Class B, (3M CME Term SOFR + 1.75%), 5.51%, 10/15/37(c)(d)	250,000	250,116
Jersey Mike’s Funding LLC, 5.48%, 2/15/56(c)(f)	313,000	313,000
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1B, (Step to 5.96% on 2/25/30), 4.96%, 6/25/56(c)(e)	500,000	500,344
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.22%, 2/25/56(c)	250,000	250,156
KKR CLO 16 Ltd., Series 16, Class A2R3, (3M CME Term SOFR + 1.60%), 5.27%, 10/20/34(c)(d)	300,000	299,039
Lendmark Funding Trust, Series 2025-1A, Class A, 4.94%, 9/20/34(c)	145,000	146,475
	Par(a)	Value
Other (Continued)

Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 4.09%, 7/25/36(d)	$690,866	$270,662
Lyra Music Assets Delaware L.P., Series 2025-1A, Class A2, 5.60%, 9/20/65(c)	92,616	93,532
Madison Park Funding LXV Ltd., Series 2025-65A, Class C, (3M CME Term SOFR + 1.80%), 5.47%, 7/16/38(c)(d)	800,000	806,630
Madison Park Funding LXXIII Ltd., Series 2025-73A, Class B, (3M CME Term SOFR + 1.70%), 5.66%, 10/17/38(c)(d)	250,000	252,500
MAPS Trust,
Series 2021-1A, Class A, 2.52%, 6/15/46(c)	1,445,489	1,391,170
Series 2026-1A, Class A, 5.20%, 1/15/51(c)(f)	400,000	399,996
Mariner Finance Issuance Trust,
Series 2024-BA, Class A, 4.91%, 11/20/38(c)	134,000	135,749
Series 2055-AA, Class A, 4.98%, 5/20/38(c)	219,000	222,002

MFA Trust, Series 2024-NPL1, Class A1, (Step to 0.36% on 2/25/26), 6.33%, 9/25/54(c)(e)	87,699	87,833
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2FP, (1M CME Term SOFR + 0.18%, 0.07% Floor), 3.86%, 10/25/36(d)	28,950	12,607
Series 2007-HE2, Class A2B, (1M CME Term SOFR + 0.20%, 0.09% Floor), 3.88%, 1/25/37(d)	1,741,299	799,006

Navigator Aviation Ltd., Series 2025-1, Class A, 5.11%, 10/15/50(c)	246,246	244,341
Nelnet Student Loan Trust,
Series 2025-AA, Class A1B, (30D Average SOFR + 1.10%), 4.81%, 3/15/57(c)(d)	90,204	89,937

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Nelnet Student Loan Trust,
Series 2025-BA, Class A1B, (30D Average SOFR + 1.35%), 5.06%, 5/17/55(c)(d)	$215,230	$216,492
Series 2025-BA, Class B, 4.98%, 5/17/55(c)	160,000	160,097
Series 2025-BA, Class C, 5.38%, 5/17/55(c)	120,000	120,031
Series 2025-BA, Class D, 6.04%, 5/17/55(c)	100,000	99,437

Neuberger Berman CLO 32R Ltd., Series 2019-32RA, Class B, (3M CME Term SOFR + 1.65%), 5.32%, 7/20/39(c)(d)	800,000	806,058
Obsidian Issuer LLC, Series 2025-1A, Class A, 6.75%, 5/15/55(c)	900,000	909,281
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3M CME Term SOFR + 1.22%, 1.22% Floor), 4.89%, 1/16/37(c)(d)	250,000	250,270
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class A1R2, (3M CME Term SOFR + 1.09%), 4.76%, 10/15/33(c)(d)	250,000	250,275
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 2/25/61(c)(f)	175,000	173,223
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, (Step to 3.93% on 3/25/26), 5.86%, 1/25/37(e)	23,023	22,681
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3M CME Term SOFR + 1.40%), 5.07%, 4/20/38(c)(d)	500,000	501,917
OWL Rock CLO XXII LLC, Series 2025-22A, Class A, (3M CME Term SOFR + 1.47%), 5.42%, 10/20/37(c)(d)	300,000	299,997
Park Blue CLO Ltd., Series 2025-9A, Class A1, (3M CME Term SOFR + 1.35%), 5.43%, 10/20/38(c)(d)	250,000	251,123
PFP Ltd.,
Series 2025-12, Class A, (1M CME Term SOFR + 1.49%), 5.16%, 12/18/42(c)(d)	1,500,000	1,500,975
	Par(a)	Value
Other (Continued)
PFP Ltd.,
Series 2025-12, Class AS, (1M CME Term SOFR + 1.74%), 5.42%, 12/18/42(c)(d)	$1,000,000	$1,001,968
Series 2025-12, Class B, (1M CME Term SOFR + 2.04%), 5.72%, 12/18/42(c)(d)	200,000	200,015

Phantom Aviation, Series 2026-1, Class A, 5.24%, 1/15/51(c)(f)	300,000	304,118
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2II, 6.24%, 6/05/54(c)	197,500	204,511
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 5/25/55(c)	1,600,000	1,609,906
QTS Issuer ABS II LLC,
Series 2026-1A, Class B, 6.73%, 1/05/56(c)	32,000	32,339
Series 2026-2A, Class A2, 5.85%, 1/05/56(c)	52,000	52,135
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, (Step to 6.47% on 7/25/29), 5.47%, 6/25/55(c)(e)	1,440,910	1,456,962
Series 2025-CES7, Class A1B, (Step to 6.48% on 8/25/29), 5.48%, 7/25/55(c)(e)	706,890	714,018

Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3M CME Term SOFR + 1.34%), 5.01%, 7/25/38(c)(d)	250,000	251,410
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3M CME Term SOFR + 2.00%, 2.00% Floor), 5.67%, 4/17/37(c)(d)	360,000	361,891
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%, 11/20/37(c)	212,000	215,814
Series 2024-B, Class B, 5.86%, 11/20/37(c)	100,000	102,297

Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50(c)	128,000	126,535
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3M CME Term SOFR + 1.39%), 5.06%, 1/30/38(c)(d)	250,000	250,923

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Other (Continued)

Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A, (30D Average SOFR + 1.75%), 5.45%, 6/25/55(c)(d)		$692,809	$697,706
Secucor Finance DAC, Series 2025-1, Class D, (1M Euribor + 3.40%), 5.39%, 9/20/36(d)	EUR	100,000	118,348
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(c)		367,490	368,009
SERVPRO Master Issuer LLC,
Series 2024-1A, Class A2, 6.17%, 1/25/54(c)		833,000	861,104
Series 2025-1A, Class A2, 5.53%, 10/25/55(c)		548,625	549,207

Silver Point CLO Ltd., Series 2024-7A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.03%, 1/15/38(c)(d)		250,000	250,982
Silver Point SCF CLO V Ltd., Series 2025-1A, Class A1, (3M CME Term SOFR + 1.50%), 5.17%, 4/20/38(c)(d)		250,000	249,999
Slam Ltd.,
Series 2021-1A, Class A, 2.43%, 6/15/46(c)		711,100	679,785
Series 2024-1A, Class A, 5.34%, 9/15/49(c)		91,406	92,455

SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 2/27/34(c)		241,210	242,467
Sound Point CLO Ltd., Series 2025-1RA, Class C, (3M CME Term SOFR + 2.10%), 5.99%, 2/20/38(c)(d)		1,000,000	1,002,515
SSI ABS Issuer LLC, Series 2025-1, Class A, 6.15%, 7/25/65(c)		241,102	243,169
Stack Infrastructure Issuer LLC, Series 2025-1, Class A, 5.00%, 5/25/50(c)		1,300,000	1,283,994
STAR Trust,
Series 2025-SFR6, Class A, (1M CME Term SOFR + 1.40%), 5.08%, 8/17/42(c)(d)		500,000	500,751
Series 2025-SFR6, Class B, (1M CME Term SOFR + 1.65%), 5.33%, 8/17/42(c)(d)		500,000	501,557
		Par(a)	Value
Other (Continued)

Store Master Funding I-VII, XIV, XIX, XX, Series 2021-1A, Class A4, 3.70%, 6/20/51(c)		$293,125	$255,649
STORE Master Funding LLC, Series 2025-1A, Class A5, 5.17%, 10/20/55(c)		599,000	594,625
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 9/15/45(c)		75,914	76,632
Sycamore Tree CLO Ltd., Series 2021-1A, Class AR, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.06%, 1/20/38(c)(d)		250,000	251,126
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 8/25/55(c)		250,000	248,736
Series 2025-1A, Class A2II, 5.05%, 8/25/55(c)		250,000	249,437

TCW CLO Ltd., Series 2024-2A, Class C, (3M CME Term SOFR + 2.15%, 2.15% Floor), 5.82%, 7/17/37(c)(d)		300,000	301,183
Towd Point Mortgage Trust, Series 2025-CES4, Class A2, (Step to 6.46% on 11/25/29), 5.46%, 10/25/65(c)(e)		450,000	455,795
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.42%, 8/09/44(c)		999,006	1,005,353
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.05%, 1/25/38(c)(d)		250,000	251,134
Triton Container Finance IX LLC, Series 2025-1A, Class A, 5.43%, 6/20/50(c)		758,000	761,097
Unity-Peace Park CLO Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 2.85%), 6.51%, 4/20/35(c)(d)(f)		250,000	250,000
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 1/25/47(c)		145,805	146,589
Vantage Data Centers Germany Borrower Lux S.a.r.l., Series 2025-1X, Class A2, 4.29%, 6/28/50	EUR	171,000	204,581
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, 8/15/55(h)		850,000	843,235

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Other (Continued)

Vista Point Securitization Trust, Series 2025-CES1, Class A1, (Step to 6.81% on 4/25/29), 5.81%, 4/25/55(c)(e)		$1,304,248	$1,313,555
Voya CLO Ltd., Series 2015-3A, Class A3R4, (3M CME Term SOFR + 1.45%), 5.12%, 10/20/31(c)(d)		250,000	250,062
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, (1M CME Term SOFR + 0.61%, 0.36% Floor), 4.29%, 4/25/37(d)		8,686,334	3,139,127
Warwick Capital CLO 5 Ltd., Series 2024-5A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.03%, 1/20/38(c)(d)		321,000	322,278
Washington Mutural Asset-Backed Certificates Trust,
Series 2007-HE1, Class 2A1, (1M CME Term SOFR + 0.23%, 0.12% Floor), 3.73%, 11/25/36(d)		4,031	1,262
Series 2007-HE1, Class 2A2, (1M CME Term SOFR + 0.45%, 0.34% Floor), 3.73%, 11/25/36(d)		35,556	11,176

Wellington Management CLO 5 Ltd., Series 2025-5A, Class A, (3M CME Term SOFR + 1.29%), 5.25%, 10/18/38(c)(d)		250,000	251,275
Wendy’s Funding LLC,
Series 2022-1A, Class A2II, 4.54%, 3/15/52(c)		144,717	140,202
Series 2025-1A, Class A2I, 5.42%, 12/15/55(c)		200,000	200,216

Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, 12/05/54(c)		500,000	513,732
			82,845,757
Specialty Finance – 0.2%
Dowson PLC,
Series 2024-1, Class E, (SONIO/N Index + 3.95%), 7.68%, 8/20/31(d)	GBP	116,000	158,643
Series 2024-1, Class F, (SONIO/N Index + 6.95%), 10.68%, 8/20/31(d)		170,000	230,269
	Par(a)	Value
Specialty Finance (Continued)

Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, (3M CME Term SOFR + 1.32%, 1.32% Floor), 4.99%, 1/20/39(c)(d)	$340,000	$341,360
Textainer Marine Containers VII Ltd., Series 2021-3A, Class A, 1.94%, 8/20/46(c)	970,000	869,560
		1,599,832
Total Asset-Backed Securities (Cost $86,421,983)		86,540,087

Convertible Bonds – 0.0%(b)
Telecommunications – 0.0%(b)
WOM Chile Holdco S.p.A., 5.00%, 4/01/32(c)(i)	219,015	199,523
Total Convertible Bonds (Cost $193,251)		199,523

	Number of Shares
Convertible Preferred Stocks – 0.0%(b)
Aerospace & Defense – 0.0%(b)
Boeing (The) Co., 6.00%(j)	800	59,776
Total Convertible Preferred Stocks (Cost $40,000)		59,776

		Par(a)
Corporate Bonds – 14.7%
Advertising & Marketing – 0.1%
AppLovin Corp.,
5.38%, 12/01/31		$180,000	186,047
5.95%, 12/01/54		344,000	340,221

Summer BC Holdco B S.a.r.l., (3M Euribor + 4.25%), 6.31%, 2/15/30(d)	EUR	100,000	111,850
			638,118
Aerospace & Defense – 0.1%
Boeing (The) Co.,
5.81%, 5/01/50		303,000	299,260
7.01%, 5/01/64		158,000	180,414

Lockheed Martin Corp., 4.45%, 5/15/28		227,000	229,904
Northrop Grumman Corp., 4.03%, 10/15/47		32,000	25,863
RTX Corp., 4.70%, 12/15/41		113,000	104,850

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Aerospace & Defense (Continued)

Textron, Inc., 3.38%, 3/01/28		$37,000	$36,511
TransDigm, Inc., 6.75%, 8/15/28(c)		120,000	122,020
			998,822
Asset Management – 0.3%
Apollo Management Holdings L.P., 2.65%, 6/05/30(c)(j)		360,000	335,109
Carlyle Group (The), Inc., 5.05%, 9/19/35		350,000	344,492
Dyal Capital Partners IV, Issuer A, 5.94%, 8/22/45		338,000	323,774
Dyal Capital Partners IV, Issuer B, 5.94%, 8/22/45		312,000	298,827
KKR Group Finance Co. VIII LLC, 3.50%, 8/25/50(c)		500,000	348,895
Nuveen LLC, 5.85%, 4/15/34(c)		320,000	335,544
Prime Investments Group Ltd., 11.00%, 5/01/30(c)		115,170	114,946
TPG Operating Group II L.P.,
5.88%, 3/05/34		247,000	256,706
5.38%, 1/15/36		577,000	572,888
			2,931,181
Automotive – 0.2%
Clarios Global L.P./Clarios U.S. Finance Co., 4.75%, 6/15/31(j)	EUR	100,000	120,685
Ford Motor Credit Co. LLC,
5.92%, 3/20/28		200,000	205,034
4.97%, 4/06/29		200,000	201,071

General Motors Financial Co., Inc., 5.05%, 4/04/28		438,000	446,622
Nissan Motor Acceptance Co. LLC, 6.13%, 9/30/30(c)		100,000	99,722
Toyota Motor Credit Corp., 4.63%, 1/12/28		515,000	523,082
			1,596,216
Banking – 0.9%
Bank of America Corp.,
(SOFR + 1.34%), 5.93%, 9/15/27(k)		38,000	38,449
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(k)		333,000	329,373
(SOFR + 1.57%), 5.82%, 9/15/29(k)		40,000	41,716
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(5Y U.S. Treasury CMT + 2.68%), 6.63%, 5/01/30(k)(l)	$800,000	$831,213
(5Y U.S. Treasury CMT + 2.35%), 6.25%, 7/26/30(k)(l)	25,000	25,446
(SOFR + 1.33%), 2.97%, 2/04/33(k)	569,000	520,389
(SOFR + 1.83%), 4.57%, 4/27/33(k)	67,000	66,690
(SOFR + 1.65%), 5.47%, 1/23/35(k)	240,000	248,851
(SOFR + 1.70%), 5.74%, 2/12/36(k)	350,000	361,888
(SOFR + 1.88%), 2.83%, 10/24/51(k)	40,000	25,373
Citigroup, Inc.,
(5Y U.S. Treasury CMT + 2.69%), 7.13%, 8/15/29(k)(l)	400,000	413,991
(5Y U.S. Treasury CMT + 2.57%), 6.75%, 2/15/30(k)(l)	400,000	407,902
(5Y U.S. Treasury CMT + 2.89%), 6.88%, 8/15/30(k)(l)	325,000	332,006
(SOFR + 1.34%), 4.54%, 9/19/30(k)	116,000	116,960
(SOFR + 1.42%), 2.98%, 11/05/30(k)	274,000	261,138
5.92%, 12/11/30(d)	398,000	398,000
(SOFR + 1.15%), 2.67%, 1/29/31(k)	35,000	32,790
(5Y U.S. Treasury CMT + 3.00%), 6.63%, 2/15/31(k)(l)	320,000	325,848
(SOFR + 1.46%), 4.95%, 5/07/31(k)	70,000	71,434
(SOFR + 1.35%), 3.06%, 1/25/33(k)	36,000	32,963
(SOFR + 1.94%), 3.79%, 3/17/33(k)	370,000	352,051
(SOFR + 2.06%), 5.83%, 2/13/35(k)	63,000	65,138

Fifth Third Bancorp, (SOFR + 1.24%), 5.14%, 1/29/37(k)	40,000	39,725
JP Morgan Chase & Co.,
(SOFR + 0.93%), 5.57%, 4/22/28(k)	309,000	314,826
(SOFR + 0.86%), 4.51%, 10/22/28(k)	304,000	306,810
(SOFR + 1.02%), 2.07%, 6/01/29(k)	240,000	229,511
(SOFR + 1.31%), 5.01%, 1/23/30(k)	307,000	314,785

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 1.13%), 5.00%, 7/22/30(k)	$297,000	$304,846
(SOFR + 1.01%), 5.14%, 1/24/31(k)	249,000	256,917
(SOFR + 0.84%), 4.35%, 1/22/32(j)(k)	57,000	56,850

KeyCorp., (SOFR + 1.37%), 5.31%, 1/28/37(k)	29,000	29,033
PNC Financial Services Group (The), Inc., (5Y U.S. Treasury CMT + 1.17%), 5.42%, 1/25/41(k)	52,000	51,952
Truist Financial Corp.,
(SOFR + 1.37%), 4.12%, 6/06/28(k)	171,000	171,454
(SOFR + 0.97%), 4.60%, 1/27/32(k)	69,000	69,176

U.S. Bancorp, (SOFR + 0.87%), 4.48%, 1/26/32(j)(k)	100,000	100,218
Wells Fargo & Co.,
(SOFR + 1.11%), 5.24%, 1/24/31(k)	382,000	394,667
(SOFR + 2.02%), 5.39%, 4/24/34(k)	384,000	397,133
5.61%, 1/15/44	215,000	213,115
		8,550,627
Beverages – 0.0%(b)
PepsiCo, Inc.,
4.45%, 5/15/28	364,000	369,677
2.88%, 10/15/49	19,000	12,515
		382,192
Biotechnology & Pharmaceuticals – 0.3%
AbbVie, Inc.,
4.55%, 3/15/35	71,000	69,831
5.35%, 3/15/44	164,000	162,206
4.88%, 11/14/48	204,000	185,044
Amgen, Inc.,
4.05%, 8/18/29	560,000	559,824
5.60%, 3/02/43	100,000	100,747
4.66%, 6/15/51	95,000	81,422
3.00%, 1/15/52	43,000	27,861

Bristol-Myers Squibb Co., 4.63%, 5/15/44	721,000	647,286
Eli Lilly & Co., 4.60%, 8/14/34	227,000	227,217
Gilead Sciences, Inc., 4.75%, 3/01/46	259,000	234,759
Johnson & Johnson,
3.55%, 3/01/36	42,000	38,493
3.70%, 3/01/46	50,000	40,326
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
Merck & Co., Inc.,
4.30%, 5/17/30	$100,000	$100,864
4.75%, 12/04/35	240,000	237,947
4.15%, 5/18/43	100,000	85,901

Pfizer, Inc., 2.70%, 5/28/50	95,000	59,468
Wyeth LLC, 6.00%, 2/15/36	257,000	277,586
		3,136,782
Cable & Satellite – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/01/32(c)	100,000	91,339
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.75%, 4/01/48	50,000	43,017
4.80%, 3/01/50	71,000	53,803
3.90%, 6/01/52	363,000	237,032
5.25%, 4/01/53	48,000	38,337
3.95%, 6/30/62	279,000	170,300
Comcast Corp.,
3.15%, 2/15/28	105,000	103,477
1.50%, 2/15/31(j)	116,000	101,249
4.40%, 8/15/35(j)	117,000	111,234
3.75%, 4/01/40	50,000	41,084
2.99%, 11/01/63	12,000	6,495
Cox Communications, Inc.,
2.95%, 10/01/50(c)	160,000	89,813
5.80%, 12/15/53(c)	75,000	64,196

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(c)(j)	100,000	103,009
Sirius XM Radio LLC, 5.00%, 8/01/27(c)	100,000	99,826
		1,354,211
Chemicals – 0.1%
Chemours (The) Co., 8.00%, 1/15/33(c)(j)	100,000	100,263
Dow Chemical (The) Co., 6.90%, 5/15/53(j)	200,000	207,611
FMC Corp., (5Y U.S. Treasury CMT + 4.37%), 8.45%, 11/01/55(j)(k)	103,000	82,609
SCIH Salt Holdings, Inc., 4.88%, 5/01/28(c)	111,000	110,731
		501,214

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Support Services – 0.0%(b)
Allied Universal Holdco LLC, 7.88%, 2/15/31(c)(j)	$100,000	$105,242
Construction Materials – 0.0%(b)
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(c)(j)	100,000	106,610
Containers & Packaging – 0.0%(b)
Ardagh Group S.A., 9.50%, 12/01/30	19,000	20,531
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(c)	100,000	100,071
Sealed Air Corp., 7.25%, 2/15/31(c)(j)	100,000	104,128
		224,730
Diversified Industrials – 0.0%(b)
Honeywell International, Inc., 4.65%, 7/30/27	100,000	101,236
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
3.45%, 4/13/29	284,000	281,125
4.65%, 11/20/35(j)	425,000	420,825
4.95%, 12/05/44(j)	164,000	156,852
3.95%, 4/13/52	295,000	229,990
5.45%, 11/20/55	100,000	97,387
5.55%, 11/20/65	227,000	220,243
		1,406,422
Electric Utilities – 1.8%
AEP Texas, Inc., 3.45%, 5/15/51	174,000	117,996
AEP Transmission Co. LLC, 3.15%, 9/15/49	211,000	142,089
Alabama Power Co., 6.00%, 3/01/39	28,000	30,017
Allete, Inc., 5.79%, 7/09/37	300,000	300,000
American Electric Power Co., Inc.,
(5Y U.S. Treasury CMT + 1.94%), 6.05%, 3/15/56(k)	130,000	129,095
(5Y U.S. Treasury CMT + 2.13%), 5.80%, 3/15/56(k)	130,000	130,026

Baltimore Gas and Electric Co., 3.75%, 8/15/47	30,000	23,036
Berkshire Hathaway Energy Co., 5.15%, 11/15/43(j)	125,000	119,583
CMS Energy Corp., (5Y U.S. Treasury CMT + 1.96%), 6.50%, 6/01/55(k)	330,000	340,842
	Par(a)	Value
Electric Utilities (Continued)

Consolidated Edison Co. of New York, Inc., 4.45%, 3/15/44	$208,000	$180,784
Continuum Energy Pte. Ltd., 12.85%, 9/11/27(c)(m)	227,020	226,180
Dominion Energy, Inc.,
(5Y U.S. Treasury CMT + 2.51%), 7.00%, 6/01/54(k)	180,000	194,645
(5Y U.S. Treasury CMT + 2.26%), 6.00%, 2/15/56(k)	150,000	151,617
(5Y U.S. Treasury CMT + 2.01%), 6.20%, 2/15/56(k)	225,000	225,779
Duke Energy Carolinas LLC,
3.75%, 6/01/45	349,000	274,752
3.70%, 12/01/47	41,000	31,219
Duke Energy Corp.,
3.95%, 8/15/47	88,000	67,673
3.50%, 6/15/51	95,000	65,750
5.00%, 8/15/52	114,000	100,303
5.80%, 6/15/54	146,000	144,265
Duke Energy Ohio, Inc.,
2.13%, 6/01/30	249,000	228,233
5.55%, 3/15/54	29,000	28,296

Duke Energy Progress LLC, 2.50%, 8/15/50	415,000	242,375
FirstEnergy Corp.,
2.65%, 3/01/30	84,000	78,543
4.85%, 7/15/47	237,000	209,678
3.40%, 3/01/50	579,000	401,413
FirstEnergy Transmission LLC,
4.75%, 1/15/33	276,000	275,329
5.00%, 1/15/35	330,000	329,935
5.45%, 7/15/44(c)	79,000	76,219
4.55%, 4/01/49(c)	200,000	170,638

Florida Power & Light Co., 2.88%, 12/04/51	24,000	15,329
Georgia Power Co., 3.70%, 1/30/50	29,000	21,670
MidAmerican Energy Co., 3.15%, 4/15/50	51,000	34,421
NextEra Energy Capital Holdings, Inc.,
4.69%, 9/01/27	120,000	121,373
(5Y U.S. Treasury CMT + 2.05%), 6.38%, 8/15/55(k)	307,000	317,072
NRG Energy, Inc.,
2.45%, 12/02/27(c)	350,000	338,350
4.45%, 6/15/29(c)	185,000	184,163
7.00%, 3/15/33(c)	428,000	471,015
Ohio Power Co.,
2.60%, 4/01/30	18,000	16,847
1.63%, 1/15/31	26,000	22,797

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
Ohio Power Co.,
4.00%, 6/01/49	$147,000	$113,062
Pacific Gas and Electric Co.,
6.95%, 3/15/34	436,000	483,265
4.75%, 2/15/44	281,000	238,919
4.30%, 3/15/45	22,000	17,495
4.25%, 3/15/46	215,000	167,655
4.00%, 12/01/46	91,000	68,439
4.95%, 7/01/50	148,000	125,504
3.50%, 8/01/50	501,000	338,924
5.25%, 3/01/52	152,000	132,895
6.75%, 1/15/53	158,000	168,375
5.90%, 10/01/54	205,000	197,108
6.15%, 3/01/55	256,000	254,144
6.10%, 10/15/55	389,000	383,085

PacifiCorp, (5Y U.S. Treasury CMT + 3.32%), 7.38%, 9/15/55(j)(k)	165,000	169,456
PECO Energy Co.,
4.88%, 9/15/35	241,000	241,835
3.05%, 3/15/51	11,000	7,197
PG&E Corp.,
5.25%, 7/01/30	691,000	686,813
(5Y U.S. Treasury CMT + 3.88%), 7.38%, 3/15/55(k)	384,000	396,307

Pinnacle West Capital Corp., 5.15%, 5/15/30	294,000	302,817
Sierra Pacific Power Co., (5Y U.S. Treasury CMT + 2.55%), 6.20%, 12/15/55(k)	100,000	99,506
Southern (The) Co.,
5.70%, 10/15/32	143,000	151,507
4.25%, 7/01/36	28,000	26,157
Southern California Edison Co.,
4.50%, 9/01/40	100,000	87,253
5.70%, 3/01/53	460,000	432,715

Southwestern Public Service Co., 3.70%, 8/15/47	1,150,000	864,224
Tennessee Valley Authority,
5.25%, 2/01/55	175,000	173,420
4.63%, 9/15/60	50,000	44,190
4.25%, 9/15/65	3,950,000	3,246,013
Vistra Operations Co. LLC,
4.60%, 10/15/30(c)	70,000	69,777
7.75%, 10/15/31(c)	100,000	105,812
6.00%, 4/15/34(c)	366,000	383,694
5.70%, 12/30/34(c)	125,000	128,148
5.35%, 1/31/36(c)	25,000	24,866
	Par(a)	Value
Electric Utilities (Continued)

WEC Energy Group, Inc., (5Y U.S. Treasury CMT + 1.91%), 5.63%, 5/15/56(k)	$150,000	$150,802
		17,060,726
Electric, Gas Marketing & Trading – 0.1%
Evergy Metro, Inc., 5.13%, 8/15/35	875,000	883,667
Electrical Equipment – 0.0%(b)
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/30(c)	100,000	103,508
Vontier Corp., 2.95%, 4/01/31(j)	89,000	81,628
		185,136
Engineering & Construction – 0.0%(b)
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(c)(j)	500,000	351,919
Entertainment Content – 0.3%
Discovery Communications LLC,
3.95%, 3/20/28	714,000	701,505
6.35%, 6/01/40	100,000	82,531
Paramount Global,
3.38%, 2/15/28	57,000	55,376
5.25%, 4/01/44	25,000	18,224
4.90%, 8/15/44	21,000	14,961

Walt Disney (The) Co., 3.50%, 5/13/40	100,000	83,267
Warnermedia Holdings, Inc., 3.76%, 3/15/27	2,066,000	2,050,732
		3,006,596
Food – 0.1%
JBS N.V./JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings, 5.50%, 1/15/36	525,000	532,838
Gas & Water Utilities – 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.50%, 6/01/30(c)	59,000	63,234
Hope Gas Holdings LLC, 6.18%, 9/01/37	300,000	304,725

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Gas & Water Utilities (Continued)
NiSource, Inc., (5Y U.S. Treasury CMT + 2.04%), 5.75%, 7/15/56(j)(k)	$150,000	$150,856
Spire, Inc., (5Y U.S. Treasury CMT + 2.56%), 6.25%, 6/01/56(k)	200,000	199,305
		718,120
Health Care Facilities & Services – 0.4%
Centene Corp., 2.50%, 3/01/31	428,000	370,128
CHS/Community Health Systems, Inc., 9.75%, 1/15/34(c)	100,000	104,258
Cigna Group (The),
2.40%, 3/15/30	104,000	96,783
3.20%, 3/15/40	135,000	105,728
CVS Health Corp.,
4.30%, 3/25/28	100,000	100,327
5.13%, 2/21/30	100,000	102,593
5.45%, 9/15/35	93,000	94,625
6.00%, 6/01/44	111,000	111,269
5.88%, 6/01/53	100,000	96,508
6.20%, 9/15/55	50,000	50,498

DaVita, Inc., 4.63%, 6/01/30(c)	100,000	96,222
Elevance Health, Inc.,
4.38%, 12/01/47	115,000	94,875
4.55%, 5/15/52	63,000	51,839
HCA, Inc.,
5.45%, 4/01/31	171,000	177,781
7.50%, 11/06/33	15,000	17,175
5.60%, 4/01/34	18,000	18,695
5.45%, 9/15/34	65,000	66,717
5.75%, 3/01/35	115,000	120,262
3.50%, 7/15/51	108,000	73,296
6.20%, 3/01/55	96,000	97,717
6.10%, 4/01/64	79,000	78,424

Highmark, Inc., 2.55%, 5/10/31(c)	390,000	347,281
IQVIA, Inc., 6.25%, 6/01/32(c)	700,000	727,265
Tenet Healthcare Corp., 4.63%, 6/15/28	117,000	116,673
UnitedHealth Group, Inc.,
5.80%, 3/15/36	137,000	144,967
3.50%, 8/15/39	245,000	202,311
3.88%, 8/15/59	224,000	159,957

Universal Health Services, Inc., 2.65%, 10/15/30	370,000	337,368
		4,161,542
	Par(a)	Value
Household Products – 0.0%(b)
Edgewell Personal Care Co., 4.13%, 4/01/29(c)	$100,000	$95,867
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp., (5Y U.S. Treasury CMT + 2.27%), 5.95%, 12/20/30(k)(l)	880,000	894,002
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(c)	250,000	262,833
Evercore, Inc., 5.47%, 7/24/32(h)	800,000	832,040
Goldman Sachs Group (The), Inc.,
(SOFR + 0.82%), 1.54%, 9/10/27(k)	17,000	16,747
(SOFR + 1.32%), 4.94%, 4/23/28(k)	73,000	73,788
(SOFR + 1.73%), 4.48%, 8/23/28(k)	81,000	81,506
(3M CME Term SOFR + 1.56%), 4.22%, 5/01/29(k)	373,000	373,884
(SOFR + 0.96%), 4.52%, 1/21/32(k)	304,000	303,885
(SOFR + 1.09%), 1.99%, 1/27/32(k)	597,000	529,877
(SOFR + 1.19%), 5.07%, 1/21/37(k)	101,000	100,567
(5Y U.S. Treasury CMT + 1.18%), 5.39%, 2/02/41(k)	350,000	346,737

GS Finance Corp., 5.95%, 1/15/31(d)	840,000	840,000
Intercontinental Exchange, Inc., 3.63%, 9/01/28	540,000	535,807
Jefferies Financial Group, Inc., 6.20%, 4/14/34	800,000	841,328
Lazard Group LLC, 5.63%, 8/01/35	550,000	563,534
Morgan Stanley,
(SOFR + 1.38%), 4.99%, 4/12/29(k)	357,000	363,531
(SOFR + 1.59%), 5.16%, 4/20/29(k)	127,000	129,791
(SOFR + 0.91%), 4.13%, 10/18/29(k)	340,000	339,741
(SOFR + 1.22%), 5.04%, 7/19/30(k)	253,000	259,200
(SOFR + 1.11%), 5.23%, 1/15/31(k)	413,000	425,190
(SOFR + 1.18%), 2.24%, 7/21/32(k)	41,000	36,384
(SOFR + 1.29%), 2.94%, 1/21/33(k)	67,000	61,068

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.87%), 5.25%, 4/21/34(k)	$137,000	$140,563
(SOFR + 1.58%), 5.83%, 4/19/35(k)	320,000	338,481
(5Y U.S. Treasury CMT + 1.80%), 5.94%, 2/07/39(k)	320,000	334,866

Resurgent Trade & Investment Ltd., 9.52%, 12/01/27	258,000	258,000
Thor FinanceCo LLC, 5.22%, 10/30/30	300,000	299,142
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(c)	520,000	544,748
		10,127,240
Insurance – 1.5%
200 Park Funding Trust, 5.74%, 2/15/55(c)	500,000	497,622
Accident Fund Insurance Co. of America, 8.50%, 8/01/32(c)(j)	360,000	363,455
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/32(c)(j)	100,000	103,522
American National Global Funding, 5.25%, 6/03/30(c)	350,000	355,360
American National Group, Inc.,
5.00%, 6/15/27	495,000	498,635
6.00%, 7/15/35	75,000	75,605
(5Y U.S. Treasury CMT + 3.18%), 7.00%, 12/01/55(k)	275,000	277,725

Americo Life, Inc., 3.45%, 4/15/31(c)	370,000	334,971
AmFam Holdings, Inc.,
2.81%, 3/11/31(c)	390,000	343,924
3.83%, 3/11/51(c)	200,000	135,927

Assured Guaranty U.S. Holdings, Inc., 3.60%, 9/15/51	500,000	351,684
Athene Global Funding, 5.03%, 7/17/30(c)	500,000	504,225
Beacon Funding Trust, 6.27%, 8/15/54(c)	340,000	345,587
Belrose Funding Trust II, 6.79%, 5/15/55(c)	320,000	335,497
CNO Financial Group, Inc., 6.45%, 6/15/34	320,000	338,215
Corebridge Financial, Inc., (5Y U.S. Treasury CMT + 3.18%), 6.88%, 12/01/30(k)(l)	18,000	18,701
	Par(a)	Value
Insurance (Continued)

Corebridge Global Funding, 4.55%, 1/09/31(c)	$350,000	$349,232
Corebridge Life Holdings, Inc., 8.13%, 3/15/46(c)	270,000	321,349
Enstar Group Ltd., (5Y U.S. Treasury CMT + 3.19%), 7.50%, 4/01/45(c)(k)	320,000	333,181
Equitable Holdings, Inc., (5Y U.S. Treasury CMT + 2.39%), 6.70%, 3/28/55(j)(k)	410,000	430,550
Farmers Insurance Exchange, (10Y U.S. Treasury CMT + 3.86%), 7.00%, 10/15/64(c)(k)	330,000	336,396
Fortitude Group Holdings LLC, 6.25%, 4/01/30(c)	320,000	331,914
GA Global Funding Trust, 4.50%, 9/18/30(c)	150,000	148,021
Global Atlantic Fin Co., (5Y U.S. Treasury CMT + 3.55%), 7.25%, 3/01/56(c)(k)	490,000	494,018
Globe Life, Inc., 5.85%, 9/15/34	320,000	336,556
Hanover Insurance Group (The), Inc., 5.50%, 9/01/35	200,000	202,457
HUB International Ltd., 7.25%, 6/15/30(c)	100,000	104,335
Jackson National Life Global Funding, 4.70%, 6/05/28(c)	1,198,000	1,212,714
Maple Grove Funding Trust I, 4.16%, 8/15/51(c)	700,000	505,654
Marsh & McLennan Cos., Inc., 4.55%, 11/08/27	178,000	179,950
MetLife, Inc., (5Y U.S. Treasury CMT + 2.08%), 6.35%, 3/15/55(k)	480,000	504,126
Mutual of Omaha Insurance Co., (10Y U.S. Treasury CMT + 2.95%), 6.14%, 1/16/64(c)(k)	330,000	340,594
Nassau Cos. of New York (The), 7.88%, 7/15/30(c)	141,000	134,396
Nationwide Mutual Insurance Co., 4.35%, 4/30/50(c)	650,000	508,838
Omnis Funding Trust, 6.72%, 5/15/55(c)	400,000	420,276
PartnerRe Finance B LLC, (5Y U.S. Treasury CMT + 3.82%), 4.50%, 10/01/50(k)	590,000	557,394

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Insurance (Continued)

Penn Mutual Life Insurance (The) Co., 3.80%, 4/29/61(c)(j)		$510,000	$338,535
Prudential Financial, Inc., (5Y U.S. Treasury CMT + 3.04%), 3.70%, 10/01/50(k)		360,000	335,990
Reinsurance Group of America, Inc., 5.75%, 9/15/34		320,000	332,794
Symetra Life Insurance Co., 6.55%, 10/01/55(c)		150,000	154,851
Trustage Financial Group, Inc., 4.63%, 4/15/32(c)		350,000	340,820
			14,135,596
Internet Media & Services – 0.3%
Alphabet, Inc.,
4.10%, 11/15/30(j)		383,000	383,308
5.35%, 11/15/45		100,000	98,656
4.38%, 11/06/64	EUR	100,000	113,114
5.70%, 11/15/75		423,000	415,298

Beignet Investor LLC, 6.58%, 5/30/49(c)		960,000	999,568
Meta Platforms, Inc.,
4.45%, 8/15/52		527,000	423,012
4.65%, 8/15/62		284,000	226,514
			2,659,470
IT Services – 0.3%
Gartner, Inc.,
4.50%, 7/01/28(c)		659,000	657,376
3.63%, 6/15/29(c)		196,000	189,249
3.75%, 10/01/30(c)		72,000	68,256
International Business Machines Corp.,
4.95%, 2/03/36		100,000	99,673
2.95%, 5/15/50		203,000	129,334
5.80%, 2/03/56		100,000	99,686

QTS Thunder Managing Issuer LLC, 5.42%, 8/21/32		1,625,000	1,625,000
			2,868,574
Leisure Facilities & Services – 0.2%
Caesars Entertainment, Inc., 6.00%, 10/15/32(c)(j)		100,000	97,286
Carnival Corp., 5.75%, 8/01/32(c)		215,000	220,810
Churchill Downs, Inc., 5.75%, 4/01/30(c)		100,000	100,542
Live Nation Entertainment, Inc., 4.75%, 10/15/27(c)(j)		100,000	99,969
	Par(a)	Value
Leisure Facilities & Services (Continued)
McDonald’s Corp., 5.20%, 5/17/34	$269,000	$278,801
Six Flags Entertainment Corp., 7.25%, 5/15/31(c)(j)	100,000	98,687
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 5/01/32(c)(j)	900,000	919,659
		1,815,754
Leisure Products – 0.0%(b)
Polaris, Inc.,
6.95%, 3/15/29	310,000	329,587
5.60%, 3/01/31	100,000	101,546
		431,133
Machinery – 0.1%
Entegris, Inc., 4.75%, 4/15/29(c)	540,000	539,592
Flowserve Corp.,
3.50%, 10/01/30	106,000	101,260
2.80%, 1/15/32	62,000	55,681

John Deere Capital Corp., 2.35%, 3/08/27	100,000	98,576
		795,109
Medical Equipment & Devices – 0.0%(b)
Becton Dickinson & Co., 5.08%, 6/07/29	68,000	69,929
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 4/01/29(c)	110,000	113,532
		183,461
Oil & Gas Supply Chain – 3.0%
Antero Resources Corp.,
7.63%, 2/01/29(c)	110,000	111,666
5.38%, 3/01/30(c)	862,000	874,253

Boardwalk Pipelines L.P., 5.63%, 8/01/34	330,000	344,328
BP Capital Markets America, Inc., 5.23%, 11/17/34(j)	74,000	76,284
BP Capital Markets PLC, (5Y U.S. Treasury CMT + 1.92%), 6.13%, 3/18/35(j)(k)(l)	830,000	853,799
Cameron LNG LLC, 3.40%, 1/15/38(c)	447,000	390,359
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	521,000	446,104

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Cheniere Energy Partners L.P.,
4.00%, 3/01/31	$134,000	$130,477
3.25%, 1/31/32	148,000	136,588
5.95%, 6/30/33	320,000	339,037
5.75%, 8/15/34	184,000	191,795
5.55%, 10/30/35(c)	50,000	51,140

Cheniere Energy, Inc., 5.65%, 4/15/34	1,083,000	1,122,840
CNX Resources Corp., 7.25%, 3/01/32(c)	145,000	151,702
ConocoPhillips Co., 3.80%, 3/15/52	165,000	122,083
Diamondback Energy, Inc.,
3.50%, 12/01/29	1,017,000	987,853
3.13%, 3/24/31	666,000	624,020

DT Midstream, Inc., 5.80%, 12/15/34(c)	360,000	373,401
Energy Transfer L.P.,
7.38%, 2/01/31(c)(j)	294,000	305,144
5.95%, 5/15/54	111,000	105,829
6.20%, 4/01/55	340,000	336,183

Enterprise Products Operating LLC, 3.20%, 2/15/52	211,000	139,788
EQT Corp.,
6.50%, 7/01/27	225,000	229,771
3.90%, 10/01/27	608,000	605,689
5.70%, 4/01/28	390,000	402,293
5.50%, 7/15/28	31,000	31,754
5.00%, 1/15/29	674,000	685,880
4.50%, 1/15/29	910,000	913,958
7.00%, 2/01/30	483,000	524,481
7.50%, 6/01/30	1,157,000	1,273,425
4.75%, 1/15/31	1,781,000	1,789,039
3.63%, 5/15/31(c)	1,108,000	1,047,640
Expand Energy Corp.,
5.88%, 2/01/29(c)	83,000	83,004
5.38%, 2/01/29	377,000	377,227
6.75%, 4/15/29(c)	317,000	318,690
5.38%, 3/15/30	219,000	222,897
4.75%, 2/01/32	86,000	85,213
5.70%, 1/15/35	1,018,000	1,052,679

Florida Gas Transmission Co. LLC, 5.75%, 7/15/35(c)	200,000	207,159
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 5/15/33(j)	100,000	104,366
Gulfstream Natural Gas System LLC, 5.60%, 7/23/35(c)(j)	325,000	332,485
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
HF Sinclair Corp.,
5.50%, 9/01/32	$200,000	$204,508
6.25%, 1/15/35	330,000	345,030

Kinder Morgan Energy Partners L.P., 5.80%, 3/15/35	320,000	337,194
Kinder Morgan, Inc., 5.30%, 12/01/34	215,000	219,682
Midwest Connector Capital Co. LLC, 4.63%, 4/01/29(c)	330,000	330,280
MPLX L.P.,
5.40%, 9/15/35	525,000	529,328
4.95%, 3/14/52	530,000	447,075
6.20%, 9/15/55	325,000	325,017

NGPL PipeCo LLC, 3.25%, 7/15/31(c)	446,000	410,996
ONEOK, Inc.,
5.40%, 10/15/35	275,000	277,346
7.15%, 1/15/51	300,000	333,843
6.25%, 10/15/55(j)	738,000	741,976
Phillips 66 Co.,
(5Y U.S. Treasury CMT + 2.28%), 5.88%, 3/15/56(k)	87,000	86,663
(5Y U.S. Treasury CMT + 2.17%), 6.20%, 3/15/56(j)(k)	50,000	50,271
Plains All American Pipeline L.P./PAA Finance Corp.,
5.70%, 9/15/34	420,000	433,119
5.60%, 1/15/36	375,000	380,464
4.70%, 6/15/44	100,000	85,699

Rockies Express Pipeline LLC, 6.88%, 4/15/40(c)	400,000	409,490
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	355,000	357,148
4.50%, 5/15/30(j)	494,000	496,553
5.90%, 9/15/37	236,291	248,391

Sunoco L.P., 6.63%, 8/15/32(c)	100,000	103,133
Targa Resources Corp.,
4.20%, 2/01/33	228,000	218,113
5.65%, 2/15/36	350,000	359,450
5.40%, 7/30/36	250,000	250,429

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	261,000	263,435
Venture Global LNG, Inc.,
9.50%, 2/01/29(c)(j)	510,000	543,084
9.88%, 2/01/32(c)(j)	101,000	106,787

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Oil & Gas Supply Chain (Continued)

Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(c)		$200,000	$209,652
Viper Energy Partners LLC,
4.90%, 8/01/30(j)		468,000	473,883
5.70%, 8/01/35		436,000	443,874
			28,524,236
Publishing & Broadcasting – 0.0%(b)
McGraw-Hill Education, Inc., 7.38%, 9/01/31(c)(j)		100,000	105,131
Nexstar Media, Inc., 4.75%, 11/01/28(c)		104,000	103,372
			208,503
Real Estate Investment Trusts – 0.6%
American Tower Corp., 5.35%, 3/15/35(j)		473,000	484,624
Equinix Europe 2 Financing Corp. LLC, 5.50%, 6/15/34		27,000	27,887
Equinix, Inc.,
2.50%, 5/15/31		547,000	495,715
3.90%, 4/15/32		246,000	236,721
3.40%, 2/15/52		85,000	57,891
Extra Space Storage L.P.,
3.90%, 4/01/29		17,000	16,813
4.00%, 6/15/29		17,000	16,879
5.50%, 7/01/30		237,000	246,614
2.20%, 10/15/30		77,000	69,776
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28		216,000	221,328
5.30%, 1/15/29		24,000	24,458
4.00%, 1/15/30		33,000	32,110
4.00%, 1/15/31		350,000	334,735
3.25%, 1/15/32		14,000	12,674
5.25%, 2/15/33		210,000	210,391
5.75%, 11/01/37		525,000	520,790

Host Hotels & Resorts L.P., 5.70%, 7/01/34		830,000	856,568
Iron Mountain, Inc.,
5.25%, 7/15/30(c)		100,000	99,020
4.75%, 1/15/34	EUR	100,000	115,905

MPT Operating Partnership L.P./MPT Finance Corp., 7.00%, 2/15/32	EUR	100,000	124,283
Safehold GL Holdings LLC, 5.65%, 1/15/35		330,000	339,696
Service Properties Trust, 4.95%, 10/01/29(j)		100,000	88,203
Store Capital LLC,
4.63%, 3/15/29		340,000	339,218
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Store Capital LLC,
2.75%, 11/18/30	$98,000	$89,269
VICI Properties L.P./VICI Note Co., Inc.,
3.75%, 2/15/27(c)	138,000	137,212
4.50%, 1/15/28(c)	20,000	20,057
3.88%, 2/15/29(c)	615,000	604,752
		5,823,589
Real Estate Investment Trusts – 0.0%(b)
Prime Property Fund LLC, 5.81%, 7/15/35	400,000	400,000
Real Estate Services – 0.0%(b)
CoStar Group, Inc., 2.80%, 7/15/30(c)	115,000	105,869
Renewable Energy – 0.1%
MN8 Portfolio IV LLC, 6.31%, 6/30/45	900,000	905,140
Retail - Consumer Staples – 0.1%
Walmart, Inc., 5.25%, 9/01/35	823,000	868,475
Retail - Discretionary – 0.0%(b)
Home Depot (The), Inc.,
4.90%, 4/15/29(j)	99,000	101,848
4.40%, 3/15/45	70,000	60,962
Lowe’s Cos., Inc.,
3.35%, 4/01/27	107,000	106,369
3.70%, 4/15/46	111,000	84,611
		353,790
Semiconductors – 0.2%
Broadcom, Inc.,
2.45%, 2/15/31	300,000	274,547
5.15%, 11/15/31	38,000	39,395
4.55%, 2/15/32	34,000	33,984
3.42%, 4/15/33	241,000	222,692
3.47%, 4/15/34	302,000	274,557
4.80%, 10/15/34	134,000	133,789
4.90%, 2/15/38	50,000	48,939
Foundry JV Holdco LLC,
5.90%, 1/25/33(c)	200,000	209,770
5.88%, 1/25/34(c)	650,000	671,882
6.40%, 1/25/38(c)	200,000	214,092
Intel Corp.,
3.15%, 5/11/27	82,000	81,165
2.80%, 8/12/41	38,000	26,851
4.95%, 3/25/60	100,000	82,070
		2,313,733

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Software – 0.4%
Atlassian Corp., 5.50%, 5/15/34	$320,000	$326,878
Cloud Software Group, Inc., 6.63%, 8/15/33(c)(j)	100,000	95,859
Microsoft Corp.,
3.75%, 2/12/45	100,000	81,968
2.92%, 3/17/52	447,000	291,165
Oracle Corp.,
2.88%, 3/25/31	100,000	89,837
4.80%, 9/26/32	175,000	169,421
4.70%, 9/27/34	41,000	38,055
5.20%, 9/26/35	450,000	428,848
5.88%, 9/26/45	541,000	486,407
6.00%, 8/03/55	226,000	197,810
5.95%, 9/26/55	1,163,000	1,025,503
4.10%, 3/25/61	64,000	41,078
5.50%, 9/27/64	144,000	114,131
6.13%, 8/03/65(j)	119,000	103,824
6.10%, 9/26/65	303,000	263,983
		3,754,767
Specialty Finance – 0.8%
American Express Co.,
3.30%, 5/03/27	100,000	99,452
(SOFR + 1.24%), 4.80%, 10/24/36(k)	317,000	310,750

AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(c)	418,458	420,497
Capital One Financial Corp.,
3.80%, 1/31/28	406,000	404,021
(SOFR + 2.26%), 6.05%, 2/01/35(k)	320,000	336,099
(SOFR + 1.63%), 5.20%, 9/11/36(k)	150,000	147,911

Equitable America Global Funding, 4.95%, 6/09/30(c)	400,000	406,969
First American Financial Corp., 4.00%, 5/15/30	460,000	445,119
Flourishing Trade & Investment Ltd., 11.04%, 4/01/30(c)	449,380	449,380
Freedom Mortgage Holdings LLC, 6.88%, 5/01/31(c)	100,000	99,237
Global Payments, Inc.,
4.88%, 11/15/30	150,000	149,965
5.20%, 11/15/32	275,000	275,344
5.55%, 11/15/35	125,000	123,952
		Par(a)	Value
Specialty Finance (Continued)

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(c)		$570,000	$552,658
MSCI, Inc., 5.25%, 9/01/35		175,000	175,605
OneMain Finance Corp., 6.13%, 5/15/30(j)		350,000	356,788
PennyMac Financial Services, Inc., 6.75%, 2/15/34(c)		150,000	151,370
Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.25%, 7/01/29(c)		320,000	328,954
Rocket Cos, Inc.,
6.13%, 8/01/30(c)		100,000	102,381
6.38%, 8/01/33(c)(j)		150,000	155,619

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 5/15/33	EUR	100,000	120,935
Stewart Information Services Corp., 3.60%, 11/15/31		370,000	334,331
Synchrony Financial,
3.95%, 12/01/27		30,000	29,855
5.15%, 3/19/29		209,000	212,162
(SOFR + 1.68%), 5.45%, 3/06/31(k)		526,000	536,183
2.88%, 10/28/31		213,000	190,224

United Wholesale Mortgage LLC, 5.50%, 4/15/29(c)(j)		570,000	563,163
			7,478,924
Steel – 0.0%(b)
Cleveland-Cliffs, Inc., 7.63%, 1/15/34(c)		100,000	104,733
Technology Hardware – 0.1%
Apple, Inc.,
1.25%, 8/20/30		100,000	88,727
4.45%, 5/06/44(j)		100,000	91,366
3.85%, 8/04/46		132,000	106,692
2.65%, 2/08/51		150,000	92,574
2.55%, 8/20/60(j)		177,000	97,261

Cisco Systems, Inc., 4.55%, 2/24/28		253,000	257,024
Dell International LLC/EMC Corp., 4.50%, 2/15/31		257,000	256,327
Motorola Solutions, Inc., 5.60%, 6/01/32		75,000	78,872
TD SYNNEX Corp., 5.30%, 10/10/35		320,000	317,170
			1,386,013

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Telecommunications – 0.4%
AT&T, Inc.,
4.30%, 2/15/30(c)	$105,000	$105,105
5.45%, 3/01/47	28,000	26,394
3.50%, 9/15/53	111,000	74,142
6.05%, 8/15/56	231,000	231,194
3.80%, 12/01/57	97,000	66,773
3.65%, 9/15/59	601,000	396,565
Frontier Communications Holdings LLC,
5.00%, 5/01/28(c)	263,000	263,009
5.88%, 11/01/29	174,260	175,846
6.00%, 1/15/30(c)	100,000	100,877
8.63%, 3/15/31(c)	83,000	86,776

T-Mobile U.S.A., Inc., 3.40%, 10/15/52	100,000	67,015
T-Mobile USA, Inc.,
2.70%, 3/15/32	97,000	87,224
5.80%, 9/15/62	301,000	295,078
Verizon Communications, Inc.,
2.36%, 3/15/32	834,000	735,266
4.78%, 2/15/35	130,000	127,585
2.85%, 9/03/41	100,000	71,944
5.75%, 11/30/45	225,000	223,608
5.50%, 2/23/54(j)	144,000	137,831
5.88%, 11/30/55	274,000	270,469
6.00%, 11/30/65	244,000	241,369
		3,784,070
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
3.40%, 2/04/41	200,000	154,079
4.45%, 5/06/50	430,000	343,941
6.20%, 2/14/59	158,000	157,682

Philip Morris International, Inc., 3.13%, 8/17/27	178,000	176,182
		831,884
Transportation & Logistics – 0.3%
Aitx Finco LLC,
5.38%, 10/23/30	300,000	300,000
5.67%, 10/23/32	400,000	400,000

American Airlines, Inc./Aadvantage Loyalty IP Ltd., 5.75%, 4/20/29(c)	100,000	101,040
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(c)(j)	340,000	343,952
Burlington Northern Santa Fe LLC, 5.15%, 9/01/43	100,000	96,895
		Par(a)	Value
Transportation & Logistics (Continued)

Delta Air Lines Pass Through Trust, Series 2015-1, Class AA, 3.63%, 7/30/27		$40,641	$40,208
FedEx Corp.,
4.10%, 2/01/45		25,000	20,104
4.75%, 11/15/45		400,000	350,411

GXO Logistics, Inc., 6.25%, 5/06/29		320,000	337,553
Union Pacific Corp., 4.05%, 3/01/46		110,000	89,631
United Airlines Pass Through Trust, Series 2023-1, Class A, 5.80%, 1/15/36		309,614	323,684
United Parcel Service, Inc., 5.25%, 5/14/35(j)		175,000	181,293
			2,584,771
Total Corporate Bonds (Cost $139,445,763)			141,474,848

Foreign Government Inflation-Linked Bonds – 0.0%(b)
Sovereign Government – 0.0%(b)
Republic of Poland Government Bond, 2.00%, 8/25/36	PLN	118,000	33,090
Total Foreign Government Inflation-Linked Bonds (Cost $31,349)			33,090

Foreign Issuer Bonds – 5.0%
Argentina – 0.0%(b)
Argentine Republic Government International Bond,
1.00%, 7/09/29		2,100	1,848
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(e)		33,000	25,526
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(e)		21,000	15,183
Telecom Argentina S.A.,
9.25%, 5/28/33(c)		2,000	2,111
8.50%, 1/20/36(c)		17,000	17,157

Vista Energy Argentina S.A.U., 7.63%, 12/10/35(c)		16,000	16,012
YPF S.A., 9.50%, 1/17/31(c)		16,000	16,963
			94,800

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Australia – 0.4%
AusNet Services Holdings Pty. Ltd.,
(3M Australian BBSW + 1.77%), 5.62%, 2/04/56(d)	AUD	130,000	$91,199
(3M Australian BBSW + 1.77%), 6.50%, 2/04/56(k)	AUD	100,000	70,379
Australia & New Zealand Banking Group Ltd.,
(5Y U.S. Treasury CMT + 1.70%), 2.57%, 11/25/35(c)(k)		$380,000	343,175
(1Y U.S. Treasury CMT + 1.35%), 5.82%, 6/18/36(c)(j)(k)		450,000	467,280

Commonwealth Bank of Australia, (1Y U.S. Treasury CMT + 1.32%), 5.93%, 3/14/46(c)(k)		350,000	359,445
Glencore Funding LLC,
6.38%, 10/06/30(c)		60,000	64,690
2.63%, 9/23/31(c)		22,000	19,928

Macquarie Bank Ltd., (1Y U.S. Treasury CMT + 1.45%), 5.64%, 8/13/36(c)(j)(k)		950,000	964,209
Macquarie Group Ltd., (SOFR + 1.53%), 2.87%, 1/14/33(c)(k)		290,000	262,547
Mineral Resources Ltd., 7.00%, 4/01/31(c)(j)		100,000	105,096
National Australia Bank Ltd., (1Y U.S. Treasury CMT + 1.30%), 5.90%, 1/14/36(c)(k)		810,000	850,030
Tabcorp Finance Pty. Ltd., 5.99%, 5/28/31	AUD	250,000	173,114
Westpac Banking Corp., 3.13%, 11/18/41(j)		470,000	355,188
			4,126,280
Barbados – 0.0%(b)
Barbados Government International Bond, 8.00%, 6/26/35(c)		15,000	16,075
Belgium – 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 6/15/34(j)		306,000	314,835
5.45%, 1/23/39		103,000	106,143
			420,978
		Par(a)	Value
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/30	BRL	242,000	$198,810
Embraer Netherlands Finance B.V., 5.98%, 2/11/35		$16,000	16,932
Raizen Fuels Finance S.A., 6.45%, 3/05/34		307,000	251,740
Samarco Mineracao S.A.,
(100% Cash), 9.50%, 6/30/31(i)(j)		128,583	129,087
9.50%, 6/30/31(c)(i)(j)		8,000	8,031

Vale Overseas Ltd., 6.40%, 6/28/54		8,000	8,226
			612,826
Canada – 0.4%
1011778 B.C. ULC/New Red Finance, Inc., 3.88%, 1/15/28(c)		100,000	98,508
Air Canada, 4.63%, 8/15/29	CAD	480,000	354,364
Ascot Group Ltd., (5Y U.S. Treasury CMT + 2.38%), 6.35%, 6/15/35(c)(k)		320,000	328,834
Bank of Nova Scotia (The), (SOFR + 1.05%), 4.81%, 2/02/34(f)(k)		100,000	100,107
Brookfield Capital Finance LLC, 6.09%, 6/14/33		310,000	330,799
Brookfield Finance, Inc.,
5.33%, 1/15/36		175,000	175,393
3.63%, 2/15/52		490,000	346,462
Enbridge, Inc.,
3.70%, 7/15/27		241,000	240,011
5.63%, 4/05/34		320,000	333,215

Fairfax Financial Holdings Ltd., 5.75%, 5/20/35		320,000	333,245
Rogers Communications, Inc., 4.55%, 3/15/52		335,000	270,175
TELUS Corp.,
(5Y U.S. Treasury CMT + 2.71%), 7.00%, 10/15/55(j)(k)		150,000	156,876
(5Y U.S. Treasury CMT + 2.77%), 6.63%, 10/15/55(k)		150,000	153,410

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Canada (Continued)

Triton Container International Ltd., 3.15%, 6/15/31(c)		$380,000	$347,573
Triton Container International Ltd./TAL International Container Corp., 5.15%, 2/15/33		240,000	238,901
			3,807,873
Chile – 0.0%(b)
Corp Nacional del Cobre de Chile, 6.78%, 1/13/55(c)		300,000	321,594
WOM Mobile S.A., 11.00%, 4/01/31(c)(i)		3,097	3,092
			324,686
China – 0.0%(b)
China Government Bond, 2.11%, 8/25/34	CNH	400,000	59,150
Colombia – 0.1%
Colombian TES,
5.75%, 11/03/27	COP	847,700,000	207,762
12.50%, 2/27/30	COP	178,300,000	47,807
7.75%, 9/18/30	COP	939,400,000	210,066
7.25%, 10/26/50	COP	135,200,000	22,391
Ecopetrol S.A.,
7.75%, 2/01/32		8,000	8,215
8.88%, 1/13/33		3,000	3,224

SURA Asset Management S.A., 6.35%, 5/13/32(c)(j)		297,000	314,716
			814,181
Czech Republic – 0.0%(b)
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	1,680,000	79,793
4.50%, 11/11/32	CZK	1,690,000	84,431
4.20%, 12/04/36	CZK	530,000	25,308
			189,532
Ecuador – 0.0%(b)
Ecuador Government International Bond,
6.90%, 7/31/35		11,000	10,021
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(e)		21,000	17,325
			27,346
Egypt – 0.0%(b)
Egypt Government Bond,
24.46%, 10/01/27	EGP	2,060,000	44,950
		Par(a)	Value
Egypt (Continued)
Egypt Government Bond,
24.44%, 8/05/28	EGP	500,000	$11,199
23.38%, 8/26/28	EGP	1,438,000	31,451
			87,600
Finland – 0.0%(b)
Citycon Treasury B.V., 5.38%, 7/08/31	EUR	100,000	113,265
Mehilainen Yhtiot Oy, 5.13%, 6/30/32	EUR	100,000	120,543
			233,808
France – 0.6%
Atos S.E., (Step to 9.73% on 12/18/26), 9.36%, 12/18/29(e)	EUR	93,547	126,217
BNP Paribas S.A.,
(3M CME Term SOFR + 1.39%), 2.87%, 4/19/32(c)(k)		$330,000	301,950
(SOFR + 1.29%), 4.92%, 1/15/34(c)(k)		250,000	248,737
(3M Euribor + 1.05%), 3.74%, 4/20/34(k)	EUR	300,000	357,509

BPCE S.A., (SOFR + 1.31%), 2.28%, 1/20/32(c)(k)		1,200,000	1,068,926
Credit Agricole S.A.,
(SOFR + 1.46%), 5.22%, 5/27/31(c)(k)		800,000	821,756
(SOFR + 1.43%), 5.26%, 1/12/37(c)(k)		250,000	249,909

Electricite de France S.A., (Euribor ICE Swap Rate 5Y + 2.07%), 4.38%, 1/06/31(k)(l)	EUR	100,000	118,817
Goldstory SAS, 6.75%, 2/01/30(j)	EUR	100,000	116,855
IPD 3 B.V., 5.50%, 6/15/31	EUR	100,000	118,369
Kapla Holding SAS, 5.00%, 4/30/31	EUR	100,000	120,493
Loxam SAS, 4.25%, 2/15/31	EUR	100,000	119,328
New Immo Holding S.A., 4.95%, 11/14/30	EUR	100,000	120,639
Paprec Holding S.A., 4.13%, 7/15/30(j)	EUR	100,000	119,526
RCI Banque S.A., (Euribor ICE Swap Rate 5Y + 2.20%), 4.75%, 3/24/37(k)	EUR	100,000	121,769
Renault S.A., 3.88%, 9/30/30	EUR	100,000	119,932
Societe Generale S.A.,
(1Y U.S. Treasury CMT + 1.50%), 5.52%, 1/19/28(c)(k)		400,000	405,134
(SOFR + 1.60%), 5.40%, 4/10/37(c)(k)		250,000	248,810

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
France (Continued)

Sodexo, Inc., 5.80%, 8/15/35(c)		$800,000	$832,543
Worldline S.A., 0.88%, 6/30/27	EUR	100,000	109,010
			5,846,229
Germany – 0.2%
Allianz S.E., (5Y U.S. Treasury CMT + 2.17%), 3.20%, 10/30/27(c)(k)(l)		800,000	762,490
Alstria Office A.G., 5.50%, 3/20/31	EUR	100,000	121,952
APCOA GmbH, 6.00%, 4/15/31	EUR	100,000	120,576
Aroundtown Finance S.a.r.l., (Euribor ICE Swap Rate 5Y + 3.43%), 5.25%, 4/30/31(k)(l)	EUR	100,000	117,474
Gruenenthal GmbH, 4.63%, 11/15/31	EUR	100,000	120,250
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen, (5Y U.S. Treasury CMT + 3.98%), 5.88%, 5/23/42(c)(k)		400,000	418,117
Nidda Healthcare Holding GmbH, (3M Euribor + 3.25%), 5.28%, 10/15/32(d)	EUR	100,000	119,275
Progroup A.G., 5.38%, 4/15/31	EUR	100,000	121,574
Volkswagen International Finance N.V., (Euribor ICE Swap Rate 8Y + 3.49%), 5.99%, 11/15/33(k)(l)	EUR	100,000	125,599
ZF Europe Finance B.V., 7.00%, 6/12/30	EUR	200,000	253,451
			2,280,758
Ghana – 0.0%(b)
Ghana Government International Bond,
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(e)		10,000	9,155
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(c)(e)		16,000	14,588
			23,743
Hong Kong – 0.0%(b)
Link Finance Cayman 2009 (The) Ltd., 4.88%, 2/02/36		200,000	199,012
Melco Resorts Finance Ltd., 5.75%, 7/21/28		200,000	199,980
			398,992
		Par(a)	Value
Hungary – 0.0%(b)
Hungary Government Bond, 7.00%, 10/24/35	HUF	18,440,000	$59,135
Hungary Government International Bond, 4.00%, 7/25/29	EUR	12,000	14,673
MVM Energetika Zrt., 6.50%, 3/13/31		$298,000	315,531
			389,339
India – 0.3%
Biocon Biologics Global PLC, 6.67%, 10/09/29(j)		200,000	203,071
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 6/26/33		376,300	394,132
India Clean Energy Holdings, 4.50%, 4/18/27		400,000	392,614
India Green Power Holdings, 4.00%, 2/22/27		216,650	212,631
IRB Infrastructure Developers Ltd., 7.11%, 3/11/32		400,000	417,735
Muthoot Finance Ltd., 5.75%, 8/04/30		200,000	199,835
ReNew Pvt. Ltd., 5.88%, 3/05/27		400,000	398,938
Vedanta Resources Finance II PLC, 10.88%, 9/17/29		200,000	214,251
			2,433,207
Indonesia – 0.1%
Indonesia Government International Bond,
2.85%, 2/14/30		400,000	378,317
3.05%, 3/12/51		222,000	142,979
Indonesia Treasury Bond,
7.00%, 5/15/27	IDR	1,749,000,000	106,732
8.25%, 6/15/32	IDR	47,000,000	3,124
7.00%, 2/15/33	IDR	359,000,000	22,158
6.63%, 5/15/33	IDR	241,000,000	14,582
6.75%, 7/15/35	IDR	278,000,000	17,010

Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28		200,000	201,152
Minejesa Capital B.V., 5.63%, 8/10/37		200,000	197,540
			1,083,594
Ireland – 0.1%
Flutter Treasury DAC, 6.38%, 4/29/29(c)		320,000	329,902
ION Platform Finance S.a.r.l., 6.50%, 9/30/30	EUR	100,000	109,026
			438,928

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Israel – 0.0%(b)
Energean Israel Finance Ltd., 8.50%, 9/30/33(c)		$16,094	$17,243
Italy – 0.0%(b)
Dolcetto Holdco S.p.A., 5.63%, 7/14/32	EUR	100,000	120,845
Duomo Bidco S.p.A., (3M Euribor + 3.25%), 5.31%, 1/15/32(d)	EUR	100,000	119,045
Multiversity S.p.A., 7.13%, 5/17/31	EUR	100,000	125,060
			364,950
Japan – 0.5%
Dai-ichi Life Insurance (The) Co. Ltd., (5Y U.S. Treasury CMT + 2.52%), 6.20%, 1/16/35(c)(k)(l)		330,000	342,390
Japan Government Thirty Year Bond,
1.40%, 9/20/52	JPY	13,000,000	52,347
2.30%, 12/20/54	JPY	136,250,000	677,124
2.40%, 3/20/55	JPY	84,100,000	427,561
3.20%, 9/20/55	JPY	15,400,000	92,694

Meiji Yasuda Life Insurance Co., (5Y U.S. Treasury CMT + 2.91%), 6.10%, 6/11/55(c)(k)		550,000	566,129
Nippon Life Insurance Co., (5Y U.S. Treasury CMT + 2.65%), 2.75%, 1/21/51(c)(k)		1,190,000	1,072,049
Nissan Motor Co. Ltd., 6.38%, 7/17/33	EUR	100,000	123,038
NTT Finance Corp., 5.50%, 7/16/35(c)		200,000	206,603
Rakuten Group, Inc., 9.75%, 4/15/29		400,000	448,142
SoftBank Corp., 5.33%, 7/09/35(c)(j)		350,000	350,534
SoftBank Group Corp., 5.25%, 10/10/29	EUR	100,000	120,988
Sumitomo Life Insurance Co.,
(5Y U.S. Treasury CMT + 2.65%), 5.88%, 9/10/55(c)(k)		200,000	201,182
(5Y U.S. Treasury CMT + 2.75%), 3.38%, 4/15/81(c)(j)(k)		360,000	335,405

Sumitomo Mitsui Financial Group, Inc., (SOFR + 1.36%), 5.57%, 1/15/47(k)		200,000	199,830
			5,216,016
		Par(a)	Value
Lebanon – 0.0%(b)
Lebanon Government International Bond,
6.25%, 11/04/24(n)		$18,000	$5,266
6.85%, 3/23/27(n)		31,000	9,098
6.65%, 11/03/28(n)		32,000	9,493
			23,857
Luxembourg – 0.1%
Adler Financing S.a.r.l., 8.25%, 12/31/28(i)	EUR	78,532	103,198
Essendi S.A., 5.63%, 5/15/32	EUR	100,000	122,208
Terminal Invest Ltd., 5.63%, 7/09/32		600,000	626,824
Vivion Investments S.a.r.l.,
6.50%, 2/28/29(i)	EUR	100,000	119,059
5.63%, 6/08/30	EUR	100,000	117,040
(Euribor ICE Swap Rate 5Y + 6.16%), 8.13%, 3/08/31(k)(l)	EUR	100,000	112,104
			1,200,433
Macau – 0.0%(b)
SJM International Ltd., 6.50%, 1/15/31(j)		200,000	198,810
Wynn Macau Ltd., 5.63%, 8/26/28		200,000	199,590
			398,400
Mexico – 0.3%
Becle S.A.B. de C.V., 2.50%, 10/14/31(c)		400,000	347,105
Eagle Funding Luxco S.a.r.l., 5.50%, 8/17/30(c)		450,000	457,119
Mexican Bonos,
8.50%, 3/01/29	MXN	2,230,800	129,797
8.50%, 5/31/29	MXN	52,700	3,065
7.50%, 5/26/33	MXN	4,987,600	269,693
8.00%, 2/21/36	MXN	750,000	40,540
Mexico Government International Bond,
2.66%, 5/24/31		568,000	503,305
5.38%, 5/16/40	EUR	100,000	118,075
4.50%, 1/31/50		420,000	316,176
Petroleos Mexicanos,
6.84%, 1/23/30		54,000	55,390
5.95%, 1/28/31		66,000	64,384
6.70%, 2/16/32		10,000	9,984
6.38%, 1/23/45		42,000	34,162

Trust 2401, 7.70%, 1/23/32(c)		293,000	321,670
			2,670,465

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Netherlands – 0.1%
Sunrise FinCo I B.V.,
4.88%, 7/15/31(c)		$590,000	$565,114
4.63%, 5/15/32	EUR	100,000	120,154

VZ Secured Financing B.V., 5.25%, 1/15/33	EUR	100,000	115,219
			800,487
Panama – 0.0%(b)
Panama Government International Bond,
3.88%, 3/17/28		200,000	196,260
4.50%, 4/01/56		247,000	181,422
			377,682
Peru – 0.0%(b)
Peruvian Government International Bond,
7.60%, 8/12/39(c)	PEN	57,000	18,638
7.60%, 8/12/39	PEN	147,000	48,065
3.55%, 3/10/51		180,000	124,524
			191,227
Philippines – 0.2%
Philippine Government Bond,
6.25%, 2/28/29	PHP	3,155,000	55,030
6.38%, 7/27/30	PHP	4,420,000	77,344
6.00%, 8/20/30	PHP	28,710,000	496,371
6.38%, 4/28/35	PHP	11,080,000	194,627
Philippine Government International Bond,
3.00%, 2/01/28(j)		200,000	196,253
3.20%, 7/06/46		267,000	188,765

San Miguel Global Power Holdings Corp., (5Y U.S. Treasury CMT + 7.12%), 8.38%, 10/20/30(k)(l)		200,000	203,155
			1,411,545
Poland – 0.1%
Republic of Poland Government Bond,
5.75%, 4/25/29	PLN	442,000	131,338
4.75%, 7/25/29	PLN	247,000	71,317
5.00%, 1/25/30	PLN	230,000	66,877
5.00%, 10/25/34	PLN	283,000	79,881
5.00%, 10/25/35	PLN	492,000	137,901
			487,314
Romania – 0.0%(b)
Romanian Government International Bond,
5.25%, 5/30/32	EUR	15,000	18,581
5.38%, 6/07/33(c)	EUR	4,000	4,902
		Par(a)	Value
Romania (Continued)
Romanian Government International Bond,
6.13%, 10/07/37(c)	EUR	4,000	$4,938
6.50%, 10/07/45(c)	EUR	3,000	3,715
			32,136
Saudi Arabia – 0.1%
Avilease Capital Ltd., 4.75%, 11/12/30(c)		$200,000	198,578
Greensaif Pipelines Bidco S.a.r.l., 6.10%, 8/23/42(c)		500,000	516,654
			715,232
Singapore – 0.1%
GLP Pte. Ltd., 9.75%, 5/20/28		200,000	204,534
Puma International Financing S.A., 7.75%, 4/25/29		200,000	207,172
United Overseas Bank Ltd., (7Y SGD Swap Rate + 0.94%), 3.00%, 1/21/33(k)(l)	SGD	250,000	197,032
			608,738
South Africa – 0.1%
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	4,763,515	302,664
7.00%, 2/28/31	ZAR	6,086,829	370,255
8.50%, 1/31/37	ZAR	3,791,671	235,722

Republic of South Africa Government International Bond, 7.10%, 11/19/36		200,000	212,297
			1,120,938
Spain – 0.0%(b)
Cellnex Finance Co. S.A., 3.88%, 1/19/36	EUR	100,000	117,280
Grifols S.A., 7.50%, 5/01/30	EUR	100,000	124,412
Telefonica Emisiones S.A., (Euribor ICE Swap Rate 5Y + 1.84%), 4.38%, 1/19/31(k)(l)	EUR	100,000	118,788
			360,480
Sri Lanka – 0.0%(b)
Sri Lanka Government International Bond,
4.00%, 4/15/28		2,920	2,844
(Step to 5.10% on 12/15/27), 3.60%, 6/15/35(e)		12,000	9,840
			12,684

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Sweden – 0.1%
EQT AB, 5.85%, 5/08/35(c)(j)		$320,000	$329,331
Heimstaden Bostad A.B., (Euribor ICE Swap Rate 5Y + 4.19%), 6.25%, 12/04/29(k)(l)	EUR	100,000	125,691
			455,022
Switzerland – 0.1%
Allwyn Entertainment Financing UK PLC, 4.13%, 2/15/31	EUR	100,000	117,422
Argentum Netherlands B.V. for Swiss Re Ltd., (3M USD LIBOR + 3.78%), 5.63%, 8/15/52(k)		330,000	334,239
			451,661
Thailand – 0.1%
Thailand Government Bond,
2.50%, 11/17/29	THB	8,327,000	276,083
2.41%, 3/17/35	THB	2,542,000	84,087
2.98%, 6/17/45	THB	2,300,000	75,164
4.00%, 6/17/55	THB	59,000	2,277
			437,611
Turkey – 0.0%(b)
Turkiye Government Bond,
31.08%, 11/08/28	TRY	638,109	14,688
30.00%, 9/12/29	TRY	732,830	16,637
26.20%, 10/05/33	TRY	760,000	16,425
			47,750
Ukraine – 0.0%(b)
Ukraine Government International Bond,
(Step to 6.00% on 2/01/27), 4.50%, 2/01/29(c)(e)		15,000	11,641
(Step to 6.00% on 2/01/27), 4.50%, 2/01/29(e)		13,000	10,089
(Step to 3.00% on 2/01/27), 28.48%, 2/01/30(c)(e)		1,000	634
(Step to 3.00% on 2/01/27), 21.67%, 2/01/35(c)(e)		2,000	1,131
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(e)		14,000	8,515
		Par(a)	Value
Ukraine (Continued)
Ukraine Government International Bond,
(Step to 3.00% on 2/01/27), 21.31%, 2/01/36(e)		$18,000	$10,133
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(c)(e)		2,000	1,217
			43,360
United Arab Emirates – 0.0%(b)
DAE Funding LLC, 4.95%, 1/15/33(c)(j)		240,000	236,858
DP World Ltd., 6.85%, 7/02/37		100,000	111,148
			348,006
United Kingdom – 0.7%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 5.38%, 5/21/30(j)	EUR	100,000	122,562
Avianca Midco 2 PLC, 9.00%, 12/01/28(c)		13,018	13,262
BAT Capital Corp.,
7.08%, 8/02/43		270,000	303,103
4.54%, 8/15/47		35,000	29,068
4.76%, 9/06/49		87,000	73,631
5.65%, 3/16/52		102,000	96,607

Bellis Acquisition Co. PLC, 8.00%, 7/01/31(j)	EUR	100,000	112,453
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(c)		200,000	198,824
CD&R Firefly Bidco PLC, 8.63%, 4/30/29	GBP	100,000	143,617
ContourGlobal Power Holdings S.A., 5.00%, 2/28/30	EUR	100,000	122,074
Deuce Finco PLC, 7.00%, 11/20/31	GBP	100,000	139,108
Edge Finco PLC, 8.13%, 8/15/31	GBP	100,000	146,458
Fidelis Insurance Holdings Ltd., (5Y U.S. Treasury CMT + 4.28%), 7.75%, 6/15/55(k)		325,000	351,242
Froneri Lux FinCo S.A.R.L., 4.75%, 8/01/32	EUR	100,000	119,632
Garfunkelux Holdco 3 S.A., 9.00%, 9/01/28	EUR	8,753	10,190
Heathrow Finance PLC, 6.63%, 3/01/31	GBP	100,000	139,774

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
United Kingdom (Continued)
HSBC Holdings PLC,
(SOFR + 1.04%), 5.13%, 11/19/28(k)		$537,000	$546,722
(SOFR + 1.29%), 5.13%, 3/03/31(k)		320,000	327,977

Insured Lending 1 Ltd., 6.50%, 2/04/32(c)	EUR	350,000	415,553
Ithaca Energy North Sea PLC, 5.50%, 10/01/31	EUR	100,000	119,880
Nationwide Building Society, (SOFR + 1.65%), 5.54%, 7/14/36(c)(k)		200,000	205,737
NatWest Group PLC, (1Y U.S. Treasury CMT + 1.05%), 5.12%, 5/23/31(k)		800,000	820,658
OEG Finance PLC, 7.25%, 9/27/29	EUR	100,000	124,212
Reynolds American, Inc., 8.13%, 5/01/40		205,000	242,787
Santander UK Group Holdings PLC, (SOFR Index + 1.58%), 5.14%, 9/22/36(k)		200,000	198,367
Standard Chartered PLC,
(1Y U.S. Treasury CMT + 1.15%), 5.01%, 10/15/30(c)(k)		596,000	608,475
(1Y U.S. Treasury CMT + 3.85%), 4.64%, 4/01/31(c)(k)		214,000	215,635

Vmed O2 UK Financing I PLC, 5.63%, 4/15/32	EUR	100,000	117,197
WPP Finance 2013, 3.63%, 6/09/31	EUR	300,000	352,095
			6,416,900
Uruguay – 0.0%(b)
Uruguay Government International Bond,
8.00%, 10/29/35	UYU	720,000	19,437
5.10%, 6/18/50		267,641	249,214
			268,651
Venezuela – 0.0%(b)
Petroleos de Venezuela S.A., 9.75%, 5/17/35(n)		20,000	7,400
Venezuela Government International Bond,
9.25%, 9/15/27(n)		10,000	4,276
11.95%, 8/05/31(n)		33,000	14,441
			26,117
	Par(a)	Value
Vietnam – 0.0%(b)
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29	$144,845	$144,515
Total Foreign Issuer Bonds (Cost $48,109,765)		48,359,345

Mortgage-Backed Securities – 33.7%
Commercial Mortgage-Backed Securities – 1.9%
1301 Trust,
Series 2025-1301, Class A, 5.06%, 8/11/30(c)(g)	10,000	10,158
Series 2025-1301, Class E, 7.24%, 8/11/30(c)(g)	13,000	13,523
Series 2025-1301, Class F, 8.10%, 8/11/30(c)(g)	163,000	167,138

1345T, Series 2025-AOA, Class A, (1M CME Term SOFR + 1.60%, 1.60% Floor), 5.28%, 6/15/42(c)(d)	250,000	250,937
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(c)(g)	740,000	712,592
ACRES Commercial Realty Issuer LLC, Series 2026-FL4, Class B, (1M CME Term SOFR + 1.95%), 5.62%, 8/18/44(c)(d)(f)	200,000	200,088
ACRES LLC, Series 2025-FL3, Class A, (1M CME Term SOFR + 1.62%), 5.29%, 8/18/40(c)(d)	200,000	200,445
Atrium Hotel Portfolio Trust,
Series 2024-ATRM, Class A, 5.41%, 11/10/29(c)(g)	150,000	153,224
Series 2024-ATRM, Class E, 9.21%, 11/10/29(c)(g)	30,000	30,951
Series 2025-ATRM, Class A, (1M CME Term SOFR + 1.65%), 5.33%, 8/15/30(c)(d)	49,000	49,141
Series 2025-ATRM, Class F, (1M CME Term SOFR + 5.50%), 9.18%, 8/15/30(c)(d)	53,000	52,899
Series 2025-ATRM, Class G, (1M CME Term SOFR + 6.75%), 10.43%, 8/15/30(c)(d)	11,000	10,980
BAHA Trust,
Series 2024-MAR, Class C, 7.52%, 12/10/41(c)(g)	430,000	451,699
Series 2024-MAR, Class D, 9.20%, 12/10/41(c)(g)	200,000	213,875

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BANK, Series 2021-BN35, Class C, 2.90%, 6/15/64	$32,000	$27,198
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 4.19%, 4/25/36(c)(d)	160,789	152,310
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 4.46%, 9/25/37(c)(d)	156,107	148,190
BBCMS Mortgage Trust,
Series 2025-C35, Class A5, 5.59%, 7/15/58	58,000	61,131
Series 2025-C35, Class AS, 5.84%, 7/15/58	16,000	16,636
Series 2025-C35, Class D, 4.50%, 7/15/58(c)	25,000	21,044

BDS LLC, Series 2025-FL16, Class B, (1M CME Term SOFR + 1.85%), 5.58%, 7/19/43(c)(d)	150,000	150,319
Benchmark Mortgage Trust,
Series 2019-B9, Class XA, 1.01%, 3/15/52(g)(o)	1,568,949	38,116
Series 2020-B21, Class A5, 1.98%, 12/17/53	16,000	14,193
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.17%, 11/15/29(c)(d)	80,000	80,175
Series 2024-UNIV, Class E, (1M CME Term SOFR + 3.64%, 3.64% Floor), 7.32%, 11/15/29(c)(d)	50,000	50,344
Series 2025-660F, Class A, (1M CME Term SOFR + 1.50%), 5.18%, 11/15/42(c)(d)	100,000	100,344

BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1M CME Term SOFR + 1.85%), 5.53%, 8/15/42(c)(d)	622,000	625,887
BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 5.22%, 11/05/39(c)(g)	110,000	112,231
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/29(c)	70,000	71,582
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BRSP Ltd., Series 2026-FL3, Class B, 5.65%, 8/19/43(c)(f)(g)		$350,000	$350,000
BSPRT Issuer LLC, series 2025-FL12, Class AS, (1M CME Term SOFR + 1.65%), 5.32%, 1/17/43(c)(d)		150,000	150,193
BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, (CORRA Index + 1.90%, 1.90% Floor), 4.18%, 11/15/29(c)(d)	CAD	24,940	18,509
Series 2025-JDI, Class A, (1M CME Term SOFR + 1.40%), 5.08%, 11/15/42(c)(d)		258,330	258,814
Series 2025-SPOT, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 5.12%, 4/15/40(c)(d)		90,664	90,834
BX Trust,
Series 2024-VLT4, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.17%, 6/15/41(c)(d)		100,000	100,125
Series 2025-VLT6, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 5.12%, 3/15/42(c)(d)		512,000	512,640
Series 2025-VOLT, Class A, (1M CME Term SOFR + 1.70%), 5.38%, 12/15/44(c)(d)		400,000	401,872

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(c)(g)		370,000	360,005
CENT, Series 2025-CITY, Class A, 5.09%, 7/10/40(c)(g)		170,000	172,444
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(c)(g)		100,000	96,473
COMM Mortgage Trust,
Series 2024-CBM, Class A2, 5.87%, 12/10/41(c)		110,000	111,684
Series 2025-167G, Class A, 5.50%, 8/10/40(c)		36,000	36,004
Series 2025-167G, Class E, 8.47%, 8/10/40(c)(g)		30,000	29,916
Series 2025-167G, Class F, 9.46%, 8/10/40(c)(g)		18,000	17,951
Series 2025-SBX, Class B, 5.73%, 8/10/41(c)(g)		14,000	14,045

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class E, 6.34%, 2/10/43(c)(f)(g)	$300,000	$300,607
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(c)(g)(o)	13,945,000	108,837
DK Trust,
Series 2025-LXP, Class A, (1M CME Term SOFR + 1.59%), 5.27%, 8/15/37(c)(d)	44,000	44,082
Series 2025-LXP, Class D, (1M CME Term SOFR + 2.89%), 6.57%, 8/15/37(c)(d)	10,000	10,031

Fontainbleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, (1M CME Term SOFR + 5.65%, 5.65% Floor), 9.33%, 12/15/29(c)(d)	100,000	101,325
FS Rialto Issuer LLC,
Series 2024-FL9, Class A, (1M CME Term SOFR + 1.63%, 1.63% Floor), 5.31%, 10/19/39(c)(d)	100,000	100,398
Series 2025-FL10, Class A, (1M CME Term SOFR + 1.39%), 5.06%, 8/19/42(c)(d)	850,000	849,807
Series 2026-FL11, Class A, (1M CME Term SOFR + 1.45%), 5.10%, 1/19/44(c)(d)(f)	198,000	198,082

GGP, Series 2026-TY, Class A, 4.67%, 3/05/43(c)(f)(g)	525,000	525,000
GMAC Commercial Mortgage Asset Corp., Series TR-1, Class A, 7.15%, 8/10/36(c)	142,899	153,617
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class E, 7.43%, 9/10/38(c)(g)	32,000	32,116
HONO Mortgage Trust, Series 2021-LULU, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 4.95%, 10/15/36(c)(d)	210,300	208,197
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2024-IGLG, Class A, 5.17%, 11/09/39(c)(g)	510,000	514,428
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2024-IGLG, Class D, 6.48%, 11/09/39(c)(g)		$140,000	$141,266
Series 2024-IGLG, Class E, 7.25%, 11/09/39(c)(g)		435,000	438,862
Series 2024-IGLG, Class F, 8.22%, 11/09/39(c)(g)		372,000	375,228

JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, (1M CME Term SOFR + 1.62%, 1.62% Floor), 5.30%, 6/15/39(c)(d)		100,000	100,250
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.22%, 12/15/39(c)(d)		97,091	97,091
Lagarino European Loan Conduit No. 40 DAC, (3M Euribor + 3.55%), 5.55%, 6/22/37(d)	EUR	127,447	151,621
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3M Euribor + 2.70%, 2.70% Floor), 4.76%, 8/17/33(d)		191,462	226,889
Last Mile Securities PE DAC, Series 2021-1X, Class D, (3M Euribor + 2.35%, 2.35% Floor), 4.41%, 8/17/31(d)		194,960	231,325
LoanCore Issuer LLC,
Series 2025-CRE9, Class AS, (1M CME Term SOFR + 1.70%), 5.38%, 8/18/42(c)(d)		350,000	350,441
Series 2025-CRE9, Class B, (1M CME Term SOFR + 1.95%), 5.63%, 8/18/42(c)(d)		150,000	150,188

LRECS LLC, Series 2025-CRE1, Class AS, (1M CME Term SOFR + 1.75%), 5.75%, 8/19/43(c)(d)		150,000	150,266
MCR Mortgage Trust, Series 2024-HF1, Class A, (1M CME Term SOFR + 1.79%, 1.79% Floor), 5.47%, 12/15/41(c)(d)		295,988	296,543
MF1 LLC, Series 2026-FL21, Class A, (1M CME Term SOFR + 1.35%), 5.03%, 2/18/41(c)(d)(f)		164,000	164,000

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MILE Trust, Series 2025-STNE, Class B, (1M CME Term SOFR + 1.70%, 1.70% Floor), 5.38%, 7/15/30(c)(d)	$850,000	$851,062
Morgan Stanley Capital I Trust,
Series 2019-L2, Class XA, 0.99%, 3/15/52(g)(o)	2,310,179	58,322
Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.24%, 12/15/38(c)(d)	10,000	9,550

MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(g)(o)	973,947	53,680
NCMF Trust, Series 2025-MFS, Class E, 7.53%, 6/10/33(c)(g)	500,000	507,996
ORL Trust, Series 2024-GLKS, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.17%, 12/15/39(c)(d)	100,000	100,250
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.52%, 8/10/42(c)(g)	21,000	21,597
PFP Ltd., Series 2026-13, Class B, (1M CME Term SOFR + 1.85%), 5.60%, 8/18/43(c)(d)	100,000	100,264
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(c)	100,000	106,308
RWC Commercial Mortgage Trust, Series 2025-1, Class A, 5.01%, 6/25/40(c)	335,755	336,416
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, (1M CME Term SOFR + 1.25%), 4.93%, 8/15/30(c)(d)	48,000	48,120
SELF Commerical Mortgage Trust,
Series 2024-STRG, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.22%, 11/15/34(c)(d)	18,833	18,845
Series 2024-STRG, Class E, (1M CME Term SOFR + 4.19%, 4.19% Floor), 7.87%, 11/15/34(c)(d)	70,000	70,175
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
SELF Commerical Mortgage Trust,
Series 2024-STRG, Class F, (1M CME Term SOFR + 5.19%, 5.19% Floor), 8.87%, 11/15/34(c)(d)		$70,000	$69,937

STWD Ltd., Series 2021-FL2, Class AS, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.24%, 4/18/38(c)(d)		850,000	849,872
Taurus UK DAC, Series 2025-UK2X, Class D, (SONIO/N Index + 3.20%), 7.05%, 2/18/35(d)	GBP	143,977	197,501
THE Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(c)(g)		30,000	32,394
TRTX Issuer Ltd., Series 2025-FL7, Class AS, (1M CME Term SOFR + 1.70%), 5.38%, 6/18/43(c)(d)		250,000	249,999
UK Logistics DAC, Series 2025-1X, Class D, (SONIO/N Index + 4.00%), 7.86%, 5/17/35(d)	GBP	113,425	155,777
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 5.23%, 7/13/44(c)(g)		1,000,000	1,010,131
VEGAS,
Series 2024-GCS, Class C, 6.22%, 7/10/36(c)(g)		140,000	143,167
Series 2024-GCS, Class D, 6.22%, 7/10/36(c)(g)		244,000	246,891
Velocity Commercial Capital Loan Trust,
Series 2024-1, Class A, 6.55%, 1/25/54(c)		54,704	56,099
Series 2024-6, Class M3, 6.92%, 12/25/54(c)(g)		99,181	100,019
			18,323,728
Federal Home Loan Mortgage Corporation – 2.7%
Multiclass Certificates, Series 2024-P015, Class A1, 4.30%, 11/25/32(g)		26,460	26,301

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
3.50%, 1/01/34 - 2/01/48	$249,511	$239,176
2.00%, 9/01/35 - 2/01/52	5,041,912	4,250,414
1.50%, 4/01/36 - 6/01/51	891,065	737,257
3.00%, 9/01/37 - 8/01/52	3,790,069	3,439,565
4.50%, 1/01/49 - 2/01/53	437,302	434,489
4.00%, 6/01/49 - 6/01/52	562,488	545,759
2.50%, 7/01/50 - 4/01/52	3,148,053	2,729,822
5.00%, 6/01/52 - 11/01/53	2,395,672	2,410,772
6.00%, 11/01/52 - 5/01/55	1,552,583	1,604,640
5.50%, 1/01/53 - 1/01/55	1,322,035	1,353,220
6.50%, 9/01/53 - 11/01/53	84,273	88,104
6.00%, 12/01/53 - 11/01/55(f)	124,405	127,992
Real Estate Mortgage Investment Conduits,
Series 5112, Class KI, 3.50%, 6/25/51(o)	324,009	59,923
Series 5468, Class WF, (30D Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 4.80%, 11/25/54(d)	161,713	162,665
Series 5471, Class FM, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.10%, 11/25/54(d)	885,787	895,848
Series 5478, Class FD, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.10%, 2/25/54(d)	89,269	90,282
Series 5482, Class FB, (30D Average SOFR + 1.50%, 1.50% Floor, 6.50% Cap), 5.20%, 12/25/54(d)	150,386	152,350
Series 5499, Class B, 5.50%, 7/25/53	592,424	600,304
Series 5500, Class DF, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.05%, 10/25/54(d)	110,339	111,516
Series 5502, Class EF, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.10%, 2/25/55(d)	87,696	88,704
Series 5503, Class FB, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.05%, 2/25/55(d)	67,175	67,967
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5508, Class FE, (30D Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.30%, 2/25/55(d)	$123,715	$125,543
Series 5508, Class FG, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.10%, 2/25/55(d)	214,649	217,051
Series 5513, Class FD, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.05%, 1/25/55(d)	834,115	843,495
Series 5516, Class FC, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.10%, 3/25/55(d)	1,974,150	1,994,070
Series 5543, Class FH, (30D Average SOFR + 1.50%, 1.50% Floor, 6.50% Cap), 5.20%, 6/25/55(d)	120,294	121,906
Series 5554, Class A, 5.25%, 4/25/53	390,469	395,286
Series 5563, Class FA, (30D Average SOFR + 1.35%), 5.05%, 8/25/55(d)	172,433	174,538
Series 5564, Class CA, 5.00%, 2/25/52	260,759	260,803
Series 5566, Class EA, 5.00%, 11/25/51	688,932	690,090
Series 5571, Class BA, 5.00%, 10/25/51	629,792	630,583
Series 5574, Class FB, (30D Average SOFR + 1.35%), 5.05%, 9/25/55(d)	103,231	104,426
		25,774,861
Federal Home Loan Mortgage Corporation Gold – 0.2%
Pool,
3.00%, 10/01/32 - 12/01/32	338,724	330,609
4.50%, 4/01/47 - 4/01/49	403,729	403,347
5.00%, 11/01/48	22,075	22,530
3.50%, 4/01/49	1,656,466	1,570,639
		2,327,125

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal National Mortgage Association – 10.4%
Pool,
3.00%, 9/01/28 - 7/01/52	$18,681,978	$16,673,418
2.50%, 12/01/33 - 2/01/52	21,985,577	18,959,319
3.50%, 1/01/34 - 1/01/51	755,879	714,404
2.00%, 9/01/35 - 4/01/52	11,483,912	9,638,012
1.50%, 3/01/36 - 3/01/51	3,519,374	2,955,310
4.50%, 11/01/43 - 9/01/53	1,498,264	1,494,969
4.00%, 7/01/44 - 5/01/52	2,671,374	2,592,362
5.00%, 8/01/48 - 6/01/55	7,361,224	7,373,628
5.50%, 11/01/52 - 11/01/55	20,015,021	20,319,790
6.00%, 11/01/52 - 11/01/55	12,579,179	12,902,970
6.50%, 1/01/53 - 7/01/54	1,326,789	1,378,922
6.00%, 1/01/54 - 7/01/55(f)	245,336	251,761
5.69%, 7/01/55	398,804	401,448
Real Estate Mortgage Investment Conduits,
Series 2023-35, Class FC, (30D Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.80%, 8/25/53(d)	173,001	174,121
Series 2023-68, Class FB, (30D Average SOFR + 1.05%, 1.05% Floor, 7.00% Cap), 4.75%, 1/25/54(d)	178,334	179,319
Series 2024-63, Class FH, (30D Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.80%, 9/25/54(d)	128,293	129,125
Series 2024-88, Class FC, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.10%, 12/25/54(d)	103,872	105,015
Series 2024-96, Class FA, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.10%, 12/25/54(d)	179,223	181,273
Series 2025-1, Class FX, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.05%, 2/25/55(d)	137,257	138,780
Series 2025-13, Class FB, (30D Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 5.00%, 3/25/55(d)	157,985	159,537
	Par(a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2025-2, Class FG, (30D Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.15%, 2/25/55(d)	$229,148	$232,147
Series 2025-35, Class FJ, (30D Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.30%, 5/25/55(d)	308,455	312,857
Series 2025-52, Class GA, 5.00%, 1/25/53	615,431	618,718
Series 2025-63, Class DF, (30D Average SOFR + 1.40%), 5.10%, 8/25/55(d)	80,259	81,279
Series 2025-64, Class BA, 5.00%, 5/25/52	352,028	352,048
Series 2025-65, Class BA, 5.00%, 11/25/53	649,718	650,113
Series 2025-68, Class CA, 5.00%, 1/25/53	366,329	366,377
Series 2025-69, Class DA, 5.00%, 10/25/51	846,146	848,844
Series 2025-9, Class FG, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.05%, 3/25/55(d)	66,432	67,153
		100,253,019
Government National Mortgage Association – 1.7%
Pool,
6.50%, 2/01/54(f)	659,000	681,437
2.00%, 2/01/55(f)	1,676,000	1,393,538
3.00%, 2/01/55(f)	827,000	746,574
3.50%, 2/01/55(f)	52,000	47,629
4.00%, 2/01/55(f)	538,000	508,669
4.50%, 2/01/55(f)	1,553,000	1,516,301
5.00%, 2/01/55 - 3/01/55(f)	4,794,000	4,786,751
5.50%, 2/01/55(f)	2,577,000	2,605,148
6.00%, 2/01/55 - 3/01/55(f)	1,500,000	1,529,636
2.50%, 2/01/56(f)	1,050,000	909,317
Series 2021-58, Class IY, 3.00%, 2/20/51(o)	590,390	100,589
Series 2021-67, Class QI, 3.00%, 4/20/51(o)	59,725	10,135
Series 2021-76, Class JI, 3.00%, 8/20/50(o)	61,338	10,390
Series 2021-78, Class IP, 3.00%, 5/20/51(o)	554,919	92,277
Series 2021-83, Class PI, 3.00%, 5/20/51(o)	199,570	33,254
Series 2021-96, Class MI, 3.00%, 6/20/51(o)	107,252	18,215

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Government National Mortgage Association (Continued)
Pool,
Series 2021-97, Class LI, 3.00%, 8/20/50(o)	$712,073	$120,929
Series 2025-1, Class CT, 5.00%, 1/20/55	100,294	100,040
Series 2025-1, Class MT, 5.00%, 1/20/55	241,650	241,612
Series 2025-117, Class NB, 5.25%, 3/20/52	609,868	616,748
Series 2025-126, Class AD, 5.00%, 5/16/65	53,846	53,795
Series 2025-128, Class AG, 4.75%, 7/16/66	80,652	79,168
Series 2025-128, Column AD, 5.00%, 10/16/56	81,524	81,982
Series 2025-129, Class AB, 4.75%, 8/16/54	39,737	39,573
Series 2025-130, Class AL, 4.75%, 10/16/31	39,755	39,576
Series 2025-88, Class AT, 5.00%, 6/16/58	38,940	39,067
Series 2025-9, Class FE, (30D Average SOFR + 1.25%, 1.25% Floor, 6.50% Cap), 4.95%, 1/20/55(d)	66,612	67,118
		16,469,468
Government National Mortgage Association II – 0.9%
Pool,
3.50%, 4/20/45 - 9/20/52	1,838,249	1,712,040
4.00%, 3/20/47 - 12/20/52	862,237	824,916
4.50%, 4/20/47 - 8/20/50	121,718	121,364
3.00%, 4/20/50 - 1/20/52	1,624,458	1,469,777
2.00%, 8/20/50 - 2/20/51	1,715,955	1,428,421
2.50%, 4/20/51 - 1/20/53	2,331,460	2,021,035
5.00%, 11/20/52	1,082,899	1,090,214
		8,667,767
Uniform Mortgage-Backed Securities – 12.4%
Pool,
4.00%, 2/01/40(f)	150,000	147,941
4.50%, 2/01/40 - 2/01/54(f)	7,648,000	7,640,506
1.50%, 2/01/41(f)	125,000	112,797
3.00%, 3/01/52 - 2/01/53(f)	11,810,854	10,464,335
2.00%, 2/01/53(f)	874,000	708,846
2.50%, 2/01/53(f)	1,148,600	974,786
3.50%, 2/01/53 - 3/01/53(f)	32,173,000	29,722,060
5.50%, 2/01/53 - 4/01/54(f)	39,827,652	40,376,582
5.00%, 3/01/53 - 4/01/53(f)	24,020,846	23,976,101
6.00%, 2/01/54(f)	5,095,261	5,217,442
		119,341,396
		Par(a)	Value
Whole Loan – 3.5%
A&D Mortgage Trust,
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(c)		$201,500	$204,148
Series 2026-NQM1, Class A1, 4.91%, 2/25/71(c)(g)		154,992	154,762

ACRA Trust, Series 2024-NQM1, Class A1, (Step to 6.61% on 11/25/28), 5.61%, 10/25/64(c)(e)		134,850	136,009
Anchor Mortgage Trust, Series 2025-RTL1, Class A1, (Step to 6.72% on 11/01/27), 5.72%, 5/25/40(c)(e)		800,000	804,523
Angel Oak Mortgage Trust,
Series 2023-7, Class A1, (Step to 4.77% on 3/25/26), 4.80%, 11/25/67(c)(e)		96,596	96,423
Series 2024-10, Class A1, (Step to 6.35% on 11/25/28), 5.35%, 10/25/69(c)(e)		39,849	40,128
Series 2024-11, Class A1, (Step to 6.70% on 11/25/28), 5.70%, 8/25/69(c)(e)		314,625	318,153
Series 2025-1, Class A1, (Step to 6.69% on 2/25/29), 5.69%, 1/25/70(c)(e)		160,792	162,640
Series 2025-8, Class A1, (Step to 6.41% on 8/25/29), 5.41%, 7/25/70(c)(e)		105,106	106,085

Archwest Mortgage Trust, Series 2025-RTL1, Class A1, (Step to 6.16% on 4/25/28), 5.20%, 10/25/40(c)(e)		350,000	351,408
ATLX Trust, Series 2024-RPL2, Class A1, (Step to 4.04% on 11/25/28), 3.85%, 4/25/63(c)(e)		268,920	263,050
Braccan Mortgage Funding PLC, Series 2024-1, Class X, (SONIO/N Index + 4.34%), 8.20%, 1/15/67(d)	GBP	77,445	106,501
BRAVO, Series 2024-NQM6, Class A3, (Step to 6.71% on 9/25/28), 5.71%, 8/01/64(c)(e)		553,911	557,447

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
BRAVO Residential Funding Trust,
Series 2023-NQM6, Class B1, 8.00%, 9/25/63(c)(g)	$100,000	$100,997
Series 2025-NQM7, Class A2, (Step to 6.66% on 8/25/29), 5.66%, 7/25/65(c)(e)	766,974	775,172
Series 2025-NQM8, Class A2, (Step to 6.29% on 9/25/29), 5.29%, 6/25/65(c)(e)	753,385	757,261

CAFL Issuer L.P., Series 2025-RRTL2, Class A1, (Step to 5.55% on 3/28/26), 5.18%, 11/28/40(c)(e)	200,000	200,781
CAFL Issuer LLC, Series 2024-RTL1, Class A1, (Step to 8.25% on 6/28/27), 6.75%, 11/28/31(c)(e)	100,000	101,319
CHL Mortgage Pass-Through Trust,
Series 2006-17, Class A6, 6.00%, 12/25/36	5,091	2,206
Series 2007-9, Class A1, 5.75%, 7/25/37	24,730	10,950
Series 2007-9, Class A11, 5.75%, 7/25/37	13,512	5,983

CIM Trust, Series 2025-I1, Class M1, 6.44%, 10/25/69(c)	900,000	913,425
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/66(c)	53,784	49,584
Series 2024-6, Class A1, (Step to 6.39% on 11/25/28), 5.39%, 11/25/69(c)(e)	77,006	77,604
Series 2025-11, Class A1, 5.05%, 11/25/70(c)(g)	185,425	186,283
Series 2025-7, Class A1, (Step to 6.47% on 9/25/29), 5.47%, 6/25/70(c)(e)	105,666	106,850
Series 2025-8, Class A1, (Step to 6.48% on 9/25/29), 5.48%, 8/25/70(c)(e)	94,173	95,272
Cross Mortgage Trust,
Series 2023-H2, Class A1A, (Step to 8.14% on 11/25/27), 7.14%, 11/25/68(c)(e)	47,760	48,338
	Par(a)	Value
Whole Loan (Continued)
Cross Mortgage Trust,
Series 2025-H6, Class A2, (Step to 6.54% on 8/25/29), 5.54%, 7/25/70(c)(e)	$373,906	$377,124
Series 2026-NQM1, Class A2, (Step to 5.95% on 2/25/30), 4.95%, 2/25/61(c)(e)(f)	350,000	349,994
CSMC Trust,
Series 2020-SPT1, Class PT, 6.44%, 4/25/65(c)(g)	110,419	111,880
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(c)(g)	111,000	110,637
Series 2022-NQM6, Class PT, 8.85%, 12/25/67(c)(g)	93,131	94,362
Deephaven Residential Mortgage Trust,
Series 2024-1, Class A1, (Step to 6.74% on 11/25/28), 5.74%, 7/25/69(c)(e)	115,979	117,364
Series 2026-INV1, Class A1, 4.80%, 12/25/70(c)(f)(g)	300,624	301,011
EFMT,
Series 2024-NQM1, Class A1A, (Step to 6.71% on 11/25/28), 5.71%, 11/25/69(c)(e)	285,633	288,884
Series 2025-INV1, Class A1, (Step to 6.63% on 3/25/29), 5.63%, 3/25/70(c)(e)	148,247	150,145
Series 2025-INV3, Class A1, (Step to 6.44% on 8/25/29), 5.44%, 7/25/70(c)(e)	110,985	112,310
Series 2026-NQM1, Class A1, 4.77%, 2/25/71(c)(g)	434,078	434,077
Series 2026-NQM1, Class A1LC, (Step to 5.96% on 2/25/30), 4.96%, 2/25/71(c)(e)	165,000	164,999
GCAT Trust,
Series 2025-INV3, Class A5, 6.00%, 8/25/55(c)(g)	354,396	361,919
Series 2025-NQM2, Class A1, (Step to 6.60% on 6/25/29), 5.60%, 4/25/70(c)(e)	1,275,558	1,292,408

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)
GCAT Trust,
Series 2025-NQM2, Class A3, (Step to 7.01% on 6/25/29), 6.01%, 4/25/70(c)(e)		$637,781	$646,260
Series 2025-NQM3, Class A1, (Step to 6.55% on 7/25/29), 5.55%, 5/25/70(c)(e)		1,464,223	1,482,431
Series 2025-NQM4, Class A1, (Step to 6.53% on 8/25/29), 5.53%, 6/25/70(c)(e)		152,799	154,744
Series 2025-NQM4, Class A2, (Step to 6.73% on 8/25/29), 5.73%, 6/25/70(c)(e)		449,408	454,768

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(c)		64,066	60,413
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37		30,524	73,421
Homes Trust,
Series 2024-NQM2, Class A1, (Step to 6.72% on 12/25/28), 5.72%, 10/25/69(c)(e)		81,150	82,112
Series 2025-AFC2, Class A1B, (Step to 6.57% on 7/25/29), 5.57%, 6/25/60(c)(e)		700,276	707,354
Series 2025-NQM2, Class A1, (Step to 6.43% on 5/25/29), 5.43%, 2/25/70(c)(e)		86,130	86,959
Series 2025-NQM4, Class A3, (Step to 6.68% on 8/25/29), 5.68%, 8/25/70(c)(e)		922,920	932,147

Household Capital, Series 2025-1, Class A, (3M Australian BBSW + 1.90%), 5.63%, 7/21/87(d)	AUD	58,248	40,625
Impac Secured Assets Trust, Series 2006-3, Class A1, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.13%, 11/25/36(d)		84,048	77,658
IndyMac INDX Mortgage Loan Trust, Series 2006-AR41, Class A3, (1M CME Term SOFR + 0.47%, 0.36% Floor, 11.00% Cap), 4.15%, 2/25/37(d)		8,504	8,295
		Par(a)	Value
Whole Loan (Continued)
JP Morgan Mortgage Trust,
Series 2024-VIS2, Class B1, 7.72%, 11/25/64(c)(g)		$25,000	$25,465
Series 2025-VIS1, Class M1, 6.41%, 8/25/55(c)(g)		150,000	152,394
Series 2026-NQM1, Class A1LC, (Step to 5.93% on 2/25/30), 4.93%, 6/25/66(c)(e)		85,000	85,132

Jupiter Mortgage No. 1 PLC, Series 1X, Class DR, (SONIO/N Index + 3.00%), 6.74%, 7/20/55(d)	GBP	100,000	138,323
LHOME Mortgage Trust,
Series 2025-RTL3, Class A1, (Step to 6.24% on 2/25/28), 5.24%, 8/25/40(c)(e)		250,000	251,600
Series 2026-RTL1, Class A1, (Step to 5.91% on 8/25/28), 4.91%, 1/25/41(c)(e)(f)		350,000	349,997
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37		562,796	91,544
Series 2007-2, Class A2, 6.25%, 1/25/38		289,476	144,664

MFA Trust, Series 2025-NQM3, Class A1, (Step to 6.26% on 8/25/29), 5.26%, 8/25/70(c)(e)		224,823	226,571
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC2, Class A1, 5.44%, 7/25/70(c)(g)		111,362	112,609
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(c)		182,800	185,594

Mortimer PLC, Series 2025-1, Class X, (SONIO/N Index + 3.87%), 7.78%, 9/22/70(d)	GBP	130,000	178,107
New Residential Mortgage Loan Trust,
Series 2024-NQM1, Class A1, (Step to 6.63% on 1/25/34), 5.64%, 1/25/65(c)(e)		124,803	127,043
Series 2024-NQM1, Class M1, 6.47%, 1/25/65(c)		501,164	517,600

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(c)(g)	$100,000	$102,495
Series 2025-NQM3, Class A1, 5.53%, 5/25/65(c)(g)	654,210	664,171
Series 2025-NQM3, Class A3, (Step to 6.99% on 2/25/29), 5.99%, 5/25/65(c)(e)	654,210	664,139
Series 2025-NQM4, Class A1, 5.35%, 7/25/65(c)(g)	90,336	91,286
NYMT Loan Trust,
Series 2025-CP1, Class A1, 3.75%, 11/25/69(c)(g)	799,008	777,416
Series 2026-INV1, Class A1, 4.77%, 2/25/61(c)(g)	274,000	274,552
Series 2026-INV1, Class A1LC, (Step to 5.95% on 2/25/30), 4.95%, 2/25/61(c)(e)	100,000	100,285
Series 2026-INV1, Class B1, 6.47%, 2/25/61(c)(g)	180,000	180,112
OBX Trust,
Series 2024-NQM18, Class A3, (Step to 6.87% on 12/25/28), 5.87%, 10/25/64(c)(e)	551,674	556,417
Series 2025-NQM10, Class A3, (Step to 6.71% on 6/25/29), 5.71%, 5/25/65(c)(e)	669,425	674,971
Series 2025-NQM13, Class A3, (Step to 6.82% on 8/25/29), 5.82%, 5/25/65(c)(e)	669,774	675,921
Series 2025-NQM3, Class A1, (Step to 6.65% on 3/25/29), 5.65%, 12/01/64(c)(e)	89,893	91,063
PMT Loan Trust,
Series 2025-INV7, Class A7, 6.00%, 6/25/56(c)(g)	683,940	695,882
Series 2025-INV8, Class A7, 6.00%, 7/25/56(c)(g)	800,235	816,345

PRKCM Trust, Series 2023-AFC1, Class B1, 7.44%, 2/25/58(c)(g)	226,000	225,105
	Par(a)	Value
Whole Loan (Continued)

Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, 9/25/55(c)	$234,331	$235,958
PRPM, Series 2025-3, Class A1, (Step to 9.26% on 6/25/28), 6.26%, 5/25/30(c)(e)	709,824	710,553
PRPM LLC,
Series 2025-5, Class A1, (Step to 5.73% on 3/25/26), 5.93%, 7/25/30(c)(e)	762,458	762,662
Series 2025-RCF3, Class A1, (Step to 6.25% on 8/25/29), 5.25%, 7/25/55(c)(e)	415,558	418,923
PRPM Trust,
Series 2024-NQM1, Class B1, 7.48%, 12/25/68(c)(g)	100,000	101,149
Series 2025-NQM1, Class A1, (Step to 6.80% on 3/25/29), 5.80%, 11/25/69(c)(e)	77,095	77,944
Series 2025-NQM3, Class A1, 5.61%, 5/25/70(c)(g)	104,889	105,965

RFMSI Trust, Series 006-SA4, Class 2A1, 5.54%, 11/25/36(g)	17,372	14,674
Saluds Grade Alternative Mortgage Trust, Series 2025-RRTL1, Class A1, (Step to 6.32% on 5/25/28), 5.32%, 10/25/40(c)(e)	450,000	450,453
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1, 5.14%, 11/25/65(c)(g)	96,458	96,990
Sequoia Mortgage Trust,
Series 2025-5, Class A5, 5.50%, 6/25/55(c)(g)	733,822	737,632
Series 2025-6, Class A11, 5.50%, 8/25/31(c)(g)(l)	551,089	553,479

SG Residential Mortgage Trust, Series 2025-1, Class ALCF, 5.23%, 12/25/65(c)	250,000	251,833
Towd Point Mortgage Trust, Series 2025-1, Class A1B, 4.75%, 6/25/65(c)(g)	902,236	905,410
Verus Securitization Trust,
Series 2021-8, Class A1, 1.82%, 11/25/66(c)(g)	54,406	50,824

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
Verus Securitization Trust,
Series 2023-2, Class B1, 7.47%, 3/25/68(c)(g)	$100,000	$99,899
Series 2025-5, Class A1, (Step to 6.43% on 7/25/29), 5.43%, 6/25/70(c)(e)	105,625	106,735
Series 2025-5, Class A2, (Step to 6.58% on 7/25/29), 5.58%, 6/25/70(c)(e)	692,625	698,838
Series 2025-5, Class A3, (Step to 6.68% on 7/25/29), 5.68%, 6/25/70(c)(e)	692,625	698,398
Series 2025-6, Class A1, (Step to 6.42% on 8/25/29), 5.42%, 7/25/70(c)(e)	250,474	253,226
Series 2025-7, Class A3, 5.54%, 8/25/70(c)(g)	955,652	962,113

Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 4/25/65(c)(g)	142,800	138,964
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.76%, 2/25/38(c)(g)(o)	158,800	34,418
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 4.55%, 10/25/46(d)	216,732	192,294
		33,643,740
Total Mortgage-Backed Securities (Cost $326,768,558)		324,801,104

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	160,000	181,917
California State Taxable GO Unlimited Refunding Bonds, Prerefunded, 4.60%, 4/01/28(p)	325,000	330,442
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	75,393
7.55%, 4/01/39	40,000	48,088
	Par(a)	Value
California (Continued)

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	$45,000	$48,686
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(q)	25,000	20,714
		705,240
Georgia – 0.0%(b)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	38,000	41,042
Idaho – 0.1%
Idaho State Housing & Finance Association SFM Taxable Revenue Bond, Series D (GNMA, FNMA, FHLMC Insured), 6.01%, 7/01/45	850,000	866,902
Illinois – 0.0%(b)
Illinois State Taxable Pension GO Unlimited Bonds, 5.10%, 6/01/33	261,765	267,933
Louisiana – 0.0%(b)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp., Project, 4.15%, 2/01/33	70,000	69,848
New Jersey – 0.0%(b)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	125,814
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	70,000	75,778

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
New York (Continued)
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	$30,000	$30,339
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	95,000	97,820
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	30,201
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	69,163
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	85,000	79,066
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	56,025
		438,392
Ohio – 0.0%(b)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	93,893
Texas – 0.0%(b)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	76,886
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	89,044	91,009
		167,895
Total Municipal Bonds (Cost $2,995,238)		2,776,959

	Number of Shares	Value
Preferred Stocks – 0.0%(b)
Electric Utilities – 0.0%(b)
NextEra Energy Capital Holdings, Inc., 6.50%	500	$12,810
Total Preferred Stocks (Cost $10,650)		12,810

	Par(a)
Term Loans – 1.3%(d)
Asset Management – 0.3%
BlackRock Secondaries & Liquidity Solutions - C L.P., Project ONYX II, (3M USD CME SOFR + 2.60%), 6.16%, 6/15/30	$900,000	900,000
Blue Owl GP Stake, 5.45%, 10/30/32	350,000	346,618
Ceamer Finance IV LLC, (6M USD CME Term SOFR + 2.50%), 6.13%, 12/15/40	250,000	250,000
HarbourVest Structured Solutions IV Term Loan, 9/20/26(r)	378,299	378,299
MG Azalea L.P., Term Loan, (1M USD CME Term SOFR + 2.10%), 6.45%, 6/24/32	1,197,112	1,197,112
		3,072,029
Commercial Support Services – 0.1%
Aramark Intermediate HoldCo Corp., U.S. Term B-10 Loan, (1M USD CME Term SOFR + 1.75%), 5.42%, 6/22/30	596,834	597,431
Consumer Cyclical – 0.1%
Burlington Coat Factory Warehouse Corp., Term B-7 Loan, (1M USD CME Term SOFR + 1.75%), 5.42%, 9/24/31	793,970	793,970
Electric Utilities – 0.1%
NRG Energy, Inc., 2024 New Term Loan, (1M USD CME Term SOFR + 1.75%), 5.52%, 4/16/31	746,202	746,576
Engineering & Construction – 0.0%(b)
Dycom Industries, Inc., Senior Secured Term Loan B, 1/20/33(r)	300,000	300,564

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Gas & Water Utilities – 0.1%
Meade Pipeline Co. LLC, Initial Loan, (3M USD CME Term SOFR + 2.00%), 5.69%, 9/22/32		$900,000	$900,567
Industrial Support Services – 0.0%(b)
Herc Holdings, Inc., Amendment No. 1 Term Loan, (1M USD CME Term SOFR + 1.75%), 5.42%, 6/02/32		400,000	400,168
Leisure Facilities & Services – 0.2%
DraftKings, Inc., Term Loan B, (1M USD CME Term SOFR + 1.75%), 5.42%, 3/04/32		497,815	497,815
Entain PLC, Facility B-5, (3M USD CME Term SOFR + 2.25%), 5.92%, 7/31/32		324,188	323,377
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, (3M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.42%, 11/30/30		89,316	89,093
Flutter Entertainment PLC, Third Incremental Term B Loan, (3M USD CME Term SOFR + 2.00%, 0.50% Floor), 5.67%, 6/04/32		447,750	445,883
PCI Gaming Authority Term B Facility Loan, (1M USD CME Term SOFR + 2.00%), 5.67%, 7/18/31		124,432	124,024
			1,480,192
Machinery – 0.0%(b)
Crane Holdings Co., New Term Loan B, (1M USD Euribor + 2.75%), 4.69%, 12/10/32	EUR	260,768	311,290
Metals & Mining – 0.1%
Novelis Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 1.75%), 5.42%, 3/11/32		895,489	895,113
Oil & Gas Supply Chain – 0.1%
Colossus AcquireCo LLC, Initial Term Loan, (3M USD SOFR + 1.75%), 5.41%, 7/30/32		798,000	794,672
Software – 0.0%(b)
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.43%, 9/29/28		22,617	21,750
		Par(a)	Value
Specialty Finance – 0.1%
IMC Financing LLC, Term Loan, (1M USD CME Term SOFR + 3.00%), 6.67%, 6/18/32(h)		$298,500	$299,246
Midcap Funding XLVI Trust Loan, (1M USD CME Term SOFR + 2.50%, 1.00% Floor), 6.19%, 4/23/27		250,000	244,063
			543,309
Technology Hardware – 0.1%
Crane Next Co., Second Initial Term B Loan, 12/10/32(r)	EUR	739,232	882,452
Transportation & Logistics – 0.0%(b)
Air Canada Term Loan, (3M USD CME Term SOFR + 1.75%), 5.42%, 3/21/31		100,000	99,875
Transportation Equipment – 0.0%(b)
Allison Transmission, Inc., 2026 Term Loan, (1M USD CME Term SOFR + 1.75%), 5.42%, 1/02/33		400,000	400,800
Total Term Loans (Cost $12,207,464)			12,240,758

U.S. Government Obligations – 13.4%
U.S. Treasury Bonds – 5.4%
4.25%, 5/15/39		64,000	62,465
4.38%, 11/15/39		18,814,000	18,477,406
1.13%, 5/15/40		1,173,000	741,144
1.13%, 8/15/40		1,173,000	733,721
4.25%, 11/15/40		1,012,700	972,944
1.38%, 11/15/40		1,173,000	758,784
1.88%, 2/15/41		1,663,700	1,158,221
3.75%, 8/15/41		1,029,000	924,050
1.75%, 8/15/41		13,080,000	8,796,811
3.88%, 2/15/43		652,500	584,982
3.63%, 8/15/43		1,009,600	869,163
3.75%, 11/15/43		1,009,600	882,177
4.13%, 8/15/44		325,700	297,837
4.63%, 11/15/44		388,000	378,573
2.50%, 2/15/45		2,508,200	1,771,416
2.75%, 11/15/47		2,328,600	1,653,397
3.00%, 2/15/48		1,233,000	914,636
2.25%, 8/15/49		1,230,000	768,606
1.38%, 8/15/50		389,000	190,777
1.63%, 11/15/50		251,800	131,713
2.38%, 5/15/51(j)		391,300	245,663
2.00%, 8/15/51		389,000	222,125
1.88%, 11/15/51		1,164,000	640,928
2.25%, 2/15/52		1,286,200	777,196

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Bonds (Continued)
3.00%, 8/15/52	$26,000	$18,537
3.63%, 2/15/53	41,000	33,032
3.63%, 5/15/53	35,500	28,576
4.63%, 2/15/55	19,000	18,201
4.75%, 5/15/55	223,000	218,017
4.63%, 11/15/55(j)	174,000	166,768
2.38%, 2/15/55(j)(s)	1,350,000	1,313,525
0.00%, 5/15/45(s)(t)	8,000,000	3,088,029
0.00%, 5/15/55(t)	18,250,000	4,284,370
		52,123,790
U.S. Treasury Notes – 8.0%
1.25%, 4/15/28	1,280,000	1,389,927
2.13%, 4/15/29	2,870,000	3,100,653
1.63%, 10/15/29	3,420,000	3,593,412
1.63%, 4/15/30	3,803,000	3,930,242
1.38%, 7/15/33	260,000	272,886
2.13%, 1/15/35	8,180,000	8,606,244
1.88%, 7/15/35(j)	4,965,000	5,027,239
1.88%, 2/28/27	4,000	3,930
4.25%, 3/15/27	1,032,700	1,040,486
3.75%, 4/30/27	111,000	111,286
0.50%, 5/31/27	688,000	661,233
3.25%, 6/30/27	4,439,000	4,422,007
4.38%, 7/15/27	24,000	24,283
2.25%, 8/15/27	1,202,400	1,179,573
3.13%, 8/31/27	6,000	5,963
3.38%, 9/15/27	100,000	99,746
0.38%, 9/30/27	970,000	921,159
4.13%, 9/30/27	1,104,000	1,114,393
4.13%, 10/31/27	1,096,600	1,107,266
0.63%, 11/30/27	12,000	11,389
3.88%, 11/30/27	1,275,500	1,283,023
4.00%, 2/29/28	14,000	14,125
1.25%, 3/31/28	1,046,700	996,941
3.50%, 4/30/28	61,000	60,919
1.25%, 5/31/28	1,210,800	1,148,747
1.13%, 8/31/28	1,195,200	1,123,535
4.38%, 8/31/28	1,223,100	1,246,654
1.25%, 9/30/28	1,168,700	1,099,902
1.38%, 12/31/28	4,000	3,756
3.75%, 12/31/28	1,174,700	1,179,380
3.50%, 1/15/29(j)	293,000	292,153
2.38%, 3/31/29	697,500	671,507
3.25%, 6/30/29	1,253,600	1,237,391
4.25%, 6/30/29	2,000	2,038
4.00%, 2/28/30	1,408,000	1,422,245
3.75%, 5/31/30	1,046,000	1,045,796
4.00%, 5/31/30	8,650,000	8,735,486
3.88%, 6/30/30	31,000	31,147
4.00%, 7/31/30	175,000	176,702
	Par(a)	Value
U.S. Treasury Notes (Continued)
4.88%, 10/31/30	$844,300	$883,910
3.75%, 12/31/30(j)	13,000	12,968
3.63%, 12/31/30(j)	6,000,000	5,952,656
4.25%, 6/30/31	1,278,500	1,302,572
3.63%, 9/30/31	1,068,200	1,053,637
4.13%, 11/30/31	13,000	13,142
4.50%, 12/31/31	487,100	501,922
4.13%, 2/29/32	29,000	29,282
4.00%, 4/30/32	1,500,000	1,503,340
2.88%, 5/15/32	43,600	40,969
4.13%, 5/31/32	1,250,000	1,260,693
4.00%, 6/30/32	118,000	118,171
4.00%, 7/31/32	54,000	54,049
3.75%, 10/31/32	31,000	30,518
3.75%, 11/30/32	6,000	5,903
3.88%, 12/31/32(j)	43,000	42,617
4.00%, 2/15/34	1,061,800	1,053,007
3.88%, 8/15/34	16,000	15,668
4.63%, 2/15/35	149,000	153,691
4.25%, 5/15/35	729,000	730,595
4.00%, 11/15/35	3,905,000	3,825,070
		76,979,144
Total U.S. Government Obligations (Cost $130,508,219)		129,102,934

	Number of Shares
Investment Companies – 33.9%
BlackRock Allocation Target Shares - BATS, Series A	5,928,904	56,858,191
iShares U.S. Treasury Bond ETF(u)	10,701,492	246,508,868
Vanguard Total International Bond ETF	478,796	23,255,122
Total Investment Companies (Cost $326,108,026)		326,622,181

	Par(a)/Number of Shares
Short-Term Investments – 3.8%
Corporate Bonds – 0.2%
Diamondback Energy, Inc., 3.25%, 12/01/26	$990,000	984,336
EQT Corp., 3.13%, 5/15/26(c)	268,000	267,149

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
Paramount Global, 3.70%, 10/04/26		$84,000	$82,693
Vistra Operations Co. LLC, 5.05%, 12/30/26(c)		135,000	136,214
			1,470,392
Foreign Issuer Bonds – 0.1%
Brazil Letras do Tesouro Nacional,
0.00%, 4/01/26(t)	BRL	1,507,000	280,180

0.00%, 7/01/26(t)		349,000	62,853

Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27		1,119,000	206,938
Diamond II Ltd., 7.95%, 7/28/26		450,000	449,990
Grand City Properties S.A., (2.18% - 5Y EUR Swap Rate), 1.50%, 3/09/26(k)(l)	EUR	100,000	117,963
Mexican Bonos, 7.00%, 9/03/26	MXN	4,043,300	231,148
Petroleos de Venezuela S.A., 6.00%, 11/15/26(n)		18,000	5,400
			1,354,472
Money Market Funds – 2.0%
Northern Institutional Funds - Liquid Assets Portfolio, 3.81%(v)(w)		8,782,508	8,782,508
Northern Institutional Funds - Treasury Portfolio (Premier), 3.54%(v)		10,690,387	10,690,387
			19,472,895
Mortgage-Backed Securities – 0.2%
Petroleos Mexicanos, 7.50%, 3/20/26(c)		422,000	422,322
Station Place Securitization Trust, Series 2025-SP2, Class A1, (1M CME Term SOFR + 1.15%), 4.82%, 9/25/26(c)(d)		1,750,000	1,750,000
			2,172,322
U.S. Government Obligations – 1.3%
U.S. Treasury Notes,
4.63%, 3/15/26		2,108,000	2,109,762
0.63%, 7/31/26(j)		1,589,100	1,565,760
4.63%, 10/15/26		53,000	53,359
2.00%, 11/15/26		1,185,800	1,171,181
4.25%, 11/30/26		4,778,000	4,803,159
4.38%, 12/15/26		1,752,700	1,764,451
	Par(a)/Number of Shares	Value
U.S. Government Obligations (Continued)
U.S. Treasury Notes,
4.25%, 12/31/26	$156,000	$156,940
4.00%, 1/15/27(j)	1,032,700	1,036,928
		12,661,540
Total Short-Term Investments (Cost $37,051,027)		37,131,621

Number of Contracts		Notional Amount
Purchased Options – 0.0%(b)
Call Options - Exchange Traded – 0.0%(b)
3-Month SOFR Future, Strike Price USD 97.50, Expires 9/11/26	218	$52,731,475	17,712
3-Month SOFR Future, Strike Price USD 97.50, Expires 3/12/27	156	37,759,800	35,100
U.S. Treasury Long Bond Future, Strike Price USD 116.00, Expires 2/20/26	1	115,125	512
U.S. Treasury Long Bond Future, Strike Price USD 117.00, Expires 2/20/26	1	115,125	344
			53,668
Call Options - Over the Counter – 0.0%(b)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.45, Expires 4/27/26, Counterparty: UBS	2	146,000	2,657
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.55, Expires 2/06/26, Counterparty: Barclays	4	114,079	38
Chilean Peso vs. U.S. Dollar, Strike Price CLP 910.00, Expires 4/13/26, Counterparty: HSBC	2	54,000	436
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,920.00, Expires 5/27/26, Counterparty: UBS	3	121,252	2,580
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,920.00, Expires 5/27/26, Counterparty: Morgan Stanley	1	2,100	45
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.69, Expires 7/06/26, Counterparty: Goldman Sachs	3	138,322 (x)	3,280

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
U.S. Dollar vs. British Pound, Strike Price USD 1.35, Expires 2/13/26, Counterparty: JPMorgan Chase	1	$27,000 (y)	$671
U.S. Dollar vs. Euro, Strike Price USD 1.18, Expires 2/10/26, Counterparty: HSBC	2	153,333 (z)	1,973
U.S. Dollar vs. Euro, Strike Price USD 1.19, Expires 2/10/26, Counterparty: JPMorgan Chase	2	116,000 (z)	746
U.S. Dollar vs. Euro, Strike Price USD 1.20, Expires 2/25/26, Counterparty: Citibank	2	91,000 (z)	406
U.S. Dollar vs. Euro, Strike Price USD 1.22, Expires 2/26/26, Counterparty: HSBC	1	252,000 (z)	453
U.S. Dollar vs. Thai Baht, Strike Price THB 31.30, Expires 3/19/26, Counterparty: HSBC	2	72,000	1,150
U.S. Dollar vs. Thai Baht, Strike Price THB 32.00, Expires 3/12/26, Counterparty: JPMorgan Chase	2	73,000	424
U.S. Dollar vs. Thai Baht, Strike Price THB 32.70, Expires 3/12/26, Counterparty: Standard Chartered Bank	2	146,000	277
			15,136
Call Swaptions - Over the Counter – 0.0%(b)
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2030, Strike Price EUR 262.50, Expires 2/18/26, Counterparty: Morgan Stanley	1	153,000 (z)	316
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2030, Strike Price EUR 262.50, Expires 3/18/26, Counterparty: Morgan Stanley	1	152,000 (z)	826
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (Annually); Receive 3.35% (Annually): Interest Rate Swap Maturing 9/23/2031, Strike Price USD 3.35, Expires 9/21/26, Counterparty: Barclays	1	$10,000,000	$61,485
Pay 1-Day USD SOFR (Annually); Receive 3.55% (Annually): Interest Rate Swap Maturing 5/04/2056, Strike Price USD 3.55, Expires 4/30/26, Counterparty: Bank of America	1	2,972,000	2,911
Pay 1-Day USD SOFR (Annually); Receive 3.57% (Annually): Interest Rate Swap Maturing 2/09/2036, Strike Price USD 3.57, Expires 2/05/26, Counterparty: Deutsche Bank	1	593,780	—
Pay 1-Day USD SOFR (Annually); Receive 3.77% (Annually): Interest Rate Swap Maturing 2/09/2056, Strike Price USD 3.77, Expires 2/05/26, Counterparty: Deutsche Bank	1	395,400	—
Pay 1-Day USD SOFR (At Maturity); Receive 3.00% (At Maturity): Interest Rate Swap Maturing 6/10/2027, Strike Price USD 3.00, Expires 6/08/26, Counterparty: Goldman Sachs	1	14,715,375	7,261
			72,799
Put Options - Over the Counter – 0.0%(b)
Czech Koruna vs. Euro, Strike Price CZK 23.85, Expires 2/05/26, Counterparty: Bank of America	4	6,548 (z)	4
Czech Koruna vs. U.S. Dollar, Strike Price CZK 20.00, Expires 2/05/26, Counterparty: Bank of America	4	5,708	95
Hungarian Forint vs. Euro, Strike Price HUF 375.00, Expires 7/21/26, Counterparty: Barclays	2	12,000 (z)	1,322

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Indian Rupee vs. U.S. Dollar, Strike Price INR 88.15, Expires 2/27/26, Counterparty: Bank of America	4	$11,238	$52
Indian Rupee vs. U.S. Dollar, Strike Price INR 92.40, Expires 1/08/27, Counterparty: HSBC	2	180,000	1,843
Japanese Yen vs. U.S. Dollar, Strike Price JPY 159.00, Expires 4/16/26, Counterparty: BNP Paribas	1	253,000	220
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,400.00, Expires 4/03/26, Counterparty: BNP Paribas	1	3,000	517
Turkish Lira vs. U.S. Dollar, Strike Price TRY 45.25, Expires 3/25/26, Counterparty: Goldman Sachs	2	45,000	722
Turkish Lira vs. U.S. Dollar, Strike Price TRY 45.25, Expires 3/25/26, Counterparty: Bank of America	2	45,000	722
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.69, Expires 2/26/26, Counterparty: Barclays	2	207,000 (x)	1,088
U.S. Dollar vs. British Pound, Strike Price USD 1.36, Expires 2/25/26, Counterparty: Citibank	2	133,000 (y)	696
U.S. Dollar vs. British Pound, Strike Price USD 1.37, Expires 2/26/26, Counterparty: Societe General	2	40,000 (y)	364
			7,645
Total Purchased Options (Premiums Paid $354,852)			149,248

Total Long Positions – 115.1% (Cost $1,110,246,145)	1,109,504,284

	Par(a)	Value
Short Positions – (3.9)%(aa)
Mortgage-Backed Securities – (3.9)%
Uniform Mortgage-Backed Securities – (3.9)%
Pool,
3.00%, 2/01/40(f)	(159,000)	(152,682)
	Par(a)	Value
Uniform Mortgage-Backed Securities (Continued)
Pool,
2.00%, 2/01/41(f)	$(544,000)	$(502,429)
2.50%, 2/01/41(f)	(6,000)	(5,665)
3.50%, 2/01/41(f)	(32,000)	(31,018)
4.00%, 2/01/53(f)	(2,287,000)	(2,183,926)
5.00%, 2/01/53 - 3/01/53(f)	(27,030,000)	(27,008,937)
6.50%, 2/01/54 - 3/01/55(f)	(7,209,000)	(7,465,961)
(37,350,618)
Total Mortgage-Backed Securities (Proceeds $37,403,783)		(37,350,618)
Total Short Positions – (3.9)% (Proceeds $37,403,783)		(37,350,618)
Total Written Options – (0.1)% (Premiums Received $1,163,209)		(864,814)
Liabilities less Other Assets – (11.1)%(ab)		(106,955,314)
NET ASSETS – 100.0%		$964,333,538
Percentages shown are based on Net Assets.

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund

(a)	Par value is in USD unless otherwise indicated.
(b)	Amount rounds to less than 0.05%.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total value of $184,886,742 or 19.17% of net assets.

(d)	Variable or floating rate security. Rate as of January 31, 2026 is disclosed.
(e)	Step coupon bond. Rate as of January 31, 2026 is disclosed.
(f)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2026.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2026 is disclosed.

(h)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At January 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $1,974,521 or 0.20% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Evercore, Inc., 5.47%, 7/24/32	6/26/2025	$800,000
IMC Financing LLC, Term Loan, 6.67%, 6/18/32	6/02/2025	297,008
Vantage Data Centers LLC, 5.13%, 8/15/55	8/07/2025	850,000

(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	Security either partially or fully on loan. As of January 31, 2026, the total value of securities on loan is $21,733,694.
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2026 is disclosed.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	Investment is valued using significant unobservable inputs (Level 3).
(n)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(o)	Security is an Interest Only Strip.
(p)	Maturity date represents the prerefunded date.
(q)	Century bond maturing in 2112.
(r)	Position is unsettled. Contract rate was not determined at January 31, 2026 and does not take effect until settlement date.
(s)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(t)	Zero coupon bond.
(u)
Fair value of this security exceeds 25% of the Fund’s Net Assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(v)	7-day current yield as of January 31, 2026 is disclosed.
(w)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2026, total cash collateral has a value of $8,782,508 and total non-cash collateral has a value of $13,505,448.
(x)	The notional amount is AUD.
(y)	The notional amount is GBP.
(z)	The notional amount is EUR.
(aa)	Securities sold short are not owned by the Fund.
(ab)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
12MTA	12 Month Treasury Average
30D	30 Day
ABS	Asset-Backed Security
AUD	Australian Dollar
BATS	Better Alternative Trading System

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
BBSW	Bank Bill Swap Rate
BRL	Brazilian Real
BUBOR	Budapest Interbank Offered Rate
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CETIP	Câmara de Custódia e Liquidação
CLICP	Sinacofi Chile Interbank Rate
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
CNRR	China Fixing Repo Rate
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average
CZK	Czech Republic Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
GO	Government Obligation
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
INR	Indian Rupee
JIBAR	Johannesburg Interbank Average Rate
JPY	Japanese Yen
KLIBOR	Kuala Lumpur Interbank Offered Rate
KRW	South Korean Won
KSDA	Korea Securities Dealers Association
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MIBOR	Mumbai Interbank Offered Rate
MXN	Mexican Peso
PEN	Peruvian Nuevo Sole
PHP	Philippine Peso
PLC	Public Limited Company
PLN	Polish Zloty
PRBOR	Prague Interbank Offered Rate
SFM	Single Family Mortgage
SGD	Singapore Dollar
SOFR	United States Secured Overnight Financing Rate
TAIBOR	Taipei Interbank Offered Rate
THB	Thai Baht
TIIE	Tasa de Interés Interbancaria de Equilibrio
TONAR	Tokyo Overnight Average Rate
TRB	Tax Revenue Bonds
TRY	Turkish Lira

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
TWD	Taiwan Dollar
USD	United States Dollar
UYU	Uruguay Peso
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Futures Contracts outstanding at January 31, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	3	3/06/2026	EUR	455,779	$2,535
10-Year Australian Treasury Bond	22	3/16/2026	AUD	1,672,174	(6,931)
3-Year Australian Treasury Bond	54	3/16/2026	AUD	3,940,040	(10,482)
U.S. Treasury Long Bond	15	3/20/2026	USD	1,726,875	(1,656)
Ultra 10-Year U.S. Treasury Note	27	3/20/2026	USD	3,082,219	1,474
Ultra U.S. Treasury Bond	61	3/20/2026	USD	7,163,687	(78,080)
2-Year U.S. Treasury Note	125	3/31/2026	USD	26,061,523	(17,827)
5-Year U.S. Treasury Note	317	3/31/2026	USD	34,530,711	(123,395)
CME 3-Month SOFR	7	9/15/2026	USD	1,690,063	(1,575)
CME 3-Month SOFR	214	3/16/2027	USD	51,801,375	(11,675)
CME 3-Month SOFR	19	3/14/2028	USD	4,593,012	12
CME 3-Month SOFR	19	3/21/2029	USD	4,581,850	(685)
Total Long Contracts					$(248,285)
Short Contracts
30-Year Euro-Buxl	(1)	3/06/2026	EUR	130,246	$2,279
Euro-Bobl	(3)	3/06/2026	EUR	414,671	(1,943)
10-Year U.S. Treasury Note	(1)	3/20/2026	USD	111,828	16
Total Short Contracts					$352
					$(247,933)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

3/18/26	Brazilian Reals	3,844,546	U.S. Dollars	691,714	Goldman Sachs	$31,121
3/18/26	South African Rand	8,896,264	U.S. Dollars	518,786	Citibank	30,051
3/18/26	Mexican Pesos	9,559,255	U.S. Dollars	518,786	Goldman Sachs	25,897
2/03/26	Brazilian Reals	1,514,097	U.S. Dollars	269,235	Citibank	18,284
2/25/26	Malaysian Ringgit	2,128,936	U.S. Dollars	525,291	Barclays	15,175
8/18/26	Mexican Pesos	3,987,709	U.S. Dollars	211,767	Morgan Stanley	12,048

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
2/25/26	Mexican Pesos	7,103,812	U.S. Dollars	394,624	Bank of America	$11,007
2/25/26	Polish Zloty	1,561,962	U.S. Dollars	432,814	HSBC	6,773
2/25/26	Chilean Pesos	186,605,466	U.S. Dollars	207,866	Goldman Sachs	5,636
3/03/26	U.S. Dollars	426,859	Brazilian Reals	2,232,600	Citibank	5,419
3/18/26	Brazilian Reals	764,072	U.S. Dollars	138,286	Bank of America	5,371
2/03/26	U.S. Dollars	408,396	Brazilian Reals	2,122,842	Citibank	5,279
2/03/26	Brazilian Reals	558,344	U.S. Dollars	101,159	Barclays	4,868
3/18/26	South African Rand	1,718,978	U.S. Dollars	101,214	Bank of America	4,835
2/25/26	South African Rand	4,246,450	U.S. Dollars	258,057	RBS	4,366
2/25/26	Hungarian Forints	45,422,260	U.S. Dollars	136,655	HSBC	4,253
2/25/26	Mexican Pesos	2,502,047	U.S. Dollars	139,000	Morgan Stanley	3,868
3/18/26	Mexican Pesos	1,841,730	U.S. Dollars	101,214	Bank of America	3,727
2/25/26	Czech Koruna	5,313,502	U.S. Dollars	255,412	RBS	3,425
12/16/26	U.S. Dollars	867,224	Hong Kong Dollars	6,700,000	Citibank	3,108
2/03/26	Brazilian Reals	602,025	U.S. Dollars	111,400	Goldman Sachs	2,922
3/18/26	U.S. Dollars	1,263,957	Japanese Yen	194,436,472	Toronto-Dominion Bank	2,778
4/27/26	U.S. Dollars	368,273	Thai Baht	11,434,490	JPMorgan Chase	2,710
2/25/26	Australian Dollars	104,649	U.S. Dollars	70,200	HSBC	2,670
2/25/26	Colombian Pesos	484,359,756	U.S. Dollars	128,107	Morgan Stanley	2,323
2/25/26	Euro	134,500	U.S. Dollars	157,352	BNP Paribas	2,254
3/18/26	Japanese Yen	125,539,000	U.S. Dollars	812,147	Morgan Stanley	2,141
3/18/26	Malaysian Ringgit	249,850	U.S. Dollars	61,696	Morgan Stanley	1,785
3/18/26	Malaysian Ringgit	250,150	U.S. Dollars	61,857	Barclays	1,700
2/25/26	Mexican Pesos	939,425	U.S. Dollars	52,000	Toronto-Dominion Bank	1,642
2/25/26	Indonesian Rupiahs	7,804,881,209	U.S. Dollars	463,671	Citibank	1,398
8/18/26	Mexican Pesos	781,600	U.S. Dollars	42,548	Goldman Sachs	1,320
3/18/26	U.S. Dollars	156,465	Australian Dollars	223,000	RBS	1,198
2/25/26	Czech Koruna	1,664,053	U.S. Dollars	80,000	HSBC	1,061
2/12/26	U.S. Dollars	309,319	Euro	260,000	Toronto-Dominion Bank	965
4/27/26	Indonesian Rupiahs	1,730,915,585	U.S. Dollars	101,984	HSBC	954
2/25/26	Romanian Leu	267,116	U.S. Dollars	61,146	Goldman Sachs	935
2/25/26	South African Rand	888,598	U.S. Dollars	54,000	Goldman Sachs	914
2/25/26	U.S. Dollars	73,000	Mexican Pesos	1,262,900	Morgan Stanley	888
3/18/26	Singapore Dollars	70,000	U.S. Dollars	54,573	State Street	630
2/25/26	Japanese Yen	8,432,802	U.S. Dollars	54,000	Citibank	598

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/02/26	Brazilian Reals	111,405	U.S. Dollars	20,045	Societe Generale	$542
2/25/26	Korean Won	138,230,679	U.S. Dollars	94,981	Barclays	503
7/28/26	Nigerian Naira	44,902,125	U.S. Dollars	30,060	Citibank	453
3/25/26	U.S. Dollars	152,546	Indonesian Rupiahs	2,555,229,557	Bank of America	413
2/26/26	Mexican Pesos	214,195	U.S. Dollars	11,824	Goldman Sachs	405
2/25/26	U.S. Dollars	73,000	Mexican Pesos	1,272,222	Barclays	356
3/18/26	Singapore Dollars	40,000	U.S. Dollars	31,191	Bank of America	354
7/07/26	U.S. Dollars	26,727	Colombian Pesos	101,057,049	Citibank	352
2/25/26	U.S. Dollars	54,911	Euro	46,000	Citibank	324
3/18/26	U.S. Dollars	121,455	Euro	102,000	State Street	283
2/26/26	U.S. Dollars	59,428	Indonesian Rupiahs	992,788,376	Morgan Stanley	270
4/20/26	Egyptian Pounds	2,243,353	U.S. Dollars	45,643	Societe Generale	257
4/27/26	U.S. Dollars	59,174	Peruvian Nuevo Soles	198,919	Societe Generale	244
4/27/26	Indonesian Rupiahs	397,145,130	U.S. Dollars	23,388	Societe Generale	231
2/25/26	U.S. Dollars	73,000	Singapore Dollars	92,420	JPMorgan Chase	230
7/07/26	U.S. Dollars	25,345	Colombian Pesos	96,297,516	State Street	212
3/25/26	Indonesian Rupiahs	2,555,229,557	U.S. Dollars	151,952	Societe Generale	181
3/25/26	Indonesian Rupiahs	2,673,426,000	U.S. Dollars	159,000	JPMorgan Chase	170
2/25/26	Philippine Pesos	1,133,470	U.S. Dollars	19,119	HSBC	107
2/12/26	Colombian Pesos	347,308,814	U.S. Dollars	93,642	Citibank	102
2/25/26	U.S. Dollars	63,626	Peruvian Nuevo Soles	214,191	Goldman Sachs	89
2/26/26	U.S. Dollars	31,432	Peruvian Nuevo Soles	105,810	Citibank	46
2/25/26	U.S. Dollars	2,000	South African Rand	31,801	Barclays	35
3/18/26	U.S. Dollars	142,373	Philippine Pesos	8,400,000	Deutsche Bank	27
2/25/26	Chinese Offshore Yuan	3,092,672	U.S. Dollars	444,857	Societe Generale	22
3/18/26	U.S. Dollars	35,086	Thai Baht	1,100,000	UBS	20
4/27/26	U.S. Dollars	4,072	Turkish Lira	188,433	Barclays	12
3/18/26	U.S. Dollars	2,788	Australian Dollars	4,000	Morgan Stanley	3
Total Unrealized Appreciation						$244,540

4/27/26	U.S. Dollars	60,431	Chinese Offshore Yuan	418,616	Morgan Stanley	$(6)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
2/26/26	U.S. Dollars	32,105	Peruvian Nuevo Soles	108,280	Barclays	$(15)
4/27/26	U.S. Dollars	610,879	Mexican Pesos	10,762,688	Morgan Stanley	(17)
2/25/26	U.S. Dollars	19,119	Philippine Pesos	1,129,168	JPMorgan Chase	(33)
2/25/26	South African Rand	31,739	U.S. Dollars	2,000	JPMorgan Chase	(39)
2/25/26	U.S. Dollars	63,000	Malaysian Ringgit	248,378	Barclays	(55)
4/27/26	Turkish Lira	889,629	U.S. Dollars	19,224	Barclays	(55)
2/25/26	Chilean Pesos	14,801,900	U.S. Dollars	17,000	Citibank	(65)
7/07/26	U.S. Dollars	5,235	Colombian Pesos	20,318,727	Barclays	(67)
2/25/26	U.S. Dollars	14,000	Turkish Lira	622,965	Barclays	(70)
7/07/26	U.S. Dollars	13,988	Colombian Pesos	53,875,413	BNP Paribas	(73)
2/03/26	U.S. Dollars	9,000	Brazilian Reals	47,790	BNP Paribas	(75)
3/18/26	U.S. Dollars	2,642	Mexican Pesos	48,000	Morgan Stanley	(93)
4/27/26	U.S. Dollars	235,477	Colombian Pesos	887,453,273	Morgan Stanley	(99)
3/18/26	U.S. Dollars	47,888	Japanese Yen	7,402,000	JPMorgan Chase	(124)
2/25/26	Colombian Pesos	266,832,000	U.S. Dollars	72,000	Citibank	(146)
2/25/26	South African Rand	790,507	U.S. Dollars	49,000	Citibank	(148)
2/26/26	Peruvian Nuevo Soles	112,320	U.S. Dollars	33,499	Societe Generale	(182)
3/03/26	Brazilian Reals	88,570	U.S. Dollars	17,000	Goldman Sachs	(281)
2/25/26	Korean Won	51,685,200	U.S. Dollars	36,000	Societe Generale	(298)
4/27/26	Peruvian Nuevo Soles	197,947	U.S. Dollars	58,941	Societe Generale	(300)
2/25/26	Colombian Pesos	125,695,500	British Pounds	25,000	Morgan Stanley	(360)
2/25/26	U.S. Dollars	26,326	Euro	22,502	RBS	(377)
2/25/26	U.S. Dollars	24,000	Colombian Pesos	90,741,600	Morgan Stanley	(435)
2/25/26	U.S. Dollars	26,000	Japanese Yen	4,091,719	BNY Mellon	(492)
4/27/26	U.S. Dollars	83,036	Czech Koruna	1,714,000	HSBC	(523)
7/07/26	U.S. Dollars	40,216	Colombian Pesos	156,118,670	JPMorgan Chase	(529)
2/25/26	Euro	27,088	Hungarian Forints	10,532,633	BNY Mellon	(530)
2/25/26	Peruvian Nuevo Soles	212,493	U.S. Dollars	63,626	Citibank	(593)
2/25/26	U.S. Dollars	49,056	Australian Dollars	71,324	HSBC	(608)
2/03/26	U.S. Dollars	18,704	Brazilian Reals	101,735	Barclays	(615)
6/02/26	U.S. Dollars	20,275	Brazilian Reals	113,044	State Street	(616)
2/25/26	U.S. Dollars	67,647	Singapore Dollars	86,704	State Street	(623)
4/27/26	U.S. Dollars	57,214	Hungarian Forints	18,723,055	HSBC	(636)
4/27/26	U.S. Dollars	106,532	Philippine Pesos	6,333,726	Citibank	(640)
2/26/26	U.S. Dollars	46,029	Euro	39,342	Standard Chartered Bank	(658)
2/25/26	Hungarian Forints	20,085,030	U.S. Dollars	63,000	Deutsche Bank	(693)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
5/04/26	Peruvian Nuevo Soles	244,104	U.S. Dollars	73,000	Citibank	$(695)
4/23/26	Argentine Pesos	18,735,557	U.S. Dollars	12,082	Citibank	(739)
2/25/26	Brazilian Reals	244,527	U.S. Dollars	47,000	Goldman Sachs	(780)
3/18/26	U.S. Dollars	16,600	Australian Dollars	25,000	Toronto-Dominion Bank	(806)
2/04/26	U.S. Dollars	22,574	Turkish Lira	1,020,731	Goldman Sachs	(831)
4/27/26	U.S. Dollars	295,290	Philippine Pesos	17,500,833	HSBC	(838)
3/18/26	U.S. Dollars	117,932	Euro	100,000	Standard Chartered Bank	(864)
3/18/26	U.S. Dollars	120,305	Euro	102,000	Toronto-Dominion Bank	(867)
6/02/26	U.S. Dollars	29,373	Brazilian Reals	163,914	Deutsche Bank	(918)
3/18/26	U.S. Dollars	136,141	Thai Baht	4,300,000	BNP Paribas	(936)
2/25/26	U.S. Dollars	54,000	South African Rand	891,178	Morgan Stanley	(1,073)
3/18/26	U.S. Dollars	276,887	Philippine Pesos	16,405,720	Bank of America	(1,123)
2/03/26	U.S. Dollars	34,341	Brazilian Reals	186,849	Morgan Stanley	(1,141)
2/04/26	Australian Dollars	223,000	U.S. Dollars	156,477	RBS	(1,192)
2/26/26	U.S. Dollars	103,012	Czech Koruna	2,141,277	Goldman Sachs	(1,298)
4/28/26	U.S. Dollars	656,564	South African Rand	10,697,692	Wells Fargo	(1,474)
3/18/26	U.S. Dollars	54,453	Japanese Yen	8,627,773	UBS	(1,510)
2/25/26	U.S. Dollars	86,275	Euro	74,000	State Street	(1,538)
3/18/26	Colombian Pesos	586,948,500	U.S. Dollars	159,000	JPMorgan Chase	(1,673)
2/26/26	U.S. Dollars	116,202	Euro	99,354	Morgan Stanley	(1,702)
3/18/26	U.S. Dollars	195,345	Singapore Dollars	250,000	State Street	(1,810)
4/27/26	U.S. Dollars	237,195	Indonesian Rupiahs	4,020,319,909	BNP Paribas	(1,893)
3/18/26	Taiwan Dollars	4,400,000	U.S. Dollars	141,021	BNP Paribas	(2,022)
3/18/26	U.S. Dollars	194,726	Singapore Dollars	250,000	Citibank	(2,429)
2/26/26	U.S. Dollars	131,680	Polish Zloty	477,637	Goldman Sachs	(2,742)
2/26/26	U.S. Dollars	80,956	Mexican Pesos	1,466,530	Toronto-Dominion Bank	(2,776)
3/18/26	Brazilian Reals	894,732	U.S. Dollars	171,000	Goldman Sachs	(2,776)
2/03/26	U.S. Dollars	96,040	Brazilian Reals	520,972	Toronto-Dominion Bank	(2,890)
4/27/26	U.S. Dollars	382,453	Polish Zloty	1,369,331	RBS	(2,926)
2/25/26	Thai Baht	14,073,653	U.S. Dollars	451,216	HSBC	(3,213)
4/02/26	U.S. Dollars	89,858	Brazilian Reals	499,000	JPMorgan Chase	(3,594)
3/18/26	Mexican Pesos	3,060,594	U.S. Dollars	178,000	Citibank	(3,608)
3/18/26	U.S. Dollars	825,099	Japanese Yen	127,767,000	HSBC	(3,640)
3/18/26	U.S. Dollars	181,593	Euro	156,000	Deutsche Bank	(3,728)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/23/26	U.S. Dollars	267,685	Mexican Pesos	4,769,309	Morgan Stanley	$(3,925)
3/03/26	U.S. Dollars	62,452	Brazilian Reals	352,304	Barclays	(4,051)
3/18/26	South African Rand	2,503,692	U.S. Dollars	159,000	Morgan Stanley	(4,540)
3/18/26	U.S. Dollars	122,127	Malaysian Ringgit	500,000	Barclays	(4,911)
3/03/26	Brazilian Reals	2,136,033	U.S. Dollars	408,396	Citibank	(5,185)
2/03/26	Brazilian Reals	2,232,601	U.S. Dollars	429,511	Citibank	(5,552)
4/02/26	U.S. Dollars	127,029	Brazilian Reals	708,154	Citibank	(5,593)
3/18/26	U.S. Dollars	127,075	Australian Dollars	191,000	HSBC	(5,912)
2/12/26	U.S. Dollars	427,658	Euro	366,000	Toronto-Dominion Bank	(6,409)
2/12/26	U.S. Dollars	355,016	Canadian Dollars	492,000	Toronto-Dominion Bank	(6,482)
2/26/26	U.S. Dollars	148,842	Colombian Pesos	578,273,972	Citibank	(6,849)
3/18/26	U.S. Dollars	345,857	Brazilian Reals	1,892,702	Citibank	(10,001)
2/25/26	Indian Rupees	53,623,051	U.S. Dollars	594,260	JPMorgan Chase	(10,727)
3/18/26	U.S. Dollars	327,736	Brazilian Reals	1,804,000	Goldman Sachs	(11,444)
2/26/26	U.S. Dollars	210,476	South African Rand	3,595,792	State Street	(11,722)
2/03/26	U.S. Dollars	314,994	Brazilian Reals	1,771,431	Citibank	(21,392)
3/18/26	U.S. Dollars	1,695,782	British Pounds	1,267,000	HSBC	(37,813)
3/18/26	U.S. Dollars	7,441,590	Euro	6,304,000	Wells Fargo	(47,302)
Total Unrealized Depreciation						$(283,024)
Net Unrealized Depreciation						$(38,484)

Written Call Option Contracts outstanding at January 31, 2026: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
3-Month SOFR Future	218	USD	52,731,475	98.00	9/11/2026	$(10,900)
3-Month SOFR Future	156	USD	37,759,800	98.00	3/12/2027	(17,550)
Total Written Call Options Contracts (Premiums Received $85,138)						$(28,450)

Written Call Option Contracts outstanding at January 31, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. Euro	HSBC	2	EUR	51,631	BRL	6.45	3/5/2026	$(412)
Brazilian Real vs. Euro	Barclays	1	EUR	4,400	BRL	6.45	3/05/2026	(35)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at January 31, 2026: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Barclays	4	USD	171,018	BRL	5.75	2/6/2026	$(11)
Brazilian Real vs. U.S. Dollar	Citibank	1	USD	345,857	BRL	5.45	3/12/2026	(2,833)
Brazilian Real vs. U.S. Dollar	JPMorgan Chase	1	USD	747,000	BRL	5.70	3/18/2026	(2,315)
Brazilian Real vs. U.S. Dollar	UBS	2	USD	218,000	BRL	5.70	4/27/2026	(1,786)
Canadian Dollar vs. U.S. Dollar	Bank of America	1	USD	760,058	CAD	1.37	2/27/2026	(2,808)
Chilean Peso vs. U.S. Dollar	Bank of America	1	USD	523,000	CLP	920.00	3/18/2026	(1,879)
Chinese Yuan vs. U.S. Dollar	Barclays	4	USD	115,360	CNH	6.98	2/5/2026	(49)
Colombian Pesos vs. U.S. Dollar	UBS	3	USD	177,428	COP	4,200.00	5/27/2026	(1,370)
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	1	USD	3,100	COP	4,200.00	5/27/2026	(24)
Mexican Peso vs. U.S. Dollar	JPMorgan Chase	1	USD	747,000	MXN	18.50	3/18/2026	(1,855)
Mexican Peso vs. U.S. Dollar	JPMorgan Chase	2	USD	64,000	MXN	18.00	3/18/2026	(379)
South African Rand vs. U.S. Dollar	Bank of America	1	USD	739,000	ZAR	17.00	3/18/2026	(3,483)
Turkish Lira vs. U.S. Dollar	Goldman Sachs	2	USD	45,000	TRY	47.50	3/25/2026	(464)
Turkish Lira vs. U.S. Dollar	Bank of America	2	USD	45,000	TRY	47.50	3/25/2026	(464)
U.S. Dollar vs. Euro	HSBC	2	EUR	230,000	USD	1.19	2/10/2026	(1,479)
U.S. Dollar vs. Euro	Citibank	2	EUR	181,000	USD	1.22	2/25/2026	(272)
U.S. Dollar vs. Euro	HSBC	1	EUR	504,000	USD	1.24	2/26/2026	(316)
U.S. Dollar vs. Euro	Bank of America	1	EUR	634,649	USD	1.22	2/27/2026	(1,214)
U.S. Dollar vs. Thai Baht	JPMorgan Chase	2	USD	146,000	THB	32.70	3/12/2026	(277)
U.S. Dollar vs. Thai Baht	HSBC	2	USD	109,000	THB	31.90	3/19/2026	(828)
U.S. Dollar vs. Australian Dollar	Goldman Sachs	3	AUD	277,644	USD	0.73	7/6/2026	(2,021)
Total Written OTC Call Options Contracts (Premiums Received $34,725)								$(26,574)

Written Put Option Contracts outstanding at January 31, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Bank of America	1	USD	1,205,000	BRL	5.29	3/04/2026	$(15,690)
Brazilian Real vs. U.S. Dollar	Bank of America	1	USD	830,000	BRL	5.25	3/12/2026	(8,503)
Brazilian Real vs. U.S. Dollar	JPMorgan Chase	1	USD	747,000	BRL	5.30	3/18/2026	(11,584)
Canadian Dollar vs. U.S. Dollar	Bank of America	1	USD	760,058	CAD	1.34	2/27/2026	(1,411)
Chilean Peso vs. U.S. Dollar	Bank of America	2	USD	37,781	CLP	880.00	2/18/2026	(560)
Chilean Peso vs. U.S. Dollar	HSBC	2	USD	54,000	CLP	850.00	4/13/2026	(467)
Chinese Yuan vs. U.S. Dollar	Barclays	4	USD	115,360	CNH	6.98	2/05/2026	(327)
Mexican Peso vs. U.S. Dollar	Bank of America	1	USD	620,000	MXN	17.65	3/12/2026	(10,241)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Option Contracts outstanding at January 31, 2026: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Mexican Peso vs. U.S. Dollar	JPMorgan Chase	1	USD	747,000	MXN	17.40	3/18/2026	$(6,777)
Mexican Peso vs. U.S. Dollar	JPMorgan Chase	2	USD	64,000	MXN	17.50	3/18/2026	(763)
South African Rand vs. U.S. Dollar	Bank of America	1	USD	620,000	ZAR	16.35	3/12/2026	(13,310)
South African Rand vs. U.S. Dollar	Bank of America	1	USD	739,000	ZAR	16.00	3/18/2026	(7,797)
South Korean Won vs. U.S. Dollar	BNP Paribas	1	USD	3,000	KRW	1,365.00	4/03/2026	(182)
U.S. Dollar vs. British Pound	JPMorgan Chase	1	GBP	27,000	USD	1.32	2/13/2026	(5)
U.S. Dollar vs. Euro	Bank of America	1	EUR	634,649	USD	1.18	2/27/2026	(4,262)
Total Written OTC Put Options Contracts (Premiums Received $33,164)								$(81,879)

Written Call Interest Rate Swaption Contracts outstanding at January 31, 2026: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 11/10/2037	3.87% (Annually)	1-Day USD SOFR (Annually)	Bank of America	11/08/2027	3.87%	1,530,000	$(35,176)
Interest Rate Swap Maturing 11/30/2037	3.86% (Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	11/26/2027	3.86	2,896,290	(65,335)
Interest Rate Swap Maturing 12/18/2036	3.20% (Annually)	1-Day USD SOFR (Annually)	Citibank	12/16/2026	3.20	581,000	(2,321)
Interest Rate Swap Maturing 12/20/2037	4.03% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	12/16/2027	4.03	1,510,000	(43,673)
Interest Rate Swap Maturing 2/02/2038	4.10% (Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	1/31/2028	4.10	1,707,000	(56,380)
Interest Rate Swap Maturing 2/18/2031	2.85% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	2/13/2026	2.85	1,640,625	— *
Interest Rate Swap Maturing 2/18/2031	2.85% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	2/13/2026	2.85	1,640,625	— *
Interest Rate Swap Maturing 2/18/2031	2.86% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	2/13/2026	2.86	1,640,625	— *
Interest Rate Swap Maturing 2/19/2036	3.60% (Annually)	1-Day USD SOFR (Annually)	Nomura	2/17/2026	3.60	772,000	(126)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at January 31, 2026: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 2/20/2031	2.94% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	2/18/2026	2.94%	1,640,625	$(3)
Interest Rate Swap Maturing 2/20/2031	2.94% (Annually)	1-Day USD SOFR (Annually)	Toronto-Dominion Bank	2/18/2026	2.94	1,640,625	(3)
Interest Rate Swap Maturing 2/23/2031	2.93% (Annually)	1-Day USD SOFR (Annually)	Barclays	2/19/2026	2.93	1,640,625	(4)
Interest Rate Swap Maturing 2/23/2031	2.93% (Annually)	1-Day USD SOFR (Annually)	Toronto-Dominion Bank	2/19/2026	2.93	1,640,625	(4)
Interest Rate Swap Maturing 2/24/2031	2.89% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	2/20/2026	2.89	1,640,625	(3)
Interest Rate Swap Maturing 3/09/2031	3.82% (Annually)	1-Day USD SOFR (Semi-Annually)	JPMorgan Chase	3/05/2026	3.82	988,000	(498)
Interest Rate Swap Maturing 4/23/2056	4.30% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	4/23/2026	4.30	235,400	(1,528)
Interest Rate Swap Maturing 5/04/2056	3.25% (Annually)	1-Day USD SOFR (Annually)	Bank of America	4/30/2026	3.25	2,972,000	(723)
Interest Rate Swap Maturing 6/10/2027	2.50% (At Maturity)	1-Day USD SOFR (At Maturity)	Goldman Sachs	6/08/2026	2.50	14,715,375	(1,759)
Interest Rate Swap Maturing 8/17/2028	2.64% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/13/2026	2.64	2,296,875	(1,610)
Interest Rate Swap Maturing 8/17/2028	2.64% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	8/13/2026	2.64	2,296,875	(1,610)
Interest Rate Swap Maturing 8/18/2028	2.69% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/14/2026	2.69	2,625,000	(2,074)
Interest Rate Swap Maturing 8/18/2028	2.69% (Annually)	1-Day USD SOFR (Annually)	Toronto-Dominion Bank	8/14/2026	2.69	2,625,000	(2,074)
Interest Rate Swap Maturing 8/21/2028	2.71% (Annually)	1-Day USD SOFR (Annually)	Barclays	8/19/2026	2.71	1,640,625	(1,431)
Interest Rate Swap Maturing 8/21/2028	2.71% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/19/2026	2.71	1,640,625	(1,431)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at January 31, 2026: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 9/23/2031	2.85% (Annually)	1-Day USD SOFR (Annually)	Barclays	9/21/2026	2.85%	10,000,000	$(17,635)
Total Written OTC Call Swaptions Contracts (Premiums Received $424,875)							$(235,401)

*	Amount rounds to less than one.

Written Put Interest Rate Swaption Contracts outstanding at January 31, 2026: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 10/06/2029	1-Day USD SOFR (Annually)	4.05% (Annually)	Goldman Sachs	10/04/2027	4.05%	USD	21,172,000	$(68,456)
Interest Rate Swap Maturing 10/23/2028	1-Day USD SOFR (Annually)	3.85% (Annually)	Goldman Sachs	10/21/2026	3.85	USD	13,614,000	(13,788)
Interest Rate Swap Maturing 11/10/2037	1-Day USD SOFR (Annually)	3.87% (Annually)	Bank of America	11/08/2027	3.87	USD	1,530,000	(60,669)
Interest Rate Swap Maturing 11/30/2037	1-Day USD SOFR (Annually)	3.86% (Annually)	Deutsche Bank	11/26/2027	3.86	USD	2,896,290	(119,102)
Interest Rate Swap Maturing 12/10/2029	1-Day USD SOFR (Annually)	4.00% (Annually)	Nomura	12/08/2027	4.00	USD	6,195,947	(25,174)
Interest Rate Swap Maturing 12/18/2036	1-Day USD SOFR (Annually)	4.60% (Annually)	Citibank	12/16/2026	4.60	USD	581,000	(3,516)
Interest Rate Swap Maturing 12/20/2029	1-Day USD SOFR (Annually)	4.50% (Annually)	Deutsche Bank	12/16/2027	4.50	USD	9,372,000	(20,010)
Interest Rate Swap Maturing 12/20/2037	1-Day USD SOFR (Annually)	4.03% (Annually)	Morgan Stanley	12/16/2027	4.03	USD	1,510,000	(52,142)
Interest Rate Swap Maturing 2/02/2038	1-Day USD SOFR (Annually)	4.10% (Annually)	Deutsche Bank	1/31/2028	4.10	USD	1,707,000	(56,380)
Interest Rate Swap Maturing 2/04/2036	1-Day USD SOFR (Annually)	3.96% (Annually)	Bank of America	2/02/2026	3.96	USD	1,055,000	(56)
Interest Rate Swap Maturing 2/04/2056	1-Day USD SOFR (Annually)	4.30% (Annually)	Goldman Sachs	2/02/2026	4.30	USD	467,000	(100)
Interest Rate Swap Maturing 2/18/2031	1-Day USD SOFR (Annually)	3.86% (Annually)	Morgan Stanley	2/13/2026	3.86	USD	1,640,625	(7)
Interest Rate Swap Maturing 2/18/2031	1-Day USD SOFR (Annually)	3.85% (Annually)	BNP Paribas	2/13/2026	3.85	USD	1,640,625	(9)
Interest Rate Swap Maturing 2/18/2031	1-Day USD SOFR (Annually)	3.85% (Annually)	Morgan Stanley	2/13/2026	3.85	USD	1,640,625	(9)
Interest Rate Swap Maturing 2/19/2036	1-Day USD SOFR (Annually)	4.00% (Annually)	Nomura	2/17/2026	4.00	USD	772,000	(660)
Interest Rate Swap Maturing 2/20/2031	1-Day USD SOFR (Annually)	3.94% (Annually)	BNP Paribas	2/18/2026	3.94	USD	1,640,625	(6)
Interest Rate Swap Maturing 2/20/2031	1-Day USD SOFR (Annually)	3.94% (Annually)	Toronto-Dominion Bank	2/18/2026	3.94	USD	1,640,625	(6)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at January 31, 2026: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 2/23/2031	1-Day USD SOFR (Annually)	3.93% (Annually)	Toronto-Dominion Bank	2/19/2026	3.93%	USD	1,640,625	$(10)
Interest Rate Swap Maturing 2/23/2031	1-Day USD SOFR (Annually)	3.93% (Annually)	Barclays	2/19/2026	3.93	USD	1,640,625	(11)
Interest Rate Swap Maturing 2/24/2031	1-Day USD SOFR (Annually)	3.89% (Annually)	BNP Paribas	2/20/2026	3.89	USD	1,640,625	(26)
Interest Rate Swap Maturing 4/27/2036	1-Day USD SOFR (Annually)	4.00% (Annually)	JPMorgan Chase	4/23/2026	4.00	USD	2,766,000	(16,805)
Interest Rate Swap Maturing 6/10/2027	1-Day USD SOFR (At Maturity)	3.50% (At Maturity)	Goldman Sachs	6/08/2026	3.50	USD	14,715,375	(7,028)
Interest Rate Swap Maturing 8/17/2028	1-Day USD SOFR (Annually)	3.64% (Annually)	BNP Paribas	8/13/2026	3.64	USD	2,296,875	(2,766)
Interest Rate Swap Maturing 8/17/2028	1-Day USD SOFR (Annually)	3.64% (Annually)	Morgan Stanley	8/13/2026	3.64	USD	2,296,875	(2,766)
Interest Rate Swap Maturing 8/18/2028	1-Day USD SOFR (Annually)	3.69% (Annually)	BNP Paribas	8/14/2026	3.69	USD	2,625,000	(2,684)
Interest Rate Swap Maturing 8/18/2028	1-Day USD SOFR (Annually)	3.69% (Annually)	Toronto-Dominion Bank	8/14/2026	3.69	USD	2,625,000	(2,684)
Interest Rate Swap Maturing 8/21/2028	1-Day USD SOFR (Annually)	3.71% (Annually)	Barclays	8/19/2026	3.71	USD	1,640,625	(1,590)
Interest Rate Swap Maturing 8/21/2028	1-Day USD SOFR (Annually)	3.71% (Annually)	BNP Paribas	8/19/2026	3.71	USD	1,640,625	(1,590)
Interest Rate Swap Maturing 9/22/2029	1-Day USD SOFR (Annually)	4.30% (Annually)	Goldman Sachs	9/20/2027	4.30	USD	15,792,000	(33,629)
Total Written OTC Put Swaptions Contracts (Premiums Received $584,380)								$(491,679)
Written Put Credit Default Swaptions outstanding at January 31, 2026:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2030	Morgan Stanley	1	EUR	115,000	287.50	2/18/2026	$(112)
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2030	Morgan Stanley	1	EUR	228,000	287.50	3/18/2026	(719)
Total Written OTC Call Credit Default Swaption Contracts (Premiums Received $927)							$(831)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2026: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Federal Funds Rate (At Maturity)	3.60% (At Maturity)	3/18/2026	USD	133,234,000	$(6,580)	$—	$(6,580)
1-Day U.S. Federal Funds Rate (At Maturity)	3.59% (At Maturity)	3/18/2026	USD	80,610,000	(5,350)	—	(5,350)
1-Day U.S. Federal Funds Rate (At Maturity)	3.62% (At Maturity)	3/18/2026	USD	30,907,000	(1,044)	—	(1,044)
1-Day USD SOFR (At Maturity)	3.80% (At Maturity)	5/16/2026	USD	7,578,000	(20,414)	—	(20,414)
1-Day USD SOFR (At Maturity)	3.90% (At Maturity)	5/16/2026	USD	5,815,000	(9,802)	—	(9,802)
3.79% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	7,578,000	20,895	—	20,895
3.81% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	5,815,000	14,844	1,032	13,812
1-Day MXN TIIE Funding Rate (Monthly)	6.98% (Monthly)	11/05/2026	MXN	1,301,595	34	—	34
4.00% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2026	PLN	394,000	(293)	(37)	(256)
6.66% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2026	ZAR	5,268,018	(396)	—	(396)
6.72% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2026	ZAR	3,917,000	(441)	(108)	(333)
13.70% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/04/2027	BRL	146,659	(31)	—	(31)
13.86% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/04/2027	BRL	103,000	(23)	—	(23)
13.88% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/04/2027	BRL	872,644	(226)	—	(226)
1.00% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	538,261,739	1,834	—	1,834
1.02% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	570,293,188	1,180	—	1,180
1.03% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	1,317,226,437	2,048	—	2,048
0.68% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	482,733,887	13,270	—	13,270
0.69% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	488,377,358	13,363	—	13,363
0.86% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	200,000,000	3,259	—	3,259
0.70% (At Maturity)	1-Day JPY TONAR (At Maturity)	5/11/2027	JPY	385,492,528	10,947	—	10,947
3M MYR KLIBOR (Quarterly)	3.26% (Quarterly)	6/18/2027	MYR	2,450,000	(344)	—	(344)
1-Day USD SOFR (Annually)	3.67% (Annually)	7/21/2027	USD	7,500,000	10,078	128	9,950
1-Day JPY TONAR (At Maturity)	1.01% (At Maturity)	9/11/2027	JPY	256,845,000	(4,969)	—	(4,969)
1-Day USD SOFR (At Maturity)	3.23% (At Maturity)	12/11/2027	USD	7,299,000	(767)	—	(767)
1-Day INR MIBOR (At Maturity)	5.61% (At Maturity)	12/16/2027	INR	123,864,324	(4,209)	—	(4,209)
3.88% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2027	PLN	770,895	(1,105)	(86)	(1,019)
3.95% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2027	PLN	443,000	(801)	(102)	(699)
6.55% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2027	ZAR	1,353,757	(289)	—	(289)
6M HUF BUBOR (Semi-Annually)	6.25% (Annually)	12/17/2027	HUF	55,111,806	832	—	832
3M TWD TAIBOR (Quarterly)	2.02% (Quarterly)	3/17/2028	TWD	26,692,216	(459)	—	(459)
3M TWD TAIBOR (Quarterly)	2.00% (Quarterly)	3/17/2028	TWD	5,566,353	(123)	—	(123)
3M TWD TAIBOR (Quarterly)	2.01% (Quarterly)	3/17/2028	TWD	5,561,431	(111)	—	(111)
3.49% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/18/2028	PLN	92,055	34	—	34
6M HUF BUBOR (Semi-Annually)	5.76% (Annually)	3/18/2028	HUF	6,615,883	(34)	—	(34)
7-Day CNY CNRR (Quarterly)	1.51% (Quarterly)	6/17/2028	CNY	2,561,177	(144)	—	(144)
7-Day CNY CNRR (Quarterly)	1.49% (Quarterly)	6/17/2028	CNY	1,903,892	(197)	—	(197)
7-Day CNY CNRR (Quarterly)	1.50% (Quarterly)	6/17/2028	CNY	1,901,038	(175)	—	(175)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2026: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (Annually)	3.49% (Annually)	6/27/2028	USD	24,750,000	$(34,496)	$(19,812)	$(14,684)
1-Day USD SOFR (Annually)	3.39% (Annually)	8/07/2028	USD	5,000,000	(16,231)	—	(16,231)
1-Day USD SOFR (Annually)	3.41% (Annually)	8/14/2028	USD	4,250,000	(10,341)	—	(10,341)
3M KRW KSDA (Quarterly)	2.69% (Quarterly)	12/17/2028	KRW	462,672,526	(4,771)	—	(4,771)
7-Day CNY CNRR (Quarterly)	1.54% (Quarterly)	12/17/2028	CNY	1,783,963	(120)	—	(120)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.02% (At Maturity)	1/02/2029	BRL	415,000	493	—	493
7-Day CNY CNRR (Quarterly)	1.56% (Quarterly)	3/18/2029	CNY	160,242	(1)	—	(1)
3.39% (Quarterly)	3M MYR KLIBOR (Quarterly)	6/18/2029	MYR	840,000	331	—	331
3.48% (Quarterly)	3M MYR KLIBOR (Quarterly)	6/18/2029	MYR	840,000	(246)	—	(246)
6M EUR EURIBOR (Semi-Annually)	2.31% (Annually)	2/03/2030	EUR	114,755	(561)	27	(588)
6M EUR EURIBOR (Semi-Annually)	2.43% (Annually)	2/03/2030	EUR	19,285	10	—	10
1-Day MXN TIIE Funding Rate (Monthly)	7.28% (Monthly)	10/31/2030	MXN	2,808,842	(1,518)	—	(1,518)
1-Day MXN TIIE Funding Rate (Monthly)	7.32% (Monthly)	11/05/2030	MXN	528,000	(239)	—	(239)
1-Day INR MIBOR (Semi-Annually)	5.71% (Semi-Annually)	12/17/2030	INR	8,337,000	(1,594)	—	(1,594)
3M KRW KSDA (Quarterly)	2.95% (Quarterly)	12/17/2030	KRW	137,933,767	(1,830)	—	(1,830)
3M KRW KSDA (Quarterly)	2.94% (Quarterly)	12/17/2030	KRW	57,939,233	(788)	—	(788)
4.00% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2030	PLN	11,670	(29)	(4)	(25)
4.05% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2030	PLN	350,000	(1,086)	(32)	(1,054)
6.86% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2030	ZAR	3,987,285	(2,958)	—	(2,958)
6.87% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2030	ZAR	1,893,000	(1,429)	—	(1,429)
6M CZK PRBOR (Semi-Annually)	3.89% (Annually)	12/17/2030	CZK	7,216,103	4,608	—	4,608
6M CZK PRBOR (Semi-Annually)	3.91% (Annually)	12/17/2030	CZK	4,796,000	3,280	—	3,280
6M HUF BUBOR (Semi-Annually)	6.29% (Annually)	12/17/2030	HUF	8,118,150	303	—	303
7-Day CNY CNRR (Quarterly)	1.58% (Quarterly)	12/17/2030	CNY	1,486,431	(474)	—	(474)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.24% (At Maturity)	1/02/2031	BRL	263,000	598	—	598
1-Day MXN TIIE Funding Rate (Monthly)	7.53% (Monthly)	1/03/2031	MXN	449,583	(5)	—	(5)
1.61% (Quarterly)	7-Day CNY CNRR (Quarterly)	3/18/2031	CNY	228,660	50	—	50
1.62% (Quarterly)	7-Day CNY CNRR (Quarterly)	3/18/2031	CNY	2,905,612	319	—	319
6.69% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/18/2031	ZAR	612,674	(120)	—	(120)
6M CZK PRBOR (Semi-Annually)	3.74% (Annually)	3/18/2031	CZK	1,073,236	290	—	290
6M HUF BUBOR (Semi-Annually)	5.98% (Annually)	3/18/2031	HUF	1,364,358	—	—	—
7-Day CNY CNRR (Quarterly)	1.64% (Quarterly)	3/18/2031	CNY	129,554	(2)	—	(2)
1-Day MXN TIIE Funding Rate (Monthly)	8.27% (Monthly)	12/05/2035	MXN	807,478	829	—	829
1-Day MXN TIIE Funding Rate (Monthly)	8.00% (Monthly)	12/28/2035	MXN	89,154	(5)	—	(5)
1-Day GBP Sterling Overnight Index Average Rate (Annually)	4.45% (Annually)	12/04/2055	GBP	235,400	(7,388)	—	(7,388)
Total					$(40,830)	$(18,994)	$(21,836)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day COP COOVI (Quarterly)	9.54% (Quarterly)	Morgan Stanley	12/17/2027	COP	532,883,247	$(3,588)	$—	$(3,588)
1-Day COP COOVI (Quarterly)	9.31% (Quarterly)	Goldman Sachs	12/17/2027	COP	270,385,079	(2,124)	—	(2,124)
1-Day COP COOVI (Quarterly)	9.37% (Quarterly)	Goldman Sachs	12/17/2027	COP	268,405,051	(2,030)	—	(2,030)
4.44% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Goldman Sachs	12/17/2027	CLP	129,274,306	(209)	—	(209)
4.44% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Bank of America	12/17/2027	CLP	128,590,000	(208)	—	(208)
1-Day COP COOVI (Quarterly)	10.78% (Quarterly)	Goldman Sachs	3/18/2028	COP	86,423,273	(173)	—	(173)
9.36% (Quarterly)	1-Day COP COOVI (Quarterly)	Goldman Sachs	12/17/2029	COP	150,050,358	2,026	—	2,026
9.42% (Quarterly)	1-Day COP COOVI (Quarterly)	Goldman Sachs	12/17/2029	COP	149,610,330	1,941	—	1,941
9.54% (Quarterly)	1-Day COP COOVI (Quarterly)	Morgan Stanley	12/17/2029	COP	293,398,225	3,499	—	3,499
9.99% (Quarterly)	1-Day COP COOVI (Quarterly)	Goldman Sachs	1/20/2030	COP	344,496,000	1,134	—	1,134
10.60% (Quarterly)	1-Day COP COOVI (Quarterly)	Goldman Sachs	3/18/2030	COP	47,802,285	173	—	173
1-Day COP COOVI (Quarterly)	10.23% (Quarterly)	Goldman Sachs	1/20/2033	COP	99,269,000	(789)	—	(789)
Total						$(348)	$—	$(348)
Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2026:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 3.75%, Due: 9/12/2031 (Pay Quarterly)	1.00%	12/20/2030	USD	164,000	$1,924	$2,892	$(968)
Kingdom of Morocco, 3.00%, Due: 12/15/2032 (Pay Quarterly)	1.00%	12/20/2030	USD	29,000	(332)	(348)	16
Markit CDX North America Investment Grade Index Series 45 (Pay Quarterly)	1.00%	12/20/2030	USD	7,100,000	(167,985)	(152,143)	(15,842)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2030	USD	19,000	835	677	158
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2030	USD	81,000	(506)	(142)	(364)
Total					$(166,064)	$(149,064)	$(17,000)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2026: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Asia Ex Japan Investment Grade Index Series 44 (Pay Quarterly)	0.67%	1.00%	12/20/2030	USD	248,000	$3,932	$3,669	$263
Markit iTraxx Europe Crossover Index Series 44 (Pay Quarterly)	2.47%	5.00%	12/20/2030	EUR	1,317,000	177,251	151,627	25,624
Saudi International Bond, 4.75%, Due: 1/16/2030 (Pay Quarterly)	0.73%	1.00%	12/20/2030	USD	58,000	760	852	(92)
Total						$181,943	$156,148	$25,795

Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2026: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina, 1.00%, Due: 7/09/2029 (Pay Quarterly)	5.00%	12/20/2027	Barclays	USD	3,000	$(68)	$64	$(132)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2029	Bank of America	USD	703,000	(19,141)	(15,188)	(3,953)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	360,000	(10,259)	(7,937)	(2,322)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	346,000	(8,969)	(7,240)	(1,729)
Oman Government International Bond, 4.75%, Due: 6/15/2026 (Pay Quarterly)	1.00%	12/20/2030	Barclays	USD	29,000	(305)	(322)	17
Republic of Indonesia, 2.15%, Due: 7/28/2031 (Pay Quarterly)	1.00%	12/20/2030	BNP Paribas	USD	165,333	(1,914)	(1,727)	(187)
Republic of Indonesia, 2.15%, Due: 7/28/2031 (Pay Quarterly)	1.00%	12/20/2030	Deutsche Bank	USD	82,667	(957)	(891)	(66)
Total						$(41,613)	$(33,241)	$(8,372)

Credit Default Swap Contracts outstanding - Sell Protection at January 31, 2026: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
PacifiCorp, 3.30%, Due: 3/15/2051 (Pay Quarterly)	0.28%	0.13%	09/29/2027	JPMorgan Chase	USD	142,500	$(319)	$(35)	$(284)
Markit iTraxx Europe Crossover Index Series 42 (Pay Quarterly)	3.07%	5.00%	12/20/2029	BNP Paribas	EUR	51,586	4,657	3,953	704

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection at January 31, 2026: Over the Counter (continued)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Index Series 44 (Pay Quarterly)	1.97%	5.00%	12/20/2030	Goldman Sachs	EUR	53,000	$9,078	$7,925	$1,153
Altice France S.A., 4.75%, Due: 10/15/2030 (Pay Quarterly)	2.74%	5.00%	06/20/2027	JPMorgan Chase	EUR	13,000	556	297	259
Altice France S.A., 4.75%, Due: 10/15/2030 (Pay Quarterly)	2.74%	5.00%	06/20/2027	Morgan Stanley	EUR	12,000	514	366	148
Total							$14,486	$12,506	$1,980

Inflation Swap Contracts outstanding at January 31, 2026: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.43% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2030	USD	1,515,379	$4,641	$—	$4,641
2.63% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	9/09/2030	USD	2,056,000	(10,085)	—	(10,085)
Total					$(5,444)	$—	$(5,444)

Total Return Swap Contracts outstanding as of January 31, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	3/20/2026	Morgan Stanley	USD	5,242,000	$(35,069)	$25,129	$(60,198)
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	3/20/2026	Bank of America	USD	3,490,000	(19,745)	16,730	(36,475)
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	3/20/2026	JPMorgan Chase	USD	915,000	(5,236)	4,386	(9,622)
Total						$(60,050)	$46,245	$(106,295)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$86,540,087	$—	$86,540,087
Convertible Bonds	—	199,523	—	199,523
Convertible Preferred Stocks	59,776	—	—	59,776
Corporate Bonds	—	141,248,668	226,180	141,474,848
Foreign Government Inflation-Linked Bonds	—	33,090	—	33,090
Foreign Issuer Bonds	—	48,359,345	—	48,359,345
Mortgage-Backed Securities	—	324,801,104	—	324,801,104
Preferred Stocks	—	12,810	—	12,810
Municipal Bonds	—	2,776,959	—	2,776,959
Term Loans	—	12,240,758	—	12,240,758
U.S. Government Obligations	—	129,102,934	—	129,102,934
Investment Companies	326,622,181	—	—	326,622,181
Short-Term Investments	19,472,895	17,658,726	—	37,131,621
Purchased Options	53,668	95,580	—	149,248
Total Assets – Investments at value	$346,208,520	$763,069,584	$226,180	$1,109,504,284
Liabilities:
Mortgage-Backed Securities	$—	$(37,350,618)	$—	$(37,350,618)
Total Liabilities – Investments at value	$—	$(37,350,618)	$—	$(37,350,618)
Net Investments	$346,208,520	$725,718,966	$226,180	$1,072,153,666

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$6,316	$—	$—	$6,316
Forward Foreign Currency Exchange Contracts	—	244,540	—	244,540
Swap Contracts	—	144,325	—	144,325
Total Assets - Derivative Financial Instruments	$6,316	$388,865	$—	$395,181
Liabilities:
Futures Contracts	$(254,249)	$—	$—	$(254,249)
Forward Foreign Currency Exchange Contracts	—	(283,024)	—	(283,024)
Written Options	(28,450)	(836,365)	—	(864,815)
Swap Contracts	—	(275,845)	—	(275,845)
Total Liabilities - Derivative Financial Instruments	$(282,699)	$(1,395,234)	$—	$(1,677,933)
Net Derivative Financial Instruments	$(276,383)	$(1,006,369)	$—	$(1,282,752)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund

	Par	Value
Municipal Bonds – 91.0%
Alabama – 2.5%
Alabama State University Revenue Bonds (AG Insured), 5.75%, 9/01/50	$100,000	$108,428
Birmingham Jefferson Civic Center Authority Special Tax Bonds, Series A, 5.00%, 7/01/48	250,000	251,125
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C, 5.50%, 6/01/32(a)(b)(c)	1,250,000	1,377,388
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,085,890
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	511,496
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 2.93%, 10/01/27(a)(c)	250,000	247,232
Black Belt Energy Gas District Revenue Bonds, Series B, Gas Project, 5.00%, 10/01/35	500,000	521,346
Black Belt Energy Gas District Revenue Bonds, Series F, Gas Project, 5.00%, 12/01/35	350,000	377,754
Lower Alabama Gas District Revenue Refunding Bonds, Series A, Gas Project, 5.00%, 12/01/33	150,000	159,633
Southeast Alabama State Gas Supply District Revenue Refunding Bonds, Series 2024-B, Project No. 2, 5.00%, 5/01/32(a)(b)(c)	350,000	374,672
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6, 5.00%, 6/01/30	475,000	506,143
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	150,000	156,198
	Par	Value
Alabama (Continued)
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series A,
5.00%, 6/01/30	$175,000	$187,606
5.00%, 6/01/31	325,000	350,904
Southeast Energy Authority Cooperative District Gas Supply Revenue Bonds, Series F,
5.25%, 11/01/35	500,000	554,269
5.25%, 11/01/35(a)(b)(c)	500,000	549,108

Southeast Energy Authority Cooperative Revenue Bonds, Series D, 5.00%, 9/01/35	100,000	110,211
Southeast Energy Authority Cooperative Revenue Bonds, Series E, 5.00%, 10/01/30	500,000	542,853
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	260,000	261,569
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	386,142
		8,619,967
Alaska – 0.3%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	631,650
Alaska State Railroad Corp., Cruise Port Revenue Bonds (AMT) (AG Insured), 5.50%, 10/01/31	200,000	225,432
		857,082
Arizona – 1.4%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	145,260
Arizona State IDA MFH Variable Revenue Bonds, Diamond View at Ballpark Village, 2.76%, 7/01/29(a)(b)(c)	1,000,000	996,790

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arizona (Continued)
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	$1,000,000	$1,018,750
Chandler IDA Variable Revenue Bonds (AMT), Intel Corp., Project,
4.10%, 6/15/28(a)(b)(c)	1,130,000	1,144,064
4.00%, 6/01/29(a)(b)(c)	500,000	510,004

Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	247,646
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	238,033
Sierra Vista IDA Education Facility Revenue Bonds, Wake Preparatory Academy, 6.25%, 6/15/45	250,000	255,712
Yuma Arizona IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center (AGC Insured), 4.00%, 8/01/49	350,000	317,716
		4,873,975
Arkansas – 0.1%
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	132,814
5.00%, 8/01/29	120,000	130,181

Springdale Water & Sewer Revenue Bonds, 5.00%, 9/01/30	150,000	166,877
		429,872
California – 5.5%
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 12/01/32(a)(b)(c)	1,000,000	1,055,273
5.00%, 8/01/33(a)(b)(c)	150,000	164,535
5.00%, 12/01/35	775,000	861,617

California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1, Clean Energy Project, 4.00%, 8/01/31(a)(b)(c)	500,000	506,062
	Par	Value
California (Continued)

California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	$450,000	$478,035
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.00%, 11/01/35(a)(b)(c)	300,000	327,633
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	212,961	218,807
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	574,806
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	217,447
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 3.00%, 7/01/50	1,250,000	920,180
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	110,821
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	290,287
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	450,000	465,344
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Draw Down Waste Management Inc., 3.38%, 9/01/28(a)(b)(c)	500,000	499,887

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	$320,000	$328,356
California State School Finance Authority Charter Revenue Bonds, Fortune School of Education, 5.13%, 6/01/59(d)	250,000	223,615
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	478,494
California State School Finance Authority Educational Facilities Revenue Refunding Bonds, New Designs Charter School, 5.00%, 6/01/64(d)	100,000	92,075
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	387,784
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	505,101
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	458,296
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	250,104
California Statewide Communities Development Authority Special Assessment Revenue Bonds, Statewide Community Infrastructure Program, 5.25%, 9/02/43	200,000	205,522
	Par	Value
California (Continued)

California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	$300,000	$285,458
Central Valley Energy Authority Commodity Supply Variable Revenue Bonds, 5.00%, 8/01/35(a)(b)(c)	650,000	702,497
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	271,244
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	147,414
Golden State Tobacco Securitization Corp., Tobacco Settlement Subordinate Revenue Refunding CABS , Series B-2, 0.00%, 6/01/66(e)	1,000,000	104,873
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	315,852
Los Angeles Department of Airports Senior Revenue Bonds (AMT), Private Activity, 5.00%, 5/15/47	250,000	257,089
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/46	280,000	280,238
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	997,318
Los Angeles Waterworks Department of Water & Power Revenue Refunding Bonds, Series C, 5.00%, 7/01/43	300,000	327,428
Orange County Community Facilities District No. 2023-1 Special Tax Bonds, Rienda Phase 2B, 5.50%, 8/15/53	500,000	517,064

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Pittsburg PFA Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	$250,000	$245,881
Riverside Unified School District Special Tax Bonds, Community Facilities District No. 38, 5.00%, 9/01/45	100,000	102,295
Sacramento County Airport System Subordinate Revenue Bonds, Series D (AMT) (AG Insured), 5.25%, 7/01/50	280,000	292,064
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	551,381
San Francisco Bay Area Rapid Transit District Sustainable GO Unlimited Bonds, Series C-1, 4.00%, 8/01/45	200,000	195,959
San Francisco California City & County Airport Commission International Airport Revenue Bonds, Series A (AMT), 5.25%, 5/01/42	480,000	488,130
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, 4.00%, 11/01/39	385,000	385,543
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.50%, 7/01/35(a)(b)(c)	500,000	562,059
Southern California Public Power Authority Revenue Bonds, Series A, Clean Energy Project, 5.00%, 9/01/30(a)(b)(c)	1,000,000	1,066,645
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	105,098
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	806,024
		18,627,635
	Par	Value
Colorado – 3.6%
Adams & Arapahoe Counties Joint School District No. 28J Aurora GO Unlimited Bonds (State Aid Withholding), 5.50%, 12/01/45	$150,000	$169,091
Baseline Metropolitan District No. 1 Special GO Unlimited Revenue Refunding Bonds, Series A (AGC Insured), 4.00%, 12/01/46	360,000	340,761
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Ascent Classical Academy, 5.75%, 4/01/59(d)	100,000	97,428
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/29	590,000	624,892
5.00%, 3/15/30	310,000	332,972
5.00%, 3/15/35	590,000	622,910

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	974,672
Colorado Science & Technology Park Metropolitan District No. 1 Revenue Refunding Bonds, Series A (AGM Insured), 4.25%, 12/01/44	250,000	243,637
Colorado Springs School District No. 11 COPS (BAM Insured), 5.00%, 12/15/43	400,000	426,632
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,165,302
6.00%, 12/15/41	500,000	580,475
Colorado State COPS, Series A,
4.00%, 12/15/36	200,000	209,829
4.00%, 12/15/40	375,000	380,482

Colorado State Health Facilities Authority Revenue Bonds, Series A, Craig Hospital Project, 5.25%, 12/01/50	250,000	258,000

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Colorado State Health Facilities Authority Revenue Bonds, Series B, Craig Hospital Project, 5.00%, 12/01/32	$250,000	$279,550
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series 2019-A, AdventHealth Obligated Group, 4.00%, 11/15/43	500,000	470,995
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	200,000	200,295
Colorado State HFA MFH Variable Revenue Bonds, Albion Apartments Project, 3.38%, 7/01/28(a)(b)(c)	100,000	101,138
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	325,000	364,159
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	514,726
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	500,000	504,130
5.00%, 12/01/40	250,000	251,146

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	180,090
Midtown Clear Creek Metropolitan District Refunding GO Limited Bonds, Series A (BAM Insured), 5.00%, 12/01/53	845,000	878,816
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	304,722
Thornton Development Authority Tax Increment Allocation Bonds, East 144th Avenue & I-25 Project, 5.00%, 12/01/29	1,320,000	1,425,541
	Par	Value
Colorado (Continued)
Trails at Crowfoot Metropolitan District No. 3 GO Limited Refunding Bonds, Series A (AGC Insured),
5.00%, 12/01/27	$100,000	$103,941
5.00%, 12/01/29	130,000	140,246
5.00%, 12/01/31	150,000	166,629
		12,313,207
Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	413,109
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	238,071
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Hartford HealthCare Issue,
5.00%, 7/01/45(f)	700,000	734,873
5.50%, 7/01/51(f)	150,000	160,156

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	221,459
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/01/39	120,000	105,594
4.00%, 7/01/49	100,000	75,160

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	125,189
West Haven City GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/27	255,000	261,515
		2,335,126

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Delaware – 0.5%
Bridgeville Special Tax Obligation Bonds, Heritage Shores Special Development, 5.25%, 7/01/44(d)	$100,000	$100,512
Delaware State Transportation Authority System Senior Revenue Bonds, 3.00%, 7/01/43	1,500,000	1,298,272
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	253,712
5.00%, 7/01/48	100,000	93,853
		1,746,349
District of Columbia – 1.4%
District of Columbia Hospital Revenue Refunding Bonds, Children’s Hospital, 5.00%, 7/15/44	300,000	300,099
District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.25%, 5/01/48	500,000	528,984
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	371,278
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	97,700
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	280,000	247,108
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	357,040
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/46	500,000	509,100
5.25%, 10/01/48	1,000,000	1,033,561
4.00%, 10/01/51	500,000	439,960
	Par	Value
District of Columbia (Continued)

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	$525,000	$557,190
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed Bonds, 5.25%, 7/15/53	450,000	469,009
		4,911,029
Florida – 4.4%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	500,181
Ave Maria Stewardship Community District Capital Improvement Special Assessment Revenue Bonds, Phase 5 Master Improvements Project, 5.60%, 6/01/56	100,000	98,823
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	791,770
Capital Trust Authority Educational Facilities Revenue Bonds, Florida Institute of Technology, 5.00%, 7/01/45(d)	100,000	96,894
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects, 5.00%, 12/01/35	240,000	275,162
Florida Development Finance Corp., Healthcare Facilities Revenue Bonds, Series A, Tampa General Hospital Project,
5.00%, 8/01/29(f)	190,000	205,316
5.00%, 8/01/30(f)	175,000	192,516
5.00%, 8/01/31(f)	190,000	212,015

Florida Development Finance Corp., Healthcare Facilities Variable Revenue Bonds, Series B, Tampa General Hospital Project, 5.00%, 10/01/31(a)(b)(c)(f)	500,000	553,135

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Florida State Housing Finance Corp., Multifamily Mortgage Variable Revenue Bonds, Residences at Marina Village, 2.85%, 10/01/28(a)(b)(c)	$600,000	$599,073
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	503,551
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), Unrefunded Balance, 5.00%, 10/01/40	335,000	335,650
Hillsborough County IDA Health System Revenue Refunding Bonds, BayCare Health System, 4.13%, 11/15/51	330,000	299,718
KD52 Community Development District No.1 Special Assessment Revenue Bonds, 6.13%, 5/01/56	100,000	99,630
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds, Lakewood Ranch Southeast Project, 5.80%, 5/01/45	100,000	103,829
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	365,948
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	309,379
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	366,636
Lee County School Board COPS, Series A, 5.25%, 8/01/47	690,000	732,894
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured), 5.00%, 2/01/41	250,000	270,931
	Par	Value
Florida (Continued)

Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	$500,000	$501,386
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	325,000	372,882
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	250,480
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	250,859
Miami-Dade County Seaport Subordinate Revenue Refunding Bonds, Subseries B-1 (AMT), 4.00%, 10/01/46	500,000	449,736
Orlando Contract Tourist Development Tax Payments Revenue Bonds, Camping World Stadium (AG Insured), 5.25%, 11/01/43	250,000	276,121
Palm Beach County Health Facilities Authority Revenue Refunding Bonds, Acts Retirement - Life Communities, 5.00%, 11/15/32	500,000	507,259
Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	397,194
Saint John County School Board COPS, Series A (AGM Insured), 5.25%, 7/01/46	500,000	530,854
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	253,523
South Broward Hospital District Revenue Bonds, South Broward Hospital District Obligated Group, 4.00%, 5/01/48	500,000	464,259
South Broward Hospital District Revenue Refunding Bonds, Series A, 4.00%, 5/01/44	500,000	474,609

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

South Miami Health Facilities Authority Variable Revenue Bonds, Baptist Health South Florida, 5.00%, 8/15/30(a)(b)(c)	$750,000	$807,398
Tampa Health System Revenue Bonds, Series A, BayCare, 4.00%, 11/15/46	415,000	366,188
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/27	125,000	128,973
Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	230,000	233,514
Village Community Development District No. 15 Special Assessment Revenue Bonds, 4.20%, 5/01/39(d)	250,000	250,204
Village Community Development District No. 16 Special Assessment Revenue Bonds, 4.88%, 5/01/45	250,000	250,659
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	517,397
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	497,855
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	440,718
		15,135,119
Georgia – 3.8%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	401,223
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT), 5.25%, 7/01/45	100,000	106,113
	Par	Value
Georgia (Continued)
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	$200,000	$200,513
Atlanta Development Authority Student Housing Revenue Bonds, PRG - CAU Properties LLC Project,
5.00%, 7/01/35(d)	125,000	131,666
6.00%, 7/01/45(d)	100,000	104,701
6.00%, 7/01/55(d)	135,000	139,094

Atlanta Development Authority Tax Allocation Bonds, Westside Gulch Area Project, Series A, 5.50%, 4/01/39(d)	250,000	259,054
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	233,636
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project, 3.38%, 3/12/27(a)(b)(c)	575,000	578,809
City of Atlanta Airport Passenger Facility Charge Subordinate Lien Green Revenue Bonds (AMT), 5.25%, 7/01/41	500,000	548,366
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	213,041
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	508,731
Geo L. Smith II Congress Center Authority Convention Center Hotel First Tier Revenue Bonds,
4.00%, 1/01/36	500,000	504,718
4.00%, 1/01/54	250,000	211,382

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Georgia State Housing & Finance Authority Revenue Bonds, Series A, 4.70%, 12/01/54	$265,000	$262,418
Georgia State Ports Authority Revenue Bonds, 5.00%, 7/01/47	1,000,000	1,043,933
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	530,450
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	153,437
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 6/01/30(a)(b)(c)	1,000,000	1,061,627
5.00%, 9/01/31(a)(b)(c)	250,000	270,266
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	700,000	733,878
5.00%, 3/01/30(a)(b)(c)	335,000	354,709
5.00%, 3/01/32(a)(b)(c)	750,000	811,353

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	350,000	350,077
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	264,851
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E, 5.00%, 12/01/32(a)(b)(c)	500,000	538,517
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	160,677
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 5.00%, 12/01/35(a)(b)(c)	250,000	268,598
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	253,092
	Par	Value
Georgia (Continued)

Municipal Electric Authority Revenue Bonds, Plant VOGTLE Units 3&4 Project (BAM, TCRS Insured), 5.00%, 1/01/49	$250,000	$250,238
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.25%, 9/01/43	1,000,000	1,111,534
5.25%, 9/01/44	250,000	275,425

Savannah Georgia Center Authority Convention Center Hotel First Tier Revenue Bonds, 5.25%, 6/01/61	100,000	98,605
Savannah Georgia Center Authority Convention Center Hotel Second Tier Revenue Bonds, 6.00%, 6/01/50(d)	100,000	98,724
		13,033,456
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	243,788
Hawaii – 0.2%
Honolulu City & County Wastewater System Sustainable Revenue Bonds, Senior Series A, 5.25%, 7/01/54	600,000	641,081
Idaho – 0.5%
Idaho State Health Facilities Authority Variable Revenue Bonds, St. Luke’s Health System Project (TD Bank N.A. LOC), 3.20%, 3/01/60(c)(g)	200,000	200,000
Idaho State Housing & Finance Association SFM Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured), 6.00%, 7/01/54	460,000	511,786
Southern Idaho Regional Solid Waste District RANS, USDA Takeout Loan, 4.00%, 3/01/28	1,000,000	1,014,221
		1,726,007

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois – 5.9%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	$500,000	$502,007
5.00%, 12/01/42	250,000	247,092

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	333,702
Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	758,921
Chicago Board of Education GO Unlimited Refunding Bonds, Series B,
5.25%, 12/01/30	350,000	368,535
5.00%, 12/01/32	300,000	305,804

Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(e)	750,000	661,132
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	266,283
Chicago GO Unlimited Bonds, Series B, 5.00%, 1/01/32	1,000,000	1,069,501
Chicago O’Hare International Airport Revenue Refunding Bonds, Series C (AMT), 5.00%, 1/01/31	500,000	551,136
Chicago O’Hare International Airport Revenue Refunding Bonds, Series D, 5.00%, 1/01/45	500,000	529,729
Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	709,236
Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	264,781
Chicago Refunding GO Unlimited Bonds, Series B, 5.00%, 1/01/31	1,000,000	1,061,715
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	249,398
	Par	Value
Illinois (Continued)

Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	$250,000	$266,926
Cook County Sales Tax Revenue Refunding Bonds, 5.00%, 11/15/45	1,000,000	1,050,545
Du Page & Will Counties Community School District No. 204 Indian Prairie GO Unlimited Bonds, 5.00%, 1/15/45	500,000	522,399
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	105,005
Illinois State Finance Authority Revenue Bonds, The Chicago School, 5.25%, 4/01/43	250,000	255,838
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	251,478
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	217,933
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	242,375
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	250,269
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History, (SOFR + 1.20%), 3.70%, 9/01/28(a)(c)	240,000	240,710
Illinois State GO Unlimited Bonds, Series A, 5.00%, 5/01/32	500,000	523,843
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	250,000	274,604
5.50%, 5/01/47	100,000	105,033
5.25%, 5/01/47	100,000	103,832

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State HDA MFH Variable Revenue Bonds, Hope Manor Village Joliet (Housing & Urban Development Section 8 Program), 3.15%, 2/01/28(a)(b)(c)	$500,000	$504,172
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	190,000	204,319
Illinois State Refunding GO Unlimited Bonds, 5.00%, 2/01/39	200,000	219,575
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	387,981
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/40	400,000	400,482
4.00%, 1/01/46	250,000	227,028
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	537,617
5.00%, 1/01/45	250,000	260,635
Illinois State University Revenue Refunding Bonds,
5.00%, 4/01/31	220,000	243,917
5.00%, 4/01/32	225,000	252,331

Joliet Waterworks & Sewage Revenue Bonds (BAM Insured), 5.25%, 1/01/50	500,000	519,389
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
5.00%, 6/15/42	500,000	516,687
4.00%, 12/15/42	250,000	243,011

Naperville GO Unlimited Bonds, 4.00%, 12/01/41	145,000	149,794
Northern Illinois University Board of Trustees Auxiliary Facilities System Revenue Bonds (BAM Insured), 5.00%, 10/01/27	350,000	361,607
	Par	Value
Illinois (Continued)

Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	$190,000	$194,816
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	251,385
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 4.00%, 12/01/39	250,000	250,539
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
4.00%, 12/30/38	500,000	509,102
4.00%, 12/30/40	500,000	504,725

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	250,361
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	660,558
Will County Community Unit School District No. 201 GO Limited Bonds, Series C, Crete-Monee (AG Insured), 4.00%, 1/01/36	250,000	250,126
		20,189,919
Indiana – 2.0%
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/28(e)	900,000	830,004
0.00%, 1/15/29(e)	560,000	507,343

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, DePauw University Project, 5.50%, 7/01/52	255,000	258,302
Indiana State Finance Authority Health System Revenue Refunding Bonds, Series C, Indiana University Health, 5.25%, 10/01/44	150,000	163,590

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Indiana University Health, 5.00%, 10/01/29(a)(b)(c)	$1,205,000	$1,295,839
Indiana State Finance Authority Revenue Refunding Bonds, Ascension Senior Credit Group, 5.00%, 11/15/43	100,000	107,712
Indiana State Housing & Community Development Authority SFM Sustainable Revenue Bonds, Series C-1, (GNMA, FNMA, FHLMC Insured), 4.85%, 7/01/45	150,000	151,724
Ips Multi-School Building Corp., Sustainable Revenue Bonds, First Mortgage (State Intercept Program), 5.00%, 7/15/44	250,000	263,922
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	210,959
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC,
4.88%, 1/01/44(d)	250,000	254,345
5.00%, 1/01/54(d)	250,000	245,336

Vanderburgh County Redevelopment District Tax Increment Allocation Revenue Bonds (State Intercept Program), 5.00%, 2/01/31(f)	250,000	272,570
Vanderburgh County Redevelopment District Tax Increment Allocation Revenue Refunding Bonds (State Intercept Program), 5.00%, 2/01/30(f)	270,000	290,114
Westfield Washington Multi-School Building Corp., Revenue Bonds, First Mortgage (BAM State Intercept Program),
5.00%, 1/15/28	215,000	224,380
5.00%, 7/15/28	315,000	332,207
	Par	Value
Indiana (Continued)
Westfield Washington Multi-School Building Corp., Revenue Bonds, Series B (BAM State Intercept Program),
5.00%, 7/15/27	$375,000	$387,887
5.00%, 1/15/28	455,000	476,090

Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, 4.40%, 6/10/31(a)(b)(c)	500,000	525,832
		6,798,156
Kansas – 0.3%
Andover GO Unlimited Temporary Notes, Series A, 3.50%, 10/01/28	1,000,000	1,006,415
Kentucky – 1.8%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	250,022
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	400,749
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	158,461
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	248,666
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	194,399
5.00%, 5/15/46	100,000	82,999

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	300,889

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)

Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)(c)	$1,775,000	$1,918,334
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series C, 5.00%, 5/01/36	250,000	271,004
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,449,002
Rural Water Financing Agency Public Project Revenue Bonds, Public Project Construction, 3.70%, 5/01/27	1,000,000	998,477
		6,273,002
Louisiana – 1.4%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	474,666
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/28	500,000	525,705
Louisiana State Gasoline & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A-2 (TD Bank N.A. LOC), 3.20%, 5/01/43(c)(g)	150,000	150,000
Louisiana State Gasoline & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series C (TD Bank N.A. LOC), 3.20%, 5/01/43(c)(g)	805,000	805,000
Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	400,000	409,942
	Par	Value
Louisiana (Continued)
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)(c)	$300,000	$307,540
Louisiana State Public Facilities Authority Lease Revenue Bonds, South Quad L3C-Louisiana State University (AG Insured), 5.25%, 7/01/50	300,000	314,796
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA Inc., Project, 6.75%, 10/01/28(a)(b)(c)(d)	200,000	210,842
Saint James Parish Variable Revenue Bonds, Nustar Logistics L.P. Project, 3.70%, 6/01/30(a)(b)(c)	250,000	255,176
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., 3.30%, 7/03/28(a)(b)(c)	100,000	101,198
Shreveport Water & Sewer Revenue Refunding Bonds (AG Insured), 5.00%, 12/01/34	500,000	567,528
Terrebonne Parish Hospital Service District No. 1 Revenue Refunding Bonds, Terrebonne General Health System Project, 5.00%, 4/01/32	510,000	568,621
		4,691,014
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	222,137

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maine (Continued)
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(h)	$30,000	$31,036
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	639,970
		893,143
Maryland – 1.9%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	503,470
Baltimore Special Obligation Revenue Bonds, City-Wide Affordable Housing Program, 5.25%, 6/01/55(d)	100,000	98,138
Chestertown Economic Development Project Revenue Refunding Bonds, Washington College Project, 6.50%, 3/01/55	100,000	98,087
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	512,578
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	1,320,000	1,328,461
5.25%, 6/30/55	1,000,000	991,924

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	506,196
	Par	Value
Maryland (Continued)

Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	$145,000	$150,036
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	409,227
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	289,104
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	116,166
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	500,000	420,107
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	753,922
Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	250,000	172,348
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	217,741
		6,567,505

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Massachusetts – 0.6%
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	$500,000	$471,751
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health (AG Insured), 5.50%, 7/01/50	500,000	536,860
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	250,064
Massachusetts State Educational Financing Authority Senior Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/28	280,000	292,389
Massachusetts State Port Authority Revenue Bonds, Series B (AMT), 4.00%, 7/01/46	250,000	228,387
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	376,978
		2,156,429
Michigan – 2.2%
Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	51,166
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	247,947
Grand Rapids Economic Development Corp., Revenue Bonds, Beacon Hill at Eastgate Project, 6.13%, 11/01/60	100,000	99,976
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	95,000	95,044
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University of Detroit Mercy, 5.63%, 11/01/52	300,000	303,092
	Par	Value
Michigan (Continued)
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/01/35	$515,000	$525,927
4.00%, 12/01/40	500,000	495,958

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, Unrefunded Balance, 5.00%, 12/01/46	365,000	367,272
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 3.03%, 4/15/27(a)(c)	1,500,000	1,496,344
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Health Care, 1.20%, 4/13/28(a)(b)(c)	500,000	477,238
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 3.35%, 10/01/27(a)(b)(c)	1,000,000	1,002,293
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program, 5.50%, 11/15/49	1,000,000	1,078,660
Okemos Public School District GO Unlimited Bonds, Series II (Q-SBLF Insured), 5.00%, 5/01/49	500,000	521,708
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan, 5.00%, 12/01/33	470,000	533,054
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	302,186
		7,597,865
Minnesota – 1.0%
Center City Health Care Facilities Revenue Refunding Bonds, Hazelden Betty Ford Foundation, 5.00%, 11/01/31	210,000	231,175

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Minnesota (Continued)
Cologne Charter School Lease Revenue Bonds, Academy Project A, 5.00%, 7/01/29	$250,000	$250,162
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	213,997
Minneapolis Health Care System Revenue Refunding Bonds, Fairview Health Services, Series A, 5.00%, 11/15/27	585,000	585,492
Rochester Health Care Facilities Variable Revenue Bonds, Series C, Mayo Clinic, 2.65%, 11/15/64(c)(g)	2,000,000	2,000,000
		3,280,826
Mississippi – 0.3%
Mississippi Alcoholic Beverage Control Revenue Bonds, ABC Warehouse Construction Project, 5.00%, 10/01/44	250,000	266,760
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	269,934
Warren County Gulf Opportunity Zone Revenue Refunding Bonds, International Paper Company Project,
4.00%, 9/01/32	100,000	104,290
4.20%, 5/01/34	250,000	263,741
		904,725
Missouri – 0.8%
Central Southwest Community College District COPS, 5.00%, 3/01/27	225,000	230,892
Kansas City IDA Economic Activity TRB, Historic Northeast Redevelopment Plan, 5.00%, 6/01/46(d)	200,000	198,744
Kansas City Industrial Development Authority Revenue Refunding Bonds, Platte Purchase Project A, 6.00%, 1/01/48(d)	100,000	101,326
	Par	Value
Missouri (Continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds, Mercy Health, 3.00%, 6/01/53	$970,000	$690,419
Missouri State Health & Educational Facilities Authority Revenue Bonds, Lutheran Senior Services Project, Series 2025-A, 5.00%, 2/01/29	875,000	916,989
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/27	215,000	218,919
5.00%, 2/15/28	250,000	258,848

Phelps County Hospital Revenue Bonds, Phelps Health, 6.00%, 12/01/55	150,000	159,408
		2,775,545
Montana – 0.2%
Montana State Facility Finance Authority Revenue Refunding Bonds, Billings Clinic Obligated Group, 5.00%, 8/15/30	675,000	744,899
Nebraska – 0.7%
Central Plains Energy Project Gas Supply Revenue Bonds, Subseries A-1, 5.00%, 8/01/31(a)(b)(c)	1,250,000	1,342,778
Lincoln MFH Variable Revenue Bonds, Central at South Haymarket, 3.37%, 7/01/28(a)(b)(c)	1,000,000	1,011,578
		2,354,356
Nevada – 0.4%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	230,558
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	508,796
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/01/43	250,000	256,913
4.00%, 7/01/49	150,000	134,958

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nevada (Continued)

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	$90,000	$75,649
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	250,000	240,147
		1,447,021
New Hampshire – 0.6%
National Finance Authority Affordable Housing Certificates Revenue Bonds, 4.75%, 6/20/41	199,569	208,427
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	836,544	858,534
National Finance Authority Municipal Certificates Variable Sustainable Revenue Bonds (Housing & Urban Development Section 8 Program), 4.80%, 2/20/41	99,874	101,230
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	181,562
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, University of New Hampshire, 5.00%, 7/01/40	455,000	455,449
New Hampshire State Health & Educational Facilities Authority Revenue Bonds, Dartmouth Hitchcock Obligated Group, 4.00%, 8/01/43	250,000	234,219
		2,039,421
New Jersey – 1.2%
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	190,071
5.13%, 6/15/43	350,000	350,007
	Par	Value
New Jersey (Continued)

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	$250,000	$250,219
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	100,000	100,114
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	258,174
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	119,639
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	249,646
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc., Project, 2.20%, 12/03/29(a)(b)(c)	775,000	735,069
New Jersey State GO Unlimited Bonds, 2.00%, 6/01/37	1,175,000	985,100
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	248,443
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	534,263
		4,020,745
New York – 7.6%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	495,724
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	240,645

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	$250,000	$193,693
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	300,000	309,176
Hudson Yards Infrastructure Corp., Second Indenture Revenue Refunding Bonds, Series A (AGM Insured), 4.00%, 2/15/47	250,000	230,295
Liberty Development Corp., Revenue Refunding Bonds, Goldman Sachs Headquarters, 5.25%, 10/01/35	250,000	295,236
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/29	340,000	373,111
5.00%, 11/15/31	1,000,000	1,137,710

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D (BAM, TCRS Insured), 4.00%, 11/15/42	300,000	292,457
New York City Housing Development Corp., MFH Sustainable Neighborhood Revenue Bonds, 3.95%, 11/01/43	275,000	267,751
New York City Housing Development Corp., MFH Variable Sustainable Revenue Bonds, 3.75%, 7/02/29(a)(b)(c)	100,000	101,980
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	257,310
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	262,503
	Par	Value
New York (Continued)

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 5.25%, 6/15/54	$500,000	$522,305
New York City Transitional Finance Authority Adjustable Future Tax Secured Subordinate Revenue Bonds, 3.25%, 8/01/42(c)(g)	1,000,000	1,000,000
New York City Transitional Finance Authority Revenue Bonds, Subseries B-1, 4.00%, 8/01/42	295,000	290,023
New York City Transitional Finance Authority Subordinate Revenue Bonds, Fiscal 2026,
5.00%, 2/01/46(f)	250,000	263,914
5.50%, 2/01/48(f)	665,000	722,169
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025,
5.25%, 5/01/45	1,000,000	1,080,381
5.50%, 5/01/52	250,000	266,472
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025,
5.25%, 11/01/45	200,000	216,865
5.00%, 11/01/50	250,000	257,306

New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	271,985
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	258,986
New York Multi Modal GO Unlimited Bonds, Series E, Fiscal 2025, 5.00%, 8/01/44	640,000	683,466
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	600,037

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Mount Sinai Obligated Group, 5.25%, 7/01/50	$350,000	$349,537
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, White Plains Hospital Obligated Group, 5.25%, 10/01/49	100,000	100,786
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	256,152
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Pace University, 5.25%, 5/01/29	250,000	266,233
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/45	100,000	107,319
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	261,282
New York State Environmental Facilities Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Draw Down Casella Waste Systems, 4.25%, 9/03/30(a)(b)(c)(d)	1,000,000	1,015,498
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	465,493
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	500,508
5.38%, 11/15/40(d)	150,000	150,008
	Par	Value
New York (Continued)

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., 4.00%, 10/01/30	$1,500,000	$1,522,476
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., Laguardia,
5.00%, 10/01/35	500,000	530,862
5.00%, 10/01/40	250,000	257,356

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., 5.00%, 1/01/30	345,000	357,291
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal, 5.63%, 4/01/40	250,000	265,419
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal B Redevelopment (AGM-CR Insured), 4.00%, 7/01/32	250,000	250,007
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport,
5.50%, 6/30/39	250,000	277,832
5.50%, 6/30/54	335,000	339,967
6.00%, 6/30/55	100,000	105,982
6.00%, 6/30/59	175,000	184,729

New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), 5.00%, 6/30/49	250,000	250,179

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Transportation Development Corp., Special Facilities Sustainable Revenue Refunding Bonds (AMT), JFK Airport (AGC Insured), 5.25%, 12/31/54	$325,000	$330,185
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	261,914
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	269,521
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	508,551
5.00%, 3/15/41	250,000	267,803

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	493,829
Port Authority of New York & New Jersey Consolidated 183rd Revenue Bonds, 4.00%, 12/15/39	440,000	440,003
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	850,292
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	500,299
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	630,069
	Par	Value
New York (Continued)

Triborough Bridge & Tunnel Authority General Variable Refunding Revenue Bonds, Subseries B-2 (Bank of America N.A. LOC), 2.28%, 1/01/32(c)(g)	$1,600,000	$1,600,000
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	258,920
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C, 5.00%, 5/15/47	255,000	264,099
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 11/15/45	250,000	266,474
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	103,108
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	91,161
		25,842,644
North Carolina – 2.1%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds, 3.20%, 1/15/38(c)(g)	220,000	220,000
Columbus County Industrial Facilities & Pollution Control Financing Authority Recovery Zone Facility Revenue Refunding Bonds, International Paper Company Project, 4.20%, 5/01/34	250,000	263,742
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	853,539
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	256,981

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	$1,000,000	$1,046,203
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Section 8 Program),
5.00%, 10/01/28	300,000	304,031
5.00%, 10/01/34	250,000	252,011

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 54-A (GNMA, FNMA, FHLMC Insured), 4.80%, 1/01/55	200,000	198,356
North Carolina State Housing Finance Agency Revenue Bonds, Series 59-A, 1998 Trust Agreement, (GNMA, FNMA, FHLMC Insured), 4.55%, 7/01/45	100,000	99,485
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest at Duke Project,
4.00%, 9/01/33	180,000	184,259
4.00%, 9/01/34	185,000	188,699

North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement House, 3.75%, 10/01/28	525,000	525,310
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	94,917
North Carolina State Medical Care Commission Retirement Facilities Tax-Exempt Revenue Bonds, First Mortgage, Twin Lakes Community, 3.90%, 1/01/29	680,000	680,446
	Par	Value
North Carolina (Continued)

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	$225,000	$193,729
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	506,740
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	568,933
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	522,613
		6,959,994
North Dakota – 0.2%
City of Grand Forks Health Care System Revenue Bonds, Altru Health System, Series A (AGM Insured), 5.00%, 12/01/29	125,000	134,537
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	506,451
		640,988
Ohio – 2.3%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital, Escrowed to Maturity, 5.00%, 11/15/27	370,000	386,740
American Municipal Power-Ohio Inc., Revenue Bonds, AMP Michigan Cat Peaking Project,
5.00%, 2/15/29	205,000	219,147
5.00%, 2/15/30	290,000	315,700

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	740,183

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Bonds, Cleveland Museum of Natural History Project,
5.00%, 7/01/27	$125,000	$129,058
5.00%, 7/01/28	155,000	163,509

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	177,522
Cleveland-Cuyahoga County Port Authority Financing Senior Tax Increment Allocation Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	190,601
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	494,223
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	176,170
5.00%, 12/01/36	305,000	314,269

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Project, 5.00%, 11/15/41	250,000	292,308
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	76,104
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	252,461
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	476,862
	Par	Value
Ohio (Continued)

Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Dayton Power & Light Company Project, 4.25%, 6/01/27(a)(b)(c)	$925,000	$941,244
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	253,997
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	416,707
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	917,793
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health, 5.00%, 1/15/28	600,000	625,617
Summit County Development Finance Authority Housing Revenue Bonds, PRG-Akron Properties LLC University of Akron Project (BAM Insured), 5.50%, 7/01/60	100,000	104,336
		7,664,551
Oklahoma – 2.8%
Caddo County Educational Facilities Authority Lease Revenue Bonds, Hinton Public Schools Project, 4.00%, 9/01/31	890,000	900,376
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/28	1,230,000	1,282,409
Creek County Educational Facilities Authority Lease Revenue Bonds, Sapulpa Public Schools Project (BAM Insured), 4.13%, 9/01/48	250,000	236,711

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oklahoma (Continued)
McIntosh County Educational Facilities Authority Lease Revenue Bonds, Eufaula Public Schools Project,
5.00%, 9/01/30	$455,000	$489,614
5.00%, 9/01/31	200,000	217,557

Murray County Educational Facilities Authority Lease Revenue Bonds, Davis Public Schools Project, 5.00%, 9/01/29	595,000	626,554
Oklahoma City Water Utilities Trust Utility System Revenue Bonds, 5.25%, 7/01/64	500,000	526,711
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Western Heights Public Schools, 5.00%, 9/01/31	1,000,000	1,066,228
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	8,975	458
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	43,620	23,640
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Crimson Flats West, 3.63%, 5/01/27(a)(b)(c)	625,000	630,455
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 5.00%, 1/01/47	1,000,000	1,007,982
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	503,988
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	282,830
Texas County Development Authority Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, 5.00%, 10/01/29	720,000	781,735
	Par	Value
Oklahoma (Continued)

Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, 5.00%, 9/01/29	$370,000	$400,916
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	461,693
		9,439,857
Oregon – 0.9%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	510,850
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp., Project, 3.80%, 6/15/28(a)(b)(c)	500,000	508,021
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	300,000	321,730
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	500,606
Port of Morrow GO Limited Refunding Bonds, Series D, 4.00%, 12/01/27	240,000	243,916
Port of Portland Airport Revenue Refunding Bonds, Series 30B (AMT), 5.00%, 7/01/27	500,000	515,963
Port of Portland Airport Sustainable Revenue Bonds, Series 30 (AMT), 5.25%, 7/01/49	250,000	260,082
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	265,161
		3,126,329

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania – 4.3%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	$250,000	$259,890
Chester County IDA Revenue Bonds, Avon Grove Charter School, 5.00%, 3/01/27	500,000	504,127
Chester County IDA Sustainable Revenue Bonds, Longwood Gardens, 4.00%, 12/01/51	805,000	722,722
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AG Insured), 4.00%, 6/01/39	500,000	499,835
Cumberland County Municipal Authority Revenue Bonds, Penn State Health, 4.00%, 11/01/44	500,000	459,838
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	180,838
Doylestown Hospital Authority Revenue Refunding Bonds, Doylestown Hospital, Unrefunded Balance, 5.00%, 7/01/41	350,000	352,004
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System,
4.00%, 2/15/39	250,000	247,778
4.00%, 2/15/47	500,000	446,042

Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System Obligation, 4.00%, 4/01/39	340,000	340,197
Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	470,000	504,983
Lancaster Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Garden Spot Village Project, 5.00%, 5/01/30	200,000	214,837
	Par	Value
Pennsylvania (Continued)

Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	$750,000	$699,701
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	500,000	506,682
Pennsylvania State Economic Development Financing Authority Parking System Revenue Refunding Bonds, Senior Insured Capitol Region (AGM Insured), 5.00%, 1/01/40	500,000	540,373
Pennsylvania State Economic Development Financing Authority Revenue Bonds (AMT), Pennsylvania Bridges FINCO LP-P3 Project,
5.00%, 12/31/34	250,000	251,051
4.13%, 12/31/38	295,000	287,287

Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The PennDOT Major Bridges, 5.75%, 6/30/48	575,000	603,138
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, 4.00%, 3/15/40	500,000	496,465
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 4.00%, 4/15/45	500,000	449,649
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	219,606
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series AT-1, Unrefunded Balance, 4.00%, 6/15/35	500,000	500,321

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	$585,000	$580,513
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	262,120
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C, 5.00%, 12/01/46	250,000	260,245
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	323,899
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	475,000	489,385
5.00%, 7/01/33	400,000	409,865
5.00%, 7/01/35	155,000	158,288

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	245,380
Philadelphia School District GO Limited Bonds, Series A (BAM, TCRS Insured State Aid Withholding),
4.00%, 9/01/39	500,000	514,444
4.00%, 9/01/40	500,000	507,996

Philadelphia School District GO Limited Bonds, Series A (State Aid Withholding), 5.00%, 9/01/44	500,000	516,841
Phoenixville Area School District GO Limited Bonds (State Aid Withholding), 4.00%, 11/15/40	250,000	253,574
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	307,675
5.00%, 5/01/28	215,000	224,569
	Par	Value
Pennsylvania (Continued)

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	$250,000	$262,127
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project, 4.00%, 11/15/27	130,000	130,400
		14,734,685
Puerto Rico – 1.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	264,481
Puerto Rico Commonwealth Notes,
2.41%, 11/01/43(b)(c)	185,812	121,707
1.60%, 11/01/51(b)(c)	1,104,314	734,369
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/27	309,847	316,823
5.63%, 7/01/29	1,058,875	1,125,006
5.75%, 7/01/31	57,185	63,130
4.00%, 7/01/33	54,226	54,803
4.00%, 7/01/35	48,742	48,946
4.00%, 7/01/37	106,285	104,457
4.00%, 7/01/41	56,878	53,397

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(e)	69,785	51,075
Puerto Rico Sales Tax Financing Corp., Restructured CABS, Series A-1,
0.00%, 7/01/27(e)	160,000	152,726
0.00%, 7/01/33(e)	500,000	382,328
0.00%, 7/01/46(e)	875,000	303,171
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/01/53	1,011,000	975,138
5.00%, 7/01/58	157,000	153,664
		4,905,221

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	$500,000	$522,273
South Carolina – 0.6%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(e)	300,991	217,334
0.00%, 1/01/42(e)	228,148	80,578
0.00%, 7/22/51(e)	262,488	42,319

South Carolina State Jobs EDA Economic Development Revenue Bonds, Bishop Garden Episcopal Retirement Community, 5.13%, 4/01/46	250,000	250,618
South Carolina State Jobs EDA Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, 5.00%, 11/15/31	280,000	300,668
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	414,092
South Carolina State Jobs-Economic Development Authority Educational Facilities Revenue Bonds, American Leadership Academy-Lexington, 5.50%, 6/15/33	125,000	124,895
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	270,338
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	359,088
		2,059,930
	Par	Value
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Avera Health, 4.25%, 7/01/49	$475,000	$457,967
Tennessee – 1.6%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	250,000	262,756
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	401,931
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.25%, 7/01/51(f)	525,000	547,214
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/01/29	535,000	547,788
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare (AG Insured), 5.00%, 6/01/35	250,000	283,294
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	500,000	509,335
Tennessee State Energy Acquisition Corp., Gas Revenue Refunding Bonds, Series A, 5.00%, 12/01/35	1,225,000	1,319,440

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Tennessee (Continued)
Tennessee State Energy Acquisition Corp., Revenue Bonds, Series A, Gas Project, 5.00%, 11/01/34	$500,000	$543,480
Tennessee State Energy Acquisition Corp., Variable Revenue Refunding Bonds, Series A, Gas Project, 5.00%, 5/01/28(a)(b)(c)	1,000,000	1,036,367
		5,451,605
Texas – 11.9%
Alvarado Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 4.00%, 8/15/28(a)(b)(c)	675,000	700,125
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	514,653
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	630,231
Beaumont Waterworks & Sewer System Revenue Bonds (BAM Insured), 5.00%, 9/01/44	500,000	529,210
Bexar County Hospital District Certificates GO Limited Bonds, 4.00%, 2/15/43	250,000	243,285
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	199,999
Burleson Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 4.00%, 8/01/40	325,000	323,411
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	509,708
Clifton Higher Education Finance Corp., Education Revenue Bonds, Yes Prep Public Schools, Inc. (PSF, Gtd), 5.00%, 4/01/29	500,000	535,761
	Par	Value
Texas (Continued)
Clifton Higher Education Finance Corp., Education Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd),
4.38%, 2/15/42	$500,000	$511,675
5.25%, 2/15/43	200,000	215,262
5.25%, 2/15/44	450,000	481,902
Clifton Higher Education Finance Corp., Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd),
5.25%, 2/15/45	250,000	265,080
4.13%, 8/15/49	200,000	190,997

Clifton Higher Education Finance Corp., Variable Revenue Bonds, International Leadership of Texas, Inc. (PSF, Gtd), 4.00%, 2/15/30(a)(b)(c)	1,500,000	1,575,840
Clifton Higher Educational Finance Corp., Revenue Refunding Bonds, Idea Public School (PSF, Gtd), 4.00%, 8/15/44	1,000,000	963,007
Dallas Refunding GO Limited Bonds, Series B (AGM-CR Insured), 4.00%, 2/15/43	415,000	408,312
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(c)(d)	250,000	250,326
Dallas-Fort Worth International Airport Revenue, Series A-1 (AMT), 5.25%, 11/01/42	300,000	329,032
Dallas-Fort Worth International Airport Variable Revenue Bonds, Series A-2 (AMT), 5.00%, 11/01/29(a)(b)(c)	1,000,000	1,065,640
Denton County Permanent Improvement GO Limited Bonds, 4.00%, 7/15/43	285,000	286,105
Denton County Special Assessment Revenue Bonds, Green Meadows Public Improvement District, 6.13%, 12/31/55(d)	100,000	102,808
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	387,996

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Fort Bend Independent School District Refunding GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/15/31	$500,000	$565,874
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, First Tier, 4.00%, 10/01/45	265,000	251,875
Greater Texoma Utility Authority Contract Revenue Bonds (BAM Insured), 5.00%, 10/01/50	250,000	258,549
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	381,819
4.00%, 10/01/43	250,000	247,029

Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Memorial Hermann Health System, 5.00%, 7/01/29	255,000	275,993
Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Texas Children’s Hospital,
5.00%, 10/01/31	545,000	617,360
4.00%, 10/01/38	350,000	353,825

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	570,000	602,285
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Texas Children’s Hospital, 5.00%, 10/01/31(a)(b)(c)	615,000	685,071
Harris County Flood Control District GO Limited Bonds, Series A, Sustainability Bonds, 4.00%, 9/15/43	250,000	250,739
	Par	Value
Texas (Continued)

Harris County Health Facilities Development Corp., Variable Revenue Refunding Bonds, Methodist Hospital, 3.25%, 12/01/41(c)(g)	$880,000	$880,000
Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds, Series B (AGC Insured), 5.00%, 11/15/43	225,000	239,360
Housing Options, Inc., Multifamily Variable Revenue Bonds, The Culbreath, 3.75%, 11/01/28(a)(b)(c)	1,000,000	1,019,279
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal, 5.25%, 7/15/33	250,000	270,729
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	178,084
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	127,109
Houston Airport System Special Facilities Revenue Bonds (AMT), United Airlines, Inc., 5.00%, 7/15/28	500,000	514,731
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/01/30	750,000	817,763
5.50%, 7/01/43	125,000	137,989

Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	428,229
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	534,241

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	$730,000	$654,728
Las Varas Public Facility Corp., MFH Variable Revenue Bonds, Series A, Central at Commerce, 3.35%, 11/01/29(a)(b)(c)	500,000	500,369
Leander Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 5.00%, 8/15/41	125,000	140,346
Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	500,000	525,066
Midland Independent School District GO Unlimited Bonds (PSF, Gtd), Prerefunded,
5.00%, 2/15/28(h)	40,000	42,100
5.00%, 2/15/28(h)	170,000	178,926

Midland Independent School District GO Unlimited Bonds (PSF, Gtd), Unrefunded Balance, 5.00%, 2/15/50	290,000	293,501
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	500,563
New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Brazos Presbyterian Homes, 5.00%, 1/01/29	640,000	668,852
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	94,431
Northeast Texas Regional Mobility Authority Subordinate Lien Revenue Refunding Bonds, Series B, 5.25%, 1/01/46	350,000	365,734
	Par	Value
Texas (Continued)

Northside Independent School District Variable Refunding GO Unlimited Bonds, Series B (PSF, Gtd), 3.45%, 8/01/27(a)(b)(c)	$495,000	$501,019
Northwest Independent School District GO Unlimited Bonds (PSF, Gtd), 5.25%, 2/15/55	250,000	263,449
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	700,614
Plano GO Limited Refunding Bonds, 4.00%, 9/01/43	300,000	302,253
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	353,660
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	290,291
Prosper Independent School District GO Unlimited Bonds (PSF, Gtd), 4.00%, 2/15/54	1,225,000	1,106,564
Round Rock Independent School District Variable GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/01/30(a)(b)(c)	1,000,000	1,109,307
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	266,282
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds, Series A,
2.90%, 12/01/27(a)(b)(c)(f)	500,000	500,296
3.00%, 12/01/29(a)(b)(c)(f)	1,000,000	1,001,693

San Antonio Electric & Gas Junior Lien Variable Revenue Refunding Bonds, Series A, 3.08%, 12/01/28(a)(b)(c)	1,000,000	1,008,819
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	513,771

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds, Baylor Scott & White Health, 5.00%, 11/15/45(f)	$100,000	$106,457
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	482,410
Texas State Municipal Gas Acquisition & Supply Corp., IV Revenue Bonds, Series A, 5.50%, 1/01/30(a)(b)(c)	1,000,000	1,067,647
Texas State Municipal Gas Acquisition & Supply Corp., V Gas Supply Revenue Bonds, 5.00%, 1/01/34(a)(b)(c)	600,000	649,175
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	254,192
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	750,998
Texas State Private Activity Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	1,000,000	1,054,017
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(e)	480,000	428,592
Texas State Transportation Finance Corp., Subordinate Revenue Bonds, State Highway 288 System Toll, 5.50%, 10/01/55	250,000	270,595
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	519,198
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	258,774
	Par	Value
Texas (Continued)

University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/27	$1,000,000	$1,032,018
University of Texas Revenue Bonds, Series B, 5.00%, 8/15/42	150,000	167,036
Upper Trinity Regional Water District Revenue Refunding Bonds (BAM Insured), 4.25%, 8/01/49	500,000	477,756
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	248,327
		40,508,124
Utah – 0.8%
Black Desert Public Infrastructure District Special Assessment Bonds, Black Desert Assessment Area, 5.63%, 12/01/53(d)	100,000	100,561
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	925,000	930,540
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, SEG Redevelopment Project (AG Insured), 5.00%, 6/01/38	100,000	106,615
Downtown Revitalization Public Infrastructure District Sales Subordinate Revenue Bonds Bond, 5.00%, 7/15/35(d)	100,000	100,792
Mida Mountain Village Public Infrastructure District Tax Allocation Subordinate Revenue Bonds, Series 2, 5.50%, 6/15/39(d)	500,000	516,711
Utah County Hospital Revenue Bonds, Series A, IHC Health Services Inc., 4.00%, 5/15/45	500,000	467,513
Utah State Municipal Power Agency Power Supply System Revenue Bonds, Series B, 5.00%, 7/01/38	500,000	502,524
		2,725,256

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia – 1.6%
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	$1,000,000	$737,388
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 4.00%, 5/15/48	250,000	229,136
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	522,793
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	825,000	825,722
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	966,051
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project, 4.00%, 7/01/32	275,000	283,684
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	910,000	960,040
4.00%, 7/01/39	240,000	237,021
4.00%, 1/01/40	280,000	273,534

Wise County IDA of Solid Waste & Sewage Disposal Variable Revenue Bonds, Electric & Power Company Project, 3.13%, 10/01/30(a)(b)(c)	500,000	504,817
		5,540,186
Washington – 2.9%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,532,433
King County Sewer Junior Lien Variable Revenue Refunding Bonds, 3.20%, 1/01/42(c)(g)	150,000	150,000
	Par	Value
Washington (Continued)
King County Sewer Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 7/01/42	$120,000	$122,274
King County Tax Refunding GO Limited Bonds, 4.00%, 7/01/29	500,000	509,810
Port of Seattle GO Limited Bonds, Series B (AMT), 5.00%, 6/01/49	325,000	331,738
Port of Seattle Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	509,256
Port of Seattle Intermediate Lien Revenue Bonds, Series C (AMT),
5.00%, 5/01/28	250,000	257,027
5.25%, 5/01/42	745,000	757,264
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.25%, 7/01/43	315,000	342,276
5.25%, 7/01/44	365,000	392,743
5.00%, 8/01/47	250,000	255,033
5.25%, 7/01/49	585,000	607,352

Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	500,011
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	507,125
5.00%, 12/01/28	440,000	445,961

Washington Housing Finance Commission Revenue Bonds, 4.08%, 8/20/63(i)	99,608	95,506
Washington State Health Care Facilities Authority Revenue Bonds, Seattle Cancer Care Alliance, 4.00%, 12/01/40(d)	350,000	347,367
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	500,872
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	216,072

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)

Washington State Housing Finance Commission Municipal Certificates Revenue Bonds, Series 2025-1 Class A-1, 4.08%, 11/20/41(i)	$124,511	$120,802
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Blakeley & Laurel Villages Portfolio (BAM Insured), 5.25%, 7/01/55(d)	525,000	525,438
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Radford Court & Nordheim Court, 5.50%, 7/01/59	400,000	392,872
Washington State Motor Vehicle Fuel Tax & Vehicle GO Unlimited Bonds, 5.00%, 6/01/50	460,000	481,936
		9,901,168
West Virginia – 0.3%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Series 2015-A, Appalachian Power Company - Amos Project, 3.38%, 6/15/28(a)(b)(c)	500,000	506,623
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A, 4.40%, 11/01/44	500,000	500,707
		1,007,330
Wisconsin – 2.8%
Buffalo County GO Unlimited Bonds, Promissory Notes, 4.00%, 9/01/27	565,000	573,708
Milwaukee County Airport Revenue Bonds, Series A (AMT), 5.00%, 12/01/27	715,000	744,419
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	502,954
Milwaukee Redevelopment Authority Lease Revenue Bonds, Milwaukee Public Schools, 5.00%, 11/15/31	570,000	579,210
	Par	Value
Wisconsin (Continued)
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	$100,000	$91,803
PFA Education Revenue Bonds, Pinecrest Academy, 4.00%, 7/15/33(d)	100,000	100,416
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	499,982
5.00%, 6/15/49	150,000	144,420

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	366,372
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	261,422
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	231,649
PFA Senior Lien Toll Revenue Bonds (AMT), Georgia SR 400 Express,
6.50%, 6/30/60	100,000	110,398
5.75%, 6/30/60	200,000	207,122
6.50%, 12/31/65	125,000	137,998
5.75%, 12/31/65	350,000	361,938

PFA Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	492,528
PFA Student Housing Revenue Bonds, PRG-Oxford Properties LLC Project (BAM Insured), 5.00%, 7/01/45	100,000	102,863
PFA Student Housing Revenue Bonds, Senior Series 2025-A, KSU Bixby Real Estate Foundation, 5.25%, 6/15/55	100,000	100,228
PFA Student Housing Revenue Bonds, Subordinate Series 2025-B, KSU Bixby Real Estate Foundation, 5.25%, 6/15/45	200,000	201,823

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Prerefunded, 4.00%, 10/01/30(a)(b)(c)(h)	$145,000	$154,732
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Unrefunded Balance, 4.00%, 10/01/30(a)(b)(c)	225,000	233,603
Slinger Redevelopment Authority Revenue Bonds, Series A, Police Station Project,
5.00%, 3/01/29	110,000	117,325
5.00%, 3/01/31	50,000	55,213
5.00%, 3/01/32	45,000	50,361

University Hospitals & Clinics Authority Variable Revenue Refunding Bonds, 3.20%, 4/01/48(c)(g)	100,000	100,000
University Hospitals & Clinics Authority Variable Revenue Refunding Bonds, Series C, 3.20%, 4/01/54(c)(g)	750,000	750,000
Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(e)	250,000	99,689
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, UnityPoint Health, 5.00%, 12/01/28	590,000	591,825
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.00%, 8/15/27	100,000	100,374
4.00%, 8/15/31	375,000	378,335

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	290,000	286,943
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	249,877
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc., Series A, 4.00%, 4/01/41	$350,000	$347,966
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, ThedaCare Inc., 4.00%, 12/15/49	350,000	311,384
		9,638,880
Total Municipal Bonds (Cost $314,582,651)		310,361,667

	Par/Number of Shares
Short-Term Investments – 9.8%
Consumer Services – 0.3%
Central Southwest Community College District COPS, 5.00%, 3/01/26	225,000	225,438

Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/26	250,000	253,578

University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	514,135
		993,151
Electric Utilities – 0.1%
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series B, 1.50%, 9/01/26(a)(b)(c)	500,000	495,852
Health Care Facilities & Services – 0.3%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital, Escrowed to Maturity, 5.00%, 11/15/26	350,000	357,019

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Health Care Facilities & Services (Continued)

King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	$560,788
		917,807
Local – 2.5%
Cambridge School District TRANS, 4.00%, 9/02/26	500,000	503,553

Chicago Refunding GO Unlimited Refunding Bonds, Series A, Partially Escrowed to Maturity, 5.00%, 1/01/27	250,000	253,306

Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	800,000	789,239

Hudson GO Limited BANS, 5.00%, 6/11/26	500,000	502,566

Iowa City Community School District GO Unlimited Bonds, 5.00%, 6/01/26	500,000	504,041

Katy Independent School District Variable GO Unlimited Bonds, Series C (PSF, Gtd), 4.00%, 8/15/26(a)(b)(c)	1,000,000	1,007,818

Kermit Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/26	325,000	325,302

Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	450,299

Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	432,873

Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	350,000

Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,938
	Par/Number of Shares	Value
Local (Continued)

Macoupin Country Community Unit School District No. 7 GO Unlimited Refunding Bonds, Series D (AGM Insured), 4.00%, 12/01/26	250,000	$250,301

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,001,152

Mount Vernon GO Limited BANS, 5.00%, 5/29/26(d)	1,000,000	1,004,418

Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/26	125,000	126,089

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	150,000	151,132
		8,453,027
Money Market Fund – 1.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.54%(j)	3,719,702	3,719,702
Municipal Bonds – 2.1%
Austin Airport System Revenue Bonds, Series B (AMT), 5.00%, 11/15/26	595,000	605,648

Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	251,895

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured), 5.00%, 3/15/26	510,000	511,240

Florida State Development Finance Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA, Inc., 6.13%, 7/01/26(a)(b)(c)(d)	200,000	200,625

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	$760,000

Guam Government Waterworks Authority Water & Wastewater System Revenue Refunding Bonds, 5.00%, 7/01/26	560,000	564,979

Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(e)	250,000	247,571

Mission Economic Development Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Project, 4.00%, 7/01/26(a)(b)(c)	1,000,000	1,001,087

Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	151,626

Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	250,916

Osceola County Florida Transportation Revenue Refunding CABS, Series A-2, 0.00%, 10/01/26(e)	275,000	268,951

PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	501,462

South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	375,000	375,979
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	$500,223

Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	503,689

Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured), 5.00%, 12/30/26	200,000	204,293

West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project, 4.00%, 11/15/26	125,000	125,112
		7,025,296
Regional – 3.0%
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Bonds, Cleveland Museum of Natural History Project, 5.00%, 7/01/26	125,000	126,191

Honolulu City & County Multifamily Variable Revenue Bonds, Maunakea Tower Apartments (Housing & Urban Development Section 8 Program), 5.00%, 6/01/26(a)(b)(c)	135,000	135,953

Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	1,925,000	1,935,642

Illinois State HDA MFH Variable Revenue Bonds, 6900 Crandon (FHA Insured, Housing & Urban Development Section 8 Program), 5.00%, 2/01/26(a)(b)(c)	400,000	400,000

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Regional (Continued)

Illinois State HDA MFH Variable Revenue Bonds, South Shore HHDC (Housing & Urban Development Section 8 Program), 5.00%, 2/01/26(a)(b)(c)	670,000	$670,000

Illinois State Refunding GO Unlimited Bonds, Series D, 5.00%, 7/01/26	1,500,000	1,515,171

Iowa State Finance Authority Solid Waste Facilities Variable Revenue Bonds (AMT), Sustainable Gevo NW RNG, 3.88%, 4/01/26(a)(b)(c)	415,000	414,898

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/26	240,000	240,058

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Senior, Prerefunded, 5.00%, 11/15/26(h)	420,000	428,589

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	99,932

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, 5.00%, 2/15/26	200,000	200,086

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	200,024

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	500,000	498,499

Missouri State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series B, BJC Health System, 4.00%, 5/01/26(a)(b)(c)	1,000,000	1,003,497
	Par/Number of Shares	Value
Regional (Continued)

New York State Environmental Facilities Corp., Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Waste Management Inc., 3.40%, 5/01/26(a)(b)(c)	250,000	$250,000

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., 5.00%, 1/01/27	635,000	645,680

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/26	275,000	276,415

Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	147,002

Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	124,752

West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds (AMT), Kentucky Power Company - Mitchell Project, 4.70%, 6/17/26(a)(b)(c)	1,000,000	1,003,731
		10,316,120
Specialty Finance – 0.1%
Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	287,107
Transportation & Logistics – 0.2%
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	605,624

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Transportation & Logistics (Continued)

Port of Morrow GO Limited Refunding Bonds, Series D, 4.00%, 12/01/26	170,000	$171,179
		776,803
Transportation Equipment – 0.1%
North East Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/27	360,000	367,751
Total Short-Term Investments (Cost $33,390,368)		33,352,616
Total Investments – 100.8% (Cost $347,973,019)		343,714,283
Liabilities less Other Assets – (0.8)%		(2,611,259)
NET ASSETS – 100.0%		$341,103,024

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of January 31, 2026 is disclosed.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total value of $13,401,559 or 3.93% of net assets.

(e)	Zero coupon bond.
(f)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2026.
(g)
Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(h)	Maturity date represents the prerefunded date.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2026 is disclosed.

(j)	7-day current yield as of January 31, 2026 is disclosed.

Abbreviations:

AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
GNMA	Government National Mortgage Association
GO	Government Obligation
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Authority
HHDC	Hispanic Housing Development Corporation
IDA	Industrial Development Association
L.P.	Limited Partnership
L3C	Low-Profit Limited Liability Company
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
N.A.	National Association
NATL	National Interstate Insurance
P3	Public-Private Partnership
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RANS	Revenue Anticipation Notes
RNG	Renewable Natural Gas
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
USDA	United States Department of Agriculture

Municipal Issue Type (%)(a),(b)
Revenue Bonds	82.3
General Obligation Unlimited Bonds	10.4
General Obligation Limited Bonds	2.4
Certificates of Participation	1.6
Tax Allocation Bonds	1.1
Special Tax Bonds	0.5
Special Assessment Bonds	0.5
General Obligation Limited Notes	0.5
Revenue Notes	0.4
Total	99.7

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Money Market Fund Investments and Other.

Sector Diversification (%)(a)
General	20.1
Medical	14.7
Airport	8.3
Development	8.2
Transportation	8.2
General Obligation	7.1
School District	5.6
Education	5.6
All other sectors less than 5%(b)	22.2
Total	100.0

(a)Percentages shown are based on Net Assets.
(b)Includes Other.

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$310,361,667	$—	$310,361,667
Short-Term Investments	3,719,702	29,632,914	—	33,352,616
Total Investments	$3,719,702	$339,994,581	$—	$343,714,283

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund

	Par	Value
Asset-Backed Securities – 6.2%
Consumer Services – 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 6/20/30(a)	$125,000	$129,050
Other – 6.1%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)	474,413	467,618
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 5.77%, 3/01/32(a)(b)	170,025	168,093
Series 2022-2A, Class C, 8.24%, 3/01/32(a)	709,700	684,281

Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(a)	467,000	479,835
Barings Equipment Finance LLC, Series 2026-A, Class A4, 4.24%, 11/13/45(a)(c)	100,000	100,094
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 6.07%, 3/22/35(a)(b)	250,000	251,011
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 6.22%, 7/15/35(a)(b)	419,000	421,465
Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 6.10%, 10/15/35(a)(b)	451,000	457,627
Ford Credit Floorplan Master Owner Trust, Series 2024-4, Class A, 4.40%, 9/15/31(a)	197,000	199,142
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	44,266	44,079
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	117,959	115,111
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	79,559	79,130
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	211,695	209,219
	Par	Value
Other (Continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	$670,670	$652,279

Golub Capital Partners CLO 46M Ltd., Series 2019-46A, Class A1R, (3M CME Term SOFR + 1.81%, 1.81% Floor), 5.48%, 4/20/37(a)(b)	343,000	343,304
GreatAmerica Leasing Receivables Funding LLC, Series 2025-2, Class A4, 4.29%, 9/15/32(a)	100,000	100,637
MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.10%, 7/13/49(a)	132,000	136,108
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)	147,350	145,125
Series 2021-1A, Class B, 3.91%, 4/22/31(a)	89,048	88,420
Progress Residential Trust,
Series 2024-SFR3, Class A, 3.00%, 6/17/41(a)	130,578	124,626
Series 2024-SFR4, Class A, 3.10%, 7/17/41(a)	600,133	575,579
Series 2024-SFR5, Class A, 3.00%, 8/09/29(a)	104,414	99,258
Series 2025-SFR3, Class A, 3.39%, 7/17/42(a)	100,000	95,218

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	121,380	114,741
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	98,214	97,160
Series 2021-1A, Class B, 2.85%, 10/20/31(a)	90,592	81,685

Verizon Master Trust, Series 2024-7, Class A, 4.35%, 8/20/32(a)	233,000	235,132

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Volvo Financial Equipment LLC, Series 2025-2A, Class A4, 4.06%, 6/15/33(a)	$100,000	$99,776
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	66,351	59,801
		6,725,554
Total Asset-Backed Securities (Cost $6,877,286)		6,854,604

	Number of Shares
Common Stocks – 1.6%
Real Estate Services – 0.3%
Copper Property CTL Pass Through Trust	25,536	279,873
Telecommunications – 0.0%(d)
Uniti Group, Inc.*	3,665	30,493
Transportation & Logistics – 1.3%
PHI Group, Inc.	44,387	1,420,384
Total Common Stocks (Cost $890,459)		1,730,750

	Par
Convertible Bonds – 0.1%
Telecommunications – 0.1%
EchoStar Corp., (100% Cash), 3.88%, 11/30/30(e)	$27,000	93,639
Total Convertible Bonds (Cost $25,118)		93,639

Corporate Bonds – 3.3%
Asset Management – 1.0%
Blue Owl Credit Income Corp., 7.95%, 6/13/28	468,000	494,594
HPS Corporate Lending Fund, 6.75%, 1/30/29(f)	207,000	215,824
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(f)	313,000	337,195
		1,047,613
Commercial Support Services – 0.2%
VT Topco, Inc., 8.50%, 8/15/30(a)(f)	164,000	168,024
	Par	Value
Electric Utilities – 1.3%
Centerpoint Energy Restoration Bond Co. II LLC, 4.26%, 12/15/34	$321,000	$320,512
PG&E Recovery Funding LLC, 4.84%, 6/01/33	281,195	286,684
SCE Recovery Funding LLC, 4.45%, 3/15/36	312,000	313,295
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/01/34(a)	79,539	79,037
Virginia Power Fuel Securitization LLC, 4.88%, 5/01/31	424,000	433,875
		1,433,403
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	351,477	365,822
Health Care Facilities & Services – 0.1%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	79,000	82,297
Specialty Finance – 0.4%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	461,000	461,862
Total Corporate Bonds (Cost $3,465,881)		3,559,021

Mortgage-Backed Securities – 24.1%
Commercial Mortgage-Backed Securities – 2.3%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	540,000	508,180
BANK5, Series 2025-5YR18, Class A3, 5.15%, 12/15/58	145,000	149,090
BBCMS Mortgage Trust, Series 2025-5C36, Class A3, 5.52%, 8/15/58	100,000	104,278
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.91%, 11/15/57	126,000	132,489
BMO Mortgage Trust,
Series 2024-5C7, Class A3, 5.57%, 11/15/57	126,000	130,768

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Mortgage-Backed Securities (Continued)
BMO Mortgage Trust,
Series 2025-5C13, Class A3, 5.23%, 12/15/58	$100,000	$103,001

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	398,124
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%, 4/15/42(a)(g)	291,000	298,537
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)	209,000	215,000
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	408,093
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.35%, 7/15/40(a)(g)	100,000	103,062
		2,550,622
Federal Home Loan Mortgage Corporation – 9.9%
Multifamily Structured Pass Through Certificates,
Series K097, Class A2, 2.51%, 7/25/29	359,000	342,664
Series K099, Class A2, 2.60%, 9/25/29	155,000	148,255
Series K101, Class A2, 2.52%, 10/25/29	404,000	384,772
Series K102, Class A2, 2.54%, 10/25/29	271,000	258,349
Series K103, Class A2, 2.65%, 11/25/29	382,000	364,953
Series K104, Class A2, 2.25%, 1/25/30	118,000	110,925
Series K105, Class A2, 1.87%, 1/25/30	100,000	92,498
Series K106, Class A2, 2.07%, 1/25/30	100,000	93,143
Series K107, Class A2, 1.64%, 1/25/30	100,000	91,811
Series K108, Class A2, 1.52%, 3/25/30	100,000	91,082
Series K109, Class A2, 1.56%, 4/25/30	151,000	137,197
Series K111, Class A2, 1.35%, 5/25/30	100,000	89,868
Series K114, Class A2, 1.37%, 6/25/30	100,000	89,509
Series K116, Class A2, 1.38%, 7/25/30	100,000	89,420
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K117, Class A2, 1.41%, 8/25/30	$493,000	$440,304
Series K120, Class A2, 1.50%, 10/25/30	140,000	124,867
Series K151, Class A3, 3.51%, 4/25/30	183,000	179,126
Series K751, Class A2, 4.41%, 3/25/30	504,000	510,862
Series K752, Class A2, 4.28%, 7/25/30	136,000	137,210
Series K754, Class A2, 4.94%, 11/25/30	545,000	564,226
Pool,
1.50%, 11/01/35 - 1/01/42	5,211,856	4,530,962
1.00%, 7/01/36 - 10/01/36	144,255	126,623
2.00%, 8/01/40 - 8/01/42	836,669	734,799
4.00%, 10/01/40 - 11/01/40	157,630	155,183
(2.13% - 30D Average SOFR, 2.13% Floor, 6.66% Cap), 1.66%, 9/01/51(b)	74,331	67,419
(30D Average SOFR + 2.13%, 2.13% Floor, 7.56% Cap), 2.55%, 3/01/52(b)	87,495	81,265
(30D Average SOFR + 2.14%, 2.14% Floor, 7.54% Cap), 2.54%, 5/01/52(b)	63,455	58,869
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 7/01/52(b)	619,333	567,478
(30D Average SOFR + 2.22%, 2.22% Floor, 8.31% Cap), 3.31%, 11/01/52(b)	76,448	73,370
(2.18% - 30D Average SOFR, 2.18% Floor, 7.17% Cap), 2.17%, 5/01/53(b)	91,975	84,289

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	44,647	43,817
		10,865,115
Federal National Mortgage Association – 8.1%
Interest STRIP, Series 284, Class 1, 0.00%, 7/25/27(h)	10,528	10,279

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
1.50%, 12/01/35 - 3/01/42	$5,195,434	$4,559,517
1.00%, 4/01/36 - 3/01/37	2,107,280	1,849,643
2.00%, 11/01/40 - 8/01/42	1,299,589	1,141,323
2.50%, 5/01/41	120,952	109,548
3.50%, 4/01/44	239,765	228,406
4.00%, 6/01/45 - 3/01/48	620,236	609,516
(2.08% - 30D Average SOFR, 2.07% Floor, 6.97% Cap), 1.97%, 8/01/51(b)	188,452	173,714
(2.33% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(b)	179,853	164,313

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	46,791	46,617
		8,892,876
Government National Mortgage Association – 0.3%
Pool,
Series 2012-150, Class IO, 0.44%, 11/16/52(g)(i)	465,665	4,148
Series 2015-108, Class IO, 0.34%, 10/16/56(g)(i)	36,102	114
Series 2015-7, Class IO, 0.49%, 1/16/57(g)(i)	856,289	21,341
Series 2020-42, Class IO, 0.94%, 3/16/62(g)(i)	1,346,674	88,771
Series 2020-43, Class IO, 1.26%, 11/16/61(g)(i)	858,638	65,141
Series 2020-71, Class IO, 1.10%, 1/16/62(g)(i)	1,030,257	69,032
Series 2020-75, Class IO, 0.87%, 2/16/62(g)(i)	2,037,564	121,789
		370,336
Whole Loan – 3.5%
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ4, Class A8, 2.50%, 9/25/51(a)(g)	58,969	53,544
Series 2021-PJ5, Class A8, 2.50%, 10/25/51(a)(g)	213,600	193,745
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)	106,216	97,427
Series 2022-PJ4, Class A22, 2.50%, 9/25/52(a)(g)	184,086	165,144
	Par	Value
Whole Loan (Continued)
GS Mortgage-Backed Securities Trust,
Series 2021-PJ10, Class A8, 2.50%, 3/25/52(a)(g)	$66,048	$59,564
Series 2021-PJ6, Class A8, 2.50%, 11/25/51(a)(g)	122,205	110,623
Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)	222,976	201,436
Series 2022-PJ3, Class A22, 2.50%, 8/25/52(a)(g)	69,302	62,402
Series 2022-PJ3, Class A24, 3.00%, 8/25/52(a)(g)	69,302	63,519
Series 2022-PJ5, Class A22, 2.50%, 10/25/52(a)(g)	549,482	491,946
Series 2022-PJ6, Class A15, 2.50%, 1/25/53(a)(g)	273,193	244,828
JP Morgan Mortgage Trust,
Series 2021-10, Class A4, 2.50%, 12/25/51(a)(g)	327,183	295,833
Series 2021-10, Class A4A, 2.00%, 12/25/51(a)(g)	121,879	108,075
Series 2021-11, Class A4, 2.50%, 1/25/52(a)(g)	406,555	368,480
Series 2021-13, Class A4, 2.50%, 4/25/52(a)(g)	319,527	290,182
Series 2021-15,Class A4, 2.50%, 6/25/52(a)(g)	65,706	59,283
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(g)	81,951	74,512
Series 2021-7, Class A4, 2.50%, 11/25/51(a)(g)	68,984	62,637
Series 2021-8, Class A4, 2.50%, 12/25/51(a)(g)	68,158	61,871
Series 2022-3, Class A4A, 2.50%, 8/25/52(a)(g)	69,482	62,502
Series 2024-3, Class A4, 3.00%, 5/25/54(a)	217,844	199,400

JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.70%, 1/25/63(a)(g)	143,171	134,559

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan (Continued)

PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/63(a)(g)	$76,982	$74,499
Sequoia Mortgage Trust, Series 2025-S1, Class A4, 2.50%, 9/25/54(a)(g)	279,383	250,772
		3,786,783
Total Mortgage-Backed Securities (Cost $26,392,634)		26,465,732

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	83,731	86,327
Total Municipal Bonds (Cost $83,731)		86,327

	Number of Shares
Preferred Stocks – 0.0%(d)
Telecommunications – 0.0%(d)
Uniti Group, Inc., 11.00%(j)(k)*	23	23,381
Total Preferred Stocks (Cost $23,381)		23,381

	Par
Term Loans – 0.0%(b)(d)
Retail - Discretionary – 0.0%(d)
J.C. Penney Corp., Inc., Term Loan(j)(k)(l)	$225,538	23
Total Term Loans (Cost $—)		23

U.S. Government Obligations – 4.9%
U.S. Treasury Notes – 4.9%
3.63%, 8/31/30	1,887,000	1,875,059
4.63%, 9/30/30	883,000	914,457
3.63%, 9/30/30	943,000	936,664
3.63%, 10/31/30	1,169,000	1,160,689
3.50%, 11/30/30	518,000	511,323
Total U.S. Government Obligations (Cost $5,363,825)		5,398,192

	Number of Shares	Value
Warrants – 0.0%(d)
Telecommunications – 0.0%(d)
Windstream Parent, Inc.(j)(k)*	714	$5,941
Total Warrants (Cost $—)		5,941

Investment Companies – 53.3%
iShares Ultra Short Duration Bond Active ETF(f)	258,872	13,137,754
Schwab Short-Term U.S. Treasury ETF(f)(m)	1,612,960	39,388,483
Vanguard Short-Term Inflation-Protected Securities ETF	121,257	6,030,111
Total Investment Companies (Cost $58,295,104)		58,556,348

	Par/Number of Shares
Short-Term Investments – 18.4%
Money Market Funds – 17.3%
Northern Institutional Funds - Liquid Assets Portfolio, 3.81%(n)(o)	13,321,880	13,321,880

Northern Institutional Funds - Treasury Portfolio (Premier), 3.54%(n)	5,750,311	5,750,311
		19,072,191
U.S. Treasury Bills – 1.1%
U.S. Treasury Bills,
3.38%, 2/05/26(f)(p)	924,000	923,724
3.45%, 2/19/26(p)	258,000	257,561
		1,181,285
Total Short-Term Investments (Cost $20,253,361)		20,253,476
Total Investments – 112.0% (Cost $121,670,780)		123,027,434
Liabilities less Other Assets – (12.0)%		(13,141,648)
NET ASSETS – 100.0%		$109,885,786

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund

Percentages shown are based on Net Assets.

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total value of $13,303,802 or 12.11% of net assets.

(b)	Variable or floating rate security. Rate as of January 31, 2026 is disclosed.
(c)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2026.
(d)	Amount rounds to less than 0.05%.
(e)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(f)	Security either partially or fully on loan. As of January 31, 2026, the total value of securities on loan is $20,756,248.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2026 is disclosed.

(h)	Zero coupon bond.
(i)	Security is an Interest Only Strip.
(j)	Investment is valued using significant unobservable inputs (Level 3).
(k)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At January 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $29,344 or 0.03% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
J.C. Penney Corp., Inc., Term Loan	2/12/21-4/29/22	$—
Uniti Group, Inc., 11.00%	8/4/25	23,381
Windstream Parent, Inc.	8/4/25	—

(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)
Fair value of this security exceeds 25% of the Fund’s Net Assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(n)	7-day current yield as of January 31, 2026 is disclosed.
(o)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2026, total cash collateral has a value of $13,321,880 and total non-cash collateral has a value of $7,894,979.
(p)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
LLC	Limited Liability Company
PJ	Prime Jumbo
RPL	Reperforming Loan
SFR	Single-Family Rental
SOFR	United States Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$6,854,604	$—	$6,854,604
Common Stocks	1,450,877	279,873	—	1,730,750
Convertible Bonds	—	93,639	—	93,639
Corporate Bonds	—	3,559,021	—	3,559,021
Mortgage-Backed Securities	—	26,465,732	—	26,465,732
Preferred Stocks	—	—	23,381	23,381
Municipal Bonds	—	86,327	—	86,327
Term Loans	—	—	23	23
U.S. Government Obligations	—	5,398,192	—	5,398,192
Warrants	—	—	5,941	5,941
Investment Companies	58,556,348	—	—	58,556,348
Short-Term Investments	19,072,191	1,181,285	—	20,253,476
Total Investments	$79,079,416	$43,918,673	$29,345	$123,027,434

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund

	Number of Shares	Value
Common Stocks – 1.5%
Aerospace & Defense – 0.0%(a)
General Electric Co.	130	$39,883
Howmet Aerospace, Inc.	127	26,426
		66,309
Banking – 0.1%
Citigroup, Inc.	207	23,952
PNC Financial Services Group (The), Inc.	182	40,641
U.S. Bancorp	1,246	69,913
		134,506
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc.	226	50,400
BioMarin Pharmaceutical, Inc.*	2,939	166,171
Bristol-Myers Squibb Co.	1,409	77,565
Gilead Sciences, Inc.	403	57,206
Merck & Co., Inc.	873	96,266
		447,608
Cable & Satellite – 0.1%
Comcast Corp., Class A	2,186	65,034
Optimum Communications, Inc., Class A*	16,055	24,564
		89,598
Chemicals – 0.0%(a)
Corteva, Inc.	946	68,869
Containers & Packaging – 0.0%(a)
Packaging Corp. of America	231	51,409
Diversified Industrials – 0.0%(a)
Emerson Electric Co.	351	51,583
Electric Utilities – 0.1%
Duke Energy Corp.	582	70,626
NRG Energy, Inc.	170	25,947
		96,573
Electrical Equipment – 0.0%(a)
Amphenol Corp., Class A	180	25,934
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.*	15	392
Health Care Facilities & Services – 0.0%(a)
Cencora, Inc.	73	26,223
Elevance Health, Inc.	75	25,931
UnitedHealth Group, Inc.	67	19,224
		71,378
	Number of Shares	Value
Household Products – 0.1%
Colgate-Palmolive Co.	566	$51,104
Kimberly-Clark Corp.	919	91,891
Procter & Gamble (The) Co.	479	72,698
		215,693
Institutional Financial Services – 0.1%
CME Group, Inc.	178	51,452
Morgan Stanley	441	80,615
		132,067
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	210	70,980
Booking Holdings, Inc.	13	65,024
		136,004
Leisure Facilities & Services – 0.0%(a)
Royal Caribbean Cruises Ltd.	222	72,072
Metals & Mining – 0.0%(a)
Kinross Gold Corp. (Canada)	433	13,665
Oil & Gas Supply Chain – 0.1%
Battalion Oil Corp.*	363	1,383
Exxon Mobil Corp.	639	90,354
Williams (The) Cos., Inc.	607	40,827
		132,564
Real Estate Investment Trusts – 0.0%(a)
Simon Property Group, Inc.	335	64,089
Real Estate Owners & Developers – 0.0%(a)
Kaisa Group Holdings Ltd. (China)*	8,282	99
Times China Holdings Ltd. (China)*	46,884	561
Yuzhou Group Holdings Co. Ltd. (China)*	15,113	215
		875
Retail - Consumer Staples – 0.0%(a)
Costco Wholesale Corp.	70	65,818
Retail - Discretionary – 0.1%
TJX (The) Cos., Inc.	525	78,650
Semiconductors – 0.1%
ASML Holding N.V. ADR (Netherlands)(b)	26	36,998
Broadcom, Inc.	192	63,610
Lam Research Corp.	74	17,276

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Semiconductors (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	102	$33,717
Wolfspeed, Inc.*	1,462	22,895
		174,496
Software – 0.1%
Microsoft Corp.	186	80,034
Salesforce, Inc.	411	87,251
SAP S.E. ADR (Germany)	338	67,952
		235,237
Specialty Finance – 0.1%
Mastercard, Inc., Class A	138	74,353
Moody’s Corp.	103	53,103
		127,456
Technology Hardware – 0.1%
Apple, Inc.	250	64,870
Garmin Ltd.	309	62,307
		127,177
Transportation & Logistics – 0.1%
United Parcel Service, Inc., Class B	687	72,973
Total Common Stocks (Cost $2,951,051)		2,752,995

	Par(c)
Convertible Bonds – 0.5%
Asset Management – 0.0%(a)
IREN Ltd., 0.00%, 7/01/31(d)(e)	$15,000	13,838
Biotechnology & Pharmaceuticals – 0.0%(a)
Zoetis, Inc., 0.25%, 6/15/29(d)	6,000	6,135
Electric Utilities – 0.0%(a)
Evergy, Inc., 4.50%, 12/15/27	7,000	8,890
FirstEnergy Corp., 3.88%, 1/15/31(d)	12,000	13,242
Pinnacle West Capital Corp., 4.75%, 6/15/27	11,000	12,012
		34,144
	Par(c)	Value
Electrical Equipment – 0.0%(a)
Advanced Energy Industries, Inc., 2.50%, 9/15/28	$8,000	$15,548
Itron, Inc., 1.38%, 7/15/30	12,000	12,750
		28,298
Engineering & Construction – 0.0%(a)
Fluor Corp., 1.13%, 8/15/29	10,000	12,336
Granite Construction, Inc., 3.75%, 5/15/28	3,000	7,953
Tetra Tech, Inc., 2.25%, 8/15/28	3,000	3,477
		23,766
Food – 0.0%(a)
Post Holdings, Inc., 2.50%, 8/15/27	11,000	12,078
Gas & Water Utilities – 0.0%(a)
UGI Corp., 5.00%, 6/01/28	6,000	9,069
Internet Media & Services – 0.0%(a)
DoorDash, Inc., 0.00%, 5/15/30(d)(e)	13,000	13,006
Lyft, Inc., 0.00%, 9/15/30(d)(e)	10,000	10,495
MakeMyTrip Ltd., 0.00%, 7/01/30(d)(e)	9,000	8,281
Uber Technologies, Inc., 0.88%, 12/01/28	13,000	16,653
		48,435
Leisure Facilities & Services – 0.0%(a)
NCL Corp. Ltd., 0.88%, 4/15/30(d)	11,000	12,166
Oil & Gas Supply Chain – 0.0%(a)
Northern Oil & Gas, Inc., 3.63%, 4/15/29	4,000	4,047
Real Estate Owners & Developers – 0.0%(a)
Sunac China Holdings Ltd., 0.00%, 6/23/28(d)(e)	81,177	20,974
Times China Holdings Ltd.,
0.00%, 3/30/27(d)(e)	16,324	123
0.00%, 3/30/27(d)(e)	82,937	459
		21,556
Real Estate Services – 0.0%(a)
Compass, Inc., 0.25%, 4/15/31(d)	8,000	8,610

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Retail - Discretionary – 0.0%(a)
Burlington Stores, Inc., 1.25%, 12/15/27	$11,000	$16,649
Freshpet, Inc., 3.00%, 4/01/28	3,000	3,711
		20,360
Semiconductors – 0.1%
Nova Ltd., 0.00%, 9/15/30(d)(e)	9,000	14,432
Wolfspeed, Inc.,
2.50%, 6/15/31	20,000	27,150
2.50%, 6/15/31(d)	13,000	17,647
		59,229
Software – 0.1%
Cloudflare, Inc., 0.00%, 6/15/30(d)(e)	7,000	7,371
Guidewire Software, Inc., 1.25%, 11/01/29	16,000	15,472
Nutanix, Inc., 0.50%, 12/15/29	15,000	13,635
Rubrik, Inc., 0.00%, 6/15/30(d)(e)	18,000	16,164
Snowflake, Inc., 0.00%, 10/01/29(e)	11,000	15,477
Wix.com Ltd., 0.00%, 9/15/30(d)(e)	10,000	8,810
Zscaler, Inc., 0.00%, 7/15/28(d)(e)	15,000	13,945
		90,874
Specialty Finance – 0.0%(a)
Euronet Worldwide, Inc., 0.63%, 10/01/30(d)	13,000	11,643
Technology Hardware – 0.0%(a)
InterDigital, Inc., 3.50%, 6/01/27	3,000	12,675
Lumentum Holdings, Inc., 0.38%, 3/15/32(d)	2,000	4,533
Seagate HDD Cayman, 3.50%, 6/01/28	4,000	19,838
		37,046
Telecommunications – 0.3%
EchoStar Corp., (100% Cash), 3.88%, 11/30/30(f)	132,346	458,992
Total Convertible Bonds (Cost $589,188)		900,286

	Number of Shares	Value
Convertible Preferred Stocks – 0.0%(a)
Asset Management – 0.0%(a)
Apollo Global Management, Inc., 6.75%	50	$3,468
Electric Utilities – 0.0%(a)
PG&E Corp., 6.00%	308	12,308
Total Convertible Preferred Stocks (Cost $16,344)		15,776

	Par(c)
Corporate Bonds – 44.5%
Advertising & Marketing – 0.3%
Dotdash Meredith, Inc., 7.63%, 6/15/32(d)	$305,000	278,062
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(d)	190,000	195,093
		473,155
Aerospace & Defense – 1.0%
Axon Enterprise, Inc.,
6.13%, 3/15/30(d)	148,000	152,136
6.25%, 3/15/33(d)	45,000	46,627

Boeing (The) Co., 5.93%, 5/01/60	102,000	100,374
General Electric Co.,
4.30%, 7/29/30	87,000	87,592
4.90%, 1/29/36	66,000	66,758
Howmet Aerospace, Inc.,
4.55%, 11/15/32	90,000	90,434
5.95%, 2/01/37	17,000	18,366
L3Harris Technologies, Inc.,
5.40%, 7/31/33	66,000	68,721
5.35%, 6/01/34	72,000	74,193
Lockheed Martin Corp.,
5.00%, 8/15/35	118,000	120,251
5.20%, 2/15/64	63,000	58,512
TransDigm, Inc.,
6.75%, 8/15/28(d)	300,000	305,049
4.63%, 1/15/29	205,000	203,761
6.38%, 3/01/29(d)	235,000	241,656
6.38%, 5/31/33(d)	70,000	71,261
6.25%, 1/31/34(d)	175,000	180,857
		1,886,548
Asset Management – 0.7%
Citadel L.P., 6.38%, 1/23/32(d)	67,000	71,099
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	70,000	69,250

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Asset Management (Continued)
KKR & Co., Inc., 5.10%, 8/07/35	$100,000	$99,016
Osaic Holdings, Inc.,
6.75%, 8/01/32(d)	375,000	388,637
8.00%, 8/01/33(d)	374,000	387,662

Raymond James Financial, Inc., 5.65%, 9/11/55	135,000	132,073
TPG Operating Group II L.P., 5.88%, 3/05/34	144,000	149,659
		1,297,396
Automotive – 0.9%
American Axle & Manufacturing, Inc., 5.00%, 10/01/29	45,000	43,904
American Honda Finance Corp., 4.45%, 1/08/31	107,000	107,001
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	200,000	190,249
General Motors Co.,
6.25%, 4/15/35	35,000	37,162
6.25%, 10/02/43	32,000	32,645
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(g)(h)	270,000	268,451
2.35%, 1/08/31	86,000	77,530
6.10%, 1/07/34	71,000	75,287
5.90%, 1/07/35	49,000	51,028
Hyundai Capital America,
5.68%, 6/26/28(d)	53,000	54,731
6.10%, 9/21/28(d)	86,000	89,850
5.15%, 3/27/30(d)	54,000	55,400
4.50%, 9/18/30(d)	55,000	55,020
5.40%, 3/29/32(d)	88,000	91,369

Nissan Motor Acceptance Co. LLC, 5.63%, 9/29/28(d)	189,000	189,648
Toyota Motor Credit Corp.,
4.80%, 5/15/30	83,000	84,963
5.55%, 11/20/30	62,000	65,540
4.60%, 10/10/31	66,000	66,849
		1,636,627
Banking – 2.9%
Bank of America Corp.,
(3M CME Term SOFR + 1.45%), 2.88%, 10/22/30(h)	40,000	38,143
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(h)	9,000	8,390
(SOFR + 2.15%), 2.59%, 4/29/31(h)	106,000	98,866
	Par(c)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.32%), 2.69%, 4/22/32(h)	$177,000	$162,421
(SOFR + 1.22%), 2.30%, 7/21/32(h)	91,000	81,319
(SOFR + 1.33%), 2.97%, 2/04/33(h)	184,000	168,280
(SOFR + 1.83%), 4.57%, 4/27/33(h)	61,000	60,718
(SOFR + 1.84%), 5.87%, 9/15/34(h)	70,000	74,351
(SOFR + 1.74%), 5.52%, 10/25/35(h)	71,000	72,463
(SOFR + 1.31%), 5.51%, 1/24/36(h)	46,000	47,752
(SOFR + 1.70%), 5.74%, 2/12/36(h)	76,000	78,581
(SOFR + 1.64%), 5.46%, 5/09/36(h)	123,000	127,241
(SOFR + 1.93%), 2.68%, 6/19/41(h)	7,000	5,130

Citigroup, Inc., (5Y U.S. Treasury CMT + 2.89%), 6.88%, 8/15/30(g)(h)	48,000	49,035
Citizens Financial Group, Inc., (5Y U.S. Treasury CMT + 1.45%), 5.30%, 1/29/36(h)	95,000	95,452
Fifth Third Bancorp, (SOFR + 0.95%), 4.57%, 4/29/32(h)	130,000	129,883
Huntington Bancshares, Inc., (5Y U.S. Treasury CMT + 1.35%), 5.61%, 1/28/41(h)	221,000	219,931
JP Morgan Chase & Co.,
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(h)	148,000	149,466
(SOFR + 1.31%), 5.01%, 1/23/30(h)	67,000	68,699
(SOFR + 1.13%), 5.00%, 7/22/30(h)	60,000	61,585
(3M CME Term SOFR + 1.51%), 2.74%, 10/15/30(h)	25,000	23,760
(SOFR + 1.04%), 4.60%, 10/22/30(h)	67,000	67,963
(SOFR + 1.01%), 5.14%, 1/24/31(h)	25,000	25,795
(SOFR + 0.93%), 4.26%, 10/22/31(h)	55,000	54,724
(SOFR + 1.07%), 1.95%, 2/04/32(h)	20,000	17,811
(SOFR + 1.81%), 6.25%, 10/23/34(h)	39,000	42,553

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 1.49%), 5.77%, 4/22/35(h)	$56,000	$59,298
(SOFR + 1.68%), 5.57%, 4/22/36(h)	57,000	59,471
(SOFR + 1.19%), 4.81%, 10/22/36(h)	454,000	447,547
(SOFR + 1.07%), 4.90%, 1/22/37(h)	441,000	437,645
(SOFR + 1.30%), 5.19%, 2/05/37(h)	254,000	252,960

KeyCorp., (SOFR + 1.37%), 5.31%, 1/28/37(h)	145,000	145,165
M&T Bank Corp., (5Y U.S. Treasury CMT + 1.43%), 5.40%, 7/30/35(h)	245,000	247,552
PNC Financial Services Group (The), Inc.,
(SOFR Index + 2.14%), 6.04%, 10/28/33(h)	66,000	71,052
(SOFR + 1.42%), 5.37%, 7/21/36(h)	7,000	7,167
(5Y U.S. Treasury CMT + 1.17%), 5.42%, 1/25/41(h)	161,000	160,850
Truist Financial Corp.,
(SOFR + 0.97%), 4.60%, 1/27/32(h)	120,000	120,306
(SOFR + 1.40%), 4.96%, 10/23/36(h)	218,000	214,638

U.S. Bancorp, (5Y U.S. Treasury CMT + 0.95%), 2.49%, 11/03/36(h)	115,000	100,680
Wells Fargo & Co.,
(SOFR + 1.79%), 6.30%, 10/23/29(h)	60,000	63,364
(SOFR + 0.74%), 4.18%, 1/23/30(h)	100,000	100,084
(SOFR + 1.50%), 5.15%, 4/23/31(h)	115,000	118,417
(SOFR + 2.06%), 6.49%, 10/23/34(h)	18,000	19,805
(SOFR + 1.78%), 5.50%, 1/23/35(h)	53,000	54,985
(SOFR + 1.74%), 5.61%, 4/23/36(h)	236,000	246,017
(SOFR + 1.10%), 4.96%, 1/23/37(h)	219,000	217,212
(SOFR + 2.53%), 3.07%, 4/30/41(h)	21,000	16,206
(SOFR + 1.23%), 5.43%, 1/23/47(h)	186,000	182,300
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(h)	48,000	43,855
(SOFR + 2.13%), 4.61%, 4/25/53(h)	41,000	35,134
		5,452,022
	Par(c)	Value
Biotechnology & Pharmaceuticals – 0.9%
AbbVie, Inc.,
3.20%, 11/21/29	$74,000	$71,792
4.88%, 3/15/30	81,000	83,373
5.05%, 3/15/34	85,000	87,134
4.05%, 11/21/39	66,000	58,743
5.35%, 3/15/44	41,000	40,552
5.60%, 3/15/55	72,000	71,984
5.50%, 3/15/64	65,000	62,949
Amgen, Inc.,
2.45%, 2/21/30	28,000	26,180
5.25%, 3/02/30	41,000	42,541
3.15%, 2/21/40	82,000	64,618
5.75%, 3/02/63	93,000	90,925
Eli Lilly & Co.,
4.75%, 2/12/30	74,000	75,970
5.55%, 3/15/37	46,000	49,068
5.00%, 2/09/54	46,000	42,520
5.05%, 8/14/54	29,000	27,015
5.55%, 10/15/55	27,000	27,034
5.60%, 2/12/65	45,000	44,743
5.65%, 10/15/65	8,000	7,998
Gilead Sciences, Inc.,
4.80%, 11/15/29	85,000	87,316
5.55%, 10/15/53	31,000	30,798
5.50%, 11/15/54	81,000	79,792
Johnson & Johnson,
3.63%, 3/03/37	46,000	41,591
5.85%, 7/15/38	34,000	37,224
2.10%, 9/01/40	33,000	23,219
Merck & Co., Inc.,
4.15%, 3/15/31	93,000	92,664
4.75%, 12/04/35	56,000	55,521
5.55%, 12/04/55	28,000	27,510
5.70%, 12/04/65	39,000	38,428

Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	128,000	119,060
Pfizer, Inc.,
4.88%, 11/15/35	37,000	37,048
5.60%, 11/15/55	13,000	12,917
Royalty Pharma PLC,
2.20%, 9/02/30	40,000	36,386
5.20%, 9/25/35	55,000	55,286
		1,749,899
Cable & Satellite – 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/01/28(d)	245,000	243,651
4.75%, 3/01/30(d)	953,000	910,402

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Cable & Satellite (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/01/50	$98,000	$74,263
3.90%, 6/01/52	103,000	67,257
6.70%, 12/01/55	43,000	41,522
4.40%, 12/01/61	24,000	15,831
Comcast Corp.,
3.20%, 7/15/36	43,000	36,510
3.25%, 11/01/39	58,000	45,249
2.89%, 11/01/51	24,000	14,127
5.65%, 6/01/54	23,000	21,560
6.05%, 5/15/55	46,000	45,567
5.50%, 5/15/64	37,000	33,194
CSC Holdings LLC,
5.38%, 2/01/28(d)	400,000	298,539
11.25%, 5/15/28(d)	710,000	569,055
5.75%, 1/15/30(d)	900,000	353,749
4.63%, 12/01/30(d)	200,000	74,612
Directv Financing LLC,
8.88%, 2/01/30(d)	370,000	374,834
8.88%, 2/01/30(d)	45,000	45,563

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(d)	625,000	643,806
DISH DBS Corp., 5.75%, 12/01/28(d)	190,000	183,868
DISH Network Corp., 11.75%, 11/15/27(d)	55,000	56,923
Time Warner Cable LLC, 5.88%, 11/15/40	30,000	27,190
		4,177,272
Chemicals – 1.0%
Ashland, Inc., 3.38%, 9/01/31(d)	545,000	499,848
CF Industries, Inc., 5.30%, 11/26/35	82,000	82,319
Chemours (The) Co.,
5.75%, 11/15/28(d)	470,000	466,106
4.63%, 11/15/29(d)	97,000	90,451
Dow Chemical (The) Co.,
5.65%, 3/15/36	25,000	24,980
4.38%, 11/15/42	59,000	47,101
6.90%, 5/15/53	31,000	32,180

Mosaic (The) Co., 4.60%, 11/15/30	40,000	40,109
	Par(c)	Value
Chemicals (Continued)

Perimeter Holdings LLC, 6.25%, 1/15/34(d)	$336,000	$336,013
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(d)	329,000	323,736
		1,942,843
Commercial Support Services – 0.7%
Clean Harbors, Inc.,
5.13%, 7/15/29(d)	90,000	90,091
6.38%, 2/01/31(d)	10,000	10,239
GFL Environmental, Inc.,
4.00%, 8/01/28(d)	85,000	83,656
4.38%, 8/15/29(d)	70,000	68,567
6.75%, 1/15/31(d)	105,000	109,844

Rollins, Inc., 5.25%, 2/24/35	70,000	71,030
Sabre Financial Borrower LLC, 11.13%, 6/15/29(d)	327,000	330,715
TriNet Group, Inc.,
3.50%, 3/01/29(d)	440,000	415,839
7.13%, 8/15/31(d)	25,000	25,721

Waste Management, Inc., 4.95%, 3/15/35	166,000	168,163
		1,373,865
Construction Materials – 0.2%
Amrize Finance U.S. LLC, 4.95%, 4/07/30	63,000	64,494
CRH America Finance, Inc.,
5.00%, 2/09/36	35,000	34,962
5.60%, 2/09/56	75,000	73,777

Quikrete Holdings, Inc., 6.38%, 3/01/32(d)	218,000	226,086
		399,319
Consumer Non-Cyclical – 0.1%
TEAM Services Holding, Inc., 9.00%, 2/15/33(d)(i)	253,000	253,000
Containers & Packaging – 0.6%
AptarGroup, Inc., 4.75%, 3/30/31	40,000	40,244
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 9/01/28(d)	200,000	192,372
Ball Corp., 5.50%, 9/15/33	858,000	872,072
Packaging Corp. of America, 5.70%, 12/01/33	44,000	46,367
		1,151,055

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Diversified Industrials – 0.1%
Honeywell International, Inc.,
4.75%, 2/01/32	$88,000	$89,901
5.00%, 3/01/35	40,000	40,719
		130,620
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
4.10%, 11/20/30	140,000	140,013
4.35%, 3/20/33	84,000	83,626
4.65%, 11/20/35	96,000	95,057
5.45%, 11/20/55	44,000	42,850
5.55%, 11/20/65	47,000	45,601

Wayfair LLC, 7.75%, 9/15/30(d)	123,000	130,764
		537,911
Electric Utilities – 2.7%
AEP Texas, Inc., 5.85%, 10/15/55	91,000	89,470
AES (The) Corp., 5.80%, 3/15/32	40,000	41,351
Alabama Power Co.,
5.85%, 11/15/33	36,000	38,528
3.75%, 3/01/45	33,000	25,984
4.30%, 7/15/48	30,000	24,820
3.45%, 10/01/49	26,000	18,656
Ameren Corp.,
1.75%, 3/15/28	48,000	45,729
5.00%, 1/15/29	41,000	42,005

CMS Energy Corp., (5Y U.S. Treasury CMT + 4.12%), 4.75%, 6/01/50(h)	70,000	69,145
Commonwealth Edison Co.,
5.90%, 3/15/36	43,000	46,051
5.95%, 6/01/55	30,000	30,987
Consolidated Edison Co. of New York, Inc.,
5.75%, 11/15/55	43,000	42,965
4.00%, 11/15/57	24,000	17,872

DTE Electric Co., 5.85%, 5/15/55	49,000	50,442
DTE Energy Co., 5.85%, 6/01/34	48,000	51,035
Duke Energy Carolinas LLC,
4.25%, 12/15/41	18,000	15,883
3.75%, 6/01/45	6,000	4,724
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	31,605
5.88%, 11/15/33	29,000	31,159
5.95%, 11/15/52	29,000	30,017
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,737
	Par(c)	Value
Electric Utilities (Continued)
Duke Energy Ohio, Inc.,
3.70%, 6/15/46	$44,000	$33,636
4.30%, 2/01/49	35,000	28,728
Entergy Arkansas LLC,
4.95%, 1/15/36	38,000	37,918
5.75%, 1/15/56	68,000	68,079

Entergy Texas, Inc., 5.80%, 9/01/53	20,000	19,942
Eversource Energy,
5.45%, 3/01/28	114,000	117,016
5.95%, 2/01/29	47,000	49,160
5.13%, 5/15/33	34,000	34,323
Exelon Corp.,
5.15%, 3/15/28	40,000	40,910
4.95%, 6/15/35	48,000	47,661

FirstEnergy Pennsylvania Electric Co., 5.20%, 4/01/28(d)	36,000	36,787
Florida Power & Light Co.,
5.40%, 9/01/35	24,000	24,776
5.65%, 2/01/37	20,000	21,371
5.60%, 2/15/66	47,000	46,183

Indiana Michigan Power Co., 6.05%, 3/15/37	33,000	35,820
IPALCO Enterprises, Inc., 4.25%, 5/01/30	52,000	50,968
Liberty Utilities Co., 5.87%, 1/31/34(d)	85,000	88,835
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	13,679
4.40%, 10/15/44	23,000	19,839

Mississippi Power Co., 4.25%, 3/15/42	26,000	22,346
Monongahela Power Co., 5.85%, 2/15/34(d)	56,000	59,311
National Rural Utilities Cooperative Finance Corp.,
4.95%, 2/07/30	29,000	29,792
4.30%, 12/10/30	66,000	65,920
1.65%, 6/15/31	37,000	32,192
2.75%, 4/15/32	24,000	21,803
4.02%, 11/01/32	41,000	39,882
4.15%, 12/15/32	39,000	38,195
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/01/30	54,000	49,661
5.30%, 3/15/32	53,000	55,053
5.45%, 3/15/35	32,000	32,970
(5Y U.S. Treasury CMT + 2.05%), 6.38%, 8/15/55(h)	60,000	61,968

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Electric Utilities (Continued)
Niagara Mohawk Power Corp.,
1.96%, 6/27/30(d)	$48,000	$43,487
4.65%, 10/03/30(d)	95,000	95,651
NRG Energy, Inc.,
5.25%, 6/15/29(d)	10,000	10,030
6.00%, 2/01/33(d)	125,000	127,399
5.75%, 1/15/34(d)	97,000	97,643
NSTAR Electric Co.,
5.40%, 6/01/34	24,000	24,851
5.20%, 3/01/35	96,000	97,665
5.50%, 3/15/40	46,000	46,408
Oncor Electric Delivery Co. LLC,
5.55%, 6/15/54	63,000	61,312
5.80%, 4/01/55(d)	72,000	72,288
Pacific Gas and Electric Co.,
6.00%, 8/15/35	66,000	69,072
4.45%, 4/15/42	52,000	43,242
4.30%, 3/15/45	46,000	36,581
4.95%, 7/01/50	72,000	61,056
6.75%, 1/15/53	53,000	56,480
6.15%, 3/01/55	34,000	33,754

PacifiCorp, 4.10%, 2/01/42	71,000	57,040
PECO Energy Co.,
4.90%, 6/15/33	26,000	26,512
5.25%, 9/15/54	50,000	47,166
PSEG Power LLC,
5.20%, 5/15/30(d)	59,000	60,525
5.75%, 5/15/35(d)	67,000	69,228

Public Service Co. of New Hampshire, 3.60%, 7/01/49	37,000	27,383
Public Service Electric and Gas Co.,
5.20%, 3/01/34	44,000	45,293
4.85%, 8/01/34	23,000	23,131
5.50%, 3/01/40	36,000	36,639
3.80%, 3/01/46	5,000	3,935

Public Service Enterprise Group, Inc., 2.45%, 11/15/31	120,000	107,637
San Diego Gas & Electric Co., 5.40%, 4/15/35	62,000	63,934
Southern California Edison Co.,
4.05%, 3/15/42	60,000	48,039
4.00%, 4/01/47	33,000	24,913

Southwestern Electric Power Co., 5.30%, 4/01/33	34,000	34,800
	Par(c)	Value
Electric Utilities (Continued)
Southwestern Public Service Co.,
5.30%, 5/15/35	$60,000	$61,150
6.00%, 6/01/54	25,000	25,505

Talen Energy Supply LLC, 6.25%, 2/01/34(d)	324,000	328,361
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(d)	88,000	90,458
Tucson Electric Power Co., 5.90%, 4/15/55	83,000	84,528
Virginia Electric and Power Co.,
5.70%, 8/15/53	15,000	14,801
5.65%, 3/15/55	30,000	29,484
5.60%, 9/15/55	72,000	70,050

VoltaGrid LLC, 7.38%, 11/01/30(d)	364,000	368,663
Wisconsin Electric Power Co., 3.95%, 3/01/29	96,000	95,934
Xcel Energy, Inc., 5.60%, 4/15/35	50,000	51,640
		4,969,557
Electric, Gas Marketing & Trading – 0.0%
Jersey Central Power & Light Co., 5.10%, 1/15/35	86,000	87,129
Electrical Equipment – 0.5%
Amphenol Corp.,
4.40%, 2/15/33	55,000	54,369
5.30%, 11/15/55	69,000	65,820

Johnson Controls International PLC, 4.95%, 7/02/64	35,000	30,120
Molex Electronic Technologies LLC, 5.25%, 4/30/32(d)	117,000	119,925
Sensata Technologies, Inc.,
4.38%, 2/15/30(d)	20,000	19,557
3.75%, 2/15/31(d)	395,000	370,158
6.63%, 7/15/32(d)	230,000	240,268
		900,217
Engineering & Construction – 0.6%
Arcosa, Inc.,
4.38%, 4/15/29(d)	75,000	73,727
6.88%, 8/15/32(d)	90,000	94,805

Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/01/32(d)	123,000	123,814
Installed Building Products, Inc., 5.63%, 2/01/34(d)	225,000	226,293
Quanta Services, Inc.,
4.50%, 1/15/31	37,000	37,055

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Engineering & Construction (Continued)
Quanta Services, Inc.,
5.10%, 8/09/35	$80,000	$79,956

TopBuild Corp., 5.63%, 1/31/34(d)	482,000	486,342
		1,121,992
Entertainment Content – 0.8%
Discovery Communications LLC,
3.63%, 5/15/30	245,000	226,333
6.35%, 6/01/40	215,000	177,442
Paramount Global,
3.70%, 6/01/28	65,000	63,347
5.25%, 4/01/44	45,000	32,803
(5Y U.S. Treasury CMT + 4.00%), 6.38%, 3/30/62(h)	484,000	455,154

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	16,000	18,399
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	586,000	515,680
5.05%, 3/15/42	135,000	94,837
		1,583,995
Food – 0.6%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(d)	70,000	66,429
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28(d)	50,000	50,085
4.13%, 1/31/30(d)	45,000	43,443
4.38%, 1/31/32(d)	362,000	344,883
Mars, Inc.,
4.80%, 3/01/30(d)	27,000	27,586
5.00%, 3/01/32(d)	81,000	83,238
5.20%, 3/01/35(d)	125,000	127,981
5.65%, 5/01/45(d)	33,000	33,287
5.70%, 5/01/55(d)	41,000	40,864
5.80%, 5/01/65(d)	47,000	47,160
Post Holdings, Inc.,
4.63%, 4/15/30(d)	70,000	68,356
4.50%, 9/15/31(d)	204,000	193,262
6.38%, 3/01/33(d)	20,000	20,153
		1,146,727
Gas & Water Utilities – 0.3%
Atmos Energy Corp., 5.45%, 1/15/56	60,000	57,969
Essential Utilities, Inc., 5.25%, 8/15/35	159,000	161,377
	Par(c)	Value
Gas & Water Utilities (Continued)
NiSource, Inc., 5.85%, 4/01/55	$95,000	$94,469
South Jersey Industries, Inc., 5.02%, 4/15/31	62,000	53,458
Southern California Gas Co.,
5.45%, 6/15/35	53,000	55,007
6.00%, 6/15/55	45,000	46,104

Spire, Inc., (5Y U.S. Treasury CMT + 2.33%), 6.45%, 6/01/56(h)	79,000	79,765
		548,149
Health Care Facilities & Services – 2.2%
Accendra Health, Inc., 6.63%, 4/01/30(d)	60,000	33,749
Cardinal Health, Inc.,
5.00%, 11/15/29	43,000	44,184
4.50%, 9/15/30	57,000	57,439
5.15%, 9/15/35	55,000	55,733
Centene Corp.,
3.00%, 10/15/30	110,000	98,518
2.50%, 3/01/31	39,000	33,727
Cigna Group (The),
5.25%, 1/15/36	136,000	137,896
4.80%, 8/15/38	92,000	87,649
5.60%, 2/15/54	70,000	67,508
CVS Health Corp.,
5.13%, 2/21/30	29,000	29,752
1.75%, 8/21/30	25,000	22,220
5.05%, 3/25/48	45,000	39,573
5.88%, 6/01/53	20,000	19,301
6.20%, 9/15/55	123,000	124,224
6.25%, 9/15/65	60,000	59,893
DaVita, Inc.,
4.63%, 6/01/30(d)	35,000	33,678
3.75%, 2/15/31(d)	180,000	165,112
Elevance Health, Inc.,
2.88%, 9/15/29	45,000	42,998
4.60%, 9/15/32	60,000	59,929

HAH Group Holding Co. LLC, 9.75%, 10/01/31(d)	175,000	165,274
HCA, Inc.,
5.63%, 9/01/28	60,000	61,831
3.38%, 3/15/29	36,000	35,183
4.13%, 6/15/29	66,000	65,854
3.50%, 9/01/30	31,000	29,805
2.38%, 7/15/31	24,000	21,495
5.50%, 3/01/32	39,000	40,664
5.45%, 9/15/34	109,000	111,879
5.75%, 3/01/35	16,000	16,732
5.13%, 6/15/39	48,000	46,325

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Health Care Facilities & Services (Continued)
HCA, Inc.,
6.00%, 4/01/54	$49,000	$48,611
6.20%, 3/01/55	42,000	42,751

Laboratory Corp. of America Holdings, 4.35%, 4/01/30	80,000	80,118
LifePoint Health, Inc., 5.38%, 1/15/29(d)	215,000	208,765
McKesson Corp., 4.95%, 5/30/32	42,000	43,191
Molina Healthcare, Inc.,
4.38%, 6/15/28	185,000	181,712
3.88%, 11/15/30(d)	310,000	285,936
6.50%, 2/15/31(d)	220,000	225,467
3.88%, 5/15/32(d)	326,000	293,351
6.25%, 1/15/33(d)	120,000	120,847

Radiology Partners, Inc., 8.50%, 7/15/32(d)	272,000	285,592
UnitedHealth Group, Inc.,
2.88%, 8/15/29	28,000	26,913
4.80%, 1/15/30	59,000	60,334
4.65%, 1/15/31	27,000	27,337
3.50%, 8/15/39	32,000	26,424
2.75%, 5/15/40	36,000	26,605
3.05%, 5/15/41	18,000	13,542
3.25%, 5/15/51	30,000	20,179
5.38%, 4/15/54	38,000	35,637
5.63%, 7/15/54	85,000	82,768
5.20%, 4/15/63	45,000	40,067
5.50%, 4/15/64	43,000	40,175
		4,024,447
Home Construction – 0.8%
DR Horton, Inc.,
4.85%, 10/15/30	76,000	77,747
5.50%, 10/15/35	82,000	84,948

Mohawk Industries, Inc., 5.85%, 9/18/28	84,000	87,572
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28(d)	95,000	96,814
5.13%, 8/01/30(d)	300,000	301,917
5.75%, 11/15/32(d)	740,000	759,551
		1,408,549
Industrial Support Services – 0.6%
Resideo Funding, Inc.,
4.00%, 9/01/29(d)	509,000	490,305
6.50%, 7/15/32(d)	185,000	187,916
United Rentals North America, Inc.,
4.00%, 7/15/30	30,000	28,986
3.88%, 2/15/31	365,000	347,952
	Par(c)	Value
Industrial Support Services (Continued)
United Rentals North America, Inc.,
3.75%, 1/15/32	$52,000	$48,592
6.13%, 3/15/34(d)	10,000	10,391
		1,114,142
Institutional Financial Services – 1.4%
Bank of New York Mellon (The) Corp.,
(SOFR + 0.63%), 4.03%, 1/22/30(h)	95,000	94,914
(SOFR + 1.35%), 5.32%, 6/06/36(h)	211,000	217,464

Goldman Sachs Capital I, 6.35%, 2/15/34	50,000	53,314
Goldman Sachs Group (The), Inc.,
(SOFR + 1.27%), 5.73%, 4/25/30(h)	40,000	41,764
(SOFR + 1.21%), 5.05%, 7/23/30(h)	15,000	15,362
(SOFR + 0.96%), 4.52%, 1/21/32(h)	45,000	44,983
(SOFR + 1.55%), 5.33%, 7/23/35(h)	49,000	50,069
(SOFR + 1.38%), 5.54%, 1/28/36(h)	68,000	70,296
(SOFR + 1.19%), 5.07%, 1/21/37(h)	108,000	107,537
6.25%, 2/01/41	8,000	8,696
(5Y U.S. Treasury CMT + 1.18%), 5.39%, 2/02/41(h)	56,000	55,478
(SOFR + 1.32%), 5.54%, 1/21/47(h)	74,000	72,894

Intercontinental Exchange, Inc., 4.20%, 3/15/31	70,000	69,829
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(d)	65,000	68,342
6.75%, 5/01/33(d)	165,000	171,623
LPL Holdings, Inc.,
4.63%, 11/15/27(d)	43,000	42,800
5.65%, 3/15/35	80,000	81,523
Morgan Stanley,
(SOFR + 1.38%), 4.99%, 4/12/29(h)	120,000	122,195
(SOFR + 1.10%), 4.65%, 10/18/30(h)	125,000	126,532
(SOFR + 1.07%), 4.36%, 10/22/31(h)	55,000	54,695
(SOFR + 0.95%), 4.49%, 1/16/32(h)	95,000	94,937
(SOFR + 1.20%), 2.51%, 10/20/32(h)	18,000	16,157

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 2.05%), 6.63%, 11/01/34(h)	$57,000	$63,350
(SOFR + 1.73%), 5.47%, 1/18/35(h)	95,000	98,273
(SOFR + 1.76%), 5.66%, 4/17/36(h)	79,000	82,530
(SOFR + 1.31%), 4.89%, 10/22/36(h)	16,000	15,751
(SOFR + 1.18%), 5.07%, 1/30/37(h)	210,000	209,024
Northern Trust Corp.,
4.15%, 11/19/30	100,000	100,003
(3M USD LIBOR + 1.13%), 3.38%, 5/08/32(h)	54,000	53,288
(5Y U.S. Treasury CMT + 1.05%), 5.12%, 11/19/40(h)	164,000	163,186
State Street Corp.,
(SOFR + 1.05%), 4.68%, 10/22/32(h)	82,000	83,202
(SOFR + 1.49%), 3.03%, 11/01/34(h)	74,000	70,265
		2,620,276
Insurance – 2.2%
Alleghany Corp., 4.90%, 9/15/44	26,000	23,924
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
7.00%, 1/15/31(d)	265,000	274,741
6.50%, 10/01/31(d)	634,000	651,657
American International Group, Inc.,
3.40%, 6/30/30	54,000	52,246
5.45%, 5/07/35	127,000	131,596
4.75%, 4/01/48	38,000	33,912

APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(d)	483,000	490,327
Assurant, Inc., 5.55%, 2/15/36	66,000	66,944
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(d)	628,000	645,788
Chubb INA Holdings LLC, 4.90%, 8/15/35	272,000	272,235
Corebridge Financial, Inc.,
3.90%, 4/05/32	109,000	103,818
6.05%, 9/15/33	128,000	136,779
	Par(c)	Value
Insurance (Continued)

Hartford Insurance Group (The), Inc., (3M CME Term SOFR + 2.39%), 6.24%, 2/12/47(d)(j)	$87,000	$82,868
Liberty Mutual Group, Inc., 4.30%, 2/01/61(d)	266,000	177,732
Panther Escrow Issuer LLC, 7.13%, 6/01/31(d)	291,000	299,708
Ryan Specialty LLC, 5.88%, 8/01/32(d)	337,000	342,599
Symetra Life Insurance Co., 6.55%, 10/01/55(d)	114,000	117,687
Wynnton Funding Trust, 5.25%, 8/15/35(d)	100,000	100,385
Wynnton Funding Trust II, 5.99%, 8/15/55(d)	100,000	101,096
		4,106,042
Internet Media & Services – 0.7%
Alphabet, Inc.,
4.10%, 11/15/30	110,000	110,088
4.38%, 11/15/32	70,000	70,235
4.70%, 11/15/35	60,000	59,729
5.45%, 11/15/55	24,000	23,407
5.70%, 11/15/75	36,000	35,345

Beignet Investor LLC, 6.58%, 5/30/49(d)	62,000	64,555
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/01/29(d)	109,000	103,576
Meta Platforms, Inc.,
4.20%, 11/15/30	175,000	174,686
4.60%, 11/15/32	50,000	50,125
5.50%, 11/15/45	34,000	32,696
5.63%, 11/15/55	38,000	36,156
5.75%, 11/15/65	50,000	47,276
Uber Technologies, Inc.,
4.30%, 1/15/30	55,000	55,179
4.15%, 1/15/31	40,000	39,647
4.80%, 9/15/35	24,000	23,744

Ziff Davis, Inc., 4.63%, 10/15/30(d)	352,000	332,822
		1,259,266
IT Services – 0.3%
International Business Machines Corp.,
4.95%, 2/03/36	100,000	99,673
5.80%, 2/03/56	100,000	99,686

Science Applications International Corp., 5.88%, 11/01/33(d)	300,000	302,361
		501,720

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Leisure Facilities & Services – 1.9%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(d)	$300,000	$310,048
Hilton Domestic Operating Co., Inc.,
4.00%, 5/01/31(d)	70,000	66,818
3.63%, 2/15/32(d)	397,000	367,522
5.50%, 3/31/34(d)	90,000	90,434

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(d)	642,000	656,240
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(d)	350,000	334,823
Lindblad Expeditions LLC, 7.00%, 9/15/30(d)	346,000	361,202
Marriott International, Inc.,
4.50%, 10/15/31	110,000	110,201
5.25%, 10/15/35	66,000	66,885

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(d)	487,000	464,597
Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(d)	91,000	94,365
Travel + Leisure Co.,
6.00%, 4/01/27	5,000	5,063
4.50%, 12/01/29(d)	85,000	82,859
4.63%, 3/01/30(d)	95,000	92,721
Yum! Brands, Inc.,
3.63%, 3/15/31	300,000	283,604
4.63%, 1/31/32	95,000	92,888
		3,480,270
Leisure Products – 0.0%(a)
Acushnet Co., 5.63%, 12/01/33(d)	80,000	80,752
Machinery – 0.5%
Caterpillar Financial Services Corp., 4.15%, 1/08/31	105,000	104,930
CNH Industrial Capital LLC, 4.38%, 3/07/31	125,000	123,958
Entegris, Inc.,
4.38%, 4/15/28(d)	65,000	64,513
3.63%, 5/01/29(d)	25,000	24,091

Esab Corp., 6.25%, 4/15/29(d)	224,000	230,167
GrafTech Finance, Inc., 4.63%, 12/23/29(d)	130,000	96,228
	Par(c)	Value
Machinery (Continued)

GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(d)	$10,000	$8,506
John Deere Capital Corp.,
4.55%, 6/05/30	54,000	54,915
4.90%, 3/07/31	73,000	75,288
5.10%, 4/11/34	61,000	62,845
		845,441
Medical Equipment & Devices – 0.3%
Avantor Funding, Inc., 3.88%, 11/01/29(d)	175,000	168,042
GE HealthCare Technologies, Inc., 4.80%, 1/15/31	12,000	12,183
Hologic, Inc., 3.25%, 2/15/29(d)	195,000	194,288
Solventum Corp.,
5.40%, 3/01/29	30,000	31,090
5.90%, 4/30/54	19,000	19,092

Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	41,000	42,232
		466,927
Oil & Gas Supply Chain – 5.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 7/01/34(d)	555,000	560,598
BP Capital Markets America, Inc., 3.00%, 2/24/50	34,000	22,282
Chord Energy Corp.,
6.00%, 10/01/30(d)	122,000	124,379
6.75%, 3/15/33(d)	679,000	703,900

CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(d)	502,000	499,199
Crescent Energy Finance LLC,
7.63%, 4/01/32(d)	224,000	222,182
7.38%, 1/15/33(d)	45,000	43,550

CVR Energy, Inc., 7.88%, 2/15/34(d)(i)	270,000	267,810
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	111,000	106,620
Energy Transfer L.P.,
4.55%, 1/15/31	23,000	22,977
5.70%, 4/01/35	40,000	41,420
5.35%, 1/15/36	20,000	19,978
5.95%, 10/01/43	48,000	47,575
6.00%, 6/15/48	71,000	69,220

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Oil & Gas Supply Chain (Continued)
Energy Transfer L.P.,
(5Y U.S. Treasury CMT + 4.02%), 8.00%, 5/15/54(h)	$300,000	$320,577
6.05%, 9/01/54	81,000	78,391
Enterprise Products Operating LLC,
4.60%, 1/15/31	62,000	62,779
4.85%, 1/31/34	22,000	22,170
4.95%, 2/15/35	41,000	41,458
5.20%, 1/15/36	183,000	186,192
5.55%, 2/16/55	32,000	31,125
3.95%, 1/31/60	67,000	48,955
EOG Resources, Inc.,
4.40%, 1/15/31	120,000	120,204
5.35%, 1/15/36	276,000	283,359

Exxon Mobil Corp., 4.23%, 3/19/40	87,000	79,433
Kinder Morgan, Inc., 5.30%, 12/01/34	100,000	102,178
Marathon Petroleum Corp.,
5.70%, 3/01/35	74,000	76,470
5.00%, 9/15/54	35,000	29,483

Matador Resources Co., 6.25%, 4/15/33(d)	300,000	302,354
MPLX L.P.,
2.65%, 8/15/30	56,000	51,906
4.80%, 2/15/31	65,000	65,705
5.50%, 6/01/34	31,000	31,673
5.40%, 9/15/35	64,000	64,528

Murphy Oil U.S.A., Inc., 3.75%, 2/15/31(d)	246,000	231,066
Northern Oil & Gas, Inc., 8.75%, 6/15/31(d)	345,000	356,640
Occidental Petroleum Corp., 6.45%, 9/15/36	123,000	131,203
ONEOK, Inc.,
5.70%, 11/01/54	107,000	99,980
6.25%, 10/15/55	116,000	116,625

PBF Holding Co. LLC/PBF Finance Corp., 9.88%, 3/15/30(d)	268,000	284,206
SM Energy Co.,
8.38%, 7/01/28(d)	145,000	149,248
6.75%, 8/01/29(d)	161,000	162,833
8.63%, 11/01/30(d)	346,000	365,939
8.75%, 7/01/31(d)	292,000	306,705
Sunoco L.P.,
5.63%, 3/15/31(d)	197,000	198,207
7.25%, 5/01/32(d)	113,000	119,511
Targa Resources Corp.,
4.90%, 9/15/30	42,000	42,837
	Par(c)	Value
Oil & Gas Supply Chain (Continued)
Targa Resources Corp.,
5.50%, 2/15/35	$32,000	$32,781
6.25%, 7/01/52	106,000	107,274
6.13%, 5/15/55	39,000	38,996

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	33,000	33,308
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 5/15/30	54,000	51,900
5.10%, 3/15/36(d)	105,000	105,395

Valero Energy Corp., 5.15%, 2/15/30	99,000	101,962
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31(d)	34,000	31,373
3.88%, 11/01/33(d)	9,000	7,810

Venture Global LNG, Inc., (5Y U.S. Treasury CMT + 5.44%), 9.00%, 9/30/29(d)(g)(h)	593,000	521,676
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(d)	33,000	33,967
7.50%, 5/01/33(d)	523,000	573,400
6.50%, 1/15/34(d)	400,000	415,119
6.50%, 6/15/34(d)	21,000	21,748
7.75%, 5/01/35(d)	135,000	150,539
6.75%, 1/15/36(d)	315,000	330,202

Viper Energy Partners LLC, 4.90%, 8/01/30	92,000	93,156
Williams (The) Cos., Inc.,
4.63%, 6/30/30	64,000	64,691
5.15%, 3/15/36	48,000	47,787
5.95%, 3/15/56	52,000	52,014
		10,130,728
Oil, Gas Services & Equipment – 0.7%
Oceaneering International, Inc., 6.00%, 2/01/28	258,000	262,149
Transocean International Ltd., 8.75%, 2/15/30(d)	94,500	98,510
WBI Operating LLC, 6.25%, 10/15/30(d)	494,000	497,705
Weatherford International Ltd., 6.75%, 10/15/33(d)	426,000	441,221
		1,299,585
Publishing & Broadcasting – 0.1%
iHeartCommunications, Inc.,
9.13%, 5/01/29(d)	17,000	16,065

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Publishing & Broadcasting (Continued)
iHeartCommunications, Inc.,
7.75%, 8/15/30(d)	$155,750	$133,345
7.00%, 1/15/31(d)	48,000	38,520
		187,930
Real Estate Investment Trusts – 1.2%
American Homes 4 Rent L.P.,
4.95%, 6/15/30	53,000	53,686
5.50%, 2/01/34	61,000	62,449

American Tower Corp., 4.70%, 12/15/32	93,000	93,083
Broadstone Net Lease LLC,
2.60%, 9/15/31	105,000	93,162
5.00%, 11/01/32	14,000	14,019

First Industrial L.P., 5.25%, 1/15/31	147,000	149,699
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 11/01/37	86,000	85,310
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	161,000	153,067
2.00%, 8/15/31	69,000	60,092
Iron Mountain, Inc.,
4.88%, 9/15/29(d)	190,000	187,586
5.25%, 7/15/30(d)	90,000	89,118
4.50%, 2/15/31(d)	366,000	349,756
Kilroy Realty L.P.,
5.88%, 10/15/35	55,000	55,423
6.25%, 1/15/36	33,000	34,091

MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 2/15/32(d)	155,000	166,060
National Health Investors, Inc.,
3.00%, 2/01/31	52,000	47,397
5.35%, 2/01/33	120,000	120,177

Phillips Edison Grocery Center Operating Partnership I L.P., 5.25%, 8/15/32	85,000	87,010
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	80,000	81,407
2.13%, 12/01/30	71,000	63,541
2.15%, 9/01/31	108,000	94,725

Simon Property Group L.P., 4.30%, 1/15/31	94,000	93,755
Welltower OP LLC, 5.13%, 3/15/43	25,000	23,556
		2,258,169
	Par(c)	Value
Retail - Consumer Staples – 0.2%
Dollar General Corp., 3.50%, 4/03/30	$75,000	$72,421
Kroger (The) Co.,
5.00%, 9/15/34	18,000	18,017
5.50%, 9/15/54	56,000	53,431
5.65%, 9/15/64	46,000	43,777
Walmart, Inc.,
4.90%, 4/28/35	236,000	241,630
2.50%, 9/22/41	30,000	21,700
		450,976
Retail - Discretionary – 0.6%
Ferguson Enterprises, Inc., 4.35%, 3/15/31	150,000	149,459
Home Depot (The), Inc.,
4.95%, 6/25/34	75,000	76,463
4.65%, 9/15/35	85,000	84,052
3.30%, 4/15/40	65,000	53,011
3.63%, 4/15/52	21,000	15,435
4.95%, 9/15/52	20,000	18,306
5.30%, 6/25/54	24,000	23,039
Lowe’s Cos., Inc.,
4.85%, 10/15/35	60,000	59,379
2.80%, 9/15/41	30,000	21,631
4.25%, 4/01/52	26,000	20,649
4.45%, 4/01/62	86,000	67,497
5.80%, 9/15/62	30,000	29,506

PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(d)	565,000	579,385
		1,197,812
Semiconductors – 0.6%
Broadcom, Inc.,
5.15%, 11/15/31	46,000	47,689
5.20%, 4/15/32	21,000	21,745
4.80%, 10/15/34	33,000	32,948
4.80%, 2/15/36	92,000	90,813
3.19%, 11/15/36(d)	227,000	192,377
4.93%, 5/15/37(d)	50,000	49,238
4.90%, 2/15/38	35,000	34,257
Intel Corp.,
2.45%, 11/15/29	55,000	51,515
2.00%, 8/12/31	65,000	57,168
2.80%, 8/12/41	100,000	70,662
5.70%, 2/10/53	63,000	59,475
Marvell Technology, Inc.,
4.75%, 7/15/30	26,000	26,320
2.95%, 4/15/31	37,000	34,293
Micron Technology, Inc.,
5.88%, 9/15/33	163,000	173,392
5.80%, 1/15/35	59,000	62,526

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Semiconductors (Continued)
QUALCOMM, Inc.,
4.75%, 5/20/32	$94,000	$95,829
6.00%, 5/20/53	46,000	48,250
		1,148,497
Software – 0.3%
GoTo Group, Inc., 5.50%, 5/01/28(d)	113,361	94,657
Oracle Corp.,
2.88%, 3/25/31	96,000	86,244
5.50%, 8/03/35	30,000	29,248
5.88%, 9/26/45	80,000	71,927
4.00%, 11/15/47	29,000	19,868
5.38%, 9/27/54	51,000	40,976
6.00%, 8/03/55	53,000	46,389
5.95%, 9/26/55	67,000	59,079
5.50%, 9/27/64	83,000	65,784
6.10%, 9/26/65	14,000	12,197

Workday, Inc., 3.80%, 4/01/32	121,000	115,576
		641,945
Specialty Finance – 2.1%
Atlas Warehouse Lending Co. L.P.,
4.63%, 11/15/28(d)	254,000	255,130
4.95%, 11/15/30(d)	250,000	251,058
Aviation Capital Group LLC,
4.80%, 10/24/30(d)	65,000	65,159
4.88%, 1/28/33(d)	50,000	49,284
Azorra Finance Ltd.,
7.75%, 4/15/30(d)	215,000	226,264
7.25%, 1/15/31(d)	414,000	433,598
Burford Capital Global Finance LLC,
7.50%, 7/15/33(d)	204,000	196,949
8.50%, 1/15/34(d)	265,000	265,596

Equifax, Inc., 5.10%, 6/01/28	114,000	116,459
Fair Isaac Corp., 6.00%, 5/15/33(d)	541,000	551,244
Freedom Mortgage Holdings LLC,
9.25%, 2/01/29(d)	250,000	261,719
9.13%, 5/15/31(d)	205,000	216,740
8.38%, 4/01/32(d)	80,000	83,686
7.88%, 4/01/33(d)	70,000	71,403
MSCI, Inc.,
3.63%, 9/01/30(d)	62,000	59,259
3.63%, 11/01/31(d)	66,000	61,972
5.25%, 9/01/35	89,000	89,308
	Par(c)	Value
Specialty Finance (Continued)

Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.25%, 2/01/30(d)	$78,000	$80,347
S&P Global, Inc.,
4.25%, 1/15/31(d)	100,000	99,831
4.80%, 12/04/35(d)	75,000	74,398

Synchrony Financial, 7.25%, 2/02/33	401,000	425,893
		3,935,297
Steel – 0.6%
Carpenter Technology Corp., 5.63%, 3/01/34(d)	180,000	182,659
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(d)	95,000	98,725
Commercial Metals Co.,
4.13%, 1/15/30	295,000	286,210
3.88%, 2/15/31	95,000	90,175
4.38%, 3/15/32	235,000	224,573
5.75%, 11/15/33(d)	53,000	53,885
6.00%, 12/15/35(d)	77,000	78,671

Nucor Corp., 5.10%, 6/01/35	88,000	89,661
Steel Dynamics, Inc., 5.25%, 5/15/35	90,000	91,403
		1,195,962
Technology Hardware – 0.9%
Cisco Systems, Inc., 4.95%, 2/26/31	74,000	76,568
Dell International LLC/EMC Corp.,
5.30%, 4/01/32	93,000	95,561
4.75%, 10/06/32	75,000	74,814

Hewlett Packard Enterprise Co., 4.40%, 10/15/30	55,000	54,730
Imola Merger Corp., 4.75%, 5/15/29(d)	357,000	351,262
Motorola Solutions, Inc.,
4.85%, 8/15/30	54,000	55,066
5.55%, 8/15/35	47,000	48,779
Seagate Data Storage Technology Pte. Ltd.,
4.09%, 6/01/29(d)	90,000	88,216
8.25%, 12/15/29(d)	95,000	100,346
5.88%, 7/15/30(d)	235,000	242,092
4.13%, 1/15/31(d)	116,000	110,514
9.63%, 12/01/32(d)	3,825	4,324
5.75%, 12/01/34(d)	45,000	45,959

Zebra Technologies Corp., 6.50%, 6/01/32(d)	321,000	330,642
		1,678,873

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Telecommunications – 2.4%
AT&T, Inc.,
4.55%, 11/01/32	$70,000	$69,502
4.90%, 11/01/35	133,000	130,947
3.50%, 6/01/41	119,000	93,525
5.55%, 11/01/45	70,000	67,392
5.70%, 11/01/54	40,000	38,194
3.55%, 9/15/55	211,000	140,142
3.65%, 9/15/59	46,000	30,353

C&W Senior Finance Ltd., 9.00%, 1/15/33(d)	200,000	208,007
EchoStar Corp.,
10.75%, 11/30/29	1,153,598	1,264,597
(100% Cash), 6.75%, 11/30/30(f)	75,630	76,971

Flash Compute LLC, 7.25%, 12/31/30(d)	501,000	502,700
Level 3 Financing, Inc., 4.25%, 7/01/28(d)	300,000	288,750
Sable International Finance Ltd., 7.13%, 10/15/32(d)	200,000	202,199
Sprint Capital Corp.,
6.88%, 11/15/28	60,000	64,370
8.75%, 3/15/32	122,000	147,745
T-Mobile U.S.A., Inc.,
3.38%, 4/15/29	60,000	58,570
2.55%, 2/15/31	55,000	50,313
3.50%, 4/15/31	116,000	110,796
5.13%, 5/15/32	50,000	51,393
6.70%, 12/15/33	84,000	93,718
4.95%, 11/15/35	50,000	49,565
5.00%, 2/15/36	17,000	16,827
5.75%, 1/15/54	21,000	20,479
5.25%, 6/15/55	24,000	21,717
Verizon Communications, Inc.,
1.75%, 1/20/31	20,000	17,643
2.55%, 3/21/31	19,000	17,360
2.36%, 3/15/32	116,000	102,267
4.75%, 1/15/33	156,000	156,042
6.55%, 9/15/43	65,000	71,179
3.88%, 3/01/52	88,000	65,112

WULF Compute LLC, 7.75%, 10/15/30(d)	326,000	340,024
		4,568,399
Tobacco & Cannabis – 0.3%
Philip Morris International, Inc.,
4.38%, 4/30/30	68,000	68,403
4.75%, 11/01/31	59,000	60,111
5.25%, 2/13/34	228,000	235,367
	Par(c)	Value
Tobacco & Cannabis (Continued)
Philip Morris International, Inc.,
4.88%, 4/30/35	$88,000	$87,934
4.63%, 10/29/35	65,000	63,479
		515,294
Transportation & Logistics – 0.5%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	120,981	119,821
Series 2016-1, Class AA, 3.58%, 1/15/28	1,644	1,620
Series 2016-2, Class AA, 3.20%, 6/15/28	32,147	31,453
Series 2017-2, Class AA, 3.35%, 10/15/29	40,398	39,199
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	68,000	60,822
4.55%, 9/01/44	25,000	22,249
3.90%, 8/01/46	51,000	40,837
5.20%, 4/15/54	55,000	51,815
5.50%, 3/15/55	25,000	24,620
5.55%, 3/15/56	69,000	68,258
CSX Corp.,
4.25%, 11/01/66	28,000	21,558
4.65%, 3/01/68	82,000	67,279

Federal Express Corp. Pass Through Trusts, Series 2020-1, Class AA, 1.88%, 2/20/34	30,771	26,933
FedEx Corp., 4.55%, 4/01/46	75,000	63,905
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(d)(i)	55,000	54,497
Norfolk Southern Corp., 3.95%, 10/01/42	51,000	42,499
Ryder System, Inc.,
5.38%, 3/15/29	9,000	9,306
5.50%, 6/01/29	52,000	53,983
4.95%, 9/01/29	45,000	46,016

Union Pacific Corp., 3.55%, 8/15/39	22,000	18,732
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	24,746	25,360
Series 2016-2, Class AA, 2.88%, 10/07/28	1,807	1,742
Series 2018-1, Class AA, 3.50%, 3/01/30	28,626	28,164
		920,668

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Wholesale - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp.,
4.20%, 9/17/29		$16,000	$16,019
4.65%, 9/17/34		16,000	15,705
5.15%, 8/04/35		70,000	71,020

Performance Food Group, Inc., 4.25%, 8/01/29(d)		439,000	429,848
			532,592
Total Corporate Bonds (Cost $83,161,947)			83,389,857

Foreign Government Inflation-Linked Bonds – 0.8%
Sovereign Government – 0.8%
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 5/15/35	BRL	1,974,000	1,562,142
Total Foreign Government Inflation-Linked Bonds (Cost $1,513,629)			1,562,142

Foreign Issuer Bonds – 43.3%
Angola – 0.8%
Angolan Government International Bond,
8.25%, 5/09/28		200,000	201,351
8.00%, 11/26/29		200,000	196,153
9.24%, 1/15/31(d)		200,000	201,255
8.75%, 4/14/32		265,000	259,218
9.88%, 10/15/35		200,000	201,012
9.38%, 5/08/48		200,000	177,776
9.13%, 11/26/49		200,000	173,107
			1,409,872
Argentina – 1.1%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(k)		350,132	296,211
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(k)		510,356	394,760
5.00%, 1/09/38		438,141	352,485
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(k)		817,477	591,036
(Step to 4.38% on 7/09/27), 4.13%, 7/09/46(k)		178,643	130,856
		Par(c)	Value
Argentina (Continued)

Province of Santa Fe, 8.10%, 12/11/34(d)		$200,000	$194,710
Provincia de Buenos Aires, 6.63%, 9/01/37		138,103	111,518
			2,071,576
Australia – 0.5%
BHP Billiton Finance U.S.A. Ltd.,
5.00%, 2/21/30		81,000	83,436
5.30%, 2/21/35		80,000	82,600
5.75%, 9/05/55		74,000	75,738

Fortescue Treasury Pty. Ltd., 4.38%, 4/01/31(d)		128,000	123,674
Mineral Resources Ltd., 9.25%, 10/01/28(d)		455,000	477,936
Woodside Finance Ltd., 5.40%, 5/19/30		83,000	85,407
			928,791
Bahrain – 0.3%
Bahrain Government International Bond,
6.75%, 9/20/29		200,000	204,542
7.10%, 2/03/38(d)		300,000	299,767
			504,309
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/01/36		156,000	153,842
4.90%, 2/01/46		165,000	152,256

Anheuser-Busch InBev Worldwide, Inc., 4.95%, 1/15/42		60,000	57,355
			363,453
Brazil – 2.7%
Aegea Finance S.a.r.l.,
9.00%, 1/20/31(d)		200,000	212,553
7.63%, 1/20/36(d)		200,000	195,184

Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	14,476,000	2,457,219
Brazilian Government International Bond,
6.00%, 10/20/33		200,000	202,120
6.13%, 3/15/34		200,000	202,180
6.63%, 3/15/35		400,000	411,000
5.00%, 1/27/45		200,000	159,672
CSN Resources S.A.,
8.88%, 12/05/30		200,000	192,912
4.63%, 6/10/31(d)		200,000	156,803

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Brazil (Continued)

Embraer Netherlands Finance B.V., 5.40%, 1/09/38	$155,000	$152,760
Samarco Mineracao S.A., 9.50%, 6/30/31(d)(f)	260,947	261,969
Yinson Bergenia Production B.V., 8.50%, 1/31/45(d)	197,340	214,527
Yinson Boronia Production B.V., 8.95%, 7/31/42(d)	301,153	334,198
		5,153,097
Canada – 2.3%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(d)	435,000	428,510
4.38%, 1/15/28(d)	98,000	97,421
3.50%, 2/15/29(d)	40,000	38,549
6.13%, 6/15/29(d)	110,000	112,768
5.63%, 9/15/29(d)	10,000	10,169
4.00%, 10/15/30(d)	500,000	477,063
Bank of Montreal,
(SOFR Index + 1.08%), 4.35%, 9/22/31(h)	85,000	84,865
(SOFR + 0.97%), 4.44%, 1/14/32(h)	65,000	64,862

Bank of Nova Scotia (The), (SOFR + 1.05%), 4.81%, 2/02/34(h)(i)	55,000	55,059
Bausch Health Cos., Inc.,
4.88%, 6/01/28(d)	465,000	430,118
11.00%, 9/30/28(d)	160,000	166,333

Brookfield Asset Management Ltd., 5.30%, 1/15/36	70,000	69,901
Canadian National Railway Co., 4.20%, 3/12/31	105,000	104,640
Cenovus Energy, Inc.,
4.65%, 3/20/31	40,000	39,958
5.40%, 3/20/36	75,000	74,908

Jones Deslauriers Insurance Management, Inc., 6.88%, 10/01/33(d)	166,000	161,806
Manulife Financial Corp., 4.99%, 12/11/35	131,000	130,808
Mattamy Group Corp., 6.00%, 12/15/33(d)	220,000	216,165
Nutrien Ltd., 2.95%, 5/13/30	158,000	149,491
Open Text Corp., 3.88%, 12/01/29(d)	136,000	126,232
Open Text Holdings, Inc.,
4.13%, 2/15/30(d)	621,000	576,853
4.13%, 12/01/31(d)	45,000	40,427
		Par(c)	Value
Canada (Continued)
Royal Bank of Canada,
(SOFR Index + 1.08%), 4.65%, 10/18/30(h)		$87,000	$88,265
(SOFR + 1.06%), 4.70%, 8/06/31(h)		78,000	78,999
(5Y U.S. Treasury CMT + 2.45%), 6.50%, 5/24/86(h)		200,000	199,857

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(d)		162,000	165,735
Toronto-Dominion Bank (The), 4.93%, 10/15/35		81,000	80,785
			4,270,547
Chile – 1.2%
Antofagasta PLC, 6.25%, 5/02/34(d)		200,000	214,059
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(d)	CLP	225,000,000	260,423
6.00%, 4/01/33(d)	CLP	140,000,000	167,761
5.00%, 3/01/35	CLP	355,000,000	398,517

Chile Government International Bond, 4.95%, 1/05/36		200,000	201,090
Corp Nacional del Cobre de Chile,
5.95%, 1/08/34		300,000	313,916
6.30%, 9/08/53		200,000	204,138

Latam Airlines Group S.A., 7.63%, 1/07/31(d)		200,000	209,750
Sociedad Quimica y Minera de Chile S.A., (5Y U.S. Treasury CMT + 1.92%), 5.63%, 4/22/56(d)(h)		200,000	199,622
			2,169,276
China – 0.7%
China Evergrande Group, 8.75%, 6/28/25(l)		200,000	2,000
China Government Bond,
2.11%, 8/25/34	CNY	1,290,000	191,088
2.57%, 5/20/54	CNY	7,220,000	1,091,172
Kaisa Group Holdings Ltd.,
(100% Cash), 7.72%, 12/28/27(d)(f)		7,686	173
0.00%, 12/31/27(d)(e)		8,353	26
(100% Cash), 6.25%, 12/28/28(d)(f)		10,024	150
6.25%, 12/28/28(d)(f)		1,214	18
0.00%, 12/31/28(d)(e)		13,365	29
6.50%, 12/28/29(d)(f)		18,814	271
0.00%, 12/31/29(d)(e)		13,365	102
6.75%, 12/28/30(d)(f)		22,676	414
0.00%, 12/31/30(d)(e)		16,707	48

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
China (Continued)
Kaisa Group Holdings Ltd.,
(100% Cash), 7.00%, 12/28/31(d)(f)		$34,166	$513
0.00%, 12/31/31(d)(e)		16,707	219
7.25%, 12/28/32(d)(f)		32,152	405
0.00%, 12/31/32(d)(e)		31,520	218
Times China Holdings Ltd.,
4.00%, 3/30/29(d)(f)		18,298	335
4.20%, 9/30/32(d)(f)		67,857	848
Yuzhou Group Holdings Co. Ltd.,
(100% Cash), 7.00%, 6/30/27(f)		16,240	1,624
4.00%, 6/30/28(f)		13,634	324
4.50%, 6/30/29(f)		23,801	476
5.00%, 6/30/30(f)		31,847	637
5.50%, 6/30/31(f)		44,786	448
1.00%, 6/30/34(f)		11,686	15
			1,291,553
Colombia – 2.6%
Banco Davivienda S.A., (5Y U.S. Treasury CMT + 4.59%), 8.13%, 7/02/35(d)(h)		200,000	208,500
Colombia Government International Bond,
7.38%, 4/25/30		200,000	209,100
6.50%, 1/21/33		310,000	307,040
7.75%, 11/07/36		650,000	679,055
8.38%, 11/07/54		400,000	422,500
Colombian TES,
7.00%, 6/30/32	COP	1,173,900,000	240,059
13.25%, 2/09/33	COP	1,485,600,000	411,254
7.25%, 10/18/34	COP	208,400,000	40,873
6.25%, 7/09/36	COP	2,777,800,000	486,685
9.25%, 5/28/42	COP	1,969,800,000	415,410
Ecopetrol S.A.,
7.75%, 2/01/32		105,000	107,819
8.38%, 1/19/36		401,000	414,883
5.88%, 5/28/45		195,000	147,360

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/30		200,000	186,563
EnfraGen Energia Sur S.A.U./EnfraGen Chile S.p.A./EnfraGen Spain S.A.U., 8.50%, 6/30/32(d)		200,000	207,293
Geopark Ltd., 8.75%, 1/31/30(d)		200,000	186,656
Termocandelaria Power S.A., 7.75%, 9/17/31(d)		200,000	207,464
			4,878,514
		Par(c)	Value
Costa Rica – 0.2%
Costa Rica Government International Bond,
6.55%, 4/03/34(d)		$200,000	$216,524
7.30%, 11/13/54(d)		200,000	222,222
			438,746
Czech Republic – 1.3%
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	5,050,000	239,856
0.95%, 5/15/30	CZK	10,910,000	475,971
5.00%, 9/30/30	CZK	9,510,000	488,463
1.20%, 3/13/31	CZK	6,210,000	266,659
1.75%, 6/23/32	CZK	5,220,000	222,807
3.50%, 5/30/35	CZK	16,490,000	755,101
			2,448,857
Dominican Republic – 0.6%
Dominican Republic International Bond,
4.50%, 1/30/30(d)		280,000	272,440
6.00%, 2/22/33		210,000	213,780
6.95%, 3/15/37(d)		200,000	213,500
6.85%, 1/27/45		200,000	206,700
5.88%, 1/30/60		250,000	221,875
			1,128,295
Ecuador – 0.4%
Ecuador Government International Bond,
0.00%, 7/31/30(e)		105,700	88,788
8.75%, 1/29/34(d)		200,000	202,000
6.90%, 7/31/35(d)		259,752	236,634
9.25%, 1/29/39(d)		200,000	204,500
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(k)		114,300	94,298
			826,220
El Salvador – 0.1%
El Salvador Government International Bond,
8.25%, 4/10/32		34,000	36,540
7.63%, 2/01/41		150,000	149,625
			186,165
France – 0.4%
Banque Federative du Credit Mutuel S.A., 4.54%, 1/15/31(d)		200,000	199,538
BNP Paribas S.A., 5.89%, 12/05/34(d)(j)		200,000	212,119
Orange S.A., 5.00%, 1/13/36(d)		201,000	199,350

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
France (Continued)
TotalEnergies Capital S.A., 5.64%, 4/05/64		$50,000	$48,699
TotalEnergies Capital U.S.A. LLC,
4.57%, 1/13/33		57,000	57,012
4.86%, 1/13/36		55,000	54,692
			771,410
Gabon – 0.3%
Gabon Government International Bond, 6.63%, 2/06/31		575,000	489,419
Germany – 0.5%
Deutsche Bank A.G.,
(SOFR + 1.72%), 5.30%, 5/09/31(h)		150,000	153,704
(SOFR + 1.10%), 4.47%, 12/10/31(h)		150,000	149,833

EMD Finance LLC, 5.00%, 10/15/35(d)		150,000	149,492
ZF North America Capital, Inc.,
6.75%, 4/23/30(d)		302,000	302,796
6.88%, 4/23/32(d)		225,000	224,362
			980,187
Ghana – 0.2%
Ghana Government International Bond,
(Step to 6.00% on 7/03/28), 5.00%, 7/03/29(k)		70,481	69,202
0.00%, 1/03/30(e)		36,446	31,912
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(k)		237,320	217,270
			318,384
Guatemala – 0.3%
Energuate Trust 2.0, 6.35%, 9/15/35(d)		200,000	199,871
Guatemala Government Bond, 6.55%, 2/06/37(d)		200,000	212,270
Threelands Energy Ltd. S.a.r.l., 7.45%, 10/20/35(d)		200,000	202,980
			615,121
Honduras – 0.1%
Honduras Government International Bond, 8.63%, 11/27/34(d)		150,000	172,520
Hungary – 0.6%
Hungary Government Bond,
3.25%, 10/22/31	HUF	59,400,000	158,574
		Par(c)	Value
Hungary (Continued)
Hungary Government Bond,
2.25%, 4/20/33	HUF	116,230,000	$277,473
7.00%, 10/24/35	HUF	126,650,000	406,219

Hungary Government International Bond, 6.00%, 9/26/35		$346,000	356,917
			1,199,183
India – 2.0%
India Government Bond,
7.17%, 4/17/30	INR	3,000,000	33,561
7.18%, 8/14/33	INR	125,260,000	1,398,020
7.10%, 4/08/34	INR	56,470,000	627,839
6.79%, 10/07/34	INR	89,040,000	971,218
7.09%, 8/05/54	INR	40,880,000	429,044

Vedanta Resources Finance II PLC, 9.13%, 10/15/32(d)		200,000	209,507
			3,669,189
Indonesia – 1.4%
Freeport Indonesia PT, 5.32%, 4/14/32(d)		200,000	203,650
Indika Energy Tbk PT, 8.75%, 5/07/29		250,000	250,128
Indonesia Government International Bond, 5.65%, 1/11/53		250,000	246,960
Indonesia Treasury Bond,
6.50%, 7/15/30	IDR	11,800,000,000	722,571
6.75%, 7/15/35	IDR	4,330,000,000	264,949
7.13%, 8/15/40	IDR	4,853,000,000	305,410
7.13%, 8/15/45	IDR	1,781,000,000	111,977
6.88%, 7/15/54	IDR	4,170,000,000	252,160

Perusahaan Penerbit SBSN Indonesia III, 5.60%, 11/15/33(d)		200,000	209,271
			2,567,076
Ireland – 0.1%
GGAM Finance Ltd.,
6.88%, 4/15/29(d)		25,000	25,865
5.88%, 3/15/30(d)		240,000	243,672
			269,537
Israel – 0.6%
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		61,000	64,170
Teva Pharmaceutical Finance Netherlands III B.V.,
7.88%, 9/15/29		200,000	219,196
4.10%, 10/01/46		917,000	701,498

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Israel (Continued)

Teva Pharmaceutical Finance Netherlands IV B.V., 5.75%, 12/01/30	$200,000	$207,097
		1,191,961
Italy – 0.1%
Fibercop S.p.A.,
6.38%, 11/15/33(d)	59,000	59,753
6.00%, 9/30/34(d)	9,000	8,740
7.20%, 7/18/36(d)	59,000	59,697
		128,190
Ivory Coast – 0.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32	125,083	124,846
Jamaica – 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 8/01/32(d)	200,000	207,945
Montego Bay Airport Revenue Finance Ltd., 6.60%, 6/15/35(d)	200,000	199,840
		407,785
Japan – 0.7%
Honda Motor Co. Ltd., 4.69%, 7/08/30	99,000	100,075
Mitsubishi UFJ Financial Group, Inc.,
(1Y U.S. Treasury CMT + 1.27%), 5.62%, 4/24/36(h)	200,000	208,950
(1Y U.S. Treasury CMT + 0.90%), 5.06%, 1/14/37(h)	200,000	199,723

Nissan Motor Co. Ltd., 4.35%, 9/17/27(d)	201,000	198,811
NTT Finance Corp., 5.17%, 7/16/32(d)	200,000	205,293
SoftBank Corp., 5.33%, 7/09/35(d)	200,000	200,306
Takeda Pharmaceutical Co. Ltd., 5.30%, 7/05/34	200,000	205,499
		1,318,657
Kazakhstan – 0.1%
ForteBank JSC, 7.75%, 2/04/30(d)	200,000	206,652
Kenya – 0.2%
Republic of Kenya Government International Bond,
8.80%, 10/09/38	200,000	202,277
8.25%, 2/28/48	200,000	191,941
		394,218
		Par(c)	Value
Kuwait – 0.1%
Kuwait International Government Bond, 4.65%, 10/09/35(d)		$200,000	$197,181
Lebanon – 0.1%
Lebanon Government International Bond,
6.10%, 10/04/22(l)		200,000	58,400
6.00%, 1/27/23(l)		245,000	71,565
6.65%, 4/22/24(l)		178,000	51,620
6.20%, 2/26/25(l)		139,000	40,990
			222,575
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(d)		240,000	174,235
Malaysia – 1.8%
Malaysia Government Bond,
3.73%, 6/15/28	MYR	1,610,000	414,822
3.89%, 8/15/29	MYR	2,583,000	670,792
4.76%, 4/07/37	MYR	2,369,000	661,284
4.89%, 6/08/38	MYR	2,185,000	617,056
4.05%, 4/18/39	MYR	1,259,000	328,437
3.76%, 5/22/40	MYR	778,000	196,661
4.18%, 5/16/44	MYR	319,000	83,702

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	439,611
			3,412,365
Mexico – 2.4%
Cemex S.A.B. de C.V., (5Y U.S. Treasury CMT + 3.52%), 7.20%, 6/10/30(d)(g)(h)		200,000	209,700
Grupo Televisa S.A.B., 6.13%, 1/31/46		200,000	157,399
Mexican Bonos,
7.75%, 5/29/31	MXN	4,748,600	265,448
7.50%, 5/26/33	MXN	13,813,800	746,950
7.75%, 11/23/34	MXN	11,849,900	640,538
10.00%, 11/20/36	MXN	5,754,400	356,692
8.50%, 11/18/38	MXN	10,499,200	576,403
7.75%, 11/13/42	MXN	5,936,800	296,818
Mexico Government International Bond,
6.35%, 2/09/35		400,000	415,880
6.88%, 5/13/37		500,000	528,625

Orbia Advance Corp. S.A.B. de C.V., 5.88%, 9/17/44		200,000	164,630
Petroleos Mexicanos,
5.95%, 1/28/31		50,000	48,776
6.70%, 2/16/32		27,000	26,956

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Mexico (Continued)
Petroleos Mexicanos,
6.63%, 6/15/35		$39,000	$37,160
6.38%, 1/23/45		12,000	9,761
6.75%, 9/21/47		44,000	36,281
7.69%, 1/23/50		20,000	17,992
			4,536,009
Mongolia – 0.1%
Mongolian Mining Corp., 8.44%, 4/03/30		200,000	206,457
Morocco – 0.2%
OCP S.A., 6.70%, 3/01/36		375,000	397,411
Norway – 0.1%
Equinor ASA, 4.75%, 11/14/35		130,000	129,048
Panama – 0.3%
Panama Government International Bond,
3.16%, 1/23/30		200,000	187,360
7.88%, 3/01/57		325,000	373,961
			561,321
Peru – 0.8%
Banco de Credito del Peru S.A., (5Y U.S. Treasury CMT + 2.24%), 5.80%, 3/10/35(d)(h)		200,000	203,400
Peru Government Bond, 6.85%, 8/12/35(d)	PEN	2,300,000	735,731
Peruvian Government International Bond,
5.38%, 2/08/35		210,000	213,885
6.55%, 3/14/37		79,000	86,797
6.20%, 6/30/55		90,000	91,998

Volcan Cia Minera S.A.A., 8.50%, 10/28/32(d)		200,000	206,980
			1,538,791
Philippines – 0.2%
Philippine Government International Bond, 5.50%, 1/17/48		400,000	394,188
Poland – 1.8%
Bank Gospodarstwa Krajowego, 5.75%, 7/09/34(d)		200,000	210,087
Republic of Poland Government Bond,
1.25%, 10/25/30	PLN	2,014,000	495,299
1.75%, 4/25/32	PLN	3,728,000	891,182
5.00%, 10/25/34	PLN	2,752,000	776,793
		Par(c)	Value
Poland (Continued)
Republic of Poland Government International Bond,
4.63%, 3/18/29		$357,000	$363,617
4.88%, 2/12/30		174,000	178,839
5.50%, 3/18/54		403,000	382,297
			3,298,114
Romania – 1.6%
Romania Government Bond,
5.00%, 2/12/29	RON	470,000	106,115
7.35%, 4/28/31	RON	1,605,000	390,548
6.70%, 2/25/32	RON	955,000	225,024
7.20%, 10/30/33	RON	545,000	131,414
4.75%, 10/11/34	RON	780,000	159,651
Romanian Government International Bond,
6.63%, 2/17/28(d)		110,000	114,581
5.88%, 1/30/29(d)		268,000	276,596
5.75%, 9/16/30(d)		260,000	268,177
7.13%, 1/17/33(d)		308,000	336,352
6.38%, 1/30/34(d)		288,000	299,786
5.75%, 3/24/35		68,000	67,440
7.50%, 2/10/37		96,000	106,621
4.00%, 2/14/51		104,000	72,520
7.63%, 1/17/53(d)		320,000	355,960
			2,910,785
Saudi Arabia – 1.2%
Avilease Capital Ltd., 4.75%, 11/12/30(d)		200,000	198,578
Saudi Arabian Oil Co.,
2.25%, 11/24/30		200,000	180,236
5.25%, 7/17/34(d)		404,000	411,295
Saudi Government International Bond,
4.38%, 1/12/31(d)		401,000	399,123
5.00%, 1/16/34		830,000	841,769
3.75%, 3/05/37(d)	EUR	200,000	233,714
			2,264,715
Senegal – 0.3%
Senegal Government International Bond,
7.75%, 6/10/31		434,000	263,161
6.25%, 5/23/33		400,000	230,329
			493,490
South Africa – 2.2%
Eskom Holdings, 8.45%, 8/10/28		400,000	429,088

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
South Africa (Continued)
Republic of South Africa Government Bond,
7.00%, 2/28/31	ZAR	5,411,193	$329,157
8.25%, 3/31/32	ZAR	5,528,933	351,957
8.88%, 2/28/35	ZAR	12,756,786	831,903
8.50%, 1/31/37	ZAR	12,160,510	755,999
9.00%, 1/31/40	ZAR	6,206,227	392,488
8.75%, 1/31/44	ZAR	7,461,447	454,468
Republic of South Africa Government International Bond,
4.85%, 9/30/29		$100,000	99,694
5.65%, 9/27/47		250,000	206,583
7.25%, 12/11/55(d)		250,000	242,713
			4,094,050
Spain – 0.1%
Banco Santander S.A., 5.44%, 7/15/31		200,000	209,570
Sri Lanka – 0.2%
Sri Lanka Government International Bond,
(Step to 3.35% on 7/15/27), 3.10%, 1/15/30(d)(k)		108,618	107,050
(Step to 3.85% on 11/15/27), 3.60%, 5/15/36(d)(k)		245,179	242,174
(Step to 3.85% on 8/15/27), 3.60%, 2/15/38(k)		60,000	59,400
			408,624
Supranational – 0.1%
Banque Ouest Africaine de Developpement, 6.25%, 10/14/40(d)	EUR	165,000	190,746
Sweden – 0.1%
EQT AB, 5.85%, 5/08/35(d)		200,000	205,832
Switzerland – 0.1%
Tyco Electronics Group S.A., 4.88%, 2/09/36(i)		82,000	81,628
UBS Group A.G., (SOFR + 1.29%), 4.84%, 11/06/33(d)(h)		200,000	200,090
			281,718
Thailand – 0.8%
Thailand Government Bond,
3.39%, 6/17/37	THB	14,769,000	529,015
3.30%, 6/17/38	THB	4,435,000	156,889
		Par(c)	Value
Thailand (Continued)
Thailand Government Bond,
3.45%, 6/17/43	THB	14,027,000	$491,579
2.98%, 6/17/45	THB	10,800,000	352,945
			1,530,428
Trinidad and Tobago – 0.1%
Port of Spain Waterfront Development, 7.88%, 2/19/40(d)		$193,333	194,783
Turkey – 1.8%
Akbank T.A.S., (5Y U.S. Treasury CMT + 5.27%), 9.37%, 3/14/29(d)(g)(h)		200,000	208,228
Aydem Yenilenebilir Enerji A.S., 9.88%, 9/30/30		200,000	200,693
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(d)		200,000	219,616
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29		200,000	203,481
TC Ziraat Bankasi A.S., (5Y U.S. Treasury CMT + 4.62%), 8.38%, 11/05/30(d)(g)(h)		225,000	228,391
Turkiye Government Bond, 37.84%, 7/14/27	TRY	66,416,734	1,626,459
Turkiye Government International Bond,
9.38%, 3/14/29		200,000	223,112
6.88%, 1/14/38		200,000	198,080

Zorlu Enerji Elektrik Uretim A.S., 11.00%, 4/23/30(d)		200,000	186,333
			3,294,393
Ukraine – 0.8%
Ukraine Government International Bond,
(Step to 6.00% on 2/01/27), 4.50%, 2/01/29(k)		63,000	48,893
(Step to 3.00% on 2/01/27), 28.48%, 2/01/30(k)		123,100	78,092
(Step to 5.50% on 2/01/27), 4.00%, 2/01/32(d)(k)		280,900	223,877
(Step to 3.00% on 2/01/27), 26.76%, 2/01/34(d)(k)		264,749	129,233
(Step to 6.00% on 2/01/27), 4.50%, 2/01/34(d)(k)		330,761	208,296

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Ukraine (Continued)
Ukraine Government International Bond,
(Step to 3.00% on 2/01/27), 21.67%, 2/01/35(k)	$147,902	$83,602
(Step to 3.00% on 2/01/27), 21.67%, 2/01/35(d)(k)	66,550	37,618
(Step to 6.00% on 2/01/27), 4.50%, 2/01/35(d)(k)	412,202	254,997
(Step to 3.00% on 2/01/27), 21.31%, 2/01/36(k)	347,447	195,595
(Step to 3.00% on 2/01/27), 23.54%, 2/01/36(d)(k)	95,796	53,928
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(d)(k)	196,636	119,601
		1,433,732
United Arab Emirates – 0.7%
Adnoc Murban Rsc Ltd.,
4.50%, 9/11/34(d)	400,000	392,666
5.13%, 9/11/54(d)	225,000	209,199
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36(d)	200,000	176,036
2.94%, 9/30/40(d)	194,936	165,173
MDGH GMTN RSC Ltd.,
5.50%, 4/28/33	200,000	209,689
5.88%, 5/01/34	200,000	215,320
		1,368,083
United Kingdom – 1.3%
Ardonagh Finco Ltd., 7.75%, 2/15/31(d)	740,000	764,996
Avianca Midco 2 PLC, 9.50%, 1/28/31(d)	200,000	204,000
BAT Capital Corp.,
4.63%, 3/22/33	80,000	79,267
7.08%, 8/02/43	41,000	46,027
3.98%, 9/25/50	50,000	36,877
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(d)	400,000	397,588
11.50%, 8/15/29(d)	200,000	212,000

Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 2/15/32(d)	225,000	229,261
	Par(c)	Value
United Kingdom (Continued)

Lloyds Banking Group PLC, (1Y U.S. Treasury CMT + 0.97%), 4.94%, 11/04/36(h)	$200,000	$196,970
National Grid PLC, 5.60%, 6/12/28	45,000	46,520
Santander UK Group Holdings PLC, (SOFR Index + 1.52%), 5.69%, 4/15/31(h)	200,000	208,561
Smith & Nephew PLC, 2.03%, 10/14/30	75,000	67,501
		2,489,568
Uruguay – 0.2%
Uruguay Government International Bond,
5.44%, 2/14/37	200,000	206,320
4.98%, 4/20/55	246,832	222,457
		428,777
Uzbekistan – 0.2%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31	200,000	185,669
Uzbekneftegaz JSC, 8.75%, 5/07/30(d)	200,000	216,306
		401,975
Venezuela – 0.5%
Petroleos de Venezuela S.A.,
9.00%, 11/17/21(l)	185,101	66,174
6.00%, 5/16/24(l)	340,653	103,218
5.38%, 4/12/27(l)	361,000	104,690
Venezuela Government International Bond,
7.75%, 10/13/19(l)	93,400	32,232
8.25%, 10/13/24(l)	259,100	94,598
9.25%, 9/15/27(l)	293,700	125,586
9.25%, 5/07/28(l)	494,800	199,206
11.95%, 8/05/31(l)	290,700	127,210
		852,914
Zambia – 0.1%
Zambia Government International Bond,
(Step to 7.50% on 6/30/31), 5.75%, 6/30/33(k)	47,373	46,297
0.50%, 12/31/53	77,000	55,339
		101,636
Total Foreign Issuer Bonds (Cost $77,318,055)		81,117,120

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value

Mortgage-Backed Securities – 0.1%
Commercial Mortgage-Backed Securities – 0.1%
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.57%, 6/10/47(d)(m)	$50,000	$6,499
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.08%, 8/15/46(m)	110,000	68,476
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(d)(m)	100,000	45,002
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.85%, 3/15/44(d)(m)	56,647	20,394
Total Mortgage-Backed Securities (Cost $272,645)		140,371

Term Loans – 2.2%(j)
Asset Management – 0.1%
Inception Holdco S.a.r.l. Facility B-9, (3M USD CME Term SOFR + 3.25%), 6.92%, 4/18/31	203,474	204,491
Automotive – 0.0%(a)
First Brands Group LLC, 2021 Term Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.81%, 3/30/27	50,462	135
First Brands Group LLC, DIP Term Loan,
(1M USD CME Term SOFR + 1.55%, 1.00% Floor), 5.24%, 6/29/26	21,804	2,944
6/29/26(n)	11,152	1,505

First Brands Group LLC, Incremental Term Loan Senior Secured, 3/30/27(n)	65,578	175
First Brands Group LLC, Roll-up Loan, (1M USD CME Term SOFR + 7.00%, 1.00% Floor), 10.69%, 6/29/26	1,149	5
		4,764
	Par(c)	Value
Biotechnology & Pharmaceuticals – 0.1%
Dechra Pharmaceuticals Holdings Ltd., Facility B-1, (6M USD CME Term SOFR + 3.00%), 6.64%, 1/27/32	$129,317	$129,704
Consumer Cyclical – 0.2%
Horizon Midco 2 Ltd., Term B Loan, (6M USD CME Term SOFR + 4.50%), 8.20%, 10/31/31	311,937	305,699
Diversified Industrials – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan, 12/21/29(n)(o)	70,299	71,295
GrafTech Global Enterprises, Inc., Term Loan, (3M USD CME Term SOFR + 6.00%, 2.00% Floor), 9.67%, 12/21/29	123,022	124,765
		196,060
Health Care Facilities & Services – 0.3%
Hanger, Inc., Delayed Draw Term Loan,
(1M USD CME Term SOFR + 3.50%), 7.17%, 10/23/31	7,758	7,771
10/23/31(n)(o)	11,219	11,237

Hanger, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 7.17%, 10/23/31	103,529	103,702
IVC Acquisition Ltd., Facility B-12, (3M USD CME Term SOFR + 3.75%), 7.42%, 12/12/28	104,265	104,213
U.S. Fertility Enterprises LLC, Delayed Draw Term Loan, 12/30/32(n)(o)	43,421	43,573
U.S. Fertility Enterprises LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.17%, 12/30/32	286,579	287,582
		558,078
Home Construction – 0.0%(a)
Chariot Buyer LLC, Refinancing Term Loan, 9/08/32(n)	80,000	79,882

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Insurance – 0.2%
Asurion LLC, New B-11 Term Loan, (1M USD CME Term SOFR + 4.25%), 8.02%, 8/19/28	$151,138	$151,304
CRC Insurance Group LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 8.42%, 5/06/32	135,050	135,387
		286,691
Internet Media & Services – 0.3%
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
(1M USD CME Term SOFR + 4.75%), 8.42%, 3/15/30	569,930	568,151
3/15/30(n)	17,493	17,439
		585,590
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Fourth Amendment Term Loan, (1M USD CME Term SOFR + 3.75%), 7.42%, 1/15/31	313,580	315,540
Retail - Discretionary – 0.1%
Evergreen Acqco 1 L.P., Initial Term Loan, (3M USD CME Term SOFR + 3.00%), 6.70%, 9/17/32	165,467	165,591
Software – 0.4%
Dawn Bidco LLC, Term Loan, 8/20/32(n)	493,000	478,210
GoTo Group, Inc., Exchange First Out Term Loan, (3M USD CME Term SOFR + 4.75%), 8.57%, 4/28/28	73,070	61,745
Mermaid Bidco, Inc., Facility B, (3M USD CME Term SOFR + 3.25%), 7.15%, 7/03/31	178,640	175,290
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 6.92%, 10/26/30	104,754	96,963
		812,208
	Par(c)	Value
Technology – 0.1%
Darktrace Finco U.S. LLC, Initial Term Loan,
(3M USD CME Term SOFR + 3.25%), 6.90%, 10/09/31	$54,862	$53,353
(3M USD CME Term SOFR + 5.25%), 8.90%, 10/09/32	210,000	206,938
		260,291
Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc., 2025 Term Loan, (1M USD CME Term SOFR + 3.50%, 0.75% Floor), 7.17%, 1/30/31	104,735	104,899
Crown Subsea Communications Holding, Inc., Term Loan B, 1/30/31(n)	104,736	104,899
		209,798
Total Term Loans (Cost $4,206,355)		4,114,387

U.S. Government Obligations – 0.8%
U.S. Treasury Bonds – 0.3%
4.63%, 11/15/45	215,400	209,510
4.75%, 8/15/55	363,500	355,492
		565,002
U.S. Treasury Notes – 0.5%
3.50%, 1/31/28	4,800	4,797
3.50%, 1/15/29	289,100	288,264
3.75%, 1/31/31	491,900	490,670
3.88%, 12/31/32(i)	75,000	74,332
4.00%, 1/31/33	74,900	74,771
4.00%, 11/15/35	58,000	56,813
		989,647
Total U.S. Government Obligations (Cost $1,557,481)		1,554,649

Number of Shares
Warrants – 0.0%(a)
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.(p)*	4,298	—

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Engineering & Construction (Continued)
Mcdermott International Ltd. (OTC Markets)(p)*	3,868	$—
Total Warrants (Cost $6,000)		—

		Par(c)/Number of Shares
Short-Term Investments – 5.9%
Convertible Bonds – 0.0%(a)
Spotify U.S.A., Inc., 0.00%, 3/15/26(e)		4,000	4,036

Sunac China Holdings Ltd., 0.00%, 6/23/26(d)(e)		109,862	19,901
			23,937
Corporate Bonds – 0.6%
DISH DBS Corp.,
7.75%, 7/01/26		425,000	416,130
5.25%, 12/01/26(d)		595,000	578,258

Travel + Leisure Co., 6.63%, 7/31/26(d)		145,000	145,552

United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 9/03/26		59,227	59,091
			1,199,031
Foreign Issuer Bonds – 2.6%
Egypt Treasury Bills,
22.45%, 4/14/26(q)	EGP	11,000,000	224,327
22.66%, 4/28/26(q)	EGP	53,925,000	1,089,811
22.63%, 5/05/26(q)	EGP	7,275,000	146,442
21.71%, 6/02/26(q)	EGP	6,200,000	122,567
21.43%, 8/04/26(q)	EGP	37,850,000	721,120

Ghana Government International Bond, 0.00%, 7/03/26(e)		7,400	7,222

Kaisa Group Holdings Ltd., 0.00%, 12/31/26(d)(e)		6,682	33
Nigeria OMO Bills,
22.36%, 3/17/26(q)	NGN	1,850,000,000	1,301,877
17.37%, 6/23/26(q)	NGN	1,250,000,000	836,236
		Par(c)/Number of Shares	Value
Foreign Issuer Bonds (Continued)

Turkiye Government Bond, 36.00%, 8/12/26	TRY	10,700,000	$250,450

Venezuela Government International Bond, 11.75%, 10/21/26(l)		220,900	97,218
			4,797,303
Money Market Fund – 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.54%(r)		4,094,894	4,094,894
U.S. Treasury Bills – 0.5%
U.S. Treasury Bills,
3.47%, 3/03/26(q)		845,000	842,532
3.44%, 4/07/26(q)(s)		167,000	165,932
			1,008,464
Total Short-Term Investments (Cost $10,899,914)			11,123,629

Number of Contracts		Notional Amount
Purchased Options – 0.0%(a)
Put Options - Over the Counter – 0.0%(a)
Brazilian Real vs. Euro, Strike Price BRL 6.11, Expires 12/15/26, Counterparty: Bank of America	1	1,600,000 (t)	29,985
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,460.00, Expires 3/16/26, Counterparty: Morgan Stanley	1	1,100,000	18,535
Total Purchased Options (Premiums Paid $41,214)			48,520

Total Investments – 99.6% (Cost $182,533,823)	186,719,732
Other Assets less Liabilities – 0.4%(u)	755,585
NET ASSETS – 100.0%	$187,475,317

Percentages shown are based on Net Assets.

(a)	Amount rounds to less than 0.05%.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Par value is in USD unless otherwise indicated.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total value of $69,113,955 or 36.87% of net assets.

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(e)	Zero coupon bond.
(f)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(g)	Perpetual bond. Maturity date represents next call date.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2026 is disclosed.
(i)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2026.
(j)	Variable or floating rate security. Rate as of January 31, 2026 is disclosed.
(k)	Step coupon bond. Rate as of January 31, 2026 is disclosed.
(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2026 is disclosed.

(n)	Position is unsettled. Contract rate was not determined at January 31, 2026 and does not take effect until settlement date.
(o)	Unfunded loan commitment. As of January 31, 2026, total value of unfunded loan commitment is $126,105.
(p)	Investment is valued using significant unobservable inputs (Level 3).
(q)	Discount rate at the time of purchase.
(r)	7-day current yield as of January 31, 2026 is disclosed.
(s)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(t)	The notional amount is EUR.
(u)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
ADR	American Depositary Receipt
BRL	Brazilian Real
CDX	Credit Default Swap Index
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DIP	Debtor-in-Possession
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JSC	Joint Stock Company
KRW	South Korean Won
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
OTC	Over-the-Counter
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
RON	Romania New Leu
S&P	Standards & Poor’s
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Futures Contracts outstanding at January 31, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	3/20/2026	USD	223,656	$32
U.S. Treasury Long Bond	23	3/20/2026	USD	2,647,875	(26,656)
Ultra U.S. Treasury Bond	3	3/20/2026	USD	352,312	(1,656)
2-Year U.S. Treasury Note	60	3/31/2026	USD	12,509,532	(15,546)
Total Long Contracts					$(43,826)
Short Contracts
U.S. Treasury Long Bond	(3)	3/20/2026	USD	345,375	$6,566
Ultra 10-Year U.S. Treasury Note	(72)	3/20/2026	USD	8,219,250	98,305
5-Year U.S. Treasury Note	(36)	3/31/2026	USD	3,921,469	5,757
Total Short Contracts					$110,628
					$66,802

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

2/19/26	Malaysian Ringgit	4,194,024	U.S. Dollars	1,012,431	Goldman Sachs	$52,101
2/24/26	Thai Baht	76,159,806	U.S. Dollars	2,382,020	Citibank	42,202
9/15/26	Chinese Offshore Yuan	17,863,964	U.S. Dollars	2,564,118	BNP Paribas	33,979
4/07/26	Mexican Pesos	18,113,447	U.S. Dollars	1,000,721	Bank of America	29,283
2/09/26	Polish Zloty	1,117,000	U.S. Dollars	301,356	Barclays	13,019
3/09/26	Polish Zloty	1,840,000	U.S. Dollars	505,868	Citibank	11,962
2/27/26	Malaysian Ringgit	1,591,181	U.S. Dollars	393,389	Barclays	10,582
2/24/26	Thai Baht	36,000,000	U.S. Dollars	1,135,647	Deutsche Bank	10,260
2/19/26	Singapore Dollars	497,958	U.S. Dollars	383,409	BNP Paribas	8,524
4/20/26	Czech Koruna	5,900,000	U.S. Dollars	282,372	Barclays	5,232
3/16/26	U.S. Dollars	2,679,295	Thai Baht	83,914,180	Barclays	4,613
2/06/26	Turkish Lira	20,635,965	U.S. Dollars	468,220	Bank of America	4,283
2/02/26	U.S. Dollars	798,992	Indonesian Rupiahs	13,354,357,955	Deutsche Bank	3,380
4/20/26	Czech Koruna	5,934,000	U.S. Dollars	286,206	Citibank	3,055
3/05/26	Romanian Leu	627,364	U.S. Dollars	143,002	ING	2,751
3/19/26	U.S. Dollars	790,440	Peruvian Nuevo Soles	2,658,092	Barclays	2,341
4/07/26	U.S. Dollars	169,954	Mexican Pesos	2,954,615	State Street	1,943

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/19/26	Peruvian Nuevo Soles	2,658,093	U.S. Dollars	787,000	UBS	$1,100
2/19/26	Indonesian Rupiahs	13,163,996,892	U.S. Dollars	783,557	State Street	819
2/02/26	Indonesian Rupiahs	13,354,357,955	U.S. Dollars	795,565	Deutsche Bank	47
Total Unrealized Appreciation						$241,476

2/02/26	U.S. Dollars	795,565	Indonesian Rupiahs	13,354,357,955	State Street	$(47)
2/02/26	U.S. Dollars	18,132	Egyptian Pounds	854,978	Northern Trust	(86)
2/24/26	Thai Baht	34,579,247	U.S. Dollars	1,101,496	Morgan Stanley	(814)
2/19/26	Indonesian Rupiahs	6,958,444,248	U.S. Dollars	416,436	Morgan Stanley	(1,818)
2/02/26	Indonesian Rupiahs	13,354,357,955	U.S. Dollars	798,321	State Street	(2,708)
3/02/26	Indonesian Rupiahs	13,354,357,955	U.S. Dollars	798,634	Deutsche Bank	(2,855)
3/09/26	U.S. Dollars	378,926	Philippine Pesos	22,536,215	Morgan Stanley	(3,110)
3/05/26	U.S. Dollars	431,065	Euro	366,000	BNP Paribas	(3,418)
2/24/26	U.S. Dollars	520,669	Thai Baht	16,484,388	Bank of America	(4,041)
2/19/26	U.S. Dollars	385,078	Singapore Dollars	498,032	Bank of America	(6,913)
2/24/26	U.S. Dollars	376,901	Colombian Pesos	1,430,401,996	Citibank	(8,352)
2/09/26	U.S. Dollars	319,140	Brazilian Reals	1,730,000	BNP Paribas	(8,963)
2/09/26	U.S. Dollars	379,279	Brazilian Reals	2,050,000	Citibank	(9,514)
2/24/26	U.S. Dollars	240,033	Colombian Pesos	927,930,745	Barclays	(9,888)
2/24/26	U.S. Dollars	376,350	Colombian Pesos	1,452,921,296	State Street	(14,968)
2/19/26	U.S. Dollars	1,008,873	Malaysian Ringgit	4,169,468	Barclays	(49,427)
Total Unrealized Depreciation						$(126,922)
Net Unrealized Appreciation						$114,554
Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2026:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 45 (Pay Quarterly)	1.00%	12/20/2030	USD	435,000	$(10,315)	$(9,796)	$(519)
Total					$(10,315)	$(9,796)	$(519)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$2,752,335	$660	$—	$2,752,995
Convertible Bonds	—	900,286	—	900,286
Convertible Preferred Stocks	15,776	—	—	15,776
Corporate Bonds	—	83,389,857	—	83,389,857
Foreign Government Inflation-Linked Bonds	—	1,562,142	—	1,562,142
Foreign Issuer Bonds	—	81,117,120	—	81,117,120
Mortgage-Backed Securities	—	140,371	—	140,371
Term Loans	—	4,114,387	—	4,114,387
U.S. Government Obligations	—	1,554,649	—	1,554,649
Warrants	—	—	— *	—
Short-Term Investments	4,094,894	7,028,735	—	11,123,629
Purchased Options	—	48,520	—	48,520
Total Investments	$6,863,005	$179,856,727	$—	$186,719,732

*Includes securities determined to have no value as of January 31, 2026.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$110,660	$—	$—	$110,660
Forward Foreign Currency Exchange Contracts	—	241,476	—	241,476
Total Assets - Derivative Financial Instruments	$110,660	$241,476	$—	$352,136
Liabilities:
Futures Contracts	$(43,858)	$—	$—	$(43,858)
Forward Foreign Currency Exchange Contracts	—	(126,922)	—	(126,922)
Swap Contracts	—	(519)	—	(519)
Total Liabilities - Derivative Financial Instruments	$(43,858)	$(127,441)	$—	$(171,299)
Net Derivative Financial Instruments	$66,802	$114,035	$—	$180,837

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund

	Number of Shares	Value
Common Stocks – 34.5%
Advertising & Marketing – 1.3%
Dentsu Group, Inc. (Japan)*	2,100	$40,764
Omnicom Group, Inc.	66,825	5,148,198
WPP PLC (United Kingdom)	3,737	15,502
		5,204,464
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	4,944	134,214
Rolls-Royce Holdings PLC (United Kingdom)	8,332	139,286
		273,500
Apparel & Textile Products – 0.5%
Burberry Group PLC (United Kingdom)*	2,667	40,296
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	505	98,025
Kering S.A. (France)	1,011	315,612
LVMH Moet Hennessy Louis Vuitton S.E. (France)	478	308,503
NIKE, Inc., Class B	5,044	311,770
Puma S.E. (Germany)	9,196	235,069
PVH Corp.	1,288	80,320
Samsonite Group S.A.(b)	96,000	243,904
Swatch Group (The) A.G. (Bearer) (Switzerland)	735	173,414
		1,806,913
Asset Management – 0.0%(c)
3i Group PLC (United Kingdom)	893	41,023
St. James’s Place PLC (United Kingdom)	1,650	34,461
		75,484
Automotive – 0.4%
Bayerische Motoren Werke A.G. (Germany)	1,138	117,192
Bridgestone Corp. (Japan)	8,400	189,120
Denso Corp. (Japan)	7,900	109,611
Honda Motor Co. Ltd. (Japan)	24,700	248,421
Nissan Motor Co. Ltd. (Japan)*	22,600	55,084
Stanley Electric Co. Ltd. (Japan)	4,700	92,591
Sumitomo Electric Industries Ltd. (Japan)	1,200	52,535
Toyota Motor Corp. (Japan)	25,000	566,638
Volkswagen A.G. (Germany)	1,200	145,641
		1,576,833
	Number of Shares	Value
Banking – 0.5%
Barclays PLC (United Kingdom)	17,692	$118,077
HSBC Holdings PLC (United Kingdom)	29,358	517,902
Lloyds Banking Group PLC (United Kingdom)	108,650	162,237
Mitsubishi UFJ Financial Group, Inc. (Japan)	22,900	414,727
Mizuho Financial Group, Inc. (Japan)	2,900	125,912
NatWest Group PLC (United Kingdom)	9,313	84,886
Resona Holdings, Inc. (Japan)	5,700	66,463
Standard Chartered PLC (United Kingdom)	4,583	117,263
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,400	330,790
Sumitomo Mitsui Trust Group, Inc. (Japan)	5,300	177,014
		2,115,271
Beverages – 1.1%
Asahi Group Holdings Ltd. (Japan)	10,600	110,970
Brown-Forman Corp., Class B(d)	18,001	492,688
Constellation Brands, Inc., Class A	2,033	318,571
Diageo PLC (United Kingdom)	146,410	3,368,938
Kirin Holdings Co. Ltd. (Japan)	6,100	94,838
		4,386,005
Biotechnology & Pharmaceuticals – 0.8%
Astellas Pharma, Inc. (Japan)	7,900	109,888
AstraZeneca PLC (United Kingdom)	2,715	505,843
Chugai Pharmaceutical Co. Ltd. (Japan)	1,800	102,817
CSL Ltd. (Australia)	13,758	1,733,643
Daiichi Sankyo Co. Ltd. (Japan)	8,600	157,549
GSK PLC	8,570	221,634
Ono Pharmaceutical Co. Ltd. (Japan)	3,700	55,124
Takeda Pharmaceutical Co. Ltd. (Japan)	5,300	180,411
		3,066,909
Cable & Satellite – 0.1%
Comcast Corp., Class A	18,217	541,956

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Chemicals – 0.1%
Nitto Denko Corp. (Japan)	2,000	$44,447
Shin-Etsu Chemical Co. Ltd. (Japan)	8,500	279,519
Toray Industries, Inc. (Japan)	8,700	64,173
		388,139
Commercial Support Services – 2.1%
Compass Group PLC (United Kingdom)	2,460	73,764
H&R Block, Inc.	111,997	4,418,282
Paychex, Inc.	16,697	1,721,962
Recruit Holdings Co. Ltd. (Japan)	3,700	194,893
RELX PLC (United Kingdom)	3,660	129,754
Rentokil Initial PLC (United Kingdom)	7,728	47,966
Secom Co. Ltd. (Japan)	46,615	1,707,675
		8,294,296
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	7,800	270,661
Sumitomo Heavy Industries Ltd. (Japan)	1,800	56,042
		326,703
E-Commerce Discretionary – 0.7%
Alibaba Group Holding Ltd. (China)	79,900	1,699,760
JD.com, Inc., Class A (China)	47,250	673,815
PDD Holdings, Inc. ADR (China)*	3,034	306,586
		2,680,161
Electric Utilities – 0.1%
Chubu Electric Power Co., Inc. (Japan)	2,900	42,133
National Grid PLC (United Kingdom)	6,209	105,488
SSE PLC (United Kingdom)	2,837	94,295
		241,916
Electrical Equipment – 0.1%
Daikin Industries Ltd. (Japan)	1,100	131,813
Mitsubishi Electric Corp. (Japan)	3,600	112,543
		244,356
Entertainment Content – 0.4%
NetEase, Inc. (China)	12,700	329,312
Netflix, Inc.*	7,677	640,953
Nexon Co. Ltd. (Japan)	2,500	59,810
	Number of Shares	Value
Entertainment Content (Continued)
Square Enix Holdings Co. Ltd. (Japan)	2,100	$36,285
Walt Disney (The) Co.	6,326	713,573
		1,779,933
Food – 0.5%
Kerry Group PLC, Class A (Ireland)	22,040	1,959,179
Magnum Ice Cream (The) Co. N.V. (Netherlands)*	1,020	18,110
MEIJI Holdings Co. Ltd. (Japan)	4,600	107,688
Yamazaki Baking Co. Ltd. (Japan)	2,486	52,672
		2,137,649
Gas & Water Utilities – 1.9%
Osaka Gas Co. Ltd. (Japan)	1,400	52,560
Severn Trent PLC (United Kingdom)	77,615	3,117,467
Snam S.p.A. (Italy)	254,989	1,752,460
United Utilities Group PLC (United Kingdom)	152,778	2,616,405
		7,538,892
Health Care Facilities & Services – 0.0%(c)
Alfresa Holdings Corp. (Japan)	3,800	61,199
Home Construction – 0.0%(c)
Berkeley Group Holdings PLC (United Kingdom)	548	30,961
Sekisui House Ltd. (Japan)	2,261	50,391
		81,352
Household Products – 0.9%
Estee Lauder (The) Cos., Inc., Class A	2,817	324,744
Haleon PLC	10,390	54,339
Kao Corp. (Japan)	3,600	144,009
Reckitt Benckiser Group PLC (United Kingdom)	1,957	163,135
Unicharm Corp. (Japan)	428,900	2,603,442
Unilever PLC (United Kingdom)	4,536	308,581
		3,598,250
Industrial Support Services – 0.0%(c)
Ashtead Group PLC (United Kingdom)	630	40,559
Institutional Financial Services – 0.0%(c)
Daiwa Securities Group, Inc. (Japan)	5,400	52,620

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Japan Exchange Group, Inc. (Japan)	4,300	$46,922
London Stock Exchange Group PLC (United Kingdom)	994	110,873
		210,415
Insurance – 0.2%
Aviva PLC (United Kingdom)	5,363	46,754
Dai-ichi Life Holdings, Inc. (Japan)	11,600	102,012
Legal & General Group PLC (United Kingdom)	10,687	38,803
MS&AD Insurance Group Holdings, Inc. (Japan)	4,800	122,292
Prudential PLC (Hong Kong)	6,409	105,270
Sompo Holdings, Inc. (Japan)	1,600	55,175
Tokio Marine Holdings, Inc. (Japan)	4,000	149,090
		619,396
Internet Media & Services – 3.3%
Alphabet, Inc., Class A	18,179	6,144,502
Baidu, Inc., Class A (China)*	47,200	904,709
Meituan, Class B (China)(b)*	52,870	653,605
Meta Platforms, Inc., Class A	3,849	2,757,808
Tencent Holdings Ltd. (China)	20,000	1,537,236
Tencent Music Entertainment Group ADR (China)	16,754	281,132
Trip.com Group Ltd. (China)	10,150	622,963
		12,901,955
Leisure Facilities & Services – 2.4%
Brightstar Lottery PLC(d)	352,650	5,106,372
Carnival Corp.*	2,479	74,420
Entain PLC (United Kingdom)	2,131	17,679
FDJ UNITED (France)	163,368	4,323,688
InterContinental Hotels Group PLC (United Kingdom)	267	36,072
Las Vegas Sands Corp.	859	45,295
		9,603,526
Leisure Products – 0.1%
Hasbro, Inc.	1,083	96,723
	Number of Shares	Value
Leisure Products (Continued)
Mattel, Inc.*	8,937	$186,694
Shimano, Inc. (Japan)	800	91,190
		374,607
Machinery – 0.2%
FANUC Corp. (Japan)	5,300	212,819
Keyence Corp. (Japan)	400	146,744
Komatsu Ltd. (Japan)	3,000	114,826
Nabtesco Corp. (Japan)	2,638	71,484
SMC Corp. (Japan)	400	155,509
Smiths Group PLC (United Kingdom)	1,296	44,507
		745,889
Medical Equipment & Devices – 2.8%
Baxter International, Inc.	200,880	4,031,661
Carl Zeiss Meditec A.G. (Bearer) (Germany)	82,239	2,729,473
DENTSPLY SIRONA, Inc.	324,663	4,048,548
FUJIFILM Holdings Corp. (Japan)	4,700	93,884
Hoya Corp. (Japan)	900	150,980
Olympus Corp. (Japan)	11,000	131,390
Smith & Nephew PLC (United Kingdom)	2,930	49,937
		11,235,873
Metals & Mining – 0.2%
Anglo American PLC (South Africa)	1,649	76,460
Cameco Corp. (Canada)	3,238	400,478
Glencore PLC (Australia)*	27,246	185,746
Rio Tinto PLC (Australia)	2,761	251,898
Sumitomo Metal Mining Co. Ltd. (Japan)	1,500	84,763
		999,345
Oil & Gas Supply Chain – 3.9%
BP PLC	260,817	1,653,725
Canadian Natural Resources Ltd. (Canada)	20,643	767,565
Cenovus Energy, Inc. (Canada)	14,714	290,357
Chevron Corp.	3,474	614,551
China Petroleum & Chemical Corp., Class H (China)	518,250	356,662
ENEOS Holdings, Inc. (Japan)	7,500	63,389
Eni S.p.A. (Italy)	28,100	574,340
Equinor ASA (Norway)	15,399	413,903
Exxon Mobil Corp.	6,739	952,895
Galp Energia SGPS S.A. (Portugal)	6,650	132,319

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Gazprom PJSC (Russia)(e)*	100,532	$—
Imperial Oil Ltd. (Canada)	1,610	162,661
Inpex Corp. (Japan)	17,200	385,353
LUKOIL PJSC (Russia)(e)*	3,271	—
Neste OYJ (Finland)	6,368	162,670
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)	71,312	1,093,926
Repsol S.A. (Spain)	22,159	436,557
Rosneft Oil Co. PJSC (Russia)(e)*	48,304	—
Santos Ltd. (Australia)	71,076	346,620
Shell PLC	88,104	3,386,675
Suncor Energy, Inc. (Canada)	11,911	629,556
TotalEnergies S.E. (France)	30,870	2,245,137
Woodside Energy Group Ltd. (Australia)	31,341	553,373
		15,222,234
Publishing & Broadcasting – 0.0%(c)
Informa PLC (United Kingdom)	3,132	37,796
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	8,000	203,888
Mitsui Fudosan Co. Ltd. (Japan)	4,400	50,454
Sumitomo Realty & Development Co. Ltd. (Japan)	2,600	72,402
		326,744
Retail - Consumer Staples – 0.2%
Alibaba Health Information Technology Ltd. (China)(d)*	372,000	308,532
Seven & i Holdings Co. Ltd. (Japan)	7,000	100,244
Target Corp.	1,278	134,791
Tesco PLC (United Kingdom)	15,527	90,349
		633,916
Retail - Discretionary – 0.1%
Fast Retailing Co. Ltd. (Japan)	300	114,460
RH(d)*	687	136,596
		251,056
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	1,400	373,043
	Number of Shares	Value
Software – 1.3%
Adobe, Inc.*	5,328	$1,562,436
Nice Ltd. ADR (Israel)(d)*	32,280	3,434,915
		4,997,351
Specialty Finance – 5.1%
Edenred S.E. (France)	235,013	4,922,540
Experian PLC	1,622	61,433
Fiserv, Inc.*	80,434	5,126,059
Nexi S.p.A. (Italy)(b)(d)	1,161,261	4,957,966
ORIX Corp. (Japan)	2,800	85,331
PayPal Holdings, Inc.	64,696	3,408,832
Visa, Inc., Class A	5,355	1,723,399
		20,285,560
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	8,400	274,386
Technology Hardware – 0.3%
Casio Computer Co. Ltd. (Japan)	7,200	70,394
Kyocera Corp. (Japan)	7,400	111,021
Murata Manufacturing Co. Ltd. (Japan)	10,000	203,156
Nintendo Co. Ltd. (Japan)	2,400	148,621
Panasonic Holdings Corp. (Japan)	8,500	116,541
Sony Group Corp. (Japan)	13,500	297,647
TDK Corp. (Japan)	4,600	59,355
		1,006,735
Telecommunications – 1.3%
BT Group PLC (United Kingdom)	13,201	34,699
KDDI Corp. (Japan)	9,500	160,398
NTT, Inc. (Japan)	93,600	94,057
SES S.A. (Luxembourg)	436,192	3,572,648
Softbank Corp. (Japan)	31,600	42,953
SoftBank Group Corp. (Japan)	7,600	207,536
T-Mobile U.S., Inc.	1,011	199,379
Verizon Communications, Inc.	18,589	827,582
Vodafone Group PLC (United Kingdom)	49,968	73,589
		5,212,841
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	4,479	270,593
Transportation & Logistics – 0.0%(c)
East Japan Railway Co. (Japan)	5,500	138,073

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Wholesale - Consumer Staples – 0.1%
ITOCHU Corp. (Japan)	18,500	$236,847
Mitsubishi Corp. (Japan)	7,200	191,278
		428,125
Wholesale - Discretionary – 0.9%
Bunzl PLC (United Kingdom)	129,199	3,623,138
Total Common Stocks (Cost $140,094,013)		136,233,337

Preferred Stocks – 1.0%
Automotive – 0.0%(c)
Dr. Ing hc F Porsche A.G., 3.64% (Germany)(b)(f)	1,953	95,039
Household Products – 1.0%
Henkel A.G. & Co. KGaA, 2.75% (Germany)(f)	43,054	3,782,381
Total Preferred Stocks (Cost $3,539,775)		3,877,420

Investment Companies – 62.8%
Fidelity MSCI Information Technology Index ETF(d)	113,289	25,258,915
Franklin FTSE Brazil ETF(d)	338,367	7,592,956
iShares Global Consumer Staples ETF(d)	376,180	25,610,334
iShares MSCI South Korea ETF (South Korea)(d)	30,304	3,709,513
Schwab Fundamental Emerging Markets Equity ETF(d)	841,087	32,659,408
	Number of Shares	Value

Schwab U.S. REIT ETF	574,446	$12,298,889
State Street SPDR Portfolio S&P 600 Small Cap ETF	303,464	15,009,329
VanEck Morningstar Wide Moat ETF(d)	68,417	7,166,681
Vanguard Health Care ETF	56,514	16,235,342
Vanguard Total Stock Market ETF(d)	246,248	83,864,681
Vanguard Total World Stock ETF(d)	126,388	18,383,135
Total Investment Companies (Cost $203,624,695)		247,789,183

Short-Term Investments – 11.9%
Money Market Funds – 11.9%
Northern Institutional Funds - Liquid Assets Portfolio, 3.81%(g)(h)	42,210,439	42,210,439

Northern Institutional Funds - Treasury Portfolio (Premier), 3.54%(g)	4,603,640	4,603,640
Total Short-Term Investments (Cost $46,814,079)		46,814,079
Total Investments – 110.2% (Cost $394,072,562)		434,714,019
Liabilities less Other Assets – (10.2)%		(40,384,277)
NET ASSETS – 100.0%		$394,329,742

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total value of $5,950,514 or 1.51% of net assets.

(c)	Amount rounds to less than 0.05%.
(d)	Security either partially or fully on loan. As of January 31, 2026, the total value of securities on loan is $76,680,915.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of January 31, 2026 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2026, total cash collateral has a value of $42,210,439 and total non-cash collateral has a value of $37,328,557.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Concentration by Currency (%)(a)
U.S. Dollar	77.5
Euro	8.3
British Pound	5.7
All other currencies less than 5%	8.5
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	88.4
All other countries less than 5%(b)	11.6
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$62,187,396	$74,045,941	$— *	$136,233,337
Preferred Stocks	—	3,877,420	—	3,877,420
Investment Companies	247,789,183	—	—	247,789,183
Short-Term Investments	46,814,079	—	—	46,814,079
Total Investments	$356,790,658	$77,923,361	$—	$434,714,019

*Includes securities determined to have no value as of January 31, 2026.

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund

	Par(a)	Value
Long Positions – 104.0%
Asset-Backed Securities – 1.0%
Other – 1.0%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1D, 6.89%, 2/15/29(b)	$300,000	$300,574
Series 2024-X1, Class C, 6.57%, 5/15/29(b)	164,513	164,604
Series 2025-X1, Class B, 5.19%, 4/15/30(b)	125,000	125,299
Series 2025-X2, Class C, 4.93%, 10/15/30(b)	250,000	250,486

Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 7/15/33(b)	875,000	881,779
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	13,022	12,775
NetCredit Combined Receivables LLC,
Series 2024-A, Class B, 8.31%, 10/21/30(b)	231,923	235,002
Series 2025-A, Class A, 7.29%, 10/20/31(b)	104,443	105,862

Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 7/15/30(b)	330,000	331,046
		2,407,427
Total Asset-Backed Securities (Cost $2,393,760)		2,407,427

	Number of Shares
Common Stocks – 24.8%
Advertising & Marketing – 0.0%(c)
Omnicom Group, Inc.	1,311	100,999
Aerospace & Defense – 0.1%
Axon Enterprise, Inc.*	9	4,352
Curtiss-Wright Corp.	7	4,597
General Dynamics Corp.	24	8,426
General Electric Co.	71	21,782
HEICO Corp.	15	4,964
Howmet Aerospace, Inc.	36	7,491
Huntington Ingalls Industries, Inc.	10	4,205
Kratos Defense & Security Solutions, Inc.*	44	4,533
L3Harris Technologies, Inc.	20	6,857
Loar Holdings, Inc.*	44	3,018
Lockheed Martin Corp.	219	138,894
Northrop Grumman Corp.	13	8,999
	Number of Shares	Value
Aerospace & Defense (Continued)
RTX Corp.	94	$18,887
TransDigm Group, Inc.	5	7,138
Woodward, Inc.	12	3,814
		247,957
Apparel & Textile Products – 0.0%(c)
Gildan Activewear, Inc. (Canada)	53	3,444
Asset Management – 1.7%
DigitalBridge Group, Inc.(d)	90,426	1,391,656
Janus Henderson Group PLC(d)	62,272	2,997,151
LPL Financial Holdings, Inc.	12	4,374
		4,393,181
Automotive – 0.0%(c)
Gentex Corp.	125	2,876
Tesla, Inc.*	162	69,727
		72,603
Banking – 1.3%
Cadence Bank	21,553	907,597
Comerica, Inc.	27,625	2,449,509
		3,357,106
Beverages – 0.5%
Coca-Cola (The) Co.	298	22,293
Constellation Brands, Inc., Class A	29	4,544
JDE Peet’s N.V. (Netherlands)	26,560	999,909
Keurig Dr. Pepper, Inc.	177	4,857
Monster Beverage Corp.*	93	7,511
PepsiCo, Inc.	852	130,893
		1,170,007
Biotechnology & Pharmaceuticals – 2.4%
AbbVie, Inc.	466	103,923
ADMA Biologics, Inc.*	156	2,699
Alnylam Pharmaceuticals, Inc.*	14	4,733
Amgen, Inc.	310	105,983
Amicus Therapeutics, Inc.(d)(e)*	64,453	921,033
Avadel Pharmaceuticals PLC*	64,443	1,388,747
Avidity Biosciences, Inc.(d)*	21,182	1,537,178
BioMarin Pharmaceutical, Inc.*	56	3,166
Bristol-Myers Squibb Co.	1,918	105,586
Dynavax Technologies Corp.*	57,400	888,839

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Eli Lilly & Co.	58	$60,155
Exelixis, Inc.*	74	3,061
Gilead Sciences, Inc.	954	135,420
Incyte Corp.*	37	3,703
Insmed, Inc.*	28	4,392
Johnson & Johnson	668	151,803
Merck & Co., Inc.	811	89,429
Neurocrine Biosciences, Inc.*	25	3,402
Protagonist Therapeutics, Inc.*	35	2,863
RAPT Therapeutics, Inc.(e)*	300	17,304
Regeneron Pharmaceuticals, Inc.	10	7,414
Roivant Sciences Ltd.*	162	3,502
United Therapeutics Corp.*	8	3,756
Ventyx Biosciences, Inc.(d)*	33,232	463,586
Vertex Pharmaceuticals, Inc.*	20	9,398
Zoetis, Inc.	48	5,991
		6,027,066
Cable & Satellite – 0.0%(c)
Comcast Corp., Class A	3,199	95,170
Chemicals – 0.0%(c)
Avery Dennison Corp.	19	3,524
Corteva, Inc.	79	5,751
Ecolab, Inc.	26	7,332
Linde PLC	34	15,537
NewMarket Corp.	4	2,683
RPM International, Inc.	32	3,423
Sherwin-Williams (The) Co.	23	8,157
		46,407
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.	390	96,260
Casella Waste Systems, Inc., Class A*	29	2,925
Cintas Corp.	38	7,273
Clean Harbors, Inc.*	14	3,639
GFL Environmental, Inc.	82	3,522
H&R Block, Inc.	1,879	74,126
Paychex, Inc.	302	31,145
Republic Services, Inc.	31	6,668
Rollins, Inc.	72	4,560
Thomson Reuters Corp. (Canada)	46	5,089
Waste Connections, Inc.	30	5,028
Waste Management, Inc.	36	8,001
		248,236
	Number of Shares	Value
Construction Materials – 0.0%(c)
CRH PLC	61	$7,467
Eagle Materials, Inc.	14	2,853
Martin Marietta Materials, Inc.	8	5,216
Simpson Manufacturing Co., Inc.	18	3,182
Vulcan Materials Co.	17	5,109
		23,827
Consumer Services – 0.0%(c)
Grand Canyon Education, Inc.*	18	3,129
Service Corp. International	107	8,606
		11,735
Containers & Packaging – 0.9%
AptarGroup, Inc.	26	3,248
Ardagh Holdings S.A.(b)*	1,000	8,742
Packaging Corp. of America	18	4,006
Sealed Air Corp.(d)	53,826	2,254,233
		2,270,229
Diversified Industrials – 0.0%(c)
Dover Corp.	21	4,231
Honeywell International, Inc.	51	11,604
Illinois Tool Works, Inc.	27	7,054
ITT, Inc.	20	3,646
Parker-Hannifin Corp.	10	9,358
		35,893
E-Commerce Discretionary – 0.0%(c)
Amazon.com, Inc.*	294	70,354
Electric Utilities – 1.4%
Alliant Energy Corp.	56	3,691
Ameren Corp.	77	7,953
American Electric Power Co., Inc.	914	109,474
CenterPoint Energy, Inc.	108	4,287
CMS Energy Corp.	1,242	88,791
Consolidated Edison, Inc.	1,099	117,186
Dominion Energy, Inc.	396	23,827
DTE Energy Co.	33	4,435
Duke Energy Corp.	955	115,889
Emera, Inc. (Canada)	72	3,568
Entergy Corp.	55	5,274
Evergy, Inc.	489	37,521
Exelon Corp.	2,229	99,815
FirstEnergy Corp.	2,312	109,450
Fortis, Inc. (Canada)	81	4,320
IDACORP, Inc.	149	19,786

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electric Utilities (Continued)
NextEra Energy, Inc.	159	$13,976
OGE Energy Corp.	1,008	44,029
Ormat Technologies, Inc.	27	3,373
Pinnacle West Capital Corp.	238	22,267
PPL Corp.	119	4,314
Public Service Enterprise Group, Inc.	63	5,189
Sempra	69	6,004
Southern (The) Co.	1,285	114,763
TXNM Energy, Inc.(d)	41,024	2,417,134
WEC Energy Group, Inc.	1,019	112,773
Xcel Energy, Inc.	108	8,214
		3,507,303
Electrical Equipment – 0.0%(c)
Allegion PLC	22	3,639
AMETEK, Inc.	26	5,823
Amphenol Corp., Class A	92	13,255
Badger Meter, Inc.	16	2,345
BWX Technologies, Inc.	20	4,109
Eaton Corp. PLC	31	10,894
Hubbell, Inc.	9	4,391
Lennox International, Inc.	7	3,466
nVent Electric PLC	34	3,817
Otis Worldwide Corp.	53	4,527
Rockwell Automation, Inc.	13	5,481
SPX Technologies, Inc.*	16	3,335
Trane Technologies PLC	21	8,832
Trimble, Inc.*	46	3,110
		77,024
Engineering & Construction – 0.0%(c)
Dycom Industries, Inc.*	9	3,280
Ferrovial S.E.	85	5,779
Jacobs Solutions, Inc.	27	3,652
Quanta Services, Inc.	15	7,119
Stantec, Inc. (Canada)	34	3,369
		23,199
Entertainment Content – 3.0%
Electronic Arts, Inc.(d)	16,560	3,376,915
Fox Corp., Class A	61	4,440
Netflix, Inc.*	307	25,631
TEGNA, Inc.	95,393	1,827,730
Walt Disney (The) Co.	130	14,664
Warner Bros. Discovery, Inc.(e)*	88,986	2,450,674
Warner Music Group Corp., Class A	177	5,307
		7,705,361
	Number of Shares	Value
Food – 0.3%
Campbell’s (The) Co.	1,520	$42,529
General Mills, Inc.	2,471	114,308
Hershey (The) Co.	484	94,259
Hormel Foods Corp.	4,712	115,962
Ingredion, Inc.	28	3,307
Kraft Heinz (The) Co.	182	4,321
McCormick & Co., Inc. (Non Voting)	54	3,339
Mondelez International, Inc., Class A	1,995	116,648
Post Holdings, Inc.*	29	2,967
TreeHouse Foods, Inc.*	8,976	221,169
Tyson Foods, Inc., Class A	670	43,771
		762,580
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	755	97,493
Atmos Energy Corp.	81	13,474
National Fuel Gas Co.	39	3,266
NiSource, Inc.	91	4,030
ONE Gas, Inc.	30	2,387
		120,650
Health Care Facilities & Services – 0.1%
Chemed Corp.	7	2,990
Cigna Group (The)	188	51,533
CVS Health Corp.	395	29,435
Encompass Health Corp.	31	2,930
Ensign Group (The), Inc.	18	3,090
HCA Healthcare, Inc.	19	9,277
Labcorp Holdings, Inc.	15	4,073
Quest Diagnostics, Inc.	594	111,096
		214,424
Home Construction – 0.0%(c)
Armstrong World Industries, Inc.	17	3,123
DR Horton, Inc.	36	5,358
Masco Corp.	52	3,437
NVR, Inc.*	1	7,636
PulteGroup, Inc.	34	4,253
		23,807
Household Products – 0.6%
Church & Dwight Co., Inc.	45	4,331
Colgate-Palmolive Co.	1,105	99,770
Kenvue, Inc.(e)	73,798	1,284,085
Kimberly-Clark Corp.	1,115	111,489
Procter & Gamble (The) Co.	906	137,504
		1,637,179

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Industrial Intermediate Products – 1.1%
Chart Industries, Inc.(d)*	13,249	$2,747,048
Enpro, Inc.	13	3,104
Mueller Industries, Inc.	29	3,948
RBC Bearings, Inc.*	8	3,997
Valmont Industries, Inc.	8	3,565
		2,761,662
Industrial Support Services – 0.0%(c)
API Group Corp.*	91	3,783
Applied Industrial Technologies, Inc.	12	3,125
Fastenal Co.	132	5,723
MSC Industrial Direct Co., Inc., Class A	35	2,952
RB Global, Inc. (Canada)	36	4,089
Watsco, Inc.	10	3,864
WW Grainger, Inc.	5	5,400
		28,936
Insurance – 0.7%
American Financial Group, Inc.	7	912
Aspen Insurance Holdings Ltd., Class A(d)*	43,229	1,613,738
Berkshire Hathaway, Inc., Class B*	136	65,352
Hartford Insurance Group (The), Inc.	194	26,202
Old Republic International Corp.	2,045	80,103
		1,786,307
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	227	76,726
Booking Holdings, Inc.	2	10,004
DoorDash, Inc., Class A*	37	7,571
Meta Platforms, Inc., Class A	106	75,949
Reddit, Inc., Class A*	22	3,966
Spotify Technology S.A.*	18	9,006
Uber Technologies, Inc.*	149	11,928
VeriSign, Inc.	16	3,908
		199,058
IT Services – 0.1%
Amdocs Ltd.	1,313	107,587
CGI, Inc. (Canada)	41	3,517
Cognizant Technology Solutions Corp., Class A	58	4,760
ExlService Holdings, Inc.*	71	2,780
	Number of Shares	Value
IT Services (Continued)
International Business Machines Corp.	63	$19,322
Leidos Holdings, Inc.	22	4,142
		142,108
Leisure Facilities & Services – 0.1%
Chipotle Mexican Grill, Inc.*	150	5,831
Darden Restaurants, Inc.	420	83,727
Hilton Worldwide Holdings, Inc.	22	6,567
Madison Square Garden Sports Corp.*	12	3,403
Marriott International, Inc., Class A	24	7,567
McDonald’s Corp.	51	16,065
Restaurant Brands International, Inc. (Canada)	65	4,355
Texas Roadhouse, Inc.	19	3,417
TKO Group Holdings, Inc.	24	4,862
Vail Resorts, Inc.	146	19,428
Viking Holdings Ltd.*	62	4,473
Yum! Brands, Inc.	34	5,287
		164,982
Machinery – 0.0%(c)
CSW Industrials, Inc.	10	2,700
Donaldson Co., Inc.	36	3,670
Federal Signal Corp.	28	3,027
Graco, Inc.	41	3,581
IDEX Corp.	19	3,772
Ingersoll Rand, Inc.	56	4,821
Lincoln Electric Holdings, Inc.	14	3,715
Nordson Corp.	14	3,843
Pentair PLC	34	3,583
Snap-on, Inc.	11	4,027
Veralto Corp.	41	4,058
Watts Water Technologies, Inc., Class A	11	3,292
Xylem, Inc.	33	4,550
Zurn Elkay Water Solutions Corp.	67	3,089
		51,728
Medical Equipment & Devices – 3.6%
Abbott Laboratories	942	102,961
Agilent Technologies, Inc.	35	4,685
Alcon A.G.	63	5,102
Becton Dickinson & Co.	30	6,104
Bio-Techne Corp.	52	3,333
Boston Scientific Corp.*	114	10,662

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Cooper (The) Cos., Inc.*	43	$3,499
Danaher Corp.	54	11,820
Edwards Lifesciences Corp.*	64	5,207
Exact Sciences Corp.*	31,405	3,213,988
Glaukos Corp.*	27	3,223
Globus Medical, Inc., Class A*	37	3,355
Hologic, Inc.(e)*	42,847	3,210,526
IDEXX Laboratories, Inc.*	8	5,364
Intuitive Surgical, Inc.*	25	12,605
Medtronic PLC	1,141	117,477
Merit Medical Systems, Inc.*	32	2,595
Mettler-Toledo International, Inc.*	3	4,120
Natera, Inc.*	19	4,392
Penumbra, Inc.(d)*	6,548	2,345,297
QIAGEN N.V.	70	3,757
ResMed, Inc.	19	4,908
STERIS PLC	16	4,202
Stryker Corp.	29	10,717
Thermo Fisher Scientific, Inc.	27	15,622
Waters Corp.*	10	3,707
West Pharmaceutical Services, Inc.	14	3,236
		9,122,464
Metals & Mining – 0.0%(c)
Agnico Eagle Mines Ltd. (Canada)	44	8,382
Alamos Gold, Inc., Class A (Canada)	90	3,321
Barrick Mining Corp. (Canada)	154	7,052
Cameco Corp. (Canada)	54	6,663
Franco-Nevada Corp. (Canada)	24	5,624
Hecla Mining Co.	156	3,513
OR Royalties, Inc. (Canada)	82	3,234
Royal Gold, Inc.	16	4,213
Uranium Energy Corp.*	245	4,224
		46,226
Oil & Gas Supply Chain – 0.3%
Antero Midstream Corp.	183	3,444
Cheniere Energy, Inc.	27	5,711
Chevron Corp.	813	143,820
Coterra Energy, Inc.	140	4,039
DT Midstream, Inc.	473	59,607
Enbridge, Inc. (Canada)	190	9,280
EOG Resources, Inc.	58	6,503
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Expand Energy Corp.	38	$4,272
Exxon Mobil Corp.	1,148	162,327
Kinder Morgan, Inc.	4,131	125,954
Pembina Pipeline Corp. (Canada)	108	4,491
TC Energy Corp. (Canada)	113	6,630
Williams (The) Cos., Inc.	1,875	126,112
		662,190
Publishing & Broadcasting – 0.0%(c)
New York Times (The) Co., Class A	48	3,519
News Corp., Class A	134	3,622
		7,141
Real Estate Investment Trusts – 0.3%
Alexander & Baldwin, Inc.	19,802	410,693
American Homes 4 Rent, Class A	272	8,519
Camden Property Trust	185	20,174
Equity Residential	218	13,586
Essex Property Trust, Inc.	38	9,571
Lamar Advertising Co., Class A	80	10,265
Mid-America Apartment Communities, Inc.	666	89,444
Public Storage	352	97,219
Regency Centers Corp.	1,499	109,232
Ryman Hospitality Properties, Inc.	24	2,273
Simon Property Group, Inc.	179	34,245
UDR, Inc.	341	12,668
		817,889
Real Estate Services – 0.0%(c)
CoStar Group, Inc.*	64	3,936
Retail - Consumer Staples – 0.1%
Albertsons Cos., Inc., Class A	237	3,946
BJ’s Wholesale Club Holdings, Inc.*	38	3,513
Casey’s General Stores, Inc.	7	4,245
Costco Wholesale Corp.	29	27,267
Kroger (The) Co.	1,661	104,394
Walmart, Inc.	497	59,213
		202,578
Retail - Discretionary – 0.1%
AutoZone, Inc.*	2	7,409
Ferguson Enterprises, Inc.	24	6,059
Genuine Parts Co.	454	63,101
Home Depot (The), Inc.	67	25,097

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Retail - Discretionary (Continued)
Lowe’s Cos., Inc.	44	$11,751
O’Reilly Automotive, Inc.*	80	7,873
Ross Stores, Inc.	34	6,414
TJX (The) Cos., Inc.	83	12,434
Tractor Supply Co.	84	4,274
		144,412
Semiconductors – 0.1%
Applied Materials, Inc.	55	17,728
Broadcom, Inc.	202	66,923
Lam Research Corp.	85	19,844
MACOM Technology Solutions Holdings, Inc.*	19	4,162
NVIDIA Corp.	379	72,438
QUALCOMM, Inc.	92	13,946
Skyworks Solutions, Inc.	17	948
Teradyne, Inc.	22	5,303
		201,292
Software – 3.8%
Appfolio, Inc., Class A*	13	2,468
Cadence Design Systems, Inc.*	24	7,113
Clearwater Analytics Holdings, Inc., Class A(d)*	95,643	2,304,040
Confluent, Inc., Class A(e)*	60,534	1,848,708
CyberArk Software Ltd.*	8,472	3,649,992
Descartes Systems Group (The), Inc. (Canada)*	35	2,617
Doximity, Inc., Class A*	71	2,660
Fortinet, Inc.*	77	6,257
Gen Digital, Inc.	106	2,543
Guidewire Software, Inc.*	18	2,534
Intuit, Inc.	20	9,978
Manhattan Associates, Inc.*	19	2,869
Microsoft Corp.	143	61,532
Onestream, Inc.(d)*	68,391	1,614,712
Palantir Technologies, Inc., Class A*	151	22,135
Pivotal Software Escrow, Inc., Class A*	21,925	—
PTC, Inc.*	22	3,435
Roper Technologies, Inc.	12	4,455
ServiceNow, Inc.*	79	9,244
Shopify, Inc., Class A (Canada)*	92	12,073
Tyler Technologies, Inc.*	8	2,955
Veeva Systems, Inc., Class A*	20	4,078
		9,576,398
	Number of Shares	Value
Specialty Finance – 0.7%
Air Lease Corp.	25,024	$1,617,301
Broadridge Financial Solutions, Inc.	10	1,971
FactSet Research Systems, Inc.	11	2,798
Jack Henry & Associates, Inc.	18	3,226
Mastercard, Inc., Class A	57	30,711
Moody’s Corp.	16	8,249
MSCI, Inc.	9	5,483
S&P Global, Inc.	23	12,139
Verisk Analytics, Inc.	20	4,349
Visa, Inc., Class A	124	39,907
		1,726,134
Steel – 0.0%(c)
Carpenter Technology Corp.	11	3,496
Reliance, Inc.	12	3,954
		7,450
Technology Hardware – 0.1%
Apple, Inc.	264	68,503
Arista Networks, Inc.*	99	14,032
Cisco Systems, Inc.	1,662	130,168
Corning, Inc.	80	8,260
Garmin Ltd.	24	4,839
Motorola Solutions, Inc.	17	6,843
Teledyne Technologies, Inc.*	8	4,963
		237,608
Telecommunications – 0.1%
AT&T, Inc.	4,833	126,673
GCI Liberty Escrow, Inc., Class C(f)*	31,520	—
Rogers Communications Inc., Class B (Canada)	105	3,970
TELUS Corp. (Canada)	295	4,118
T-Mobile U.S., Inc.	390	76,912
Verizon Communications, Inc.	320	14,246
		225,919
Tobacco & Cannabis – 0.0%(c)
Altria Group, Inc.	150	9,298
Philip Morris International, Inc.	113	20,277
		29,575
Transportation & Logistics – 1.0%
Canadian National Railway Co. (Canada)	63	6,062

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Transportation & Logistics (Continued)
Canadian Pacific Kansas City Ltd. (Canada)	89	$6,616
CH Robinson Worldwide, Inc.	23	4,484
CSX Corp.	184	6,948
Expeditors International of Washington, Inc.	25	4,013
Kirby Corp.*	27	3,177
Norfolk Southern Corp.(d)	8,548	2,489,519
Old Dominion Freight Line, Inc.	28	4,850
Union Pacific Corp.	396	93,100
		2,618,769
Transportation Equipment – 0.0%(c)
Allison Transmission Holdings, Inc.	31	3,370
Cummins, Inc.	13	7,524
Westinghouse Air Brake Technologies Corp.	22	5,063
		15,957
Wholesale - Consumer Staples – 0.0%(c)
Performance Food Group Co.*	39	3,723
Sysco Corp.	1,245	104,393
U.S. Foods Holding Corp.*	48	4,014
		112,130
Wholesale - Discretionary – 0.0%(c)
Copart, Inc.*	124	5,032
Total Common Stocks (Cost $61,778,216)		63,143,622

	Par(a)
Convertible Bonds – 22.4%
Aerospace & Defense – 0.1%
Joby Aviation, Inc., 0.75%, 2/15/32	$175,000	178,281
Asset Management – 1.0%
Capital Southwest Corp., 5.13%, 11/15/29(d)	483,000	483,000
IREN Ltd.,
0.00%, 7/01/31(b)(g)	155,000	142,988
0.25%, 6/01/32(b)	124,000	152,651
1.00%, 6/01/33(b)(d)	155,000	189,797

Terawulf, Inc., 2.75%, 2/01/30(b)(d)	461,000	843,538
WisdomTree, Inc., 4.63%, 8/15/30(b)(d)	639,000	741,879
		2,553,853
	Par(a)	Value
Biotechnology & Pharmaceuticals – 2.3%
Arrowhead Pharmaceuticals, Inc., 0.00%, 1/15/32(g)	$50,000	$56,054
Ascendis Pharma A/S, 2.25%, 4/01/28(d)	378,000	558,306
Bridgebio Pharma, Inc., 2.25%, 2/01/29(d)	899,000	1,020,814
Celcuity, Inc., 2.75%, 8/01/31(d)	72,000	168,879
Cogent Biosciences, Inc., 1.63%, 11/15/31(d)	31,000	37,138
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(d)	808,000	1,144,774
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28(d)	228,000	373,867
Jazz Investments I Ltd., 3.13%, 9/15/30	1,059,000	1,378,818
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29(d)	155,000	512,081
Pacira BioSciences, Inc., 2.13%, 5/15/29(d)	700,000	662,695
		5,913,426
Cable & Satellite – 0.8%
Liberty Broadband Corp., 3.13%, 3/31/53(b)	842,000	836,948
Sirius XM Holdings, Inc., 3.75%, 3/15/28(d)	1,280,000	1,298,560
		2,135,508
Commercial Support Services – 0.7%
Alarm.com Holdings, Inc., 2.25%, 6/01/29	727,000	687,742
CSG Systems International, Inc., 3.88%, 9/15/28(d)	799,000	969,986
		1,657,728
E-Commerce Discretionary – 0.3%
Wayfair, Inc., 3.50%, 11/15/28(d)	306,000	721,242
Electric Utilities – 0.5%
PG&E Corp., 4.25%, 12/01/27(d)	1,313,000	1,333,351
Electrical Equipment – 0.6%
Bloom Energy Corp., 0.00%, 11/15/30(b)(d)(g)	314,000	354,506
BWX Technologies, Inc., 0.00%, 11/01/30(b)(d)(g)	157,000	161,867
OSI Systems, Inc.,
2.25%, 8/01/29	524,000	770,280
0.50%, 2/01/31(b)	158,000	156,752
		1,443,405

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Entertainment Content – 0.6%
Sphere Entertainment Co., 3.50%, 12/01/28(d)	$592,000	$1,631,552
Health Care Facilities & Services – 0.3%
Oscar Health, Inc., 2.25%, 9/01/30(b)(d)	156,000	154,331
Teladoc Health, Inc., 1.25%, 6/01/27(d)	507,000	486,213
		640,544
Household Products – 0.4%
Oddity Finance LLC, 0.00%, 6/15/30(b)(d)(g)	250,000	207,473
Spectrum Brands, Inc., 3.38%, 6/01/29(d)	737,000	711,205
		918,678
Internet Media & Services – 0.4%
Snap, Inc., 0.50%, 5/01/30(d)	991,000	853,438
Ziff Davis, Inc., 3.63%, 3/01/28(b)	224,000	218,960
		1,072,398
IT Services – 0.1%
Parsons Corp., 2.63%, 3/01/29(d)	316,000	338,209
Leisure Facilities & Services – 1.6%
Cheesecake Factory (The), Inc., 2.00%, 3/15/30(b)(d)	834,000	878,202
DraftKings Holdings, Inc., 0.00%, 3/15/28(d)(g)	769,000	696,352
Live Nation Entertainment, Inc.,
3.13%, 1/15/29(d)	862,000	1,268,519
2.88%, 10/15/31(b)	113,000	112,752

Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(d)	857,000	823,149
NCL Corp. Ltd., 0.75%, 9/15/30(b)(d)	439,000	427,203
		4,206,177
Medical Equipment & Devices – 2.3%
CONMED Corp., 2.25%, 6/15/27(d)	905,000	876,945
Dexcom, Inc., 0.38%, 5/15/28(d)	327,000	305,091
Enovis Corp., 3.88%, 10/15/28(d)	1,148,000	1,111,264
Exact Sciences Corp.,
0.38%, 3/15/27(d)	102,000	106,685
2.00%, 3/01/30(b)(d)	543,000	754,607

Guardant Health, Inc., 0.00%, 5/15/33(b)(d)(g)	47,000	55,758
	Par(a)	Value
Medical Equipment & Devices (Continued)

Haemonetics Corp., 2.50%, 6/01/29(d)	$606,000	$597,213
Integer Holdings Corp., 1.88%, 3/15/30(b)(d)	754,000	717,808
LeMaitre Vascular, Inc., 2.50%, 2/01/30	434,000	440,727
Omnicell, Inc., 1.00%, 12/01/29	775,000	862,187
		5,828,285
Metals & Mining – 1.8%
Centrus Energy Corp., 2.25%, 11/01/30	254,000	777,367
Century Aluminum Co., 2.75%, 5/01/28(d)	393,000	954,597
Equinox Gold Corp., 4.75%, 10/15/28(d)	653,000	1,563,935
Fortuna Mining Corp., 3.75%, 6/30/29	434,000	733,026
Peabody Energy Corp., 3.25%, 3/01/28(d)	328,000	640,584
		4,669,509
Real Estate Investment Trusts – 0.1%
Pebblebrook Hotel Trust, 1.63%, 1/15/30(b)(d)	389,000	381,609
Real Estate Services – 0.1%
Compass, Inc., 0.25%, 4/15/31(b)	154,000	165,743
Renewable Energy – 1.0%
Array Technologies, Inc., 1.00%, 12/01/28(d)	785,000	762,510
Canadian Solar, Inc., 3.25%, 1/15/31(b)	439,000	442,732
Eos Energy Enterprises, Inc., 1.75%, 12/01/31(b)(d)	234,000	275,731
Plug Power, Inc., 6.75%, 12/01/33(b)(d)	158,000	179,827
SolarEdge Technologies, Inc., 2.25%, 7/01/29(d)	236,000	286,740
Sunrun, Inc., 4.00%, 3/01/30(d)	317,000	459,650
T1 Energy, Inc., 5.25%, 12/01/30(d)	75,000	115,343
		2,522,533
Retail - Consumer Staples – 0.1%
Hims & Hers Health, Inc., 0.00%, 5/15/30(b)(d)(g)	192,000	161,587
Retail - Discretionary – 0.2%
GameStop Corp., 0.00%, 6/15/32(b)(d)(g)	408,000	439,416

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Semiconductors – 0.7%
Cohu, Inc., 1.50%, 1/15/31(b)(d)	$77,000	$98,953
MKS, Inc., 1.25%, 6/01/30(d)	598,000	1,005,802
ON Semiconductor Corp., 0.50%, 3/01/29(d)	743,000	725,747
		1,830,502
Software – 3.0%
Alignment Healthcare, Inc., 4.25%, 11/15/29	265,000	440,066
Bentley Systems, Inc., 0.38%, 7/01/27(d)	657,000	627,106
Check Point Software Technologies Ltd., 0.00%, 12/15/30(b)(d)(g)	405,000	400,944
Commvault Systems, Inc., 0.00%, 9/15/30(b)(g)	355,000	298,377
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(b)(d)(g)	320,000	506,240
Evolent Health, Inc.,
3.50%, 12/01/29(d)	739,000	495,130
4.50%, 8/15/31(b)	79,000	50,116

Five9, Inc., 1.00%, 3/15/29(d)	409,000	368,509
Nebius Group N.V., 1.00%, 9/15/30(b)(d)	384,000	382,848
Pagaya Technologies Ltd., 6.13%, 10/01/29	383,000	657,917
Planet Labs PBC, 0.50%, 10/15/30(b)(d)	157,000	357,764
Progress Software Corp., 3.50%, 3/01/30(d)	702,000	706,563
Rapid7, Inc., 1.25%, 3/15/29(d)	606,000	549,187
Strategy, Inc., 0.00%, 12/01/29(g)	883,000	744,281
Tempus AI, Inc., 0.75%, 7/15/30(b)(d)	179,000	193,948
Unity Software, Inc., 0.00%, 3/15/30(b)(d)(g)	317,000	356,241
Wix.com Ltd., 0.00%, 9/15/30(b)(d)(g)	665,000	585,865
		7,721,102
Specialty Finance – 1.5%
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27(d)	875,000	862,313
Block, Inc., 0.25%, 11/01/27(d)	400,000	370,800
EZCORP, Inc., 3.75%, 12/15/29(b)(d)	248,000	501,456
	Par(a)	Value
Specialty Finance (Continued)
PennyMac Corp., 8.50%, 6/01/29	$298,000	$310,456
Redwood Trust, Inc., 7.75%, 6/15/27(d)	1,662,000	1,678,620
		3,723,645
Technology Hardware – 1.4%
ADTRAN Holdings, Inc., 3.75%, 9/15/30(b)(d)	156,000	172,458
Applied Optoelectronics, Inc., 2.75%, 1/15/30(d)	367,000	487,009
Super Micro Computer, Inc., 3.50%, 3/01/29	525,000	479,115
Western Digital Corp., 3.00%, 11/15/28(d)	377,000	2,504,375
		3,642,957
Telecommunications – 0.3%
AST SpaceMobile, Inc.,
2.38%, 10/15/32(b)(d)	193,000	349,909
2.00%, 1/15/36(b)	121,000	164,826

BlackSky Technology, Inc., 8.25%, 8/01/33(b)(d)	148,000	169,978
		684,713
Transportation Equipment – 0.2%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(d)	562,000	634,105
Total Convertible Bonds (Cost $47,079,339)		57,150,058

	Number of Shares
Convertible Preferred Stocks – 2.7%
Asset Management – 0.8%
Apollo Global Management, Inc., 6.75%	11,036	765,567
Ares Management Corp., 6.75%	15,778	754,662
KKR & Co., Inc, 6.25%	11,336	554,784
		2,075,013
Chemicals – 0.9%
Albemarle Corp., 7.25%	25,957	1,799,858
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	588,720
		2,388,578
Electric Utilities – 0.1%
Southern (The) Co. *	2,429	124,486

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Health Care Facilities & Services – 0.2%
BrightSpring Health Services, Inc., 6.75%	2,735	$364,931
Medical Equipment & Devices – 0.1%
Bruker Corp., 6.38%	937	324,998
Specialty Finance – 0.1%
Shift4 Payments, Inc., 6.00%	4,839	363,603
Technology Hardware – 0.5%
Hewlett Packard Enterprise Co., 7.63%	10,710	648,705
NCR Voyix Corp., 5.50%(h)	571	582,591
		1,231,296
Total Convertible Preferred Stocks (Cost $5,812,840)		6,872,905

	Par(a)
Corporate Bonds – 21.2%
Advertising & Marketing – 0.0%(c)
AppLovin Corp., 5.13%, 12/01/29	$60,000	61,546
Omnicom Group, Inc., 2.40%, 3/01/31	5,000	4,502
		66,048
Aerospace & Defense – 0.3%
Boeing (The) Co.,
3.25%, 2/01/28	50,000	49,270
6.30%, 5/01/29	50,000	53,111
5.15%, 5/01/30	50,000	51,388

General Dynamics Corp., 3.75%, 5/15/28	70,000	70,116
Hexcel Corp., 4.20%, 2/15/27	60,000	59,909
Lockheed Martin Corp.,
4.40%, 8/15/30	40,000	40,405
4.75%, 2/15/34	130,000	131,680
5.00%, 8/15/35	130,000	132,480

Moog, Inc., 4.25%, 12/15/27(b)	2,000	1,989
RTX Corp.,
4.13%, 11/16/28	30,000	30,140
5.75%, 1/15/29	15,000	15,718
6.00%, 3/15/31	30,000	32,276
TransDigm, Inc.,
6.75%, 8/15/28(b)	30,000	30,505
6.38%, 3/01/29(b)	63,000	64,784
6.88%, 12/15/30(b)	60,000	62,495
6.38%, 5/31/33(b)	33,000	33,594
	Par(a)	Value
Aerospace & Defense (Continued)
TransDigm, Inc.,
6.25%, 1/31/34(b)	$5,000	$5,167
6.75%, 1/31/34(b)	10,000	10,350
		875,377
Apparel & Textile Products – 0.2%
Ralph Lauren Corp., 5.00%, 6/15/32	200,000	205,881
Tapestry, Inc., 5.10%, 3/11/30	130,000	133,272
Under Armour, Inc., 7.25%, 7/15/30(b)	6,000	6,128
VF Corp., 2.95%, 4/23/30	61,000	55,639
		400,920
Asset Management – 0.5%
Ameriprise Financial, Inc.,
5.70%, 12/15/28	100,000	104,695
5.15%, 5/15/33	185,000	191,341

Apollo Global Management, Inc., 4.60%, 1/15/31	80,000	80,377
Ares Capital Corp.,
5.88%, 3/01/29	60,000	61,566
5.50%, 9/01/30	60,000	60,316
5.10%, 1/15/31	100,000	98,299
Blackstone Secured Lending Fund,
5.88%, 11/15/27	10,000	10,200
5.35%, 4/13/28	40,000	40,345
5.30%, 6/30/30	30,000	29,764

Blue Owl Finance LLC, 6.25%, 4/18/34	70,000	72,137
Charles Schwab (The) Corp.,
3.20%, 1/25/28	2,000	1,977
(SOFR + 2.21%), 5.64%, 5/19/29(i)	90,000	93,403
(SOFR + 1.88%), 6.20%, 11/17/29(i)	38,000	40,144
2.30%, 5/13/31	4,000	3,628
(SOFR + 0.94%), 4.34%, 11/14/31(i)	130,000	129,890
1.95%, 12/01/31	34,000	29,900
2.90%, 3/03/32	2,000	1,834
(SOFR + 2.01%), 6.14%, 8/24/34(i)	40,000	43,437
FS KKR Capital Corp.,
3.25%, 7/15/27	10,000	9,683
3.13%, 10/12/28	20,000	18,456
6.13%, 1/15/30	30,000	29,297
Golub Capital BDC, Inc.,
7.05%, 12/05/28	40,000	42,102
6.00%, 7/15/29	20,000	20,466

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Asset Management (Continued)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	$49,000	$49,299
10.00%, 11/15/29(b)	82,000	82,770
Main Street Capital Corp.,
6.50%, 6/04/27	20,000	20,411
5.40%, 8/15/28	20,000	20,122
Osaic Holdings, Inc.,
6.75%, 8/01/32(b)	5,000	5,182
8.00%, 8/01/33(b)	5,000	5,183
		1,396,224
Automotive – 0.5%
American Honda Finance Corp.,
4.55%, 7/09/27	60,000	60,549
4.55%, 3/03/28	60,000	60,666
Ford Motor Credit Co. LLC,
5.92%, 3/20/28	160,000	164,027
5.30%, 9/06/29	160,000	162,109
4.00%, 11/13/30	60,000	57,075
5.75%, 4/06/33	200,000	201,865

Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32(b)	87,000	92,107
General Motors Co.,
6.80%, 10/01/27	40,000	41,581
5.63%, 4/15/30	40,000	41,663
General Motors Financial Co., Inc.,
2.35%, 2/26/27	170,000	167,039
5.00%, 7/15/27	60,000	60,745
5.80%, 6/23/28	40,000	41,440
4.20%, 10/27/28	55,000	55,141
4.90%, 10/06/29	60,000	60,966
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28(b)	10,000	10,034
6.13%, 9/30/30(b)	25,000	24,931
Phinia, Inc.,
6.75%, 4/15/29(b)	22,000	22,742
6.63%, 10/15/32(b)	48,000	49,970
		1,374,650
Banking – 2.8%
Bank of America Corp.,
(SOFR + 1.05%), 2.55%, 2/04/28(i)	25,000	24,648
(SOFR + 2.04%), 4.95%, 7/22/28(i)	165,000	167,273
(SOFR + 1.99%), 6.20%, 11/10/28(i)	185,000	191,961
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(i)	$55,000	$54,401
(SOFR + 1.63%), 5.20%, 4/25/29(i)	60,000	61,460
(3M CME Term SOFR + 1.47%), 3.97%, 2/07/30(i)	60,000	59,714
(SOFR + 1.00%), 5.16%, 1/24/31(i)	80,000	82,491
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(i)	275,000	256,365
(SOFR + 1.32%), 2.69%, 4/22/32(i)	50,000	45,882
(SOFR + 1.21%), 2.57%, 10/20/32(i)	30,000	27,067
(SOFR + 1.33%), 2.97%, 2/04/33(i)	50,000	45,728
(SOFR + 1.91%), 5.29%, 4/25/34(i)	80,000	82,181
Citigroup, Inc.,
4.45%, 9/29/27	100,000	100,645
(SOFR + 1.14%), 4.64%, 5/07/28(i)	140,000	141,074
(3M CME Term SOFR + 1.45%), 4.08%, 4/23/29(i)	60,000	60,040
(SOFR + 1.36%), 5.17%, 2/13/30(i)	110,000	113,025
(SOFR + 1.34%), 4.54%, 9/19/30(i)	60,000	60,496
(SOFR + 2.11%), 2.57%, 6/03/31(i)	375,000	347,680
(SOFR + 1.17%), 4.50%, 9/11/31(i)	100,000	100,080
(5Y U.S. Treasury CMT + 1.28%), 5.59%, 11/19/34(i)	20,000	20,583
(SOFR + 1.49%), 5.17%, 9/11/36(i)	150,000	150,638
Fifth Third Bancorp,
(SOFR Index + 2.19%), 6.36%, 10/27/28(i)	40,000	41,528
(SOFR + 2.34%), 6.34%, 7/27/29(i)	30,000	31,540
(SOFR + 1.49%), 4.90%, 9/06/30(i)	20,000	20,348
First Citizens BancShares, Inc.,
(SOFR + 1.41%), 5.23%, 3/12/31(i)	10,000	10,147
(5Y U.S. Treasury CMT + 1.85%), 5.60%, 9/05/35(i)	10,000	10,010
JP Morgan Chase & Co.,
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(i)	205,000	204,967

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 0.77%), 1.47%, 9/22/27(i)	$95,000	$93,499
(SOFR + 0.93%), 5.57%, 4/22/28(i)	60,000	61,131
(SOFR + 1.99%), 4.85%, 7/25/28(i)	240,000	242,941
(SOFR + 0.80%), 4.92%, 1/24/29(i)	300,000	305,417
(3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(i)	60,000	59,963
(SOFR + 1.16%), 5.58%, 4/22/30(i)	60,000	62,513
(3M CME Term SOFR + 3.79%), 4.49%, 3/24/31(i)	60,000	60,452
(SOFR + 1.44%), 5.10%, 4/22/31(i)	60,000	61,883
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(i)	100,000	88,936
(SOFR + 1.26%), 2.96%, 1/25/33(i)	45,000	41,269
(SOFR + 2.08%), 4.91%, 7/25/33(i)	75,000	76,204
(SOFR + 1.85%), 5.35%, 6/01/34(i)	134,000	138,591
(SOFR + 1.46%), 5.29%, 7/22/35(i)	57,000	58,513
(SOFR + 1.34%), 4.95%, 10/22/35(i)	35,000	35,147
(SOFR + 1.64%), 5.58%, 7/23/36(i)	60,000	61,636
M&T Bank Corp.,
(SOFR + 2.80%), 7.41%, 10/30/29(i)	270,000	292,675
(SOFR + 1.40%), 5.18%, 7/08/31(i)	30,000	30,773
(5Y U.S. Treasury CMT + 1.43%), 5.40%, 7/30/35(i)	20,000	20,208
(SOFR + 1.61%), 5.39%, 1/16/36(i)	100,000	101,401

Manufacturers & Traders Trust Co., (SOFR + 0.95%), 4.76%, 7/06/28(i)	80,000	80,748
Morgan Stanley Private Bank N.A., (SOFR + 0.76%), 4.21%, 2/08/30(i)	250,000	250,094
PNC Bank N.A., (SOFR + 0.73%), 4.43%, 7/21/28(i)	160,000	161,105
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.73%), 6.62%, 10/20/27(i)	180,000	183,325
(SOFR + 1.84%), 5.58%, 6/12/29(i)	60,000	62,110
2.55%, 1/22/30	180,000	169,460
	Par(a)	Value
Banking (Continued)
PNC Financial Services Group (The), Inc.,
(SOFR + 1.60%), 5.40%, 7/23/35(i)	$23,000	$23,685
(SOFR + 1.42%), 5.37%, 7/21/36(i)	40,000	40,956
Regions Financial Corp.,
1.80%, 8/12/28	20,000	18,945
(SOFR + 1.49%), 5.72%, 6/06/30(i)	20,000	20,882

Santander Holdings U.S.A., Inc., (SOFR + 2.36%), 6.50%, 3/09/29(i)	40,000	41,721
Synchrony Bank, 5.63%, 8/23/27	50,000	50,916
Truist Bank,
(SOFR + 0.77%), 4.42%, 7/24/28(i)	100,000	100,560
(SOFR + 0.66%), 4.14%, 1/27/29(i)	190,000	190,215
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(i)	36,000	34,263
(SOFR + 1.92%), 5.71%, 1/24/35(i)	65,000	68,072

U.S. Bancorp, (SOFR + 1.41%), 5.42%, 2/12/36(i)	155,000	160,430
U.S. Bank N.A., (SOFR + 0.91%), 4.73%, 5/15/28(i)	190,000	191,832
Wells Fargo & Co.,
(SOFR + 1.07%), 5.71%, 4/22/28(i)	60,000	61,201
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(i)	1,000	995
(SOFR + 1.98%), 4.81%, 7/25/28(i)	236,000	238,729
(SOFR + 1.37%), 4.97%, 4/23/29(i)	130,000	132,473
(SOFR + 1.50%), 5.20%, 1/23/30(i)	60,000	61,782
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(i)	165,000	157,212
(SOFR + 1.11%), 5.24%, 1/24/31(i)	104,000	107,449
(3M CME Term SOFR + 1.26%), 2.57%, 2/11/31(i)	180,000	168,218
(SOFR + 1.50%), 3.35%, 3/02/33(i)	1,000	932
		7,183,434
Beverages – 0.1%
Coca-Cola (The) Co., 5.00%, 5/13/34	90,000	93,430
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	65,252

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Beverages (Continued)
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	$60,000	$61,037
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 4/30/29(b)	29,000	28,352
		248,071
Biotechnology & Pharmaceuticals – 0.4%
AbbVie, Inc., 5.05%, 3/15/34	105,000	107,636
Amgen, Inc.,
5.15%, 3/02/28	50,000	51,184
5.25%, 3/02/30	108,000	112,059

Amneal Pharmaceuticals LLC, 6.88%, 8/01/32(b)	10,000	10,530
Eli Lilly & Co.,
4.70%, 2/27/33	8,000	8,147
5.10%, 2/12/35	80,000	82,460

Jazz Securities DAC, 4.38%, 1/15/29(b)	49,000	48,212
Merck & Co., Inc., 4.50%, 5/17/33	60,000	60,320
Novartis Capital Corp., 2.20%, 8/14/30	10,000	9,254
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 5/19/28	60,000	60,630
4.65%, 5/19/30	40,000	40,774

Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	170,000	152,064
Royalty Pharma PLC, 1.75%, 9/02/27	60,000	57,903
Zoetis, Inc.,
3.00%, 9/12/27	140,000	138,191
2.00%, 5/15/30	20,000	18,313
		957,677
Cable & Satellite – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 9/01/29(b)	14,000	14,134
7.38%, 3/01/31(b)	228,000	234,524
4.50%, 5/01/32	66,000	59,228
7.00%, 2/01/33(b)	20,000	20,193
4.50%, 6/01/33(b)	86,000	75,247
7.38%, 2/01/36(b)	27,000	27,032
CSC Holdings LLC,
5.50%, 4/15/27(b)	34,000	30,010
11.25%, 5/15/28(b)	38,000	30,457
DISH DBS Corp.,
7.38%, 7/01/28	10,000	9,606
	Par(a)	Value
Cable & Satellite (Continued)
DISH DBS Corp.,
5.13%, 6/01/29	$15,000	$13,275

DISH Network Corp., 11.75%, 11/15/27(b)	43,000	44,503
Sirius XM Radio LLC, 4.13%, 7/01/30(b)	51,000	48,094
		606,303
Chemicals – 0.2%
Celanese U.S. Holdings LLC,
7.20%, 11/15/33	33,000	34,911
7.38%, 2/15/34	41,000	41,721

CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	67,000	66,997
Ecolab, Inc., 2.13%, 2/01/32	20,000	17,682
FMC Corp., (5Y U.S. Treasury CMT + 4.37%), 8.45%, 11/01/55(i)	63,000	50,528
LSB Industries, Inc., 6.25%, 10/15/28(b)	45,000	45,048
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	29,842
Perimeter Holdings LLC, 6.25%, 1/15/34(b)	10,000	10,000
Rain Carbon, Inc., 12.25%, 9/01/29(b)	36,000	38,252
Sherwin-Williams (The) Co.,
4.30%, 8/15/28	60,000	60,415
2.30%, 5/15/30	50,000	46,134
4.80%, 9/01/31	60,000	61,363

SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	85,000	83,640
Tronox, Inc., 4.63%, 3/15/29(b)	11,000	8,455
		594,988
Commercial Support Services – 0.3%
ADT Security (The) Corp.,
4.13%, 8/01/29(b)	40,000	38,971
4.88%, 7/15/32(b)	42,000	40,671
5.88%, 10/15/33(b)	20,000	20,275

Automatic Data Processing, Inc., 4.75%, 5/08/32	40,000	40,929
Cintas Corp. No. 2, 4.00%, 5/01/32	60,000	58,758
Deluxe Corp.,
8.00%, 6/01/29(b)	58,000	58,997
8.13%, 9/15/29(b)	53,000	55,612

Republic Services, Inc., 5.20%, 11/15/34	85,000	87,687

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Commercial Support Services (Continued)

TriNet Group, Inc., 3.50%, 3/01/29(b)	$48,000	$45,364
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,726
3.20%, 6/01/32	55,000	51,209

Waste Management, Inc., 4.95%, 7/03/31	125,000	129,308
Williams Scotsman, Inc.,
6.63%, 6/15/29(b)	6,000	6,203
6.63%, 4/15/30(b)	5,000	5,181
7.38%, 10/01/31(b)	19,000	19,809
		663,700
Construction Materials – 0.2%
Carlisle Cos., Inc., 5.25%, 9/15/35	25,000	25,459
CRH America Finance, Inc., 5.50%, 1/09/35	200,000	208,023
CRH SMW Finance DAC,
5.20%, 5/21/29	130,000	134,227
5.13%, 1/09/30	60,000	61,813

Eagle Materials, Inc., 2.50%, 7/01/31	88,000	79,852
Martin Marietta Materials, Inc.,
3.50%, 12/15/27	40,000	39,669
5.15%, 12/01/34	25,000	25,477
		574,520
Consumer Services – 0.0%(c)
PROG Holdings, Inc., 6.00%, 11/15/29(b)	30,000	29,692
Containers & Packaging – 0.1%
Amcor Flexibles North America, Inc.,
4.80%, 3/17/28	20,000	20,289
5.10%, 3/17/30	50,000	51,386

Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29(b)	70,000	66,493
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(b)	53,000	53,941
Packaging Corp. of America, 5.70%, 12/01/33	165,000	173,877
		365,986
Diversified Industrials – 0.1%
3M Co., 4.80%, 3/15/30	40,000	40,846
	Par(a)	Value
Diversified Industrials (Continued)
Honeywell International, Inc.,
4.70%, 2/01/30	$60,000	$61,325
4.50%, 1/15/34	80,000	79,328
		181,499
E-Commerce Discretionary – 0.1%
Amazon.com, Inc., 4.10%, 11/20/30	50,000	50,005
Wayfair LLC,
7.25%, 10/31/29(b)	89,000	93,057
7.75%, 9/15/30(b)	54,000	57,408
		200,470
Electric Utilities – 1.5%
AEP Texas, Inc.,
3.95%, 6/01/28	50,000	49,880
5.45%, 5/15/29	40,000	41,481
AES (The) Corp.,
5.45%, 6/01/28	30,000	30,800
(5Y U.S. Treasury CMT + 2.89%), 6.95%, 7/15/55(i)	119,000	116,332

Alabama Power Co., 3.05%, 3/15/32	100,000	92,645
Alliant Energy Corp., (5Y U.S. Treasury CMT + 2.08%), 5.75%, 4/01/56(i)	30,000	29,782
Ameren Corp., 5.00%, 1/15/29	100,000	102,450
American Electric Power Co., Inc.,
(5Y U.S. Treasury CMT + 2.75%), 7.05%, 12/15/54(i)	40,000	41,874
(5Y U.S. Treasury CMT + 2.13%), 5.80%, 3/15/56(i)	40,000	40,008

Appalachian Power Co., 4.50%, 8/01/32	50,000	49,543
Arizona Public Service Co., 2.20%, 12/15/31	10,000	8,795
CenterPoint Energy Houston Electric LLC,
4.80%, 3/15/30	100,000	102,329
4.45%, 10/01/32	30,000	29,872
CenterPoint Energy, Inc.,
(5Y U.S. Treasury CMT + 3.25%), 7.00%, 2/15/55(i)	30,000	31,453
(5Y U.S. Treasury CMT + 2.59%), 6.70%, 5/15/55(i)	30,000	30,803

CMS Energy Corp., (5Y U.S. Treasury CMT + 4.12%), 4.75%, 6/01/50(i)	20,000	19,756
Commonwealth Edison Co., 5.30%, 6/01/34	50,000	51,888

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)

Consolidated Edison Co. of New York, Inc., 5.38%, 5/15/34	$50,000	$51,749
Consumers Energy Co., 4.50%, 1/15/31	120,000	121,185
Dominion Energy, Inc.,
3.38%, 4/01/30	50,000	48,272
(5Y U.S. Treasury CMT + 2.39%), 6.88%, 2/01/55(i)	30,000	31,243
(5Y U.S. Treasury CMT + 2.26%), 6.00%, 2/15/56(i)	30,000	30,323

DTE Electric Co., 5.20%, 4/01/33	50,000	51,910
Duke Energy Carolinas LLC, 4.95%, 1/15/33	70,000	71,855
Duke Energy Corp.,
3.15%, 8/15/27	60,000	59,313
4.85%, 1/05/29	40,000	40,854

Duke Energy Ohio, Inc., 5.30%, 6/15/35	40,000	41,101
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	18,923
5.25%, 3/15/33	10,000	10,359

Edison International, 5.75%, 6/15/27	20,000	20,348
Entergy Arkansas LLC, 5.45%, 6/01/34	60,000	62,632
Entergy Corp.,
(5Y U.S. Treasury CMT + 2.67%), 7.13%, 12/01/54(i)	30,000	31,408
(5Y U.S. Treasury CMT + 2.18%), 5.88%, 6/15/56(i)	30,000	30,029

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	79,573
EUSHI Finance, Inc., (5Y U.S. Treasury CMT + 2.51%), 6.25%, 4/01/56(i)	39,000	39,164
Evergy Kansas Central, Inc., 5.90%, 11/15/33	10,000	10,686
Evergy, Inc., (5Y U.S. Treasury CMT + 2.56%), 6.65%, 6/01/55(i)	30,000	30,867
Eversource Energy, 5.13%, 5/15/33	50,000	50,475
Exelon Corp., 5.15%, 3/15/28	40,000	40,910
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	27,038
4.80%, 5/15/33	15,000	15,233
4.70%, 2/15/36	20,000	19,767
Georgia Power Co.,
4.65%, 5/16/28	30,000	30,448
4.70%, 5/15/32	20,000	20,268
	Par(a)	Value
Electric Utilities (Continued)

Interstate Power and Light Co., 5.70%, 10/15/33	$14,000	$14,719
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,904
National Rural Utilities Cooperative Finance Corp.,
4.12%, 9/16/27	20,000	20,081
4.15%, 8/25/28	20,000	20,096
4.95%, 2/07/30	30,000	30,819
2.40%, 3/15/30	50,000	46,619

Nevada Power Co., (5Y U.S. Treasury CMT + 1.94%), 6.25%, 5/15/55(i)	30,000	30,336
NextEra Energy Capital Holdings, Inc.,
4.69%, 9/01/27	60,000	60,687
2.25%, 6/01/30	20,000	18,393
5.30%, 3/15/32	25,000	25,969
5.25%, 3/15/34	50,000	51,213
(5Y U.S. Treasury CMT + 2.36%), 6.70%, 9/01/54(i)	30,000	30,974
(5Y U.S. Treasury CMT + 2.55%), 3.80%, 3/15/82(i)	30,000	29,493

Ohio Power Co., 5.65%, 6/01/34	5,000	5,207
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	25,198
5.65%, 11/15/33	10,000	10,586
Pacific Gas and Electric Co.,
3.30%, 12/01/27	60,000	59,159
4.20%, 3/01/29	10,000	9,951
4.55%, 7/01/30	20,000	19,945
2.50%, 2/01/31	80,000	72,335
6.40%, 6/15/33	29,000	31,249
PacifiCorp,
5.10%, 2/15/29	20,000	20,466
2.70%, 9/15/30	20,000	18,461
5.30%, 2/15/31	10,000	10,290

PECO Energy Co., 4.90%, 6/15/33	40,000	40,788
PG&E Corp.,
5.00%, 7/01/28	7,000	6,985
5.25%, 7/01/30	120,000	119,273
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	10,214
4.85%, 2/15/34	25,000	25,200
Public Service Co. of Colorado,
4.10%, 6/01/32	25,000	24,549
5.35%, 5/15/34	30,000	30,807

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)

Public Service Co. of Oklahoma, 5.20%, 1/15/35	$20,000	$20,163
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	10,039
5.20%, 8/01/33	20,000	20,699
4.85%, 8/01/34	10,000	10,057
5.05%, 3/01/35	50,000	50,939
Public Service Enterprise Group, Inc.,
5.85%, 11/15/27	40,000	41,209
5.20%, 4/01/29	60,000	61,720
1.60%, 8/15/30	10,000	8,873

San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	46,120
Sempra,
3.70%, 4/01/29	100,000	98,524
5.50%, 8/01/33	10,000	10,409
(5Y U.S. Treasury CMT + 2.87%), 4.13%, 4/01/52(i)	30,000	29,722
(5Y U.S. Treasury CMT + 2.79%), 6.88%, 10/01/54(i)	30,000	30,752
(5Y U.S. Treasury CMT + 2.35%), 6.63%, 4/01/55(i)	30,000	30,432

Sierra Pacific Power Co., (5Y U.S. Treasury CMT + 2.55%), 6.20%, 12/15/55(i)	30,000	29,852
Southern (The) Co., 5.20%, 6/15/33	50,000	51,282
Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	10,235
System Energy Resources, Inc., 5.30%, 12/15/34	120,000	121,196
Talen Energy Supply LLC,
8.63%, 6/01/30(b)	20,000	21,102
6.25%, 2/01/34(b)	28,000	28,377
6.50%, 2/01/36(b)	30,000	30,757

Tampa Electric Co., 5.15%, 3/01/35	90,000	91,048
Union Electric Co., 2.95%, 3/15/30	70,000	66,707
Virginia Electric and Power Co.,
2.30%, 11/15/31	45,000	40,120
5.15%, 3/15/35	20,000	20,284

WEC Energy Group, Inc., (5Y U.S. Treasury CMT + 1.91%), 5.63%, 5/15/56(i)	30,000	30,160
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,520
	Par(a)	Value
Electric Utilities (Continued)

Wisconsin Power and Light Co., 1.95%, 9/16/31	$5,000	$4,378
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,951
		3,920,217
Electrical Equipment – 0.1%
Amphenol Corp., 4.13%, 11/15/30	95,000	94,406
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
5.50%, 4/19/29	20,000	20,837
1.75%, 9/15/30	20,000	17,869

Keysight Technologies, Inc., 4.95%, 10/15/34	25,000	25,146
Vertiv Group Corp., 4.13%, 11/15/28(b)	41,000	40,375
WESCO Distribution, Inc., 6.38%, 3/15/33(b)	16,000	16,660
		215,293
Engineering & Construction – 0.1%
Dycom Industries, Inc., 4.50%, 4/15/29(b)	20,000	19,687
Quanta Services, Inc.,
2.90%, 10/01/30	110,000	103,114
2.35%, 1/15/32	30,000	26,559

Tutor Perini Corp., 11.88%, 4/30/29(b)	22,000	24,288
		173,648
Entertainment Content – 0.2%
Discovery Communications LLC,
5.00%, 9/20/37	74,000	57,164
6.35%, 6/01/40	40,000	33,012
Fox Corp.,
4.71%, 1/25/29	50,000	50,736
3.50%, 4/08/30	40,000	38,781

TEGNA, Inc., 5.00%, 9/15/29	305,000	302,877
Versant Media Group, Inc., 7.25%, 1/30/31(b)	5,000	5,124
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	66,000	58,080
5.05%, 3/15/42	64,000	44,960
		590,734
Food – 0.1%
Conagra Brands, Inc.,
1.38%, 11/01/27	20,000	19,084
5.00%, 8/01/30	20,000	20,214

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Food (Continued)

Hershey (The) Co., 4.50%, 5/04/33	$52,000	$52,028
Mondelez International, Inc., 2.63%, 3/17/27	40,000	39,433
Post Holdings, Inc.,
6.38%, 3/01/33(b)	42,000	42,322
6.25%, 10/15/34(b)	14,000	14,100
		187,181
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
4.45%, 6/01/32	30,000	29,984
5.15%, 3/01/34	5,000	5,130
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	48,000	48,337
9.38%, 6/01/28(b)	48,000	49,632
9.50%, 6/01/30(b)	18,000	19,292

Atmos Energy Corp., 5.90%, 11/15/33	10,000	10,808
CenterPoint Energy Resources Corp., 5.25%, 3/01/28	50,000	51,253
Essential Utilities, Inc., 5.38%, 1/15/34	25,000	25,729
National Fuel Gas Co.,
3.95%, 9/15/27	40,000	39,864
5.95%, 3/15/35	45,000	47,164

NiSource, Inc., (5Y U.S. Treasury CMT + 2.45%), 6.95%, 11/30/54(i)	30,000	31,245
ONE Gas, Inc., 4.25%, 9/01/32	25,000	24,631
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	100,000	103,751
Southern California Gas Co., 5.20%, 6/01/33	30,000	30,867
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	10,575
Southwest Gas Corp., 4.05%, 3/15/32	25,000	24,181
		552,443
Health Care Facilities & Services – 0.7%
Cardinal Health, Inc.,
5.13%, 2/15/29	60,000	61,759
5.35%, 11/15/34	110,000	113,063
Cencora, Inc.,
2.70%, 3/15/31	90,000	82,984
5.15%, 2/15/35	20,000	20,411
	Par(a)	Value
Health Care Facilities & Services (Continued)

Centene Corp., 4.25%, 12/15/27	$20,000	$19,881
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	32,000	31,548
Cigna Group (The), 4.38%, 10/15/28	30,000	30,247
CVS Health Corp.,
1.30%, 8/21/27	40,000	38,359
4.30%, 3/25/28	60,000	60,196
3.25%, 8/15/29	40,000	38,651
5.45%, 9/15/35	100,000	101,747
DaVita, Inc.,
4.63%, 6/01/30(b)	71,000	68,317
3.75%, 2/15/31(b)	28,000	25,684
6.88%, 9/01/32(b)	47,000	48,412
6.75%, 7/15/33(b)	15,000	15,396

Fortrea Holdings, Inc., 7.50%, 7/01/30(b)	57,000	57,989
HCA, Inc.,
5.00%, 3/01/28	60,000	61,132
5.88%, 2/01/29	60,000	62,525
3.50%, 9/01/30	90,000	86,530
5.45%, 4/01/31	111,000	115,402
3.63%, 3/15/32	91,000	85,864
5.60%, 4/01/34	179,000	185,909

Humana, Inc., 5.75%, 3/01/28	20,000	20,589
Laboratory Corp. of America Holdings,
3.60%, 9/01/27	30,000	29,839
2.95%, 12/01/29	30,000	28,667

Select Medical Corp., 6.25%, 12/01/32(b)	29,000	28,144
Tenet Healthcare Corp.,
4.63%, 6/15/28	19,000	18,947
4.38%, 1/15/30	28,000	27,514
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	114,037
4.50%, 4/15/33	21,000	20,728
Universal Health Services, Inc.,
4.63%, 10/15/29	40,000	40,241
2.65%, 10/15/30	22,000	20,060
2.65%, 1/15/32	68,000	60,169
		1,820,941
Home & Office Products – 0.1%
HNI Corp., 5.13%, 1/18/29(b)	22,000	21,727
Somnigroup International, Inc.,
4.00%, 4/15/29(b)	36,000	34,926
3.88%, 10/15/31(b)	52,000	48,524

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Home & Office Products (Continued)
Whirlpool Corp.,
6.13%, 6/15/30	$15,000	$15,039
6.50%, 6/15/33	31,000	30,591
4.50%, 6/01/46	57,000	41,348
4.60%, 5/15/50	46,000	33,316
		225,471
Home Construction – 0.2%
Century Communities, Inc., 6.63%, 9/15/33(b)	10,000	10,128
DR Horton, Inc., 1.40%, 10/15/27	50,000	47,921
Forestar Group, Inc., 6.50%, 3/15/33(b)	19,000	19,426
Lennar Corp., 5.00%, 6/15/27	35,000	35,274
Masco Corp., 3.50%, 11/15/27	45,000	44,623
NVR, Inc., 3.00%, 5/15/30	135,000	128,232
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	60,309
3.80%, 11/01/29	50,000	49,299
		395,212
Industrial Intermediate Products – 0.2%
Chart Industries, Inc., 7.50%, 1/01/30(b)	593,000	616,996
Enpro, Inc., 6.13%, 6/01/33(b)	5,000	5,141
Park-Ohio Industries, Inc., 8.50%, 8/01/30(b)	13,000	13,350
		635,487
Industrial Support Services – 0.1%
NESCO Holdings II, Inc., 5.50%, 4/15/29(b)	34,000	33,504
United Rentals North America, Inc., 5.38%, 11/15/33(b)	8,000	7,995
WW Grainger, Inc., 4.45%, 9/15/34	185,000	182,772
		224,271
Institutional Financial Services – 1.3%
Bank of New York Mellon (The) Corp.,
(SOFR + 0.68%), 4.44%, 6/09/28(i)	10,000	10,075
(SOFR Index + 1.80%), 5.80%, 10/25/28(i)	20,000	20,638
(SOFR + 1.17%), 4.54%, 2/01/29(i)	50,000	50,588
(SOFR + 1.60%), 6.32%, 10/25/29(i)	20,000	21,184
BGC Group, Inc.,
8.00%, 5/25/28	30,000	32,080
	Par(a)	Value
Institutional Financial Services (Continued)
BGC Group, Inc.,
6.60%, 6/10/29	$20,000	$20,914
6.15%, 4/02/30	20,000	20,646

CBOE Global Markets, Inc., 3.00%, 3/16/32	100,000	92,798
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	110,000	105,027
3.63%, 10/01/31(b)	12,000	10,602
Goldman Sachs Group (The), Inc.,
(SOFR + 0.80%), 1.43%, 3/09/27(i)	160,000	159,565
(SOFR + 1.32%), 4.94%, 4/23/28(i)	20,000	20,216
(SOFR + 1.73%), 4.48%, 8/23/28(i)	60,000	60,375
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(i)	50,000	49,700
(SOFR + 1.77%), 6.48%, 10/24/29(i)	130,000	137,627
(SOFR + 1.27%), 5.73%, 4/25/30(i)	130,000	135,734
(SOFR + 1.58%), 5.22%, 4/23/31(i)	60,000	61,803
(SOFR + 1.25%), 2.38%, 7/21/32(i)	205,000	183,323
(SOFR + 1.19%), 5.07%, 1/21/37(i)	115,000	114,507
(5Y U.S. Treasury CMT + 1.18%), 5.39%, 2/02/41(i)	175,000	173,368
Intercontinental Exchange, Inc.,
4.00%, 9/15/27	20,000	20,049
2.10%, 6/15/30	50,000	45,916
1.85%, 9/15/32	125,000	106,549

Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/33(b)	22,000	22,883
LPL Holdings, Inc.,
4.90%, 4/03/28	50,000	50,755
5.15%, 6/15/30	40,000	40,797
5.65%, 3/15/35	80,000	81,523
Morgan Stanley,
3.95%, 4/23/27	12,000	11,998
(SOFR + 1.61%), 4.21%, 4/20/28(i)	60,000	60,136
(SOFR + 2.24%), 6.30%, 10/18/28(i)	60,000	62,236
(SOFR + 1.38%), 4.99%, 4/12/29(i)	60,000	61,098
(SOFR + 0.80%), 4.24%, 1/09/30(i)	60,000	60,114
(SOFR + 1.11%), 5.23%, 1/15/31(i)	60,000	61,771

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.14%), 2.70%, 1/22/31(i)	$37,000	$34,720
(SOFR + 1.51%), 5.19%, 4/17/31(i)	60,000	61,762
(SOFR + 1.03%), 1.79%, 2/13/32(i)	414,000	363,488
(SOFR + 1.18%), 2.24%, 7/21/32(i)	53,000	47,032
(SOFR + 1.20%), 2.51%, 10/20/32(i)	223,000	200,168
(SOFR + 1.87%), 5.25%, 4/21/34(i)	110,000	112,861
(SOFR + 1.56%), 5.32%, 7/19/35(i)	70,000	71,779
(SOFR + 1.42%), 5.59%, 1/18/36(i)	35,000	36,438

Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	39,000	40,236
StoneX Group, Inc., 7.88%, 3/01/31(b)	73,000	77,663
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	52,000	54,475
		3,267,217
Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/32(b)	10,000	10,252
Allstate (The) Corp., 5.05%, 6/24/29	65,000	67,019
American International Group, Inc.,
4.85%, 5/07/30	60,000	61,454
(3M USD LIBOR + 2.87%), 5.75%, 4/01/48(i)	20,000	20,399

American National Group, Inc., 5.75%, 10/01/29	50,000	51,745
Aon Corp., 2.80%, 5/15/30	20,000	18,882
Arthur J Gallagher & Co.,
2.40%, 11/09/31	20,000	17,858
5.50%, 3/02/33	30,000	31,161
6.50%, 2/15/34	125,000	137,443

Assurant, Inc., 4.90%, 3/27/28	65,000	65,732
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	58,000	60,869
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	54,000	55,530
	Par(a)	Value
Insurance (Continued)
Brown & Brown, Inc.,
4.50%, 3/15/29	$90,000	$90,576
4.20%, 3/17/32	75,000	72,488
CNA Financial Corp.,
3.45%, 8/15/27	20,000	19,814
5.20%, 8/15/35	100,000	100,258

Corebridge Financial, Inc., (5Y U.S. Treasury CMT + 3.85%), 6.88%, 12/15/52(i)	30,000	30,811
Marsh & McLennan Cos., Inc.,
4.55%, 11/08/27	20,000	20,219
2.38%, 12/15/31	410,000	367,972
5.75%, 11/01/32	50,000	53,389

Principal Financial Group, Inc., 5.38%, 3/15/33	18,000	18,658
Progressive (The) Corp., 3.20%, 3/26/30	32,000	30,920
Prudential Financial, Inc.,
(3M USD LIBOR + 2.38%), 4.50%, 9/15/47(i)	30,000	29,642
(5Y U.S. Treasury CMT + 3.04%), 3.70%, 10/01/50(i)	30,000	27,999

RenaissanceRe Finance, Inc., 3.45%, 7/01/27	40,000	39,734
Unum Group, 4.00%, 6/15/29	135,000	133,638
Willis North America, Inc., 5.35%, 5/15/33	140,000	143,990
		1,778,452
Internet Media & Services – 0.2%
Alphabet, Inc.,
4.10%, 11/15/30	40,000	40,032
4.50%, 5/15/35	25,000	24,738

Getty Images, Inc., 11.25%, 2/21/30(b)	13,000	11,636
Match Group Holdings II LLC, 4.13%, 8/01/30(b)	22,000	20,736
Meta Platforms, Inc.,
4.80%, 5/15/30	80,000	82,199
4.60%, 11/15/32	35,000	35,088

Uber Technologies, Inc., 4.80%, 9/15/34	50,000	49,737
VeriSign, Inc.,
4.75%, 7/15/27	20,000	20,003
2.70%, 6/15/31	150,000	136,479
5.25%, 6/01/32	30,000	30,754
		451,402

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
IT Services – 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34	$10,000	$9,835
Amdocs Ltd., 2.54%, 6/15/30	30,000	27,566
ASGN, Inc., 4.63%, 5/15/28(b)	21,000	20,682
CACI International, Inc., 6.38%, 6/15/33(b)	13,000	13,488
International Business Machines Corp.,
2.20%, 2/09/27	100,000	98,446
4.15%, 7/27/27	285,000	286,427
Leidos, Inc.,
4.38%, 5/15/30	30,000	29,973
2.30%, 2/15/31	60,000	54,074
		540,491
Leisure Facilities & Services – 0.6%
Darden Restaurants, Inc.,
4.35%, 10/15/27	40,000	40,212
4.55%, 10/15/29	80,000	80,776
6.30%, 10/10/33	30,000	32,618

Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	53,000	54,775
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/01/29(b)	25,000	24,307
4.88%, 7/01/31(b)	50,000	46,636
6.63%, 1/15/32(b)	5,000	5,111
Hyatt Hotels Corp.,
5.05%, 3/30/28	20,000	20,380
5.38%, 12/15/31	90,000	92,733
Las Vegas Sands Corp.,
5.90%, 6/01/27	20,000	20,367
5.63%, 6/15/28	60,000	61,429
6.00%, 8/15/29	25,000	26,064

Life Time, Inc., 6.00%, 11/15/31(b)	24,000	24,607
Light & Wonder International, Inc., 6.25%, 10/01/33(b)	10,000	10,125
Lindblad Expeditions LLC, 7.00%, 9/15/30(b)	32,000	33,406
Live Nation Entertainment, Inc., 3.75%, 1/15/28(b)	19,000	18,735
Marriott International, Inc.,
5.00%, 10/15/27	55,000	55,856
5.55%, 10/15/28	30,000	31,153
4.90%, 4/15/29	40,000	40,891
	Par(a)	Value
Leisure Facilities & Services (Continued)
Marriott International, Inc.,
4.63%, 6/15/30	$40,000	$40,529
2.85%, 4/15/31	100,000	92,804
5.10%, 4/15/32	30,000	30,861
5.30%, 5/15/34	35,000	35,882

McDonald’s Corp., 4.60%, 9/09/32	284,000	288,696
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/01/29(b)	121,000	89,349
5.88%, 9/01/31(b)	53,000	34,010

Royal Caribbean Cruises Ltd., 5.38%, 1/15/36	45,000	45,094
Station Casinos LLC, 4.63%, 12/01/31(b)	27,000	25,920
		1,403,326
Leisure Products – 0.0%(c)
Patrick Industries, Inc., 6.38%, 11/01/32(b)	39,000	39,916
Machinery – 0.1%
Eaton Corp., 4.15%, 3/15/33	20,000	19,655
IDEX Corp., 2.63%, 6/15/31	50,000	45,628
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	60,228
		125,511
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	26,000	27,105
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	70,459
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	150,000	151,238
5.35%, 12/01/28	30,000	31,037
		279,839
Metals & Mining – 0.1%
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	34,940
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 5/13/30	40,000	38,566
Novelis Corp.,
4.75%, 1/30/30(b)	79,000	76,577
6.88%, 1/30/30(b)	68,000	70,479
6.38%, 8/15/33(b)	17,000	17,317

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Metals & Mining (Continued)

SunCoke Energy, Inc., 4.88%, 6/30/29(b)	$56,000	$52,807
		290,686
Oil & Gas Supply Chain – 1.8%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)	39,000	39,497
California Resources Corp.,
8.25%, 6/15/29(b)	105,000	110,437
7.00%, 1/15/34(b)	10,000	10,087

Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,390
Cheniere Energy Partners L.P., 5.55%, 10/30/35(b)	30,000	30,684
Cheniere Energy, Inc.,
4.63%, 10/15/28	40,000	40,000
5.65%, 4/15/34	30,000	31,104

Chevron U.S.A., Inc., 4.98%, 4/15/35	190,000	193,907
Chord Energy Corp.,
6.00%, 10/01/30(b)	10,000	10,195
6.75%, 3/15/33(b)	45,000	46,650

CNX Midstream Partners L.P., 4.75%, 4/15/30(b)	5,000	4,858
CNX Resources Corp.,
6.00%, 1/15/29(b)	2,000	2,012
7.38%, 1/15/31(b)	18,000	18,642
7.25%, 3/01/32(b)	27,000	28,248
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	96,000	96,612
6.75%, 3/01/29(b)	29,000	29,036

ConocoPhillips Co., 5.05%, 9/15/33	20,000	20,518
Coterra Energy, Inc., 4.38%, 3/15/29	20,000	20,125
Crescent Energy Finance LLC, 7.88%, 4/15/32(b)	49,000	48,752
CVR Energy, Inc.,
8.50%, 1/15/29(b)	62,000	64,619
7.50%, 2/15/31(b)(j)	15,000	14,968
7.88%, 2/15/34(b)(j)	25,000	24,797

DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,602
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
8.63%, 3/15/29(b)	104,000	108,766
7.38%, 6/30/33(b)	10,000	10,283

Diamondback Energy, Inc., 5.40%, 4/18/34	105,000	107,527
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Energy Transfer L.P.,
5.25%, 4/15/29	$40,000	$41,148
5.20%, 4/01/30	30,000	30,955
3.75%, 5/15/30	40,000	38,977
4.55%, 1/15/31	40,000	39,960
5.75%, 2/15/33	10,000	10,486
6.55%, 12/01/33	65,000	71,126

Enterprise Products Operating LLC, (3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(i)	60,000	59,765
EQT Corp.,
3.90%, 10/01/27	40,000	39,848
4.75%, 1/15/31	40,000	40,180
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	20,000	20,849
8.88%, 4/15/30	13,000	13,681
7.88%, 5/15/32	48,000	50,089
8.00%, 5/15/33	19,000	19,830

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	47,000	49,540
Gulfport Energy Operating Corp., 6.75%, 9/01/29(b)	69,000	71,159
Hess Corp., 4.30%, 4/01/27	50,000	50,206
HF Sinclair Corp.,
4.50%, 10/01/30	10,000	9,879
5.75%, 1/15/31	20,000	20,733

Kinder Morgan, Inc., 5.00%, 2/01/29	120,000	123,139
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	13,000	13,500
Marathon Petroleum Corp., 5.70%, 3/01/35	70,000	72,336
Matador Resources Co., 6.88%, 4/15/28(b)	13,000	13,283
MPLX L.P.,
4.13%, 3/01/27	180,000	180,144
4.25%, 12/01/27	110,000	110,307
4.80%, 2/15/29	20,000	20,307
2.65%, 8/15/30	140,000	129,765
5.40%, 9/15/35	130,000	131,072

NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 2/15/29(b)	90,000	93,396
Northern Oil & Gas, Inc.,
8.75%, 6/15/31(b)	37,000	38,248
7.88%, 10/15/33(b)	12,000	12,115

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Occidental Petroleum Corp., 8.88%, 7/15/30	$20,000	$23,079
Phillips 66, 2.15%, 12/15/30	20,000	18,041
Plains All American Pipeline L.P., 5.95%, 6/15/35	60,000	62,563
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	42,000	40,910
5.70%, 9/15/34	20,000	20,625

Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	41,000	42,835
Sunoco L.P.,
7.00%, 5/01/29(b)	28,000	29,115
6.63%, 8/15/32(b)	44,000	45,379
Talos Production, Inc.,
9.00%, 2/01/29(b)	54,000	56,265
9.38%, 2/01/31(b)	49,000	51,908
Targa Resources Corp.,
5.20%, 7/01/27	190,000	192,851
4.35%, 1/15/29	40,000	40,195
5.50%, 2/15/35	110,000	112,686
5.55%, 8/15/35	75,000	76,812
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	46,000	46,060
4.88%, 2/01/31	20,000	20,187
Valero Energy Corp.,
2.15%, 9/15/27	30,000	29,138
5.15%, 2/15/30	20,000	20,598
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	13,000	13,843
8.38%, 6/01/31(b)	50,000	51,141
9.88%, 2/01/32(b)	48,000	50,750
Venture Global Plaquemines LNG LLC,
7.75%, 5/01/35(b)	46,000	51,295
6.75%, 1/15/36(b)	27,000	28,303
Western Midstream Operating L.P.,
4.50%, 3/01/28	10,000	10,049
6.35%, 1/15/29	20,000	21,096
4.05%, 2/01/30	20,000	19,623
4.80%, 3/01/31	120,000	120,058
6.15%, 4/01/33	30,000	31,706
5.50%, 12/15/35	210,000	209,093
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Williams (The) Cos., Inc.,
3.75%, 6/15/27	$40,000	$39,895
2.60%, 3/15/31	125,000	114,414
		4,464,852
Oil, Gas Services & Equipment – 0.2%
Bristow Group, Inc.,
6.88%, 3/01/28(b)	6,000	6,006
6.75%, 2/01/33(b)	25,000	25,293

Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	60,000	63,800
Noble Finance II LLC, 8.00%, 4/15/30(b)	96,000	100,076
Tidewater, Inc., 9.13%, 7/15/30(b)	68,000	73,554
Transocean International Ltd., 8.50%, 5/15/31(b)	47,000	47,841
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29(b)	35,000	36,240
6.25%, 10/01/33(b)	10,000	10,130

Valaris Ltd., 8.38%, 4/30/30(b)	50,000	52,245
		415,185
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/01/29(b)	102,000	100,931
McGraw-Hill Education, Inc., 7.38%, 9/01/31(b)	33,000	34,693
Nexstar Media, Inc.,
5.63%, 7/15/27(b)	13,000	13,003
4.75%, 11/01/28(b)	79,000	78,523
Sinclair Television Group, Inc.,
5.50%, 3/01/30(b)	36,000	31,730
4.38%, 12/31/32(b)	21,000	16,564
9.75%, 2/15/33(b)	26,000	28,600
		304,044
Real Estate Investment Trusts – 1.1%
American Homes 4 Rent L.P., 4.25%, 2/15/28	30,000	30,006
American Tower Corp.,
3.55%, 7/15/27	40,000	39,717
5.50%, 3/15/28	40,000	41,122
5.80%, 11/15/28	55,000	57,432
5.20%, 2/15/29	40,000	41,135

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
American Tower Corp.,
5.40%, 1/31/35	$10,000	$10,277
Crown Castle, Inc.,
3.65%, 9/01/27	140,000	139,017
3.80%, 2/15/28	17,000	16,890
4.80%, 9/01/28	40,000	40,607
2.10%, 4/01/31	80,000	70,667
Diversified Healthcare Trust,
7.25%, 10/15/30(b)	5,000	5,150
4.38%, 3/01/31	55,000	49,074

ERP Operating L.P., 4.65%, 9/15/34	40,000	39,502
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28	60,000	61,480
4.00%, 1/15/30	40,000	38,921
5.25%, 2/15/33	100,000	100,186
Host Hotels & Resorts L.P.,
4.25%, 12/15/28	20,000	20,044
3.38%, 12/15/29	30,000	28,877
3.50%, 9/15/30	40,000	38,106
5.50%, 4/15/35	20,000	20,271

Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(b)	41,000	39,212
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	17,000	16,995
5.63%, 7/15/32(b)	41,000	40,486

Mid-America Apartments L.P., 3.95%, 3/15/29	40,000	39,820
Millrose Properties, Inc.,
6.38%, 8/01/30(b)	43,000	43,889
6.25%, 9/15/32(b)	32,000	32,361
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	27,000	26,399
4.63%, 8/01/29	120,000	102,885
3.50%, 3/15/31	5,000	3,705
8.50%, 2/15/32(b)	5,000	5,357

National Health Investors, Inc., 5.35%, 2/01/33	200,000	200,296
Omega Healthcare Investors, Inc.,
4.75%, 1/15/28	20,000	20,168
5.20%, 7/01/30	240,000	244,032

Park Intermediate Holdings LLC/PK Dome, 4.88%, 5/15/29(b)	40,000	39,130
Prologis L.P.,
4.88%, 6/15/28	20,000	20,453
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Prologis L.P.,
4.75%, 6/15/33	$40,000	$40,222

Realty Income Corp., 4.75%, 2/15/29	90,000	91,706
RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	40,000	37,958
Simon Property Group L.P.,
4.38%, 10/01/30	100,000	100,480
5.50%, 3/08/33	40,000	41,995
4.75%, 9/26/34	50,000	49,584

Sun Communities Operating L.P., 2.30%, 11/01/28	40,000	38,087
Ventas Realty L.P., 5.10%, 7/15/32	80,000	82,340
VICI Properties L.P.,
4.75%, 2/15/28	60,000	60,592
4.95%, 2/15/30	60,000	60,729
5.63%, 4/01/35	40,000	40,761

VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	48,524
Welltower OP LLC,
4.50%, 7/01/30	120,000	121,203
3.85%, 6/15/32	70,000	67,622
5.13%, 7/01/35	80,000	81,232
		2,726,704
Real Estate Owners & Developers – 0.0%(c)
Howard Hughes (The) Corp.,
4.13%, 2/01/29(b)	33,000	31,915
4.38%, 2/01/31(b)	40,000	37,882
		69,797
Real Estate Services – 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(b)	64,000	64,798
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(b)	54,000	58,939
CBRE Services, Inc.,
5.50%, 4/01/29	40,000	41,457
4.80%, 6/15/30	40,000	40,576
4.90%, 1/15/33	80,000	80,314
		286,084

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Retail - Consumer Staples – 0.0%(c)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 5.75%, 3/31/34(b)(j)	$35,000	$34,422
Arko Corp., 5.13%, 11/15/29(b)	15,000	13,072
Kroger (The) Co., 5.00%, 9/15/34	50,000	50,045
		97,539
Retail - Discretionary – 0.3%
Advance Auto Parts, Inc.,
7.00%, 8/01/30(b)	48,000	48,814
7.38%, 8/01/33(b)	35,000	35,525
AutoZone, Inc.,
4.50%, 2/01/28	40,000	40,378
5.40%, 7/15/34	20,000	20,612
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.25%, 1/15/30(b)	28,000	28,980
8.00%, 2/15/31(b)	36,000	36,802
8.38%, 6/15/32(b)	46,000	47,321
Builders FirstSource, Inc.,
6.38%, 6/15/32(b)	31,000	31,948
6.75%, 5/15/35(b)	51,000	53,582

Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(b)	30,000	29,581
Gap (The), Inc.,
3.63%, 10/01/29(b)	39,000	37,091
3.88%, 10/01/31(b)	47,000	43,572

Home Depot (The), Inc., 4.90%, 4/15/29	60,000	61,726
Kohl’s Corp.,
10.00%, 6/01/30(b)	27,000	29,578
5.13%, 5/01/31	71,000	60,782
Lowe’s Cos., Inc.,
3.35%, 4/01/27	25,000	24,853
3.10%, 5/03/27	45,000	44,575
3.95%, 10/15/27	20,000	20,049
4.00%, 10/15/28	20,000	20,023
2.63%, 4/01/31	10,000	9,196
Macy’s Retail Holdings LLC,
6.13%, 3/15/32(b)	32,000	32,344
7.38%, 8/01/33(b)	35,000	36,959

Petco Health & Wellness Co., Inc., 8.25%, 2/01/31(b)(j)	10,000	10,026
QXO Building Products, Inc., 6.75%, 4/30/32(b)	75,000	77,286
		881,603
	Par(a)	Value
Semiconductors – 0.3%
Analog Devices, Inc.,
1.70%, 10/01/28	$40,000	$37,834
2.10%, 10/01/31	30,000	26,671
Broadcom, Inc.,
1.95%, 2/15/28	60,000	57,797
4.00%, 4/15/29(b)	5,000	4,986
4.35%, 2/15/30	40,000	40,226
5.05%, 4/15/30	66,000	68,011
4.30%, 1/15/31	60,000	59,963
4.95%, 1/15/36	45,000	44,955
Intel Corp.,
3.75%, 3/25/27	50,000	49,855
3.75%, 8/05/27	40,000	39,840
2.45%, 11/15/29	40,000	37,466

Lam Research Corp., 4.00%, 3/15/29	50,000	50,047
Micron Technology, Inc., 5.30%, 1/15/31	60,000	62,318
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	47,960
4.90%, 3/14/33	25,000	25,773
4.85%, 2/08/34	60,000	61,469
		715,171
Software – 0.4%
Autodesk, Inc., 5.30%, 6/15/35	50,000	51,016
CoreWeave, Inc.,
9.25%, 6/01/30(b)	98,000	96,471
9.00%, 2/01/31(b)	42,000	40,835

Fortinet, Inc., 2.20%, 3/15/31	10,000	8,967
Gen Digital, Inc., 6.75%, 9/30/27(b)	34,000	34,284
Intuit, Inc., 5.20%, 9/15/33	100,000	103,722
Oracle Corp.,
3.25%, 11/15/27	20,000	19,616
2.30%, 3/25/28	40,000	38,211
4.20%, 9/27/29	20,000	19,675
2.95%, 4/01/30	20,000	18,479
4.45%, 9/26/30	75,000	73,208
5.25%, 2/03/32	60,000	59,926
4.80%, 9/26/32	45,000	43,565
5.50%, 8/03/35	95,000	92,620
5.20%, 9/26/35	110,000	104,829
Roper Technologies, Inc.,
4.50%, 10/15/29	60,000	60,607
5.10%, 9/15/35	20,000	19,970

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Software (Continued)

ServiceNow, Inc., 1.40%, 9/01/30	$40,000	$35,267
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/01/29(b)	32,000	29,250
		950,518
Specialty Finance – 1.6%
Air Lease Corp., 5.30%, 2/01/28	20,000	20,401
Ally Financial, Inc.,
4.75%, 6/09/27	30,000	30,252
(SOFR Index + 1.96%), 5.74%, 5/15/29(i)	100,000	102,682
(SOFR + 3.26%), 6.99%, 6/13/29(i)	30,000	31,639
(SOFR Index + 1.73%), 5.54%, 1/17/31(i)	30,000	30,715
(SOFR + 1.78%), 5.55%, 7/31/33(i)	190,000	191,219
American Express Co.,
(SOFR + 1.22%), 4.92%, 7/20/33(i)	255,000	258,324
(SOFR Index + 1.32%), 5.44%, 1/30/36(i)	90,000	92,902
(SOFR + 1.24%), 4.80%, 10/24/36(i)	135,000	132,338

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	36,000	35,869
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)	40,000	42,877
Broadridge Financial Solutions, Inc.,
2.90%, 12/01/29	20,000	19,012
2.60%, 5/01/31	10,000	9,085
Burford Capital Global Finance LLC,
6.25%, 4/15/28(b)	14,000	13,973
6.88%, 4/15/30(b)	35,000	34,226
9.25%, 7/01/31(b)	61,000	62,785
7.50%, 7/15/33(b)	13,000	12,551
Capital One Financial Corp.,
(SOFR + 2.44%), 7.15%, 10/29/27(i)	110,000	112,368
(SOFR + 2.06%), 4.93%, 5/10/28(i)	30,000	30,310
(SOFR + 2.08%), 5.47%, 2/01/29(i)	100,000	102,492
(SOFR + 2.64%), 6.31%, 6/08/29(i)	118,000	123,517
	Par(a)	Value
Specialty Finance (Continued)
Capital One Financial Corp.,
(SOFR + 1.56%), 5.46%, 7/26/30(i)	$120,000	$124,091
(SOFR + 3.07%), 7.62%, 10/30/31(i)	20,000	22,450
(SOFR + 1.99%), 5.88%, 7/26/35(i)	150,000	156,461
Credit Acceptance Corp.,
9.25%, 12/15/28(b)	39,000	40,867
6.63%, 3/15/30(b)	31,000	31,030

Enact Holdings, Inc., 6.25%, 5/28/29	50,000	52,400
Enova International, Inc.,
11.25%, 12/15/28(b)	13,000	13,763
9.13%, 8/01/29(b)	20,000	21,162

Equifax, Inc., 4.80%, 9/15/29	65,000	66,097
EZCORP, Inc., 7.38%, 4/01/32(b)	15,000	15,979
FactSet Research Systems, Inc.,
2.90%, 3/01/27	150,000	148,195
3.45%, 3/01/32	72,000	66,946

Fair Isaac Corp., 6.00%, 5/15/33(b)	18,000	18,341
Fidelity National Financial, Inc., 4.50%, 8/15/28	20,000	20,142
FirstCash, Inc.,
5.63%, 1/01/30(b)	11,000	11,051
6.88%, 3/01/32(b)	19,000	19,751
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,805
5.60%, 3/02/33	150,000	154,309
5.45%, 3/15/34	30,000	30,332

FTAI Aviation Investors LLC, 7.88%, 12/01/30(b)	10,000	10,603
LD Holdings Group LLC, 6.13%, 4/01/28(b)	27,000	25,586
Mastercard, Inc.,
1.90%, 3/15/31	22,000	19,778
4.95%, 3/15/32	90,000	93,212
4.55%, 1/15/35	50,000	49,694

MGIC Investment Corp., 5.25%, 8/15/28	7,000	6,996
OneMain Finance Corp.,
7.88%, 3/15/30	72,000	75,950
7.50%, 5/15/31	78,000	81,771
7.13%, 11/15/31	15,000	15,543
6.75%, 9/15/33	25,000	25,277

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(b)	$38,000	$39,231
5.75%, 9/15/31(b)	59,000	58,266
6.88%, 5/15/32(b)	47,000	48,032
6.88%, 2/15/33(b)	22,000	22,440
6.75%, 2/15/34(b)	5,000	5,046
Rithm Capital Corp.,
8.00%, 4/01/29(b)	78,000	79,688
8.00%, 7/15/30(b)	15,000	15,338
Rocket Cos, Inc.,
6.50%, 8/01/29(b)	39,000	40,116
6.13%, 8/01/30(b)	15,000	15,357
6.38%, 8/01/33(b)	15,000	15,562

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 3/01/31(b)	54,000	50,691
S&P Global, Inc.,
4.25%, 5/01/29	30,000	30,163
1.25%, 8/15/30	110,000	96,789
4.25%, 1/15/31(b)	60,000	59,898
2.90%, 3/01/32	90,000	82,823
4.80%, 12/04/35(b)	50,000	49,599

SLM Corp., 6.50%, 1/31/30	34,000	35,083
Starwood Property Trust, Inc.,
7.25%, 4/01/29(b)	49,000	51,677
6.00%, 4/15/30(b)	13,000	13,362
6.50%, 10/15/30(b)	20,000	20,829
Synchrony Financial,
(SOFR Index + 2.13%), 5.94%, 8/02/30(i)	30,000	31,072
7.25%, 2/02/33	51,000	54,166

United Wholesale Mortgage LLC, 5.50%, 4/15/29(b)	70,000	69,160
UWM Holdings LLC,
6.63%, 2/01/30(b)	81,000	81,699
6.25%, 3/15/31(b)	15,000	14,905

Velocity Commercial Capital LLC, 9.38%, 2/15/31(b)	20,000	20,300
		4,039,411
Steel – 0.1%
Cleveland-Cliffs, Inc.,
7.50%, 9/15/31(b)	50,000	52,764
7.38%, 5/01/33(b)	58,000	60,525
7.63%, 1/15/34(b)	81,000	84,834
	Par(a)	Value
Steel (Continued)

Reliance, Inc., 2.15%, 8/15/30	$40,000	$36,387
Steel Dynamics, Inc., 4.00%, 12/15/28	60,000	59,914
		294,424
Technology Hardware – 0.5%
Apple, Inc., 3.35%, 8/08/32	25,000	23,938
CDW LLC/CDW Finance Corp.,
3.28%, 12/01/28	40,000	38,965
5.10%, 3/01/30	60,000	61,201
Cisco Systems, Inc.,
4.85%, 2/26/29	40,000	41,023
4.95%, 2/24/32	60,000	61,883
5.05%, 2/26/34	45,000	46,138

Diebold Nixdorf, Inc., 7.75%, 3/31/30(b)	61,000	64,604
Jabil, Inc.,
4.25%, 5/15/27	70,000	70,190
5.45%, 2/01/29	30,000	31,020
4.75%, 2/01/33	40,000	39,401
Motorola Solutions, Inc.,
4.60%, 5/23/29	180,000	182,172
4.85%, 8/15/30	60,000	61,185
2.75%, 5/24/31	40,000	36,740
5.60%, 6/01/32	50,000	52,582
5.40%, 4/15/34	70,000	72,077
5.55%, 8/15/35	60,000	62,271

NCR Atleos Corp., 9.50%, 4/01/29(b)	41,000	43,940
NetApp, Inc.,
2.38%, 6/22/27	20,000	19,565
2.70%, 6/22/30	20,000	18,633
5.70%, 3/17/35	44,000	45,775

TD SYNNEX Corp., 4.30%, 1/17/29	20,000	20,006
Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	37,049
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	27,806
Western Digital Corp., 3.10%, 2/01/32	20,000	18,456
		1,176,620
Telecommunications – 1.2%
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	38,000	39,472
AT&T, Inc.,
4.35%, 3/01/29	2,000	2,014
4.55%, 11/01/32	200,000	198,577

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Telecommunications (Continued)

Cipher Compute LLC, 7.13%, 11/15/30(b)	$101,000	$104,072
EchoStar Corp., 10.75%, 11/30/29	70,000	76,735
Flash Compute LLC, 7.25%, 12/31/30(b)	25,000	25,085
Frontier Communications Holdings LLC, 8.75%, 5/15/30(b)	1,318,000	1,359,108
GCI LLC, 4.75%, 10/15/28(b)	68,000	66,595
Level 3 Financing, Inc.,
6.88%, 6/30/33(b)	66,000	68,012
8.50%, 1/15/36(b)	25,000	25,593
Lumen Technologies, Inc.,
4.13%, 4/15/30(b)	267	267
10.00%, 10/15/32(b)	6,000	6,000
Sprint Capital Corp.,
6.88%, 11/15/28	60,000	64,370
8.75%, 3/15/32	30,000	36,331
T-Mobile U.S.A., Inc.,
2.05%, 2/15/28	60,000	57,724
2.63%, 2/15/29	40,000	38,308
3.88%, 4/15/30	40,000	39,315
2.88%, 2/15/31	99,000	92,012
5.15%, 4/15/34	45,000	45,755
4.70%, 1/15/35	160,000	156,562
5.30%, 5/15/35	90,000	91,767

Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 6/15/32(b)	33,000	33,319
Uniti Services LLC, 7.50%, 10/15/33(b)	51,000	52,655
Verizon Communications, Inc.,
4.75%, 1/15/33	45,000	45,012
5.25%, 4/02/35	95,000	96,238
Viasat, Inc.,
6.50%, 7/15/28(b)	22,000	21,716
7.50%, 5/30/31(b)	69,000	67,006

Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	82,000	85,897
WULF Compute LLC, 7.75%, 10/15/30(b)	78,000	81,356
		3,076,873
Tobacco & Cannabis – 0.6%
Altria Group, Inc.,
4.88%, 2/04/28	60,000	61,062
6.20%, 11/01/28	110,000	115,904
4.80%, 2/14/29	60,000	61,036
3.40%, 5/06/30	30,000	28,932
	Par(a)	Value
Tobacco & Cannabis (Continued)
Altria Group, Inc.,
4.50%, 8/06/30	$40,000	$40,289
2.45%, 2/04/32	190,000	168,149
6.88%, 11/01/33	110,000	123,714
5.25%, 8/06/35	125,000	126,160
Philip Morris International, Inc.,
4.13%, 4/28/28	60,000	60,296
3.38%, 8/15/29	15,000	14,661
5.63%, 11/17/29	204,000	214,578
5.13%, 2/15/30	80,000	82,584
2.10%, 5/01/30	60,000	55,007
4.00%, 10/29/30	40,000	39,569
5.75%, 11/17/32	25,000	26,668
5.38%, 2/15/33	50,000	52,037
5.63%, 9/07/33	90,000	95,230
4.90%, 11/01/34	100,000	100,563

Turning Point Brands, Inc., 7.63%, 3/15/32(b)	13,000	13,944
		1,480,383
Transportation & Logistics – 0.1%
American Airlines, Inc.,
7.25%, 2/15/28(b)	29,000	29,524
8.50%, 5/15/29(b)	20,000	20,870

JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)	93,000	93,406
United Parcel Service, Inc., 4.45%, 4/01/30	15,000	15,257
		159,057
Transportation Equipment – 0.0%(c)
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	60,000	62,753
Wholesale - Consumer Staples – 0.0%(c)
Sysco Corp., 5.75%, 1/17/29	60,000	62,739
Total Corporate Bonds (Cost $53,457,983)		54,101,054

Foreign Issuer Bonds – 5.0%
Australia – 0.2%
BHP Billiton Finance U.S.A. Ltd.,
4.75%, 2/28/28	320,000	325,370
5.00%, 2/21/30	20,000	20,602
Fortescue Treasury Pty. Ltd.,
4.38%, 4/01/31(b)	12,000	11,594
6.13%, 4/15/32(b)	51,000	53,113

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Australia (Continued)

Mineral Resources Ltd., 7.00%, 4/01/31(b)	$32,000	$33,631
Rio Tinto Finance U.S.A. Ltd., 7.13%, 7/15/28	8,000	8,588
Rio Tinto Finance U.S.A. PLC, 5.25%, 3/14/35	110,000	113,089
		565,987
Austria – 0.0%(c)
ams-OSRAM A.G., 12.25%, 3/30/29(b)	17,000	18,064
Bermuda – 0.1%
RenaissanceRe Holdings Ltd.,
3.60%, 4/15/29	60,000	58,819
5.75%, 6/05/33	81,000	84,633
		143,452
Brazil – 0.1%
Karoon U.S.A. Finance, Inc., 10.50%, 5/14/29(b)	18,000	18,593
Klabin Austria GmbH, 7.00%, 4/03/49(b)	13,000	13,442
Suzano Austria GmbH, 6.00%, 1/15/29	100,000	103,290
Vale Overseas Ltd., 3.75%, 7/08/30	60,000	57,920
		193,245
Canada – 0.9%
Bank of Montreal,
5.72%, 9/25/28	50,000	52,102
(5Y U.S. Treasury CMT + 3.45%), 7.70%, 5/26/84(i)	80,000	85,069
(5Y U.S. Treasury CMT + 2.98%), 6.88%, 11/26/85(i)	80,000	82,368
Bank of Nova Scotia (The),
(SOFR + 0.76%), 4.04%, 9/15/28(i)	60,000	60,034
(5Y U.S. Treasury CMT + 4.39%), 8.63%, 10/27/82(i)	80,000	84,720
(5Y U.S. Treasury CMT + 4.02%), 8.00%, 1/27/84(i)	80,000	85,655

Bausch Health Cos., Inc., 5.25%, 1/30/30(b)	58,000	41,253
Brookfield Finance, Inc., 5.33%, 1/15/36	70,000	70,157
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)	3,000	3,000
4.88%, 2/15/30(b)	48,000	44,810
	Par(a)	Value
Canada (Continued)
Canadian Imperial Bank of Commerce,
(SOFR + 1.34%), 4.63%, 9/11/30(i)	$25,000	$25,339
(5Y U.S. Treasury CMT + 2.83%), 6.95%, 1/28/85(i)	80,000	82,534

Canadian National Railway Co., 3.85%, 8/05/32	60,000	58,172
CGI, Inc., 4.95%, 3/14/30	100,000	101,374
Champion Iron Canada, Inc., 7.88%, 7/15/32(b)	48,000	51,346
Enbridge, Inc.,
5.63%, 4/05/34	35,000	36,445
(5Y U.S. Treasury CMT + 3.12%), 7.38%, 3/15/55(i)	30,000	31,865
(3M CME Term SOFR + 3.68%), 5.50%, 7/15/77(i)	30,000	29,986

Enerflex, Inc., 6.88%, 1/15/31(b)	15,000	15,502
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	23,630
5.63%, 8/16/32	70,000	73,070
6.00%, 12/07/33	181,000	191,877

New Flyer Holdings, Inc., 9.25%, 7/01/30(b)	40,000	43,095
New Gold, Inc., 6.88%, 4/01/32(b)	5,000	5,312
Open Text Holdings, Inc.,
4.13%, 2/15/30(b)	66,000	61,308
4.13%, 12/01/31(b)	37,000	33,240

RB Global Holdings, Inc., 6.75%, 3/15/28(b)	20,000	20,372
Rogers Communications, Inc., (5Y U.S. Treasury CMT + 2.62%), 7.13%, 4/15/55(i)	49,000	51,384
Royal Bank of Canada,
5.20%, 8/01/28	40,000	41,231
(SOFR + 0.70%), 4.00%, 11/03/28(i)	40,000	40,021
(SOFR + 0.83%), 4.97%, 1/24/29(i)	80,000	81,560
(SOFR + 0.89%), 4.50%, 8/06/29(i)	60,000	60,635
(SOFR Index + 1.13%), 4.97%, 5/02/31(i)	40,000	40,966
(5Y U.S. Treasury CMT + 2.89%), 7.50%, 5/02/84(i)	80,000	84,229
(5Y U.S. Treasury CMT + 2.82%), 6.75%, 8/24/85(i)	80,000	82,730

Taseko Mines Ltd., 8.25%, 5/01/30(b)	57,000	60,502

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)
Toronto-Dominion Bank (The),
4.69%, 9/15/27	$100,000	$101,213
(5Y U.S. Treasury CMT + 4.08%), 8.13%, 10/31/82(i)	80,000	83,816
(5Y U.S. Treasury CMT + 2.98%), 7.25%, 7/31/84(i)	80,000	83,752
TransCanada PipeLines Ltd.,
4.25%, 5/15/28	30,000	30,109
4.10%, 4/15/30	20,000	19,786
(5Y U.S. Treasury CMT + 2.61%), 7.00%, 6/01/65(i)	30,000	30,996
		2,386,565
Colombia – 0.0%(c)
Aris Mining Corp., 8.00%, 10/31/29(b)	38,000	39,852
Congo – 0.0%(c)
Ivanhoe Mines Ltd., 7.88%, 1/23/30(b)	62,000	64,596
Denmark – 0.0%(c)
Genmab A.S./Genmab Finance LLC,
6.25%, 12/15/32(b)	11,000	11,275
7.25%, 12/15/33(b)	50,000	52,918
		64,193
Finland – 0.0%(c)
Amer Sports Co., 6.75%, 2/16/31(b)	25,000	26,040
France – 0.0%(c)
Viridien, 10.00%, 10/15/30(b)	12,000	12,916
Germany – 0.1%
Deutsche Bank A.G., (SOFR + 3.18%), 6.72%, 1/18/29(i)	100,000	104,747
IHO Verwaltungs GmbH, (100% Cash), 7.75%, 11/15/30(b)(h)	43,000	45,207
		149,954
Greece – 0.0%(c)
Danaos Corp., 6.88%, 10/15/32(b)	41,000	42,347
Guatemala – 0.1%
Millicom International Cellular S.A.,
4.50%, 4/27/31(b)	67,000	62,383
7.38%, 4/02/32(b)	102,000	106,119
		168,502
	Par(a)	Value
Hong Kong – 0.0%(c)
Prudential Funding Asia PLC, 3.63%, 3/24/32	$100,000	$95,581
India – 0.0%(c)
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	43,000	43,660
Indonesia – 0.0%(c)
Nickel Industries Ltd., 9.00%, 9/30/30(b)	52,000	54,595
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.63%, 10/15/27	130,000	131,057
4.88%, 4/01/28	10,000	10,161
4.95%, 9/10/34	300,000	298,014
(5Y U.S. Treasury CMT + 2.72%), 6.95%, 3/10/55(i)	80,000	83,749
		522,981
Ivory Coast – 0.0%(c)
Endeavour Mining PLC, 7.00%, 5/28/30(b)	44,000	45,419
Japan – 0.9%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	70,000	69,024
4.69%, 7/08/30	130,000	131,412
5.34%, 7/08/35	120,000	122,444
Kioxia Holdings Corp.,
6.25%, 7/24/30(b)	65,000	67,149
6.63%, 7/24/33(b)	14,000	14,619
Mitsubishi UFJ Financial Group, Inc.,
(1Y U.S. Treasury CMT + 0.83%), 2.34%, 1/19/28(i)	275,000	270,753
(1Y U.S. Treasury CMT + 1.95%), 5.02%, 7/20/28(i)	100,000	101,482
(1Y U.S. Treasury CMT + 0.82%), 5.26%, 4/17/30(i)	160,000	164,976
Mizuho Financial Group, Inc.,
(1Y U.S. Treasury CMT + 1.65%), 5.78%, 7/06/29(i)	100,000	103,913
(1Y U.S. Treasury CMT + 1.08%), 5.38%, 7/10/30(i)	190,000	196,664
(1Y U.S. Treasury CMT + 0.92%), 4.71%, 7/08/31(i)	200,000	202,436
Nissan Motor Co. Ltd.,
7.50%, 7/17/30(b)	26,000	27,299
7.75%, 7/17/32(b)	60,000	63,323
8.13%, 7/17/35(b)	95,000	101,453

Nomura Holdings, Inc., 5.84%, 1/18/28	100,000	103,128

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Japan (Continued)
Rakuten Group, Inc.,
11.25%, 2/15/27(b)	$13,000	$13,848
9.75%, 4/15/29(b)	132,000	147,887
Sumitomo Mitsui Financial Group, Inc.,
4.11%, 1/15/29	160,000	160,044
5.71%, 1/13/30	160,000	168,250
		2,230,104
Jersey, C.I. – 0.1%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(b)	115,000	102,642
Mexico – 0.1%
America Movil S.A.B. de C.V., 3.63%, 4/22/29	100,000	97,938
Borr IHC Ltd./Borr Finance LLC,
10.00%, 11/15/28(b)	20,488	21,024
10.38%, 11/15/30(b)	31,602	32,212
		151,174
Netherlands – 0.1%
ING Groep N.V., (SOFR Index + 1.23%), 5.07%, 3/25/31(i)	200,000	204,817
Nigeria – 0.0%(c)
IHS Holding Ltd.,
7.88%, 5/29/30(b)	26,000	26,766
8.25%, 11/29/31(b)	31,000	32,377
		59,143
Norway – 0.0%(c)
Seadrill Finance Ltd., 8.38%, 8/01/30(b)	29,000	30,380
South Africa – 0.0%(c)
Stillwater Mining Co., 4.50%, 11/16/29(b)	24,000	23,091
Spain – 0.6%
Banco Santander S.A.,
(1Y U.S. Treasury CMT + 0.95%), 5.37%, 7/15/28(i)	200,000	203,647
(1Y U.S. Treasury CMT + 1.45%), 5.54%, 3/14/30(i)	1,200,000	1,242,995

Grifols S.A., 4.75%, 10/15/28(b)	51,000	50,245
		1,496,887
Taiwan – 0.0%(c)
TSMC Arizona Corp., 4.13%, 4/22/29	50,000	50,285
	Par(a)	Value
Tanzania, United Republic of – 0.0%(c)
HTA Group Ltd., 7.50%, 6/04/29(b)	$43,000	$44,361
Turkey – 0.0%(c)
Eldorado Gold Corp., 6.25%, 9/01/29(b)	25,000	25,125
Sisecam UK PLC,
8.25%, 5/02/29(b)	30,000	30,903
8.63%, 5/02/32(b)	42,000	43,480
		99,508
United Kingdom – 1.4%
Barclays PLC,
(1Y U.S. Treasury CMT + 2.65%), 5.50%, 8/09/28(i)	130,000	132,735
(SOFR + 1.34%), 4.84%, 9/10/28(i)	200,000	202,318
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(i)	130,000	132,249
BAT Capital Corp.,
3.56%, 8/15/27	60,000	59,618
6.34%, 8/02/30	96,000	103,758
4.63%, 3/22/33	120,000	118,901
5.63%, 8/15/35	120,000	124,614
BAT International Finance PLC,
4.45%, 3/16/28	80,000	80,662
5.93%, 2/02/29	60,000	62,980

Belron UK Finance PLC, 5.75%, 10/15/29(b)	28,000	28,533
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 9/15/29(b)	42,000	44,577
Diageo Capital PLC, 5.50%, 1/24/33	260,000	273,007
Diageo Investment Corp., 5.13%, 8/15/30	30,000	31,052
HSBC Holdings PLC,
(SOFR + 1.06%), 5.60%, 5/17/28(i)	110,000	112,094
(SOFR + 3.35%), 7.39%, 11/03/28(i)	160,000	168,848
(SOFR + 1.97%), 6.16%, 3/09/29(i)	200,000	207,927
(3M CME Term SOFR + 1.80%), 4.58%, 6/19/29(i)	160,000	161,509
(SOFR + 1.29%), 5.29%, 11/19/30(i)	400,000	413,200
(SOFR + 1.29%), 5.13%, 3/03/31(i)	160,000	163,989
(SOFR + 1.19%), 4.62%, 11/06/31(i)	160,000	160,676

Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	99,000	103,189

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
United Kingdom (Continued)

Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(b)	$19,000	$18,821
Lloyds Banking Group PLC,
(1Y U.S. Treasury CMT + 0.85%), 5.09%, 11/26/28(i)	60,000	61,088
(1Y U.S. Treasury CMT + 0.82%), 4.43%, 11/04/31(i)	250,000	249,175

nVent Finance S.a.r.l., 4.55%, 4/15/28	40,000	40,190
RELX Capital, Inc., 4.75%, 3/27/30	60,000	61,111
Santander UK Group Holdings PLC,
(3M USD LIBOR + 1.40%), 3.82%, 11/03/28(i)	60,000	59,703
(SOFR + 2.60%), 6.53%, 1/10/29(i)	30,000	31,317

Zegona Finance PLC, 8.63%, 7/15/29(b)	71,000	74,851
		3,482,692
Zambia – 0.1%
First Quantum Minerals Ltd.,
9.38%, 3/01/29(b)	44,000	46,160
8.63%, 6/01/31(b)	73,000	76,683
8.00%, 3/01/33(b)	36,000	38,630
7.25%, 2/15/34(b)	14,000	14,708
		176,181
Total Foreign Issuer Bonds (Cost $12,673,096)		12,789,214

Mortgage-Backed Securities – 15.3%
Federal Home Loan Mortgage Corporation – 0.1%
Pool, 6.00%, 9/01/55	200,250	208,375
Federal National Mortgage Association – 0.5%
Pool,
3.00%, 10/01/37	33,548	32,220
4.50%, 1/01/49	6,548	6,510
3.50%, 6/01/50	454,489	426,489
2.50%, 11/01/50	58,282	49,992
5.00%, 1/01/55	198,281	199,919
5.50%, 9/01/55	581,985	594,216
		1,309,346
Government National Mortgage Association – 1.2%
Pool,
6.50%, 2/01/54(j)	75,000	77,553
2.00%, 2/01/55(j)	925,000	769,107
3.00%, 2/01/55(j)	425,000	383,669
	Par(a)	Value
Government National Mortgage Association (Continued)
Pool,
3.50%, 2/01/55(j)	$300,000	$274,785
4.00%, 2/01/55(j)	150,000	141,822
4.50%, 2/01/55(j)	225,000	219,683
5.00%, 2/01/55(j)	150,000	149,964
5.50%, 2/01/55(j)	375,000	379,096
6.00%, 2/01/55(j)	325,000	332,433
2.50%, 2/01/56(j)	300,000	259,805
		2,987,917
Government National Mortgage Association II – 0.1%
Pool,
2.50%, 12/20/46 - 1/20/51	136,411	116,965
5.00%, 2/20/55	116,080	116,192
		233,157
Uniform Mortgage-Backed Securities – 2.7%
Pool,
3.00%, 2/01/40 - 2/01/53(j)	875,000	782,821
4.00%, 2/01/40 - 2/01/53(j)	700,000	670,803
2.00%, 2/01/41 - 2/01/53(j)	2,275,000	1,890,128
2.50%, 2/01/41 - 2/01/53(j)	2,015,000	1,753,059
3.50%, 2/01/41 - 2/01/53(j)	150,000	139,837
5.00%, 2/01/53(j)	400,000	399,890
5.50%, 2/01/53(j)	75,000	76,043
4.50%, 2/01/54(j)	375,000	367,356
6.00%, 2/01/54(j)	425,000	435,191
6.50%, 2/01/54(j)	375,000	388,330
		6,903,458
Whole Loan – 10.7%
FHLMC STACR REMIC Trust,
Series 2020-HQA5, Class B1, (30D Average SOFR + 4.00%), 7.70%, 11/25/50(b)(k)	250,000	273,727
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 6.35%, 1/25/51(b)(k)	700,000	738,697
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 8.45%, 1/25/51(b)(k)	887,000	991,023
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.10%, 8/25/33(b)(k)	700,000	775,984
Series 2021-DNA2, Class B2, (30D Average SOFR + 6.00%), 9.70%, 8/25/33(b)(k)	150,000	187,407

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 7.20%, 10/25/33(b)(k)	$250,000	$281,845
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 6.75%, 1/25/34(b)(k)	784,414	833,829
Series 2021-DNA5, Class B2, (30D Average SOFR + 5.50%), 9.20%, 1/25/34(b)(k)	750,000	908,437
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 7.10%, 10/25/41(b)(k)	780,000	793,650
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 6.70%, 8/25/33(b)(k)	629,000	691,528
Series 2021-HQA2, Class B1, (30D Average SOFR + 3.15%), 6.85%, 12/25/33(b)(k)	400,000	446,652
Series 2021-HQA2, Class B2, (30D Average SOFR + 5.45%), 9.15%, 12/25/33(b)(k)	200,000	242,180
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 7.05%, 9/25/41(b)(k)	800,000	811,248
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 5.80%, 9/25/41(b)(k)	355,000	357,422
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 7.45%, 12/25/41(b)(k)	750,000	766,824
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 7.10%, 1/25/42(b)(k)	250,000	255,078
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 7.45%, 2/25/42(b)(k)	300,000	308,673
Series 2022-DNA3. Class M2, (30D Average SOFR + 4.35%), 8.05%, 4/25/42(b)(k)	521,000	541,707
Series 2022-DNA4, Class M2, (30D Average SOFR + 5.25%), 8.95%, 5/25/42(b)(k)	550,000	579,790
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 10.70%, 3/25/52(b)(k)	$500,000	$548,290
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 8.95%, 3/25/42(b)(k)	1,288,000	1,346,359
Series 2022-HQA2, Class M2, (30D Average SOFR + 6.00%), 9.70%, 7/25/42(b)(k)	485,000	519,134
Series 2023-HQA3, Class M2, (30D Average SOFR + 3.35%), 7.05%, 11/25/43(b)(k)	500,000	525,625
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 7.35%, 11/25/41(b)(k)	860,000	877,742
FNMA Connecticut Avenue Securities,
Series 2019-R06, Class 2B1, (30D Average SOFR + 3.86%), 7.56%, 9/25/39(b)(k)	705,581	716,835
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%), 7.06%, 1/25/40(b)(k)	100,870	102,819
Series 2020-R02, Class 2B1, (30D Average SOFR + 3.11%), 6.81%, 1/25/40(b)(k)	640,000	650,371
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 7.46%, 2/25/40(b)(k)	675,000	695,150
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 6.80%, 10/25/41(b)(k)	855,200	868,028
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 7.00%, 11/25/41(b)(k)	750,000	763,509
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%), 6.45%, 12/25/41(b)(k)	900,000	913,500
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 6.85%, 12/25/41(b)(k)	1,034,000	1,053,438

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 8.20%, 1/25/42(b)(k)	$1,886,000	$1,947,295
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 6.70%, 1/25/42(b)(k)	1,016,743	1,033,662
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 9.95%, 3/25/42(b)(k)	635,000	672,016
Series 2022-R04, Class 1B1, (30D Average SOFR + 5.25%), 8.95%, 3/25/42(b)(k)	250,000	261,847
Series 2022-R05, Class 2B2, (30D Average SOFR + 7.00%), 10.70%, 4/25/42(b)(k)	312,638	333,213
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 6.70%, 4/25/42(b)(k)	540,000	551,788
Series 2022-R06, Class 1B1, (30D Average SOFR + 6.35%), 10.05%, 5/25/42(b)(k)	290,000	308,811
Series 2022-R07, Class 1B1, (30D Average SOFR + 6.80%), 10.50%, 6/25/42(b)(k)	500,000	537,500
Series 2022-R08, Class 1B1, (30D Average SOFR + 5.60%), 9.30%, 7/25/42(b)(k)	235,000	249,836
Series 2023-R01, Class 1M2, (30D Average SOFR + 3.75%), 7.45%, 12/25/42(b)(k)	440,000	459,936
Series 2024-R02, Class 1B1, (30D Average SOFR + 2.50%), 6.20%, 2/25/44(b)(k)	345,000	353,273
Series 2024-R06, Class 1B1, (30D Average SOFR + 2.05%), 5.75%, 9/25/44(b)(k)	250,000	250,937
		27,326,615
Total Mortgage-Backed Securities (Cost $38,845,927)		38,968,868

	Number of Shares	Value
Preferred Stocks – 1.2%
Specialty Finance – 1.2%
Adamas Trust, Inc., (3M USD LIBOR + 6.43%), 11.28%(k)	2,103	$53,332
Adamas Trust, Inc. (NASDAQ Exchange), (SOFR + 6.13%), 6.88%(k)	21,682	502,372
AGNC Investment Corp., (3M CME Term SOFR + 4.96%), 8.62%(k)	23,314	585,648
AGNC Investment Corp. (NASDAQ Exchange), (3M CME Term SOFR + 5.25%), 8.92%(k)	3,228	82,249
MFA Financial, Inc., (3M CME Term SOFR + 5.61%), 9.27%(k)	31,438	729,362
Redwood Trust, Inc., (5Y U.S. Treasury CMT + 6.28%), 10.00%(k)	7,133	176,185
Rithm Capital Corp., (3M CME Term SOFR + 5.90%), 9.75%(k)	5,335	134,122
Rithm Capital Corp. (New York Exchange), (3M CME Term SOFR + 5.23%), 9.08%(k)	28,302	693,682
Total Preferred Stocks (Cost $2,641,822)		2,956,952

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Akero Therapeutics, Inc. CVR(f)(l)*	23,378	15,401
Albireo Pharma, Inc. CVR(f)(l)*	21,904	62,153
Concert Pharmaceuticals, Inc. CVR(f)(l)*	97,290	47,468
Metsera, Inc. CVR(f)(l)*	12,220	61,111
		186,133
Forestry, Paper & Wood Products – 0.0%(c)
Resolute Forest Products, Inc. CVR(f)(l)*	44,100	65,140
Medical Equipment & Devices – 0.0%(c)
ABIOMED, Inc. CVR(f)(l)*	8,954	14,326
Total Rights (Cost $—)		265,599

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value

Warrants – 0.0%(c)
Retail - Discretionary – 0.0%(c)
GameStop Corp.*	383	$1,495
Total Warrants (Cost $—)		1,495

	Par(a)/Number of Shares
Short-Term Investments – 10.3%
Convertible Bonds – 2.3%
Affirm Holdings, Inc., 0.00%, 11/15/26(g)	$325,000	313,625
Cable One, Inc., 0.00%, 3/15/26(g)	472,000	463,740
CenterPoint Energy, Inc., 4.25%, 8/15/26(d)	623,000	694,645
Dayforce, Inc., 0.25%, 3/15/26(d)	331,000	329,014
Duke Energy Corp., 4.13%, 4/15/26(d)	673,000	698,910
Enphase Energy, Inc., 0.00%, 3/01/26(g)	252,000	251,055
Haemonetics Corp., 0.00%, 3/01/26(g)	390,000	388,050
Jamf Holding Corp., 0.13%, 9/01/26	79,000	78,408
Mitek Systems, Inc., 0.75%, 2/01/26	141,000	140,859
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	238,000	231,260
Peloton Interactive, Inc., 0.00%, 2/15/26(g)	126,000	125,685
PennyMac Corp., 5.50%, 3/15/26(d)	741,000	736,183
Summit Hotel Properties, Inc., 1.50%, 2/15/26(d)	1,156,000	1,147,908
Ziff Davis, Inc., 1.75%, 11/01/26	417,000	406,575
		6,005,917
Corporate Bonds – 0.7%
Ares Capital Corp., 2.15%, 7/15/26	48,000	47,545
AT&T, Inc., 1.70%, 3/25/26	373,000	371,870
AutoZone, Inc., 5.05%, 7/15/26	120,000	120,570
Black Hills Corp., 3.15%, 1/15/27	20,000	19,832
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(b)	17,000	16,941
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
Cardinal Health, Inc., 4.70%, 11/15/26	$70,000	$70,444
Charles Schwab (The) Corp.,
1.15%, 5/13/26	50,000	49,645
5.88%, 8/24/26	75,000	75,754

DISH DBS Corp., 5.25%, 12/01/26(b)	27,000	26,240
Duke Energy Corp., 2.65%, 9/01/26	100,000	99,287
Equinix, Inc., 1.45%, 5/15/26	70,000	69,491
FS KKR Capital Corp., 2.63%, 1/15/27	235,000	229,519
Golub Capital BDC, Inc., 2.50%, 8/24/26	10,000	9,886
Hyatt Hotels Corp., 5.75%, 1/30/27	30,000	30,466
Jabil, Inc., 1.70%, 4/15/26	65,000	64,700
Kinder Morgan, Inc., 1.75%, 11/15/26	60,000	58,997
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(b)	9,000	9,102
Oracle Corp., 1.65%, 3/25/26	180,000	179,363
PPG Industries, Inc., 1.20%, 3/15/26	165,000	164,461
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	19,953
Simon Property Group L.P., 1.38%, 1/15/27	10,000	9,781
WEC Energy Group, Inc., 5.60%, 9/12/26	7,000	7,061
		1,750,908
Foreign Issuer Bonds – 0.0%
Bank of Nova Scotia (The), 1.35%, 6/24/26	44,000	43,580
Money Market Fund – 7.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.54%(m)	18,299,792	18,299,792
U.S. Treasury Bills – 0.1%
U.S. Treasury Bill, 3.52%, 4/28/26(n)	200,000	198,322
Total Short-Term Investments (Cost $26,223,086)		26,298,519

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(c)
Call Options - Exchange Traded – 0.0%(c)
Amicus Therapeutics, Inc.,
Strike Price USD 14.00, Expires 2/20/26	221	315,809	$9,945
Strike Price USD 15.00, Expires 2/20/26	175	250,075	875
Kenvue, Inc.,
Strike Price USD 19.00, Expires 3/20/26	56	97,440	1,064
Strike Price USD 20.00, Expires 3/20/26	56	97,440	224
			12,108
Put Options - Exchange Traded – 0.0%(c)
Confluent, Inc., Class A, Strike Price USD 30.00, Expires 3/20/26	74	225,996	1,186
Hillenbrand, Inc., Strike Price USD 25.00, Expires 4/17/26	267	851,997	1,335
Hologic, Inc., Strike Price USD 72.50, Expires 3/20/26	50	374,650	1,000
Kenvue, Inc., Strike Price USD 16.00, Expires 5/15/26	74	128,760	4,263
RAPT Therapeutics, Inc.,
Strike Price USD 45.00, Expires 3/20/26	2	11,536	15
Strike Price USD 50.00, Expires 3/20/26	1	5,768	10
Warner Bros. Discovery, Inc., Strike Price USD 27.00, Expires 3/20/26	890	2,451,060	80,990
			88,799
Total Purchased Options (Premiums Paid $108,790)			100,907
Total Long Positions – 104.0% (Cost $251,014,859)			265,056,620

	Number of Shares	Value
Short Positions – (16.6)%(o)
Common Stocks – (16.6)%
Aerospace & Defense – (0.0)%(c)
Joby Aviation, Inc.	(3,500)	(36,995)
Asset Management – (1.7)%
Affiliated Managers Group, Inc.	(3,802)	(1,190,368)
Apollo Global Management, Inc.	(5,017)	(674,987)
Ares Management Corp., Class A	(4,464)	(668,127)
	Number of Shares	Value
Asset Management (Continued)
IREN Ltd. (Australia)	(6,012)	$(323,085)
KKR & Co., Inc.	(3,915)	(447,328)
Terawulf, Inc.	(46,116)	(616,571)
WisdomTree, Inc.	(20,600)	(333,720)
(4,254,186)
Banking – (1.4)%
Fifth Third Bancorp	(51,556)	(2,589,142)
Huntington Bancshares, Inc.	(53,343)	(932,436)
(3,521,578)
Biotechnology & Pharmaceuticals – (1.4)%
Arrowhead Pharmaceuticals, Inc.	(385)	(26,692)
Ascendis Pharma A/S ADR (Denmark)	(1,752)	(396,127)
Bridgebio Pharma, Inc.	(4,916)	(379,859)
Celcuity, Inc.	(1,162)	(127,146)
Cogent Biosciences, Inc.	(483)	(17,345)
Collegium Pharmaceutical, Inc.	(17,604)	(808,376)
Ionis Pharmaceuticals, Inc.	(3,499)	(289,262)
Jazz Pharmaceuticals PLC	(4,958)	(815,542)
Mirum Pharmaceuticals, Inc.	(4,628)	(477,702)
Pacira BioSciences, Inc.	(8,324)	(170,975)
(3,509,026)
Cable & Satellite – (0.1)%
Sirius XM Holdings, Inc.	(12,978)	(264,102)
Chemicals – (0.7)%
Albemarle Corp.	(10,037)	(1,712,613)
Commercial Support Services – (0.3)%
Alarm.com Holdings, Inc.	(2,774)	(135,315)
CSG Systems International, Inc.	(6,997)	(558,011)
(693,326)
E-Commerce Discretionary – (0.3)%
Wayfair, Inc., Class A	(6,213)	(642,983)
Electric Utilities – (0.4)%
CenterPoint Energy, Inc.	(11,620)	(461,198)
Duke Energy Corp.	(3,079)	(373,636)
PG&E Corp.	(12,135)	(187,122)
Southern (The) Co.	(690)	(61,624)
(1,083,580)
Electrical Equipment – (0.4)%
Bloom Energy Corp., Class A	(1,259)	(190,575)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electrical Equipment (Continued)
BWX Technologies, Inc.	(361)	$(74,160)
OSI Systems, Inc.	(2,528)	(632,354)
(897,089)
Entertainment Content – (0.6)%
Sphere Entertainment Co.	(15,669)	(1,496,546)
Health Care Facilities & Services – (0.1)%
BrightSpring Health Services, Inc.	(7,745)	(304,146)
Oscar Health, Inc., Class A	(4,111)	(58,993)
(363,139)
Household Products – (0.1)%
Oddity Tech Ltd., Class A (Israel)	(1,081)	(35,500)
Spectrum Brands Holdings, Inc.	(1,493)	(95,119)
(130,619)
Internet Media & Services – (0.0)%(c)
Snap, Inc., Class A	(16,843)	(116,722)
Ziff Davis, Inc.	(116)	(4,434)
(121,156)
IT Services – (0.0)%(c)
Parsons Corp.	(1,483)	(103,899)
Leisure Facilities & Services – (0.6)%
Cheesecake Factory (The), Inc.	(6,753)	(391,404)
DraftKings, Inc., Class A	(960)	(26,409)
Live Nation Entertainment, Inc.	(6,762)	(983,533)
Norwegian Cruise Line Holdings Ltd.	(7,632)	(167,599)
(1,568,945)
Medical Equipment & Devices – (0.9)%
Boston Scientific Corp.	(6,769)	(633,105)
Bruker Corp.	(5,840)	(258,654)
CONMED Corp.	(329)	(12,630)
Dexcom, Inc.	(337)	(24,614)
Enovis Corp.	(3,907)	(86,110)
Exact Sciences Corp.	(4,053)	(414,784)
Guardant Health, Inc.	(282)	(32,159)
Haemonetics Corp.	(2,089)	(139,253)
Integer Holdings Corp.	(1,389)	(120,649)
LeMaitre Vascular, Inc.	(1,918)	(162,972)
Omnicell, Inc.	(8,778)	(425,733)
Tempus AI, Inc.	(1,450)	(86,739)
(2,397,402)
	Number of Shares	Value
Metals & Mining – (1.6)%
Centrus Energy Corp., Class A	(2,571)	$(715,458)
Century Aluminum Co.	(19,586)	(887,833)
Equinox Gold Corp. (Canada)	(96,379)	(1,378,220)
Fortuna Mining Corp. (Canada)	(57,362)	(561,000)
Peabody Energy Corp.	(15,548)	(548,223)
(4,090,734)
Real Estate Investment Trusts – (0.1)%
Pebblebrook Hotel Trust	(15,084)	(172,259)
Real Estate Services – (0.0)%(c)
Compass, Inc., Class A	(6,682)	(83,659)
Renewable Energy – (0.4)%
Array Technologies, Inc.	(13,104)	(148,403)
Canadian Solar, Inc. (Canada)	(11,320)	(216,495)
Eos Energy Enterprises, Inc.	(11,584)	(169,590)
Plug Power, Inc.	(37,641)	(79,611)
SolarEdge Technologies, Inc.	(4,714)	(145,898)
Sunrun, Inc.	(16,532)	(314,108)
T1 Energy, Inc. (Norway)	(9,133)	(76,078)
(1,150,183)
Retail - Consumer Staples – (0.0)%(c)
Hims & Hers Health, Inc.	(1,535)	(41,583)
Retail - Discretionary – (0.1)%
GameStop Corp., Class A	(9,563)	(228,364)
Semiconductors – (0.4)%
Cohu, Inc.	(2,191)	(62,531)
MKS, Inc.	(3,224)	(758,962)
ON Semiconductor Corp.	(3,121)	(186,917)
(1,008,410)
Software – (2.2)%
Alignment Healthcare, Inc.	(13,550)	(305,281)
Check Point Software Technologies Ltd. (Israel)	(802)	(143,967)
Commvault Systems, Inc.	(674)	(57,762)
DigitalOcean Holdings, Inc.	(6,760)	(373,490)
Evolent Health, Inc., Class A	(4,638)	(14,888)
Five9, Inc.	(625)	(11,037)
Nebius Group N.V. (Netherlands)	(1,889)	(160,924)
Pagaya Technologies Ltd., Class A	(23,616)	(457,914)
Palo Alto Networks, Inc.	(18,642)	(3,299,075)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software (Continued)
Planet Labs PBC	(11,853)	$(295,969)
Progress Software Corp.	(4,343)	(177,716)
Rapid7, Inc.	(1,043)	(12,433)
Strategy, Inc.	(518)	(77,550)
Unity Software, Inc.	(6,320)	(183,912)
Wix.com Ltd. (Israel)	(1,476)	(128,176)
(5,700,094)
Specialty Finance – (0.3)%
Block, Inc.	(64)	(3,867)
EZCORP, Inc., Class A	(20,268)	(434,749)
Shift4 Payments, Inc., Class A	(4,248)	(250,802)
(689,418)
Technology Hardware – (1.4)%
ADTRAN Holdings, Inc.	(9,629)	(88,780)
Applied Optoelectronics, Inc.	(6,369)	(277,752)
Hewlett Packard Enterprise Co.	(24,306)	(523,065)
NCR Voyix Corp.	(16,510)	(163,779)
Super Micro Computer, Inc.	(2,957)	(86,078)
Western Digital Corp.	(9,781)	(2,447,500)
(3,586,954)
Telecommunications – (0.2)%
AST SpaceMobile, Inc.	(3,374)	(375,222)
BlackSky Technology, Inc.	(2,766)	(61,046)
(436,268)
	Number of Shares	Value
Transportation & Logistics – (0.8)%
Union Pacific Corp.	(8,548)	$(2,009,635)
Transportation Equipment – (0.1)%
Greenbrier (The) Cos., Inc.	(5,333)	(268,890)
Total Common Stocks (Proceeds $32,764,546)		(42,263,635)

Rights – 0.0%(c)
Biotechnology & Pharmaceuticals — 0.0%(c)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(f)	(52)	—
Ligand Pharmaceuticals, Inc. CVR(f)	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (16.6)% (Proceeds $32,764,546)		(42,263,635)
Total Written Options – (0.0)%(c) (Premiums Received $2,421)		(2,421)
Other Assets less Liabilities – 12.6%(p)		32,239,330
NET ASSETS – 100.0%		$255,029,894
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total value of $57,611,266 or 22.59% of net assets.

(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Security represents underlying investment on open options contracts.
(f)	Investment is valued using significant unobservable inputs (Level 3).
(g)	Zero coupon bond.
(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2026 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2026.
(k)	Variable or floating rate security. Rate as of January 31, 2026 is disclosed.
(l)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At January 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $265,599 or 0.10% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
ABIOMED, Inc. CVR	12/23/2022	$—
Akero Therapeutics, Inc. CVR	12/10/2025	—
Albireo Pharma, Inc. CVR	3/03/2023	—

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR	3/07/2023	$—
Metsera, Inc. CVR	11/14/2025	—
Resolute Forest Products, Inc. CVR	3/01/2023	—

(m)	7-day current yield as of January 31, 2026 is disclosed.
(n)	Discount rate at the time of purchase.
(o)	Securities sold short are not owned by the Fund.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value Right
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
N.A.	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar

Futures Contracts outstanding at January 31, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	6	3/06/2026	EUR	911,558	$1,287
Ultra 10-Year U.S. Treasury Note	52	3/20/2026	USD	5,936,125	(80,424)
Long Gilt	3	3/27/2026	GBP	372,944	(1,886)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at January 31, 2026: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	205	3/31/2026	USD	42,740,898	$(67,484)
5-Year U.S. Treasury Note	73	3/31/2026	USD	7,951,867	(57,508)
Total Long Contracts					$(206,015)
Short Contracts
10-Year Canadian Government Bond	(15)	3/20/2026	CAD	1,333,823	$(861)
10-Year U.S. Treasury Note	(117)	3/20/2026	USD	13,083,891	61,073
U.S. Treasury Long Bond	(30)	3/20/2026	USD	3,453,750	34,248
Ultra U.S. Treasury Bond	(5)	3/20/2026	USD	587,187	17,373
Total Short Contracts					$111,833
					$(94,182)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

3/18/26	South African Rand	11,013,500	U.S. Dollars	644,439	Citibank	$35,017
3/18/26	New Zealand Dollars	1,049,000	U.S. Dollars	608,836	Bank of America	23,857
3/18/26	Chilean Pesos	380,812,350	U.S. Dollars	411,987	Morgan Stanley	23,679
3/16/26	British Pounds	1,007,500	U.S. Dollars	1,356,297	Northern Trust	22,238
3/18/26	Swedish Krona	5,729,400	Euro	527,999	Societe Generale	17,488
3/18/26	Brazilian Reals	2,065,700	U.S. Dollars	371,520	Goldman Sachs	16,864
3/18/26	Mexican Pesos	8,662,000	U.S. Dollars	477,340	Morgan Stanley	16,219
3/18/26	Euro	730,700	U.S. Dollars	854,799	Citibank	13,242
3/18/26	New Zealand Dollars	434,000	U.S. Dollars	250,667	Morgan Stanley	11,096
3/18/26	New Zealand Dollars	396,634	U.S. Dollars	229,573	Barclays	9,654
3/18/26	South African Rand	3,538,000	U.S. Dollars	209,545	Barclays	8,725
3/18/26	Canadian Dollars	858,600	U.S. Dollars	623,455	Morgan Stanley	8,295
3/18/26	Australian Dollars	583,760	U.S. Dollars	398,457	Morgan Stanley	7,997
3/18/26	British Pounds	250,000	U.S. Dollars	334,430	Bank of America	7,637
3/18/26	Australian Dollars	666,240	U.S. Dollars	456,398	JPMorgan Chase	7,483
3/18/26	Canadian Dollars	684,000	U.S. Dollars	496,506	JPMorgan Chase	6,775

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/18/26	Canadian Dollars	1,165,500	U.S. Dollars	851,534	Citibank	$6,030
3/18/26	Swiss Francs	258,000	Euro	277,895	Barclays	5,291
3/18/26	British Pounds	152,000	U.S. Dollars	202,902	Morgan Stanley	5,075
3/18/26	Colombian Pesos	406,086,700	U.S. Dollars	103,799	Bank of America	5,050
3/18/26	Norwegian Krone	1,859,000	Euro	158,309	Goldman Sachs	4,926
3/18/26	Euro	248,000	U.S. Dollars	289,936	JPMorgan Chase	4,678
3/18/26	British Pounds	202,000	U.S. Dollars	271,720	Barclays	4,670
3/18/26	Chilean Pesos	75,474,000	U.S. Dollars	81,744	Citibank	4,602
3/18/26	New Zealand Dollars	172,900	U.S. Dollars	99,821	Citibank	4,462
3/18/26	Singapore Dollars	343,050	U.S. Dollars	266,453	Societe Generale	4,083
3/18/26	New Zealand Dollars	181,367	U.S. Dollars	105,329	Goldman Sachs	4,061
3/18/26	British Pounds	106,000	U.S. Dollars	141,289	Societe Generale	3,748
3/18/26	Australian Dollars	113,000	U.S. Dollars	75,069	Bank of America	3,610
3/18/26	Swiss Francs	197,000	Euro	212,613	JPMorgan Chase	3,538
3/18/26	Colombian Pesos	936,427,000	U.S. Dollars	247,479	Goldman Sachs	3,524
3/18/26	Swedish Krona	3,054,848	Euro	286,513	Morgan Stanley	3,396
3/18/26	Mexican Pesos	1,899,000	U.S. Dollars	104,928	Goldman Sachs	3,276
3/18/26	South African Rand	946,000	U.S. Dollars	55,199	Morgan Stanley	3,163
3/18/26	Thai Baht	8,497,720	U.S. Dollars	268,077	Goldman Sachs	2,817
3/18/26	Euro	221,000	U.S. Dollars	259,823	Societe Generale	2,717
3/18/26	U.S. Dollars	225,957	Euro	188,000	Morgan Stanley	2,621
3/18/26	Hungarian Forints	69,026,750	Euro	178,167	JPMorgan Chase	2,177
3/25/26	Indonesian Rupiahs	3,473,254,000	U.S. Dollars	204,670	Societe Generale	2,120
3/18/26	British Pounds	97,000	U.S. Dollars	130,860	Goldman Sachs	1,862
3/18/26	Hungarian Forints	107,658,000	Euro	279,236	Morgan Stanley	1,782
3/18/26	Korean Won	243,868,000	U.S. Dollars	166,606	JPMorgan Chase	1,754
3/18/26	British Pounds	71,000	U.S. Dollars	95,686	Citibank	1,461
3/18/26	Korean Won	195,274,000	U.S. Dollars	133,428	Citibank	1,384
3/18/26	Swedish Krona	400,000	U.S. Dollars	43,723	Barclays	1,289
3/18/26	U.S. Dollars	414,492	Singapore Dollars	524,000	Morgan Stanley	1,256
3/18/26	U.S. Dollars	152,787	Indian Rupees	13,949,000	Bank of America	1,238
3/18/26	U.S. Dollars	69,363	South African Rand	1,105,000	Barclays	1,192
3/18/26	Brazilian Reals	276,000	U.S. Dollars	50,704	Deutsche Bank	1,188
3/18/26	Swedish Krona	464,000	Euro	42,986	Goldman Sachs	1,149
3/18/26	U.S. Dollars	109,274	Mexican Pesos	1,898,000	Morgan Stanley	1,126

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/18/26	Canadian Dollars	183,000	U.S. Dollars	133,538	Barclays	$1,112
3/18/26	Euro	348,829	Czech Koruna	8,485,000	Barclays	962
3/18/26	U.S. Dollars	82,204	Japanese Yen	12,528,000	JPMorgan Chase	943
3/18/26	U.S. Dollars	193,530	Thai Baht	6,042,000	Barclays	920
3/18/26	Hungarian Forints	20,254,000	Euro	52,069	Goldman Sachs	887
3/18/26	Mexican Pesos	380,000	U.S. Dollars	20,952	Barclays	700
3/18/26	U.S. Dollars	329,162	Thai Baht	10,304,000	Goldman Sachs	686
3/18/26	U.S. Dollars	66,960	Thai Baht	2,080,000	Citibank	653
3/18/26	Mexican Pesos	345,000	U.S. Dollars	19,008	JPMorgan Chase	650
3/18/26	Swedish Krona	411,152	Euro	38,492	JPMorgan Chase	540
3/18/26	Euro	21,000	U.S. Dollars	24,454	Barclays	493
3/18/26	Japanese Yen	8,850,000	U.S. Dollars	57,046	JPMorgan Chase	358
3/18/26	U.S. Dollars	72,471	Japanese Yen	11,120,000	Morgan Stanley	343
3/25/26	U.S. Dollars	63,735	Indonesian Rupiahs	1,064,821,000	Societe Generale	338
3/18/26	Euro	88,294	Czech Koruna	2,146,000	JPMorgan Chase	325
3/25/26	Indonesian Rupiahs	845,175,000	U.S. Dollars	50,008	Morgan Stanley	312
3/18/26	U.S. Dollars	56,683	Hong Kong Dollars	440,000	JPMorgan Chase	273
3/18/26	Euro	49,356	Czech Koruna	1,198,000	Deutsche Bank	260
3/18/26	Polish Zloty	246,000	Euro	58,066	Morgan Stanley	251
3/18/26	U.S. Dollars	77,474	Australian Dollars	111,000	JPMorgan Chase	189
3/18/26	Euro	61,986	Polish Zloty	261,000	Citibank	184
3/18/26	U.S. Dollars	69,037	Euro	58,000	Barclays	135
3/18/26	Euro	69,992	Polish Zloty	295,000	Bank of America	126
3/18/26	Philippine Pesos	6,517,000	U.S. Dollars	110,317	Bank of America	119
3/18/26	U.S. Dollars	87,364	Taiwan Dollars	2,761,750	Goldman Sachs	118
3/18/26	Polish Zloty	386,000	Euro	91,369	Goldman Sachs	89
3/25/26	U.S. Dollars	14,552	Indonesian Rupiahs	243,706,913	Goldman Sachs	42
3/18/26	Euro	58,197	Swedish Krona	614,000	Goldman Sachs	42
3/18/26	U.S. Dollars	106,834	Thai Baht	3,350,000	JPMorgan Chase	41
3/18/26	Philippine Pesos	4,432,000	U.S. Dollars	75,074	Barclays	30
Total Unrealized Appreciation						$354,703

3/18/26	Euro	80,676	Czech Koruna	1,967,000	Morgan Stanley	$(3)
3/18/26	Swedish Krona	648,900	Euro	61,470	Goldman Sachs	(3)
3/18/26	U.S. Dollars	7,330	Canadian Dollars	10,000	Barclays	(28)
3/25/26	Indonesian Rupiahs	1,784,286,000	U.S. Dollars	106,264	Deutsche Bank	(32)
3/18/26	Euro	44,733	Polish Zloty	189,000	Barclays	(49)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/18/26	Taiwan Dollars	1,919,000	U.S. Dollars	60,686	Bank of America	$(64)
3/18/26	Swedish Krona	1,287,000	Euro	121,973	Morgan Stanley	(72)
3/18/26	Euro	53,699	Czech Koruna	1,311,000	Barclays	(86)
3/18/26	Colombian Pesos	428,068,000	U.S. Dollars	114,856	Goldman Sachs	(115)
3/18/26	Korean Won	82,073,000	U.S. Dollars	56,786	Bank of America	(125)
3/18/26	U.S. Dollars	7,226	Canadian Dollars	10,000	Citibank	(132)
3/18/26	Japanese Yen	8,499,000	U.S. Dollars	55,293	JPMorgan Chase	(166)
3/18/26	Japanese Yen	22,546,000	U.S. Dollars	146,418	Bank of America	(178)
3/18/26	U.S. Dollars	72,932	Philippine Pesos	4,315,000	JPMorgan Chase	(190)
3/18/26	Euro	29,000	U.S. Dollars	34,647	Societe Generale	(197)
3/18/26	U.S. Dollars	67,258	Philippine Pesos	3,981,000	Barclays	(204)
3/18/26	Philippine Pesos	3,522,000	U.S. Dollars	59,901	JPMorgan Chase	(218)
3/18/26	Euro	5,395	Norwegian Krone	64,000	Deutsche Bank	(236)
3/18/26	U.S. Dollars	231,168	Thai Baht	7,260,000	JPMorgan Chase	(269)
3/18/26	British Pounds	128,000	U.S. Dollars	175,426	JPMorgan Chase	(287)
3/18/26	U.S. Dollars	75,642	New Zealand Dollars	126,000	Barclays	(354)
3/18/26	Canadian Dollars	141,960	U.S. Dollars	104,818	Goldman Sachs	(365)
3/25/26	U.S. Dollars	58,957	Indonesian Rupiahs	996,426,000	Goldman Sachs	(369)
3/18/26	Philippine Pesos	5,927,000	U.S. Dollars	100,816	Bank of America	(378)
3/18/26	Euro	121,379	Norwegian Krone	1,393,000	Goldman Sachs	(420)
3/18/26	U.S. Dollars	59,062	Canadian Dollars	81,000	Societe Generale	(537)
3/18/26	U.S. Dollars	60,266	Philippine Pesos	3,589,000	Societe Generale	(553)
3/18/26	Euro	91,000	U.S. Dollars	108,726	Morgan Stanley	(622)
3/18/26	Indian Rupees	10,012,000	U.S. Dollars	109,463	Citibank	(687)
3/18/26	U.S. Dollars	108,298	Japanese Yen	16,821,750	JPMorgan Chase	(813)
3/18/26	U.S. Dollars	51,072	Korean Won	75,176,000	Deutsche Bank	(828)
3/18/26	Czech Koruna	7,511,180	Euro	308,800	Societe Generale	(858)
3/18/26	Brazilian Reals	369,000	U.S. Dollars	70,246	Societe Generale	(868)
3/18/26	U.S. Dollars	38,125	Swiss Francs	30,000	Societe Generale	(877)
3/18/26	Taiwan Dollars	2,014,000	U.S. Dollars	64,564	Barclays	(940)
3/18/26	U.S. Dollars	19,934	Australian Dollars	30,000	Morgan Stanley	(954)
3/18/26	U.S. Dollars	100,721	Singapore Dollars	129,000	JPMorgan Chase	(1,011)
3/18/26	U.S. Dollars	105,450	Singapore Dollars	135,000	Bank of America	(1,014)
3/18/26	U.S. Dollars	66,348	South African Rand	1,092,000	Deutsche Bank	(1,021)
3/18/26	U.S. Dollars	116,052	Philippine Pesos	6,910,000	Bank of America	(1,044)
3/18/26	U.S. Dollars	60,464	British Pounds	45,000	Morgan Stanley	(1,108)
3/18/26	U.S. Dollars	68,048	Korean Won	100,251,000	Societe Generale	(1,163)
3/18/26	U.S. Dollars	68,862	Korean Won	101,489,000	Citibank	(1,203)
3/18/26	U.S. Dollars	167,369	Euro	142,000	Societe Generale	(1,321)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/18/26	U.S. Dollars	152,388	Philippine Pesos	9,072,390	Goldman Sachs	$(1,352)
3/18/26	U.S. Dollars	65,688	Korean Won	97,113,000	Bank of America	(1,356)
3/18/26	Korean Won	269,725,000	U.S. Dollars	187,569	Citibank	(1,359)
3/18/26	U.S. Dollars	113,471	South African Rand	1,864,000	JPMorgan Chase	(1,524)
3/18/26	U.S. Dollars	71,475	Japanese Yen	11,262,000	Goldman Sachs	(1,574)
3/18/26	Euro	45,844	Norwegian Krone	540,000	Morgan Stanley	(1,598)
3/18/26	Euro	411,222	Swiss Francs	377,000	Morgan Stanley	(1,612)
3/18/26	U.S. Dollars	59,219	New Zealand Dollars	101,000	Bank of America	(1,699)
3/18/26	U.S. Dollars	111,839	British Pounds	83,000	Bank of America	(1,727)
3/18/26	Indian Rupees	11,539,000	U.S. Dollars	127,193	Bank of America	(1,828)
3/18/26	Euro	48,578	Norwegian Krone	575,000	JPMorgan Chase	(1,984)
3/18/26	Euro	118,056	Hungarian Forints	45,965,000	Royal Bank Of Canada	(2,146)
3/18/26	Taiwan Dollars	4,521,950	U.S. Dollars	145,102	Goldman Sachs	(2,250)
3/18/26	U.S. Dollars	53,741	Chilean Pesos	49,039,000	Citibank	(2,361)
3/18/26	Euro	120,954	Hungarian Forints	47,147,000	Bank of America	(2,364)
3/18/26	Euro	125,917	Swiss Francs	117,000	Barclays	(2,524)
3/18/26	U.S. Dollars	51,211	Brazilian Reals	286,000	Goldman Sachs	(2,561)
3/18/26	U.S. Dollars	63,601	Brazilian Reals	352,000	Societe Generale	(2,580)
3/18/26	Canadian Dollars	671,000	U.S. Dollars	496,321	Morgan Stanley	(2,605)
3/18/26	Euro	104,849	Hungarian Forints	41,094,930	Morgan Stanley	(2,748)
3/18/26	Euro	100,356	Swedish Krona	1,085,000	Barclays	(2,877)
3/18/26	U.S. Dollars	55,521	Brazilian Reals	311,000	Barclays	(2,952)
3/18/26	U.S. Dollars	303,977	Euro	259,000	JPMorgan Chase	(3,703)
3/18/26	U.S. Dollars	101,804	Australian Dollars	151,700	Citibank	(3,820)
3/18/26	Euro	132,478	Swedish Krona	1,432,578	Citibank	(3,830)
3/18/26	U.S. Dollars	78,479	Colombian Pesos	307,088,000	Bank of America	(3,834)
3/18/26	U.S. Dollars	196,276	Canadian Dollars	272,000	Morgan Stanley	(3,859)
3/18/26	Indian Rupees	29,117,000	U.S. Dollars	320,270	Goldman Sachs	(3,927)
3/18/26	U.S. Dollars	436,077	Singapore Dollars	558,000	Morgan Stanley	(3,972)
3/18/26	Euro	203,689	Swiss Francs	189,700	Societe Generale	(4,649)
3/18/26	Euro	307,287	Hungarian Forints	119,350,000	Barclays	(4,679)
3/18/26	U.S. Dollars	276,869	British Pounds	206,000	JPMorgan Chase	(4,995)
3/18/26	Indian Rupees	36,064,350	U.S. Dollars	397,465	JPMorgan Chase	(5,643)
3/18/26	U.S. Dollars	281,608	British Pounds	210,000	Barclays	(5,728)
3/18/26	U.S. Dollars	121,754	Australian Dollars	184,000	JPMorgan Chase	(6,359)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/18/26	Euro	792,408	Polish Zloty	3,367,650	Morgan Stanley	$(6,408)
3/18/26	Euro	447,738	Swedish Krona	4,789,000	Morgan Stanley	(7,013)
3/18/26	U.S. Dollars	746,101	Euro	634,000	Deutsche Bank	(7,065)
3/18/26	U.S. Dollars	837,125	Euro	711,000	Morgan Stanley	(7,514)
3/18/26	U.S. Dollars	224,368	Colombian Pesos	865,711,000	Goldman Sachs	(7,679)
3/18/26	Euro	491,662	Swiss Francs	455,500	JPMorgan Chase	(8,107)
3/18/26	U.S. Dollars	838,976	Canadian Dollars	1,152,000	JPMorgan Chase	(8,653)
3/18/26	U.S. Dollars	221,811	Australian Dollars	332,500	Bank of America	(9,698)
3/18/26	U.S. Dollars	373,729	British Pounds	280,470	Societe Generale	(10,029)
3/18/26	U.S. Dollars	254,887	Australian Dollars	380,800	Goldman Sachs	(10,252)
3/18/26	Euro	301,430	Swedish Krona	3,274,422	Goldman Sachs	(10,385)
3/18/26	U.S. Dollars	662,622	British Pounds	492,000	Citibank	(10,565)
3/18/26	U.S. Dollars	400,785	New Zealand Dollars	688,790	Morgan Stanley	(14,653)
3/18/26	U.S. Dollars	330,038	Mexican Pesos	6,060,750	Societe Generale	(15,302)
3/16/26	U.S. Dollars	998,665	Euro	853,900	Northern Trust	(15,622)
3/16/26	U.S. Dollars	1,340,779	British Pounds	1,007,500	Northern Trust	(37,757)
3/18/26	U.S. Dollars	1,330,324	Australian Dollars	2,001,550	Deutsche Bank	(63,289)
Total Unrealized Depreciation						$(376,532)
Net Unrealized Depreciation						$(21,829)

Written Call Option Contracts outstanding at January 31, 2026: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Kenvue, Inc.	74	USD	128,760	19.00	5/15/2026	$(2,421)
Total Written Call Options Contracts (Premiums Received $2,421)						$(2,421)

Long Contracts for Difference at January 31, 2026: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	553	Monthly	$84,493	$(6,884)
Abbott Laboratories	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	271	Monthly	29,620	869
Adobe, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,444	Monthly	423,407	(9,190)
ADT, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	32,806	Monthly	262,204	(6,831)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,261	Monthly	$298,087	$10,680
Alcoa Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,463	Monthly	139,587	(10,878)
Alcon A.G.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,083	Monthly	249,263	3,640
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,690	Monthly	201,182	4,616
Allegheny Technologies, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,681	Monthly	442,166	(18,967)
Allegion PLC	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,727	Monthly	450,692	(4,503)
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,998	Monthly	397,048	6,549
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,687	Monthly	335,479	5,668
Altria Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,179	Monthly	444,366	2,283
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,667	Monthly	412,996	5,197
American Airlines Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	9,952	Monthly	131,995	(17,024)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,143	Monthly	376,193	7,657
American Express Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	647	Monthly	227,639	(5,686)
American Homes 4 Rent L.P.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,365	Monthly	73,960	(1,058)
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	9,315	Monthly	697,032	22,182
American Tower Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,495	Monthly	446,400	20,139
American Water Works Co., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	16	Monthly	2,063	(71)
Aptiv PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,616	Monthly	424,770	(36,516)
Aramark Services, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	10,475	Monthly	402,625	(5,756)
Archer-Daniels-Midland Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,459	Monthly	165,179	14,713
AutoZone, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	66	Monthly	243,995	25,272
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	112	Monthly	414,587	(533)
Ball Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	15,016	Monthly	852,738	12,849
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,494	Monthly	388,378	(35,799)
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	18,145	Monthly	395,295	(11,378)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,523	Monthly	423,678	(41,921)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,836	Monthly	379,385	(17,331)
Block, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,973	Monthly	179,370	(13,637)
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	8,433	Monthly	398,978	(4,022)
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	891	Monthly	42,178	(1,125)
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,286	Monthly	192,953	(11,782)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,788	Monthly	318,205	(3,049)
Broadcom, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,200	Monthly	397,290	6,797
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,191	Monthly	431,560	(26,389)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,621	Monthly	184,999	4,598
Camden Property Trust	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,075	Monthly	443,415	(9,634)
Campbell’s (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	13,881	Monthly	388,285	12,243
Canadian Pacific Railway Ltd.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,977	Monthly	369,319	9,812
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	905	Monthly	194,287	3,832
Carlisle Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	245	Monthly	83,384	(6,328)
Carnival Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	13,152	Monthly	393,983	(15,330)
Carnival Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	14,704	Monthly	440,800	10,016

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Carrier Global Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,322	Monthly	$376,407	$13,306
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	689	Monthly	452,323	7,762
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,986	Monthly	463,983	55,509
Cheniere Energy, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,185	Monthly	461,842	10,030
Chord Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,321	Monthly	232,241	18,030
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,158	Monthly	207,294	22,008
Cigna Group (The)	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,059	Monthly	836,663	(31,175)
Cleveland-Cliffs, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	817	Monthly	11,238	(218)
Coca-Cola Consolidated, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	347	Monthly	52,759	733
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,861	Monthly	438,599	21,646
ConocoPhillips	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,131	Monthly	429,716	21,978
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,240	Monthly	344,792	19,388
Corteva, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,078	Monthly	78,347	1,205
Crocs, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,832	Monthly	405,191	(11,859)
Crown Castle, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,838	Monthly	419,334	(18,070)
Crown Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,336	Monthly	452,928	3,772
CubeSmart	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,417	Monthly	315,420	(13,302)
CVS Health Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,693	Monthly	125,974	(10,910)
CVS Health Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,664	Monthly	198,310	(21,950)
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,110	Monthly	448,434	(10,183)
DaVita, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,678	Monthly	401,612	11,777
Devon Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,904	Monthly	156,768	14,975
Dollar General Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,929	Monthly	419,467	(24,759)
Dollar Tree, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,598	Monthly	305,334	(16,315)
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,731	Monthly	404,718	1,161
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	26	Monthly	1,798	10
Eaton Corp. PLC	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	344	Monthly	120,772	5,862
eBay, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,549	Monthly	414,307	(22,264)
Enbridge, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	735	Monthly	35,883	403
Encompass Health Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,288	Monthly	310,464	(19,584)
EQT Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	10,880	Monthly	627,398	75,142
Equity Residential	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,222	Monthly	386,941	(3,864)
Equity Residential	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	229	Monthly	14,250	242
Essex Property Trust, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,581	Monthly	397,635	(3,127)
Eversource Energy	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,503	Monthly	448,618	7,871
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	7,365	Monthly	329,353	3,922
Fair Isaac Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	287	Monthly	419,002	(34,606)
FedEx Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,276	Monthly	410,454	16,339
FedEx Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,412	Monthly	454,706	17,825
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,378	Monthly	76,087	(6,262)
Fiserv, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,958	Monthly	379,156	(18,941)
Gap (The), Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	9,506	Monthly	265,428	(3,043)
Gap (The), Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	16,390	Monthly	458,277	13,082
General Electric Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	699	Monthly	214,431	6,098
General Electric Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,217	Monthly	373,302	13,200

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
General Mills, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,837	Monthly	$408,245	$6,127
General Motors Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,280	Monthly	107,520	(1,592)
H&R Block, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,593	Monthly	377,891	(29,230)
H&R Block, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	7,346	Monthly	289,591	(8,022)
Hasbro, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,948	Monthly	440,920	(144)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	795	Monthly	387,471	7,730
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	745	Monthly	363,539	14,257
Healthpeak Properties, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	969	Monthly	16,687	(593)
HEICO Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	59	Monthly	19,477	(1,223)
Hershey (The) Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	863	Monthly	167,947	3,416
HF Sinclair Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,289	Monthly	274,504	7,454
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	990	Monthly	370,136	11,607
Host Hotels & Resorts L.P.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	10,240	Monthly	189,465	708
Host Hotels & Resorts L.P.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	14,370	Monthly	265,909	137
HP, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,465	Monthly	125,425	(11,047)
Illumina, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,610	Monthly	232,701	(2,096)
International Business Machines Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,313	Monthly	402,200	9,360
Invitation Homes, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	16,459	Monthly	439,026	266
Jabil, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,809	Monthly	428,224	24,889
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	729	Monthly	147,739	(989)
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,453	Monthly	411,036	25,159
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	178	Monthly	21,209	817
Kimberly-Clark Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,304	Monthly	429,745	(2,626)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	13,799	Monthly	419,955	41,084
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,380	Monthly	224,714	22,428
Kohl’s Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,967	Monthly	121,149	(26,330)
Kraft Heinz (The) Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	16,849	Monthly	399,726	15,486
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,945	Monthly	184,741	7,228
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,377	Monthly	400,510	489
Labcorp Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,704	Monthly	461,767	26,055
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,982	Monthly	182,526	18,069
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,914	Monthly	408,842	17,386
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,065	Monthly	278,366	10,839
Las Vegas Sands Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	8,147	Monthly	429,278	(53,744)
Leidos Holdings, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	335	Monthly	63,026	(1,780)
Linde PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	997	Monthly	454,620	16,249
Lithia Motors, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	330	Monthly	106,637	(1,915)
Lumen Technologies, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	43,772	Monthly	385,319	26,242
Lumen Technologies, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	44,100	Monthly	388,680	(3,875)
Macy’s Retail Holdings LLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	15,759	Monthly	315,339	(8,470)
Macy’s Retail Holdings LLC	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	21,450	Monthly	429,140	(10,183)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,712	Monthly	829,625	2,627
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,176	Monthly	408,966	11,998

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	308	Monthly	$200,506	$3,096
Masco Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,698	Monthly	309,954	(24,590)
Match Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	13,919	Monthly	432,635	(21,158)
McDonald’s Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	355	Monthly	111,580	1,928
McDonald’s Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	242	Monthly	76,199	796
McDonald’s Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	931	Monthly	293,068	7,351
McKesson Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	56	Monthly	46,545	358
MetLife, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	372	Monthly	29,342	381
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,252	Monthly	436,116	(4,246)
Mohawk Industries, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,274	Monthly	150,707	(7,980)
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,714	Monthly	275,093	19,135
Mosaic (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,196	Monthly	197,560	(906)
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,069	Monthly	429,970	4,752
MSCI, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	315	Monthly	191,623	3,471
Murphy Oil U.S.A., Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5	Monthly	2,111	(36)
NetApp, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,931	Monthly	185,871	(9,418)
Netflix, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,599	Monthly	383,702	(1,588)
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,276	Monthly	255,249	(4,692)
Newmont Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,105	Monthly	348,556	(29,973)
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	405	Monthly	280,163	8,635
NRG Energy, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,277	Monthly	347,032	(12,381)
Nutrien Ltd.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,696	Monthly	116,518	15,098
Open Text Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,348	Monthly	59,797	(10,428)
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,958	Monthly	423,190	(24,457)
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,236	Monthly	227,297	18,118
Owens Corning	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	106	Monthly	12,683	(538)
Packaging Corp. of America	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,818	Monthly	403,775	14,003
PayPal Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,424	Monthly	180,154	(15,996)
Pfizer, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	15,455	Monthly	407,811	16,288
Pilgrim’s Pride Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	8,832	Monthly	382,284	42,341
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,334	Monthly	353,571	21,073
Progressive (The) Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	146	Monthly	30,340	567
Public Storage	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,500	Monthly	413,376	6,696
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,577	Monthly	854,339	38,722
Regal Rexnord Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,726	Monthly	439,926	6,710
Regency Centers Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	333	Monthly	24,248	652
Reinsurance Group of America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,321	Monthly	267,445	7,564
Rocket Co., Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	18,144	Monthly	324,687	(97,445)
Ross Stores, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	176	Monthly	33,203	—
Ryder System, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,547	Monthly	295,461	(4,656)
Seagate Technology, LLC	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,034	Monthly	421,248	62,289
Sempra	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,481	Monthly	389,623	4,913

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Service Corp., (U.S.) International	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	779	Monthly	$62,517	$586
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,160	Monthly	410,545	14,432
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,015	Monthly	359,411	(1,577)
Sirius XM Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	19,077	Monthly	387,385	(19,543)
Sirius XM Holdings, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	21,031	Monthly	427,667	(6,827)
Skyworks Solutions, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,063	Monthly	59,218	(1,695)
Snap, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	54,205	Monthly	375,059	(44,566)
Southern (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	487	Monthly	43,486	499
Southwest Airlines Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,651	Monthly	363,258	37,255
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,467	Monthly	429,705	(27,442)
Sun Communities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,556	Monthly	452,491	(110)
Sysco Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	341	Monthly	28,587	(31)
Tapestry, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,765	Monthly	350,648	(6,944)
TC Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,732	Monthly	452,991	32,276
TELUS Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	22,078	Monthly	307,594	11,967
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,267	Monthly	428,162	(29,383)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,035	Monthly	384,637	(22,029)
T-Mobile U.S., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,364	Monthly	268,452	74
T-Mobile U.S., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	476	Monthly	93,843	5,637
TopBuild Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	524	Monthly	245,075	(12,514)
TransDigm, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	122	Monthly	173,871	(1,021)
Transocean Ltd.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	105,432	Monthly	523,335	63,303
Travelers (The) Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	580	Monthly	164,984	1,544
Twilio, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,094	Monthly	372,409	(20,577)
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,323	Monthly	412,364	44,594
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,229	Monthly	418,270	(13,272)
UDR, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	11,854	Monthly	440,045	(5,073)
United Airlines Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,695	Monthly	377,845	(22,344)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,750	Monthly	398,030	(11,366)
United Rentals North America, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	239	Monthly	186,727	(41,760)
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,929	Monthly	387,950	(8,933)
Valero Energy Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,142	Monthly	387,779	(20,477)
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,811	Monthly	441,648	(9,863)
Verisk Analytics, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,857	Monthly	403,521	(2,233)
Verizon Communications, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,395	Monthly	62,088	7,102
VICI Properties, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	15,504	Monthly	435,039	(2,343)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,450	Monthly	387,680	(4,860)
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,069	Monthly	232,884	(2,303)
WEC Energy Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,566	Monthly	173,056	3,678
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	9,392	Monthly	241,918	(9,694)
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	21	Monthly	1,410	126
Workday, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,459	Monthly	431,560	(30,253)

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
WP Carey, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,786	Monthly	$124,482	$2,052
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,339	Monthly	358,188	(27,375)
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,776	Monthly	430,716	4,656
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,556	Monthly	397,181	4,921
Zoetis, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,426	Monthly	426,992	(2,217)
Total (Notional Payable $68,224,651)				$1,221,040		$68,230,258	$5,608

Short Contracts for Difference at January 31, 2026: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Advance Auto Parts, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	9,481	Monthly	$(454,367)	$(52,562)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	12,592	Monthly	(184,473)	(5,415)
Aflac, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,030	Monthly	(446,843)	(10,246)
AGCO Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,611	Monthly	(182,456)	22
Albertsons Cos., Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	22,576	Monthly	(375,454)	15,629
Alliant Energy Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,386	Monthly	(91,351)	1,369
Allison Transmission Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,666	Monthly	(397,905)	(13,892)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,343	Monthly	(394,532)	11,347
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,497	Monthly	(836,304)	(15,422)
Amcor PLC	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	431	Monthly	(19,059)	(625)
Americold Realty Trust, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	25,816	Monthly	(320,160)	14,650
Amgen, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	995	Monthly	(339,750)	(9,936)
Amkor Technology, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,727	Monthly	(372,713)	20,904
Anthem, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	236	Monthly	(81,535)	6,313
Apache Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,036	Monthly	(80,181)	(1,412)
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,150	Monthly	(422,950)	32,822
Arrow Electronics, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,082	Monthly	(407,869)	(42,646)
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,130	Monthly	(281,217)	16,564
AT&T, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,854	Monthly	(100,889)	(9,434)
AT&T, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	12,525	Monthly	(328,099)	(33,024)
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	479	Monthly	(97,976)	5,153
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	367	Monthly	(75,121)	3,546
Avis Budget Group, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,521	Monthly	(174,771)	15,673
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	8,412	Monthly	(471,106)	(12,336)
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	13,723	Monthly	(275,175)	(56)
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	19,825	Monthly	(397,632)	(448)
Biogen, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,474	Monthly	(444,768)	(14,899)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,646	Monthly	(384,174)	23,669

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,774	Monthly	$(414,317)	$31,684
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,445	Monthly	(304,413)	25,313
Boston Scientific Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,228	Monthly	(208,060)	5,576
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	9,456	Monthly	(429,842)	16,676
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,115	Monthly	(296,246)	31,925
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,374	Monthly	(92,346)	(5,668)
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,557	Monthly	(261,219)	834
Caesars Entertainment, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	22,151	Monthly	(458,526)	60,016
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	10,818	Monthly	(402,273)	(17,994)
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,818	Monthly	(398,015)	25,515
Celanese Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,522	Monthly	(67,638)	5,388
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	11,220	Monthly	(221,118)	(14,334)
Centene Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	10,340	Monthly	(447,637)	19,931
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,086	Monthly	(429,477)	(24,762)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,331	Monthly	(480,177)	(30,842)
Chevron Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,154	Monthly	(380,573)	(22,300)
Chubb Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,276	Monthly	(394,528)	(9,936)
Cisco Systems, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,854	Monthly	(457,926)	(16,555)
Cisco Systems, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	5,238	Monthly	(409,993)	(19,153)
Coca-Cola (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,321	Monthly	(472,300)	(25,958)
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	10,422	Monthly	(309,991)	(5,849)
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	14,869	Monthly	(442,080)	(7,830)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	22,620	Monthly	(418,696)	(40,590)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	13,784	Monthly	(255,142)	(10,799)
ConocoPhillips	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,118	Monthly	(428,962)	(29,456)
Constellation Brands, Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,002	Monthly	(313,713)	(4,627)
Corning, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	309	Monthly	(31,885)	(2,752)
Coterra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,956	Monthly	(85,177)	(9,119)
CSX Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,652	Monthly	(175,660)	(9,211)
Cummins, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	350	Monthly	(202,449)	1,626
Danaher Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,606	Monthly	(787,705)	60,154
Darden Restaurants, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	572	Monthly	(113,975)	1,625
Deere & Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	774	Monthly	(407,946)	(19,225)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,392	Monthly	(387,496)	14,428
Delta Air Lines, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,699	Monthly	(375,003)	29,177
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	6,717	Monthly	(269,918)	(14,806)
Dick’s Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,110	Monthly	(425,635)	22,496

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Dow, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	10,630	Monthly	$(292,297)	$(16,768)
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	13,351	Monthly	(367,820)	5,428
DR Horton, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,333	Monthly	(495,177)	(4,341)
DuPont de Nemours, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	7,808	Monthly	(342,770)	1,272
Edison International	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,365	Monthly	(84,847)	(3,479)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,633	Monthly	(372,796)	(24,843)
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,693	Monthly	(425,149)	1,946
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	325	Monthly	(86,073)	9,568
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,385	Monthly	(366,561)	18,967
FactSet Research Systems, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	258	Monthly	(65,574)	8,933
Fidelity National Information Services, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	403	Monthly	(21,919)	193
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	8,687	Monthly	(410,742)	(5,996)
Flex Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	317	Monthly	(19,970)	546
FMC Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	20,090	Monthly	(317,422)	4,420
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	6,296	Monthly	(87,204)	3,458
Ford Motor Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	26,792	Monthly	(371,873)	(1,995)
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,045	Monthly	(56,510)	3,154
Fox Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	698	Monthly	(50,694)	2,138
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,517	Monthly	(392,519)	(1,228)
FTAI Aviation Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	818	Monthly	(222,595)	17,480
Gartner, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,800	Monthly	(376,767)	37,817
General Motors Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,192	Monthly	(268,128)	(9,708)
Genuine Parts Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,364	Monthly	(467,258)	(6,594)
Globe Life, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	659	Monthly	(92,343)	(1,197)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	11,896	Monthly	(111,941)	(2,974)
Graphic Packaging Holding Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	16,022	Monthly	(234,414)	12,534
Halliburton Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	13,767	Monthly	(460,674)	(14,241)
Hartford Insurance Group (The), Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	488	Monthly	(65,854)	(964)
Hartford Insurance Group (The), Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,498	Monthly	(336,936)	(10,148)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	19,136	Monthly	(411,551)	(2,470)
Hilton Worldwide Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,374	Monthly	(409,362)	448
Home Depot (The), Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	82	Monthly	(30,713)	61
Howmet Aerospace, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	648	Monthly	(134,831)	945
Humana, Inc.	U.S. Fed Funds + (0.05)%	2/9/2026	JPMorgan Chase	297	Monthly	(57,969)	(349)
Humana, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,916	Monthly	(373,398)	144,612
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	895	Monthly	(376,115)	2,527

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,757	Monthly	$(274,139)	$22,987
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	834	Monthly	(130,243)	10,303
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	118	Monthly	(18,438)	1,083
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,390	Monthly	(436,353)	16,532
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,422	Monthly	(435,855)	(16,677)
International Flavors & Fragrances, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,117	Monthly	(217,298)	3,479
International Paper Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,606	Monthly	(64,617)	2,964
IQVIA Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	859	Monthly	(197,418)	9,842
Iron Mountain, Inc.	U.S. Fed Funds	2/9/2026	JPMorgan Chase	233	Monthly	(21,466)	—
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	956	Monthly	(87,956)	636
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,316	Monthly	(305,307)	5,895
KB Home	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,708	Monthly	(155,502)	506
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,702	Monthly	(422,711)	31,564
Lennar Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	6,546	Monthly	(715,272)	33,971
Lincoln National Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	8,821	Monthly	(366,859)	(3,176)
LKQ Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	12,746	Monthly	(418,351)	8,840
Lockheed Martin Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	215	Monthly	(136,293)	(10,015)
Lowe’s Cos., Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,494	Monthly	(398,270)	(12,584)
Lowe’s Cos., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,545	Monthly	(412,349)	12,889
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	8,809	Monthly	(431,344)	22,326
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,341	Monthly	(422,224)	14,660
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,249	Monthly	(393,549)	7,764
Matador Resources Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	741	Monthly	(33,494)	(913)
Merck & Co., Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,127	Monthly	(454,200)	3,004
MGM Resorts International	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	7,061	Monthly	(236,693)	4,675
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,332	Monthly	(417,972)	10,311
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	11,959	Monthly	(359,100)	30,829
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	243	Monthly	(21,320)	(2,004)
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,818	Monthly	(422,994)	(25,898)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	18,539	Monthly	(406,246)	41,716
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,699	Monthly	(259,145)	(2,443)
Nucor Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,541	Monthly	(450,763)	(22,752)
NXP Semiconductors N.V.	U.S. Fed Funds + (0.05)%	2/9/2026	JPMorgan Chase	100	Monthly	(22,610)	332
NXP Semiconductors N.V.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	276	Monthly	(62,360)	2,381
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	9,247	Monthly	(418,960)	(18,872)
Omega Healthcare Investors, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	388	Monthly	(17,025)	46
Omnicom Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,888	Monthly	(145,452)	3,061
Omnicom Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,536	Monthly	(425,920)	21,421
OneMain Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	6,050	Monthly	(395,727)	30,468

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
ONEOK, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	899	Monthly	$(71,154)	$(845)
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,469	Monthly	(405,485)	60,000
Oracle Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,210	Monthly	(363,469)	31,160
Ovintiv, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	9,363	Monthly	(406,432)	(37,657)
Parker-Hannifin Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	21	Monthly	(19,614)	(578)
PepsiCo, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,804	Monthly	(430,519)	(25,250)
Performance Food Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	113	Monthly	(10,771)	172
PG&E Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	25,691	Monthly	(395,906)	(7,771)
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,060	Monthly	(190,058)	(9,092)
Post Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,002	Monthly	(408,954)	(16,299)
Principal Financial Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	193	Monthly	(18,268)	(688)
Prologis, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,904	Monthly	(379,146)	6,360
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	342	Monthly	(37,984)	(480)
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,225	Monthly	(357,820)	17,667
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,784	Monthly	(348,029)	6,642
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	928	Monthly	(440,172)	(5,039)
Raymond James Financial, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,551	Monthly	(422,536)	14,872
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	980	Monthly	(196,843)	(3,703)
Roger Communications, Inc., Class B	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	8,398	Monthly	(317,528)	(6,529)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	130	Monthly	(42,141)	(2,994)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,184	Monthly	(384,125)	(45,061)
S&P Global, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	406	Monthly	(213,836)	6,037
Schlumberger Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,288	Monthly	(449,353)	(15,144)
Sempra	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,997	Monthly	(433,958)	5,389
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,327	Monthly	(253,573)	(11,071)
SLM Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,030	Monthly	(136,279)	4,209
Somnigroup International, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,982	Monthly	(349,564)	27,532
Southern (The) Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,794	Monthly	(338,632)	(6,351)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	992	Monthly	(47,140)	(4,563)
Starbucks Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,749	Monthly	(436,096)	7,719
Steel Dynamics, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,302	Monthly	(233,653)	(1,600)
Synnex Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	111	Monthly	(17,612)	(1,229)
Synopsys, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	895	Monthly	(415,996)	37,830
Take-Two Interactive Software, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	579	Monthly	(127,465)	12,498
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,259	Monthly	(454,014)	(40,121)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,037	Monthly	(409,396)	(19,187)
Target Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	7,647	Monthly	(805,420)	40,303

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
TC Energy Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,278	Monthly	$(192,320)	$(11,192)
Teledyne Technologies, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	416	Monthly	(257,946)	(4,682)
Tesla, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	916	Monthly	(393,527)	5,459
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	720	Monthly	(415,757)	21,768
Toll Brothers, Inc.	U.S. Fed Funds	1/25/2027	Barclays	2,856	Monthly	(412,388)	8,449
Union Pacific Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,608	Monthly	(377,538)	(6,878)
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,103	Monthly	(435,216)	10,452
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	228	Monthly	(178,131)	31,583
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,804	Monthly	(803,057)	140,718
Ventas, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,817	Monthly	(218,796)	(3,169)
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,671	Monthly	(207,953)	(23,542)
VF Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	7,817	Monthly	(153,030)	2,841
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	34,259	Monthly	(447,617)	(14,837)
Walmart, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,801	Monthly	(214,482)	(2,190)
Walmart, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,405	Monthly	(405,153)	328
Welltower, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,049	Monthly	(385,152)	(3,724)
WESCO International, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	413	Monthly	(119,310)	(8,820)
Western Union (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	44,351	Monthly	(414,727)	15,929
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	569	Monthly	(130,875)	731
Westlake Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,098	Monthly	(403,591)	3,209
Whirlpool Corp.	U.S. Fed Funds + (0.89)%	2/9/2026	JPMorgan Chase	314	Monthly	(25,117)	433
Whirlpool Corp.	U.S. Fed Funds + (0.75)%	1/25/2027	Barclays	10,257	Monthly	(820,457)	87,016
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	6,307	Monthly	(423,950)	(21,768)
Xylem, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	777	Monthly	(106,972)	5,545
Total (Notional Payable $60,294,458)				$1,007,928		$(59,679,451)	$615,006

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2026: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 45 (Pay Quarterly)	2.97%	5.00%	12/20/2030	USD	43,369	$3,874	$2,984	$890
Total						$3,874	$2,984	$890

Morningstar Funds Trust January 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$2,407,427	$—	$2,407,427
Common Stocks	62,134,971	1,008,651	— *	63,143,622
Convertible Bonds	—	57,150,058	—	57,150,058
Convertible Preferred Stocks	5,701,594	1,171,311	—	6,872,905
Corporate Bonds	—	54,101,054	—	54,101,054
Foreign Issuer Bonds	—	12,789,214	—	12,789,214
Mortgage-Backed Securities	—	38,968,868	—	38,968,868
Preferred Stocks	2,956,952	—	—	2,956,952
Rights	—	—	265,599	265,599
Warrants	1,495	—	—	1,495
Short-Term Investments	18,299,792	7,998,727	—	26,298,519
Purchased Options	100,907	—	—	100,907
Total Assets – Investments at value	$89,195,711	$175,595,310	$265,599	$265,056,620
Liabilities:
Common Stocks	$(42,263,635)	$—	$—	$(42,263,635)
Rights	—	—	— *	—
Total Liabilities – Investments at value	$(42,263,635)	$—	$—	$(42,263,635)
Net Investments	$46,932,076	$175,595,310	$265,599	$222,792,985

*Includes securities determined to have no value as of January 31, 2026.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$113,981	$—	$—	$113,981
Forward Foreign Currency Exchange Contracts	—	354,703	—	354,703
Contracts for Difference	—	3,204,442	—	3,204,442
Swap Contracts	—	890	—	890
Total Assets - Derivative Financial Instruments	$113,981	$3,560,035	$—	$3,674,016
Liabilities:
Futures Contracts	$(208,163)	$—	$—	$(208,163)
Forward Foreign Currency Exchange Contracts	—	(376,532)	—	(376,532)
Written Options	(2,421)	—	—	(2,421)
Contracts for Difference	—	(2,583,828)	—	(2,583,828)
Total Liabilities - Derivative Financial Instruments	$(210,584)	$(2,960,360)	$—	$(3,170,944)
Total Derivative Financial Instruments	$(96,603)	$599,675	$—	$503,072